UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of principal executive offices)

Mitchell T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 8011
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments:

MAXIM SERIES FUND, INC. MAXIM AGGRESSIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 UNAUDITED COMMON STOCK
Shares		Value ($)

1,003,781	Maxim Bernstein International Equity Portfolio	8,672,668
747,502	Maxim Invesco ADR Portfolio	9,276,505
813,138	Maxim Janus Large Cap Growth Portfolio	9,643,813
505,863	Maxim Loomis Sayles Small-Cap Value Portfolio	8,680,615
953,281	Maxim MFS® International Growth Portfolio	9,275,424
1,331,777	Maxim MidCap Value Portfolio	11,466,588
347,283	Maxim Small-Cap Growth Portfolio	5,553,057
932,834	Maxim Small-Cap Value Portfolio	8,731,329
590,068	Maxim T. Rowe Price Equity/Income Portfolio	8,733,004
738,734	Maxim T. Rowe Price MidCap Growth Portfolio	10,755,968
641,335	Putnam Equity Income Fund	8,722,160
1,076,341	Putnam Mid Cap Value Fund	10,548,142

Total Aggressive Profile I Portfolio		$110,059,273
(Cost of Investments $137,594,180)

MAXIM SERIES FUND, INC. MAXIM CONSERVATIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 UNAUDITED COMMON STOCK
Shares			Value ($)

11,095,999	*	Great-West Life & Annuity Contract	$11,931,552
86,648		Maxim Bernstein International Equity Portfolio	748,635
544,833		Maxim Federated Bond Portfolio	5,224,949
244,860		Maxim Global Bond Portfolio	2,568,587
472,679		Maxim High Yield Bond Portfolio	3,682,166
64,583		Maxim Invesco ADR Portfolio	801,480
262,946		Maxim Janus Large Cap Growth Portfolio	3,118,538
72,658		Maxim Loomis Sayles Small-Cap Value Portfolio	1,246,820
81,864		Maxim MFS® International Growth Portfolio	796,540
143,474		Maxim MidCap Value Portfolio	1,235,311
411,371		Maxim Short Duration Bond Portfolio	3,912,140
133,974		Maxim Small-Cap Value Portfolio	1,254,001
127,135		Maxim T. Rowe Price Equity/Income Portfolio	1,881,599
452,263		Maxim U.S. Government Securities Portfolio	5,314,088
138,182		Putnam Equity Income Fund	1,879,276
708,506		Putnam High Yield Advantage Fund	3,698,401
115,988		Putnam Mid Cap Value Fund	1,136,687

Total Conservative Profile I Portfolio			$50,430,770
(Cost of Investments $54,660,139)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 UNAUDITED COMMON STOCK
Shares			Value ($)

41,349,871	*	Great-West Life & Annuity Contract	$44,730,375
1,457,436		Maxim Bernstein International Equity Portfolio	12,592,244
2,297,806		Maxim Federated Bond Portfolio	22,035,959
1,376,615		Maxim Global Bond Portfolio	14,440,693
885,781		Maxim High Yield Bond Portfolio	6,900,230
1,086,732		Maxim Invesco ADR Portfolio	13,486,345
1,968,943		Maxim Janus Large Cap Growth Portfolio	23,351,664
816,962		Maxim Loomis Sayles Small-Cap Value Portfolio	14,019,075
1,385,973		Maxim MFS® International Growth Portfolio	13,485,518
1,613,083		Maxim MidCap Value Portfolio	13,888,649
1,506,558		Maxim Small-Cap Value Portfolio	14,101,384
952,962		Maxim T. Rowe Price Equity/Income Portfolio	14,103,833
894,579		Maxim T. Rowe Price MidCap Growth Portfolio	13,025,072
1,907,536		Maxim U.S. Government Securities Portfolio	22,413,553
1,035,741		Putnam Equity Income Fund	14,086,075
1,327,913		Putnam High Yield Advantage Fund	6,931,708
1,303,624		Putnam Mid Cap Value Fund	12,775,517

Total Moderate Profile I Portfolio			$276,367,894
(Cost of Investments $316,458,597)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 UNAUDITED COMMON STOCK
Shares			Value ($)

13,042,595	*	Great-West Life & Annuity Contract	$14,039,996
1,602,916		Maxim Bernstein International Equity Portfolio	13,849,194
1,442,482		Maxim Federated Bond Portfolio	13,833,399
1,296,295		Maxim Global Bond Portfolio	13,598,132
834,094		Maxim High Yield Bond Portfolio	6,497,596
1,193,170		Maxim Invesco ADR Portfolio	14,807,241
1,854,170		Maxim Janus Large Cap Growth Portfolio	21,990,453
576,951		Maxim Loomis Sayles Small-Cap Value Portfolio	9,900,472
1,521,731		Maxim MFS® International Growth Portfolio	14,806,438
2,278,323		Maxim MidCap Value Portfolio	19,616,365
792,065		Maxim Small-Cap Growth Portfolio	12,665,116
1,063,926		Maxim Small-Cap Value Portfolio	9,958,344
1,345,960		Maxim T. Rowe Price Equity/Income Portfolio	19,920,213
842,396		Maxim T. Rowe Price MidCap Growth Portfolio	12,265,285
1,197,479		Maxim U.S. Government Securities Portfolio	14,070,379
1,462,884		Putnam Equity Income Fund	19,895,224
1,250,293		Putnam High Yield Advantage Fund	6,526,530
1,841,325		Putnam Mid Cap Value Fund	18,044,983

Total Moderately Aggressive Profile I Portfolio			$256,285,360
(Cost of Investments $306,077,067)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 UNAUDITED COMMON STOCK
Shares			Value ($)

14,844,315	*	Great-West Life & Annuity Contract	$15,939,654
231,392		Maxim Bernstein International Equity Portfolio	1,999,227
545,857		Maxim Federated Bond Portfolio	5,234,768
327,062		Maxim Global Bond Portfolio	3,430,878
420,876		Maxim High Yield Bond Portfolio	3,278,625
171,990		Maxim Invesco ADR Portfolio	2,134,393
351,036		Maxim Janus Large Cap Growth Portfolio	4,163,291
194,105		Maxim Loomis Sayles Small-Cap Value Portfolio	3,330,841
219,345		Maxim MFS® International Growth Portfolio	2,134,229
191,634		Maxim MidCap Value Portfolio	1,649,972
183,169		Maxim Short Duration Bond Portfolio	1,741,938
357,925		Maxim Small-Cap Value Portfolio	3,350,180
169,797		Maxim T. Rowe Price Equity/Income Portfolio	2,513,003
212,601		Maxim T. Rowe Price MidCap Growth Portfolio	3,095,475
453,143		Maxim U.S. Government Securities Portfolio	5,324,429
184,552		Putnam Equity Income Fund	2,509,914
630,864		Putnam High Yield Advantage Fund	3,293,109
154,883		Putnam Mid Cap Value Fund	1,517,849

Total Moderately Conservative Profile I Portfolio			$66,641,775
(Cost of Investments $74,085,964)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the Great-West Life & Annuity (GWL&A) Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of

GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

At September 30, 2008, the U.S. Federal income tax cost basis was $140,204,571. The Maxim Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $0 and gross depreciation of securities in which there was an excess of tax cost over value of $30,145,298, resulting in net depreciation of $30,145,298.

At September 30, 2008, the U.S. Federal income tax cost basis was $55,854,283. The Maxim Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $835,554 and gross depreciation of securities in which there was an excess of tax cost over value of $6,259,067, resulting in net depreciation of $5,423,513.

At September 30, 2008, the U.S. Federal income tax cost basis was $321,319,821. The Maxim Moderate Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,379,369 and gross depreciation of securities in which there was an excess of tax cost over value of $48,331,296, resulting in net depreciation of $44,951,927.

At September 30, 2008, the U.S. Federal income tax cost basis was $311,821,565. The Maxim Moderately Aggressive Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $997,356 and gross depreciation of securities in which there was an excess of tax cost over value of $56,533,561, resulting in net depreciation of $55,536,205.

At September 30, 2008, the U.S. Federal income tax cost basis was $75,834,449. The Maxim Moderately Conservative Profile I Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,095,340 and gross depreciation of securities in which there was an excess of tax cost over value of $10,288,014, resulting in net depreciation of $9,192,674.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the period ended September 30, 2008, in which the issuer was an affiliate of a Portfolio, is included on the following pages:

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	9/30/2008

Aggressive Profile I Portfolio

Maxim Ariel MidCap Value Portfolio	0	$26,415,607	$1,353,570	$28,317,899	$(1,711,840)	$2,423	$0
Maxim MFS® International Growth Portfolio	953,281	11,095,491	1,993,378	1,017,278	(54,253)	0	9,275,424
Maxim MidCap Value Portfolio	1,331,777	0	13,881,980	584,562	(48,578)	8,928	11,466,588
Maxim Small-Cap Growth Portfolio	347,283	6,807,917	764,441	715,793	108,133	0	5,553,057
Maxim Small-Cap Value Portfolio	932,834	0	10,428,605	1,155,188	(23,011)	5,519	8,731,329

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	9/30/2008

Conservative Profile I Portfolio

Maxim Short Duration Bond Portfolio	411,371	$3,651,551	$850,347	$454,101	$(24,815)	$117,571	$3,912,140

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	9/30/2008

Moderate Profile I Portfolio

Maxim Ariel MidCap Value Portfolio	0	$30,316,190	$2,029,252	$32,913,047	$(1,895,181)	$2,781	$0
Maxim Bernstein International Equity Portfolio	1,457,436	15,318,385	4,742,821	1,573,003	(168,835)	0	12,592,244
Maxim Federated Bond Portfolio	2,297,806	22,957,340	3,017,256	3,224,957	(1,422)	824,304	22,035,959
Maxim Global Bond Portfolio	1,376,615	14,897,661	1,883,437	2,307,365	70,660	296,277	14,440,693
Maxim High Yield Bond Portfolio	885,781	15,321,339	1,508,768	9,306,646	(858,296)	585,204	6,900,230
Maxim Invesco ADR Portfolio	1,086,732	15,351,430	4,338,751	1,113,802	(16,603)	0	13,486,345
Maxim Janus Large Cap Growth Portfolio	1,968,943	32,639,792	4,192,160	3,949,709	1,565,735	9,240	23,351,664
Maxim Loomis Sayles Small-Cap Value Portfolio	816,962	15,319,531	1,841,137	1,338,967	(96,283)	19,699	14,019,075
Maxim MFS® International Growth Portfolio	1,385,973	15,286,877	3,477,739	1,378,384	(114,800)	0	13,485,518
Maxim MidCap Value Portfolio	1,613,083	0	16,397,812	309,549	(23,502)	10,414	13,888,649
Maxim Small-Cap Value Portfolio	1,506,558	0	16,153,518	1,173,677	(22,975)	8,583	14,101,384
Maxim U.S. Government Securities Portfolio	1,907,536	22,968,534	3,032,982	3,489,554	(38,825)	767,949	22,413,553

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	9/30/2008

Moderately Aggressive Profile I Portfolio

Maxim Ariel MidCap Value Portfolio	0	$43,907,170	$2,522,286	$48,681,847	$(4,180,646)	$4,027	$0
Maxim Bernstein International Equity Portfolio	1,602,916	17,275,816	4,928,287	1,813,429	(198,826)	0	13,849,194
Maxim Federated Bond Portfolio	1,442,482	14,777,875	2,074,979	2,570,271	267	520,572	13,833,399
Maxim Global Bond Portfolio	1,296,295	14,384,701	1,958,105	2,703,081	87,731	281,370	13,598,132
Maxim High Yield Bond Portfolio	834,094	14,793,858	1,484,900	9,121,196	(752,724)	556,682	6,497,596
Maxim Invesco ADR Portfolio	1,193,170	17,283,280	4,486,531	1,257,685	38,253	0	14,807,241
Maxim Janus Large Cap Growth Portfolio	1,854,170	31,516,326	3,716,795	4,112,994	1,573,883	8,691	21,990,453
Maxim MFS® International Growth Portfolio	1,521,731	17,210,627	3,537,717	1,647,556	(166,776)	0	14,806,438
Maxim MidCap Value Portfolio	2,278,323	0	23,184,173	441,613	(36,422)	14,864	19,616,365
Maxim Small-Cap Growth Portfolio	792,065	15,087,918	1,695,872	1,502,437	(64,947)	0	12,665,116
Maxim Small-Cap Value Portfolio	1,063,926	0	11,571,524	994,229	(20,037)	6,125	9,958,344

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

				Maxim	Maxim
	Maxim	Maxim	Maxim	Moderately	Moderately
	Aggressive	Conservative	Moderate	Aggressive	Conservative
	Profile I	Profile I	Profile I	Profile I	Profile I
Description	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Level 1	$110,059,273	$38,499,218	$231,637,519	$242,245,364	$50,702,121
Level 2
Level 3		11,931,552	44,730,375	14,039,996	15,939,654
Total	$110,059,273	$50,430,770	$276,367,894	$256,285,360	$66,641,775

MAXIM SERIES FUND, INC.
MAXIM AGGRESSIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 UNAUDITED

COMMON STOCK
Shares		Value ($)

4,918,224	Maxim Bernstein International Equity Portfolio	42,493,459
3,657,776	Maxim Invesco ADR Portfolio	45,392,994
3,991,651	Maxim Janus Large Cap Growth Portfolio	47,340,978
2,472,554	Maxim Loomis Sayles Small-Cap Value Portfolio	42,429,032
4,664,735	Maxim MFS® International Growth Portfolio	45,387,874
6,510,293	Maxim MidCap Value Portfolio	56,053,621
1,700,150	Maxim Small-Cap Growth Portfolio	27,185,392
4,557,288	Maxim Small-Cap Value Portfolio	42,656,213
2,882,936	Maxim T. Rowe Price Equity/Income Portfolio	42,667,450
3,617,621	Maxim T. Rowe Price MidCap Growth Portfolio	52,672,568
3,134,012	Putnam Equity Income Fund	42,622,564
5,266,028	Putnam Mid Cap Value Fund	51,607,072

Total Aggressive Profile II Portfolio		$538,509,217
(Cost of Investments $668,753,856)

MAXIM SERIES FUND, INC. MAXIM CONSERVATIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 UNAUDITED COMMON STOCK
Shares			Value ($)

46,802,760	*	Great West Life & Annuity Contract	$50,422,468
367,620		Maxim Bernstein International Equity Portfolio	3,176,239
2,301,396		Maxim Federated Bond Portfolio	22,070,389
1,035,649		Maxim Global Bond Portfolio	10,863,955
1,998,722		Maxim High Yield Bond Portfolio	15,570,042
273,537		Maxim Invesco ADR Portfolio	3,394,597
1,118,477		Maxim Janus Large Cap Growth Portfolio	13,265,136
307,248		Maxim Loomis Sayles Small-Cap Value Portfolio	5,272,370
346,869		Maxim MFS® International Growth Portfolio	3,375,037
606,663		Maxim MidCap Value Portfolio	5,223,367
1,738,726		Maxim Short Duration Bond Portfolio	16,535,282
566,162		Maxim Small-Cap Value Portfolio	5,299,281
537,361		Maxim T. Rowe Price Equity/Income Portfolio	7,952,942
1,909,968		Maxim U.S. Government Securities Portfolio	22,442,125
584,274		Putnam Equity Income Fund	7,946,127
2,995,638		Putnam High Yield Advantage Fund	15,637,231
491,126		Putnam Mid Cap Value Fund	4,813,037

Total Conservative Profile II Portfolio			$213,259,625
(Cost of Investments $231,169,420)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 UNAUDITED COMMON STOCK
Shares			Value ($)

136,011,270	*	Great West Life & Annuity Contract	$147,331,665
4,814,197		Maxim Bernstein International Equity Portfolio	41,594,666
7,566,010		Maxim Federated Bond Portfolio	72,558,034
4,536,847		Maxim Global Bond Portfolio	47,591,528
2,918,525		Maxim High Yield Bond Portfolio	22,735,307
3,585,639		Maxim Invesco ADR Portfolio	44,497,781
6,514,822		Maxim Janus Large Cap Growth Portfolio	77,265,784
2,692,159		Maxim Loomis Sayles Small-Cap Value Portfolio	46,197,443
4,572,745		Maxim MFS® International Growth Portfolio	44,492,808
5,315,343		Maxim MidCap Value Portfolio	45,765,106
4,962,142		Maxim Small-Cap Value Portfolio	46,445,646
3,139,176		Maxim T. Rowe Price Equity/Income Portfolio	46,459,800
2,953,396		Maxim T. Rowe Price MidCap Growth Portfolio	43,001,439
6,280,213		Maxim U.S. Government Securities Portfolio	73,792,501
3,412,744		Putnam Equity Income Fund	46,413,316
4,374,479		Putnam High Yield Advantage Fund	22,834,779
4,299,644		Putnam Mid Cap Value Fund	42,136,509

Total Moderate Profile II Portfolio			$911,114,112
(Cost of Investments $1,041,581,880)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 UNAUDITED COMMON STOCK
Shares			Value ($)

4,013,221	*	Great West Life & Annuity Contract	$4,208,674
480,959		Maxim Bernstein International Equity Portfolio	4,155,484
432,391		Maxim Federated Bond Portfolio	4,146,628
388,642		Maxim Global Bond Portfolio	4,076,857
250,075		Maxim High Yield Bond Portfolio	1,948,082
357,849		Maxim Invesco ADR Portfolio	4,440,903
556,456		Maxim Janus Large Cap Growth Portfolio	6,599,571
173,000		Maxim Loomis Sayles Small-Cap Value Portfolio	2,968,675
456,392		Maxim MFS® International Growth Portfolio	4,440,690
683,173		Maxim MidCap Value Portfolio	5,882,122
237,580		Maxim Small-Cap Growth Portfolio	3,798,906
318,999		Maxim Small-Cap Value Portfolio	2,985,831
403,547		Maxim T. Rowe Price Equity/Income Portfolio	5,972,492
252,705		Maxim T. Rowe Price MidCap Growth Portfolio	3,679,378
358,930		Maxim U.S. Government Securities Portfolio	4,217,431
438,629		Putnam Equity Income Fund	5,965,349
374,839		Putnam High Yield Advantage Fund	1,956,662
552,284		Putnam Mid Cap Value Fund	5,412,386

Total Moderately Aggressive Profile II Portfolio			$76,856,121
(Cost of Investments $92,122,697)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

MAXIM SERIES FUND, INC. MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2008 UNAUDITED COMMON STOCK
Shares			Value ($)

6,401,487	*	Great West Life & Annuity Contract	$6,627,517
96,373		Maxim Bernstein International Equity Portfolio	832,659
226,979		Maxim Federated Bond Portfolio	2,176,729
136,064		Maxim Global Bond Portfolio	1,427,314
175,104		Maxim High Yield Bond Portfolio	1,364,058
71,559		Maxim Invesco ADR Portfolio	888,052
146,355		Maxim Janus Large Cap Growth Portfolio	1,735,773
80,684		Maxim Loomis Sayles Small-Cap Value Portfolio	1,384,539
91,245		Maxim MFS® International Growth Portfolio	887,810
79,666		Maxim MidCap Value Portfolio	685,925
76,187		Maxim Short Duration Bond Portfolio	724,535
148,731		Maxim Small-Cap Value Portfolio	1,392,120
70,588		Maxim T. Rowe Price Equity/Income Portfolio	1,044,708
88,507		Maxim T. Rowe Price MidCap Growth Portfolio	1,288,663
188,385		Maxim U.S. Government Securities Portfolio	2,213,525
76,740		Putnam Equity Income Fund	1,043,664
262,466		Putnam High Yield Advantage Fund	1,370,074
64,439		Putnam Mid Cap Value Fund	631,501

Total Moderately Conservative Profile II Portfolio			$27,719,166
(Cost of Investments $31,073,673)

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the Great-West Life & Annuity (GWL&A) Contract (the Contract)

are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

At September 30, 2008, the U.S. Federal income tax cost basis was $682,303,904. The Maxim Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $0 and gross depreciation of securities in which there was an excess of tax cost over value of $143,794,687, resulting in net depreciation of $143,794,687.

At September 30, 2008, the U.S. Federal income tax cost basis was $238,011,093. The Maxim Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,619,343 and gross depreciation of securities in which there was an excess of tax cost over value of $28,370,811, resulting in net depreciation of $24,751,468.

At September 30, 2008, the U.S. Federal income tax cost basis was $1,062,182,042. The Maxim Moderate Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $11,315,491 and gross depreciation of securities in which there was an excess of tax cost over value of $162,383,421, resulting in net depreciation of $151,067,930.

At September 30, 2008, the U.S. Federal income tax cost basis was $98,882,112. The Maxim Moderately Aggressive Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $195,452 and gross depreciation of securities in which there was an excess of tax cost over value of $22,221,443, resulting in net depreciation of $22,025,991.

At September 30, 2008, the U.S. Federal income tax cost basis was $32,990,375. The Maxim Moderately Conservative Profile II Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $226,031 and gross depreciation of securities in which there was an excess of tax cost over value of $5,497,240, resulting in net depreciation of $5,271,209.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the period ended September 30, 2008, in which the issuer was an affiliate of a Portfolio, is included on the following pages:

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	9/30/2008

Aggressive Profile II Portfolio

Maxim Ariel MidCap Value Portfolio	0	$147,947,063	$2,524,884	$152,283,868	$(8,366,139)	$13,569	$0
Maxim Ariel Small-Cap Value Portfolio	0	56,531,447	1,085,305	64,356,213	(10,995,348)	186,433	0
Maxim Bernstein International Equity Portfolio	4,918,224	62,361,915	12,248,981	10,288,340	188,038	0	42,493,459
Maxim Invesco ADR Portfolio	3,657,776	62,424,394	10,806,878	8,471,048	1,090,373	0	45,392,994
Maxim Janus Large Cap Growth Portfolio	3,991,651	79,631,278	5,296,359	15,460,580	5,376,163	18,752	47,340,978
Maxim Loomis Sayles Small-Cap Value Portfolio	2,472,554	56,082,568	3,873,670	11,483,075	(315,252)	63,605	42,429,032
Maxim MFS® International Growth Portfolio	4,664,735	62,156,034	7,810,560	10,815,625	(577,246)	0	45,387,874
Maxim MidCap Value Portfolio	6,510,293	0	69,811,339	4,795,440	(369,353)	44,837	56,053,621
Maxim Small-Cap Growth Portfolio	1,700,150	38,121,564	2,571,835	6,241,613	1,053,048	0	27,185,392
Maxim Small-Cap Value Portfolio	4,557,288	0	52,421,908	7,126,876	(190,496)	27,713	42,656,213
Maxim T. Rowe Price Equity/Income Portfolio	2,882,936	112,669,172	5,710,612	63,254,226	(457,429)	635,672	42,667,450
Maxim T. Rowe Price MidCap Growth Portfolio	3,617,621	76,443,311	5,302,436	12,337,930	1,098,698	0	52,672,568
Putnam Mid Cap Value Fund	5,266,028	0	70,254,433	3,702,287	(408,792)	0	51,607,072

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	9/30/2008

Conservative Profile II Portfolio

Maxim Federated Bond Portfolio	2,301,396	$23,388,844	$3,518,574	$4,147,929	$(25,556)	$825,674	$22,070,389
Maxim Global Bond Portfolio	1,035,649	11,398,647	1,683,842	2,176,385	87,217	219,303	10,863,955
Maxim High Yield Bond	1,998,722	35,119,437	5,350,754	23,358,440	(1,742,812)	1,296,654	15,570,042
Maxim Janus Large Cap Growth Portfolio	1,118,477	18,677,879	3,563,627	3,967,651	586,226	5,193	13,265,136
Maxim Short Duration Bond Portfolio	1,738,726	17,326,548	2,960,272	3,223,139	(163,207)	512,058	16,535,282
Maxim U.S. Government Securities Portfolio	1,909,968	23,399,934	3,526,573	4,417,655	(69,726)	768,904	22,442,125

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2007	Cost	Cost	Gain/(Loss)	Received	9/30/2008

Moderate Profile II Portfolio

Maxim Ariel MidCap Value Portfolio	0	$110,115,214	$5,174,184	$116,231,230	$(5,822,534)	$10,100	$0
Maxim Ariel Small-Cap Value Portfolio	0	56,079,270	2,074,597	65,768,034	(11,917,365)	184,942	0
Maxim Bernstein International Equity Portfolio	4,814,197	55,663,953	14,979,587	9,692,625	(1,124,829)	0	41,594,666
Maxim Federated Bond Portfolio	7,566,010	83,394,855	8,901,037	17,389,858	1,813	2,785,664	72,558,034
Maxim Global Bond Portfolio	4,536,847	54,172,564	5,549,548	12,116,043	338,140	996,101	47,591,528
Maxim High Yield Bond	2,918,525	55,657,733	4,180,538	35,370,134	(3,298,450)	1,972,647	22,735,307
Maxim Invesco ADR Portfolio	3,585,639	55,777,332	13,663,055	7,806,656	(165,560)	0	44,497,781
Maxim Janus Large Cap Growth Portfolio	6,514,822	118,458,071	12,698,322	19,572,721	7,666,132	30,565	77,265,784
Maxim Loomis Sayles Small-Cap Value Portfolio	2,692,159	55,646,088	5,220,401	9,024,672	(952,078)	66,430	46,197,443
Maxim MFS® International Growth Portfolio	4,572,745	55,544,978	10,784,343	9,278,292	(998,935)	0	44,492,808
Maxim MidCap Value Portfolio	5,315,343	0	55,797,250	2,786,074	(200,911)	35,121	45,765,106
Maxim Small-Cap Value Portfolio	4,962,142	0	54,967,242	5,636,760	(154,813)	28,944	46,445,646
Maxim T. Rowe Price Equity/Income Portfolio	3,139,176	111,794,826	9,650,514	57,140,701	4,434,340	664,077	46,459,800
Maxim T. Rowe Price MidCap Growth Portfolio	2,953,396	56,867,131	6,335,560	7,082,889	757,408	0	43,001,439
Maxim U.S. Government Securities Portfolio	6,280,213	83,434,937	8,956,209	18,344,480	(153,933)	2,596,058	73,792,501
Putnam High Yield Advantage Fund	4,374,479	0	28,202,865	2,317,824	(99,806)	624,061	22,834,779
Putnam Mid Cap Value Fund	4,299,644	0	56,932,658	2,779,188	(292,909)	0	42,136,509

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.   The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:   Level 1 – Valuations based on quoted prices for identical securities in active markets.   Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.   Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement. As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Maxim Aggressive Profile II Portfolio	Maxim Conservative Profile II Portfolio	Maxim Moderate Profile II Portfolio	Maxim Moderately Aggressive Profile II Portfolio	Maxim Moderately Conservative Profile II Portfolio
Level 1	$538,509,217	$162,837,157	$763,782,447	$72,647,447	$21,091,649
Level 2
Level 3		50,422,468	147,331,665	4,208,674	6,627,517
Total	$538,509,217	$213,259,625	$911,114,112	$76,856,121	$27,719,166

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008
UNAUDITED

BONDS

Par Value ($)		Value ($)

AGENCY --- 2.02%
3,000,000	Federal Farm Credit Bank † ‡	3,000,000
	2.979% November 3, 2008
3,000,000	Federal Farm Credit Bank † ‡	3,000,000
	2.320% January 14, 2009
4,910,000	Tennessee Valley Authority	4,929,083
	5.375% November 13, 2008
		$10,929,083

AGENCY MORTGAGE BACKED --- 0.05%
212,916	Fannie Mae ‡	218,419
	Series 2002-W5 Class A9
	2.140% November 25, 2030
62,100	Freddie Mac ‡	62,099
	Series T-20 Class A7
	2.906% December 25, 2029
		$280,518

TOTAL BONDS --- 2.07%		$11,209,601
(Cost $11,209,601)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

5,000,000	Fannie Mae	4,988,841
	2.470% November 3, 2008
14,000,000	Fannie Mae	13,967,546
	2.490% November 4, 2008
1,335,000	Fannie Mae	1,332,695
	2.100% October 31, 2008
3,750,000	Fannie Mae	3,743,867
	2.340% October 27, 2008
1,424,000	Fannie Mae	1,421,623
	2.100% October 30, 2008
10,000,000	Fannie Mae	9,975,150
	2.530% November 6, 2008
5,000,000	Fannie Mae	4,982,142
	2.420% November 24, 2008
6,700,000	Fannie Mae	6,673,319
	2.390% December 1, 2008
6,000,000	Fannie Mae	5,983,074
	2.110% November 19, 2008
5,000,000	Fannie Mae	4,986,777
	2.420% November 10, 2008
15,000,000	Fannie Mae	14,959,411
	2.110% November 17, 2008
21,000,000	Fannie Mae	20,989,328
	2.320% October 9, 2008
15,000,000	Fannie Mae	14,987,461
	2.340% October 14, 2008
8,300,000	Fannie Mae	8,296,193
	2.390% October 8, 2008
15,000,000	Fannie Mae	15,000,000
	2.340% October 1, 2008
200,000	Fannie Mae	199,977
	2.140% October 3, 2008
10,945,000	Fannie Mae	10,934,939
	2.400% October 15, 2008
10,000,000	Fannie Mae	9,988,047
	2.180% October 21, 2008
16,422,000	Fannie Mae	16,408,549
	2.180% October 23, 2008
33,000,000	Fannie Mae	32,958,985
	2.400% October 20, 2008
4,500,000	Fannie Mae	4,495,597
	2.400% October 16, 2008
12,000,000	Fannie Mae	11,987,645
	2.350% October 17, 2008
5,000,000	Fannie Mae	4,977,645
	2.600% December 3, 2008
12,000,000	Fannie Mae	11,935,839
	2.200% December 29, 2008
10,000,000	Fannie Mae	9,956,003
	2.150% December 15, 2008
1,000,000	Farmer Mac	1,000,000
	0.100% October 1, 2008
2,500,000	Federal Farm Credit Bank †	2,500,000
	2.450% May 12, 2009
26,000,000	Federal Farm Credit Bank	25,993,497
	1.830% October 6, 2008
3,500,000	Federal Farm Credit Bank	3,498,705
	1.930% October 8, 2008
1,010,000	Federal Farm Credit Bank	1,007,150
	2.200% November 17, 2008
3,500,000	Federal Home Loan Bank †	3,500,000
	2.750% February 20, 2009
5,000,000	Federal Home Loan Bank †	5,000,000
	2.760% February 11, 2009
20,500,000	Federal Home Loan Bank	20,419,164
	3.880% December 1, 2008
2,000,000	Federal Home Loan Bank †	2,000,000
	2.520% April 21, 2009
10,000,000	Federal Home Loan Bank †	10,000,000
	3.400% October 2, 2009
4,000,000	Federal Home Loan Bank †	4,000,000
	2.650% May 5, 2009
2,500,000	Federal Home Loan Bank †	2,500,000
	2.625% April 30, 2009
3,100,000	Federal Home Loan Bank	3,098,212
	0.740% October 10, 2008
4,625,000	Federal Home Loan Bank	4,620,247
	2.350% October 17, 2008
5,000,000	Federal Home Loan Bank	4,999,354
	0.300% October 3, 2008
15,000,000	Federal Home Loan Bank	14,998,500
	0.710% October 7, 2008
13,600,000	Federal Home Loan Bank	13,564,669
	2.100% November 14, 2008
5,000,000	Federal Home Loan Bank	4,983,769
	2.480% November 18, 2008
6,098,000	Federal Home Loan Bank	6,088,229
	2.170% October 28, 2008
2,000,000	Federal Home Loan Bank	1,995,500
	2.490% November 3, 2008
3,500,000	Freddie Mac †	3,500,000
	2.600% June 4, 2009
10,200,000	Freddie Mac	10,186,153
	2.380% October 22, 2008
5,000,000	Freddie Mac †	5,000,000
	2.400% April 7, 2009
5,000,000	Freddie Mac †	5,000,000
	2.500% April 21, 2009
4,500,000	Freddie Mac	4,487,927
	2.450% November 10, 2008
10,000,000	Freddie Mac	9,975,363
	2.100% November 13, 2008
15,500,000	Freddie Mac	15,477,207
	2.440% October 23, 2008
16,500,000	Freddie Mac	16,468,809
	2.030% November 4, 2008
26,000,000	Inter-American Development Bank	25,973,644
	1.950% October 20, 2008
26,000,000	International Bank for Reconstruction & Development	26,000,000
	0.050% October 1, 2008
26,000,000	United States of America	25,946,917
	1.490% November 20, 2008

TOTAL SHORT-TERM INVESTMENTS --- 97.93%		$529,913,669
(Cost $529,913,669)

TOTAL MAXIM MONEY MARKET PORTFOLIO --- 100%		$541,123,270
(Cost $541,123,270)

Legend

†	Security is an agency note with maturity date and interest rate indicated.
‡	Represents the current interest rate for variable rate security.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios. Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.
On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Bonds		$11,209,601		$11,209,601
Short-Term Investments		529,913,669		529,913,669
Total Assets		$541,123,270		$541,123,270

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 2.55%
995	Alliant Techsystems Inc * †	93,470
2,960	BE Aerospace Inc †	46,857
22,344	Boeing Co	1,281,428
1,255	DRS Technologies Inc	96,321
11,992	General Dynamics Corp	882,851
3,776	Goodrich Corp	157,082
22,471	Honeywell International Inc	933,670
3,665	L-3 Communications Holdings Inc	360,343
10,050	Lockheed Martin Corp	1,102,184
10,189	Northrop Grumman Corp	616,842
4,207	Precision Castparts Corp	331,427
12,584	Raytheon Co	673,370
4,812	Rockwell Collins Inc	231,409
29,109	United Technologies Corp	1,748,287
		$8,555,541

AGRICULTURE --- 0.16%
19,447	Archer-Daniels-Midland Co	426,084
2,235	Corn Products International Inc	72,146
1,290	Scotts Co Class A *	30,495
		$528,725

AIR FREIGHT --- 0.94%
5,157	CH Robinson Worldwide Inc *	262,801
6,431	Expeditors International of Washington Inc *	224,056
9,394	FedEx Corp ‡	742,502
30,432	United Parcel Service Inc Class B	1,913,868
		$3,143,227

AIRLINES --- 0.11%
3,510	AirTran Holdings Inc * †	8,530
1,095	Alaska Air Group Inc * †	22,327
5,515	JetBlue Airways Corp * †	27,299
22,106	Southwest Airlines Co	320,758
		$378,914

AUTO PARTS & EQUIPMENT --- 0.27%
2,220	ArvinMeritor Inc *	28,949
3,502	BorgWarner Inc	114,761
4,260	Gentex Corp *	60,918
7,310	Goodyear Tire & Rubber Co * †	111,916
17,923	Johnson Controls Inc *	543,605
2,333	Lear Corp * †	24,496
965	Modine Manufacturing Co	13,973
		$898,618

AUTOMOBILES --- 0.16%
68,188	Ford Motor Co * †	354,577
16,940	General Motors Corp *	160,083
1,085	Thor Industries Inc *	26,930
		$541,590

BANKS --- 3.01%
3,846	Associated Banc-Corp *	76,728
2,175	Bancorpsouth Inc *	61,183
1,451	Bank of Hawaii Corp *	77,556
16,586	BB&T Corp *	626,951
1,490	Cathay General Bancorp *	35,462
1,219	City National Corp	66,192
6,090	Colonial BancGroup Inc *	47,867
4,540	Comerica Inc	148,867
1,890	Commerce Bancshares Inc	87,696
1,777	Cullen/Frost Bankers Inc	106,620
17,382	Fifth Third Bancorp *	206,846
5,940.54	First Horizon National Corp *	55,603
2,440	FirstMerit Corp	51,240
10,890	Huntington Bancshares Inc *	87,011
14,866	KeyCorp *	177,500
2,341	M&T Bank Corp *	208,934
7,872	Marshall & Ilsley Corp *	158,621
22,651	National City Corp *	39,639
735	PacWest Bancorp *	21,014
10,459	PNC Financial Services Group	781,287
20,931	Regions Financial Corp *	200,937
10,676	SunTrust Banks Inc	480,313
980	SVB Financial Group * †	56,762
8,339	Synovus Financial Corp *	86,309
3,483	TCF Financial Corp *	62,694
52,584	US Bancorp *	1,894,076
65,164	Wachovia Corp *	228,074
99,880	Wells Fargo & Co ‡	3,748,496
880	Westamerica Bancorp *	50,626
2,030	Wilmington Trust Corp *	58,525
3,497	Zions Bancorp *	135,334
		$10,124,963

BIOTECHNOLOGY --- 2.17%
2,095	Affymetrix Inc * †	16,215
31,937	Amgen Inc †	1,892,906
8,761	Biogen Idec Inc †	440,591
13,731	Celgene Corp †	868,898
2,052	Cephalon Inc * †	159,010
2,058	Charles River Laboratories International Inc * †	114,281
1,903	Covance Inc †	168,244
8,110	Genzyme Corp †	656,018
27,768	Gilead Sciences Inc †	1,265,665
2,800	Invitrogen Corp †	105,840
1,665	Millipore Corp †	114,552
3,600	PDL BioPharma Inc *	33,516
3,621	PerkinElmer Inc	90,416
3,625	Pharmaceutical Product Development Inc	149,894
1,170	Techne Corp †	84,380
12,648	Thermo Fisher Scientific Inc †	695,640
689	United Therapeutics Corp * †	72,462
892	Varian Inc * †	38,267
4,492	Vertex Pharmaceuticals Inc * †	149,314
2,988	Waters Corp †	173,842
		$7,289,951

BROADCAST/MEDIA --- 2.13%
20,479	CBS Corp	298,584
88,084	Comcast Corp	1,729,089
17,423	DIRECTV Group Inc †	455,960
2,450	DreamWorks Animation SKG Inc †	77,052
795	Entercom Communications Corp *	3,991
1,470	Marvel Entertainment Inc * †	50,186
69,303	News Corp	830,943
2,710	Scripps Networks Interactive Inc *	98,400
108,146	Time Warner Inc	1,417,794
18,742	Viacom Inc †	465,551
56,640	Walt Disney Co	1,738,282
		$7,165,832

BUILDING MATERIALS --- 0.17%
1,252	Martin Marietta Materials Inc *	140,199
10,809	Masco Corp	193,913
3,316	Vulcan Materials Co *	247,042
		$581,154

CHEMICALS --- 2.14%
6,395	Air Products & Chemicals Inc	437,994
2,505	Airgas Inc	124,373
2,790	Albemarle Corp	86,044
1,738	Ashland Inc	50,819
1,945	Cabot Corp	61,812
1,715	CF Industries Holdings Inc	156,854
7,311	Chemtura Corp	33,338
1,470	Cytec Industries Inc	57,198
27,920	Dow Chemical Co	887,298
2,305	Eastman Chemical Co *	126,913
5,299	Ecolab Inc	257,107
27,232	EI du Pont de Nemours & Co	1,097,450
1,315	Ferro Corp *	26,431
2,261	FMC Corp	116,193
3,413	Hercules Inc	67,543
2,376	International Flavors & Fragrances Inc	93,757
2,055	Lubrizol Corp	88,653
572	Minerals Technologies Inc *	33,954
16,602	Monsanto Co	1,643,266
2,256	Olin Corp *	43,766
4,954	PPG Industries Inc	288,917
9,508	Praxair Inc *	682,104
3,739	Rohm & Haas Co	261,730
3,927	RPM Inc *	75,948
1,450	Sensient Technologies Corp *	40,789
3,803	Sigma-Aldrich Corp	199,353
2,757	Terra Industries Inc *	81,056
2,999	Valspar Corp *	66,848
		$7,187,508

COMMUNICATIONS - EQUIPMENT --- 2.49%
11,380	3Com Corp †	26,515
3,342	ADC Telecommunications Inc * †	28,240
1,655	ADTRAN Inc	32,256
1,350	Avocent Corp * †	27,621
2,719	CIENA Corp * †	27,408
178,306	Cisco Systems Inc † ‡	4,022,583
2,111	CommScope Inc * †	73,125
47,629	Corning Inc	744,918
2,420	F5 Networks Inc †	56,580
4,070	Harris Corp	188,034
6,255	JDS Uniphase Corp †	52,917
16,407	Juniper Networks Inc †	345,695
68,380	Motorola Inc	488,233
1,475	Plantronics Inc	33,217
2,590	Polycom Inc * †	59,907
49,532	QUALCOMM Inc	2,128,390
11,559	Tellabs Inc †	46,930
		$8,382,569

COMPUTER HARDWARE & SYSTEMS --- 4.11%
26,740	Apple Computer Inc †	3,039,268
52,610	Dell Inc †	867,013
1,983	Diebold Inc	65,657
62,498	EMC Corp †	747,476
73,926	Hewlett-Packard Co ‡	3,418,338
890	Imation Corp *	20,105
40,896	International Business Machines Corp ‡	4,783,196
2,671	Lexmark International Group Inc Class A * †	86,995
4,955	NCR Corp †	109,258
9,919	NetApp Inc †	180,823
2,995	Palm Inc *	17,880
3,951	QLogic Corp * †	60,687
6,833	Sandisk Corp * †	133,585
22,551	Sun Microsystems Inc * †	171,388
5,425	Teradata Corp †	105,788
		$13,807,457

COMPUTER SOFTWARE & SERVICES --- 5.23%
1,035	ACI Worldwide Inc * †	18,133
2,006	Acxiom Corp	25,155
16,012	Adobe Systems Inc †	631,994
495	Advent Software * †	17,439
5,125	Akamai Technologies Inc †	89,380
2,700	ANSYS Inc †	102,249
6,809	Autodesk Inc * †	228,442
5,765	BMC Software Inc †	165,052
11,839	CA Inc	236,306
7,593	Cadence Design Systems Inc †	51,329
5,538	Citrix Systems Inc †	139,890
8,818	Cognizant Technology Solutions Corp †	201,315
7,502	Compuware Corp †	72,694
1,117	Digital River Inc * †	36,191
32,976	eBay Inc †	738,003
9,616	Electronic Arts Inc †	355,696
6,305	Expedia Inc †	95,269
1,290	FactSet Research Systems Inc *	67,402
1,465	Fair Isaac Co *	33,768
4,450	Foundry Networks Inc †	81,035
1,780	Gartner Inc * †	40,370
7,214	Google Inc †	2,889,351
9,678	Intuit Inc †	305,922
2,572	Jack Henry & Associates Inc *	52,289
2,510	Macrovision Solutions Corp * †	38,604
4,553	McAfee Inc †	154,620
2,599	Mentor Graphics Corp * †	29,499
237,013	Microsoft Corp ‡	6,325,877
2,795	MPS Group Inc * †	28,174
10,054	Novell Inc †	51,678
118,277	Oracle Corp †	2,402,206
3,475	Parametric Technology Corp †	63,940
3,141	Salesforce.com Inc * †	152,024
1,280	SRA International Inc * †	28,966
2,439	Sybase Inc * †	74,682
25,328	Symantec Corp †	495,922
4,356	Synopsys Inc †	86,902
10,258	Unisys Corp †	28,209
2,431	ValueClick Inc * †	24,869
5,825	VeriSign Inc * †	151,916
1,895	Wind River Systems * †	18,950
41,830	Yahoo! Inc †	723,659
		$17,555,371

CONGLOMERATES --- 2.96%
21,099	3M Co	1,441,273
1,840	Carlisle Cos Inc *	55,145
300,279	General Electric Co ‡	7,657,114
1,200	Teleflex Inc	76,188
7,522	Textron Inc	220,244
14,333	Tyco International Ltd	501,942
		$9,951,906

CONTAINERS --- 0.18%
2,050	AptarGroup Inc *	80,176
2,953	Ball Corp	116,614
3,005	Bemis Co Inc	78,761
1,034	Greif Inc	67,851
3,945	Pactiv Corp †	97,954
4,782	Sealed Air Corp	105,156
3,205	Temple-Inland Inc *	48,908
		$595,420

COSMETICS & PERSONAL CARE --- 0.25%
2,562	Alberto-Culver Co	69,789
12,850	Avon Products Inc	534,174
3,459	Estee Lauder Cos	172,639
1,660	NBTY Inc †	49,003
		$825,605

DISTRIBUTORS --- 0.21%
3,894	Fastenal Co *	192,325
1,485	GATX Corp	58,761
4,895	Genuine Parts Co	196,828
1,375	MSC Industrial Direct Co Inc Class A	63,346
1,796	United Rentals Inc †	27,371
1,965	WW Grainger Inc *	170,896
		$709,527

ELECTRIC COMPANIES --- 2.83%
5,120	Allegheny Energy Inc	188,262
3,331	Alliant Energy Corp	107,292
6,374	Ameren Corp	248,777
12,142	American Electric Power Co Inc	449,618
1,155	Black Hills Corp *	35,886
8,235	Consolidated Edison Inc	353,776
17,506	Dominion Resources Inc	748,907
3,429	DPL Inc *	85,039
4,923	DTE Energy Co	197,511
9,835	Edison International	392,416
5,783	Entergy Corp	514,745
19,842	Exelon Corp	1,242,506
9,202	FirstEnergy Corp	616,442
12,330	FPL Group Inc	620,199
3,576	Great Plains Energy Inc	79,459
2,585	Hawaiian Electric Industries Inc *	75,249
1,365	IDACORP Inc *	39,708
2,312	Integrys Energy Group Inc *	115,461
4,691	Northeast Utilities	120,324
3,220	NSTAR	107,870
2,776	OGE Energy Corp	85,723
6,127	Pepco Holdings Inc	140,370
10,823	PG&E Corp	405,321
3,035	Pinnacle West Capital Corp	104,434
2,605	PNM Resources Inc *	26,675
11,304	PPL Corp	418,474
7,939	Progress Energy Inc	342,409
3,915	Puget Energy Inc	104,531
7,060	Sierra Pacific Resources	67,635
23,248	Southern Co *	876,217
6,410	TECO Energy Inc *	100,829
3,265	Westar Energy Inc *	75,226
3,529	Wisconsin Energy Corp	158,452
13,411	Xcel Energy Inc	268,086
		$9,513,829

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 1.17%
10,819	Agilent Technologies Inc †	320,892
3,225	Ametek Inc	131,483
5,345	Amphenol Corp	214,548
5,140	Applied Biosystems Inc	176,045
3,605	Arrow Electronics Inc †	94,523
4,540	Avnet Inc †	111,820
5,252	Cooper Industries Inc	209,817
23,422	Emerson Electric Co	955,383
4,186	Flir Systems Inc * †	160,826
1,755	Harman International Industries Inc	59,793
1,690	Hubbell Inc Class B	59,235
5,015	Ingram Micro Inc †	80,591
6,173	Jabil Circuit Inc *	58,890
6,830	MEMC Electronic Materials Inc †	193,016
4,301	Molex Inc *	96,558
1,700	National Instruments Corp *	51,085
4,429	Rockwell Automation Inc	165,379
2,705	Roper Industries Inc *	154,077
1,546	Tech Data Corp †	46,148
1,740	Thomas & Betts Corp †	67,982
3,655	Trimble Navigation Ltd * †	94,518
14,257	Tyco Electronics Ltd	394,349
5,624	Vishay Intertechnology Inc †	37,231
		$3,934,189

ELECTRONICS - SEMICONDUCTOR --- 2.14%
18,030	Advanced Micro Devices Inc * †	94,658
9,098	Altera Corp *	188,147
8,808	Analog Devices Inc	232,091
40,498	Applied Materials Inc	612,735
12,950	Atmel Corp †	43,901
13,354	Broadcom Corp Class A †	248,785
2,655	Cree Inc * †	60,481
3,761	Fairchild Semiconductor International Inc †	33,435
5,119	Integrated Device Technology Inc * †	39,826
169,699	Intel Corp	3,178,462
2,185	International Rectifier Corp †	41,559
3,734	Intersil Holding Corp	61,910
5,233	KLA-Tencor Corp *	165,624
3,823	Lam Research Corp * †	120,386
6,695	Linear Technology Corp *	205,269
19,134	LSI Logic Corp * †	102,558
5,582	Microchip Technology Inc *	164,278
22,640	Micron Technology Inc * †	91,692
5,912	National Semiconductor Corp	101,746
3,011	Novellus Systems Inc * †	59,136
16,671	NVIDIA Corp †	178,546
7,296	RF Micro Devices Inc * †	21,304
1,863	Semtech Corp †	26,007
1,420	Silicon Laboratories Inc * †	43,594
5,080	Teradyne Inc †	39,675
39,569	Texas Instruments Inc	850,733
8,378	Xilinx Inc	196,464
		$7,203,002

ENGINEERING & CONSTRUCTION --- 0.28%
1,160	Dycom Industries Inc †	15,103
5,403	Fluor Corp	300,947
1,017	Granite Construction Inc *	36,429
3,695	Jacobs Engineering Group Inc †	200,675
5,125	KBR Inc	78,259
5,300	Quanta Services Inc * †	143,153
2,505	Shaw Group Inc †	76,979
2,545	URS Corp †	93,325
		$944,870

FINANCIAL SERVICES --- 5.85%
1,240	Affiliated Managers Group Inc * †	102,734
6,275	American Capital Ltd *	160,075
6,548	Ameriprise Financial Inc	250,134
4,290	Apollo Investment Corp *	73,144
137,646	Bank of America Corp ‡	4,817,610
34,594	Bank of New York Mellon Corp	1,127,073
8,414	CIT Group Inc *	58,561
164,368	Citigroup Inc	3,371,188
2,026	CME Group Inc *	752,679
3,542	Eaton Vance Corp	124,785
2,665	Federated Investors Inc Class B *	76,885
4,594	Franklin Resources Inc	404,869
2,285	IntercontinentalExchange Inc †	184,354
11,700	Invesco Ltd	245,466
4,820	Janus Capital Group Inc	117,030
111,200	JPMorgan Chase & Co ‡	5,193,040
4,301	Legg Mason Inc	163,696
5,978	Moody's Corp *	203,252
6,673	Northern Trust Corp	481,791
8,055	NYSE Euronext	315,595
4,036	SEI Investments Co	89,599
16,215	Sovereign Bancorp Inc *	64,049
13,033	State Street Corp	741,317
7,807	T Rowe Price Group Inc	419,314
2,563	Waddell & Reed Financial Class A	63,434
1,583	Webster Financial Corp *	39,971
		$19,641,645

FOOD & BEVERAGES --- 4.39%
21,704	Anheuser-Busch Co Inc	1,408,155
2,368	Brown-Forman Corp	170,046
6,406	Campbell Soup Co	247,272
60,004	Coca-Cola Co	3,173,012
9,582	Coca-Cola Enterprises Inc	160,690
13,630	ConAgra Foods Inc	265,240
5,848	Constellation Brands Inc †	125,498
4,633	Dean Foods Co †	108,227
10,149	General Mills Inc	697,439
2,241	Hansen Natural Corp * †	67,790
5,020	Hershey Co *	198,491
9,427	HJ Heinz Co	471,067
2,118	Hormel Foods Corp	76,841
1,682	JM Smucker Co	85,261
7,559	Kellogg Co	424,060
45,824	Kraft Foods Inc	1,500,736
618	Lancaster Colony Corp *	23,274
3,917	McCormick & Co Inc	150,609
4,580	Molson Coors Brewing Co Class B *	214,115
4,136	Pepsi Bottling Group Inc	120,647
1,721	PepsiAmericas Inc	35,659
47,255	PepsiCo Inc	3,367,864
1,700	Ralcorp Holdings Inc †	114,597
21,273	Sara Lee Corp	268,678
3,529	Smithfield Foods Inc * †	56,040
18,171	SYSCO Corp	560,212
763	Tootsie Roll Industries Inc *	22,058
8,949	Tyson Foods Inc Class A	106,851
6,503	Wm Wrigley Jr Co	516,338
		$14,736,767

GOLD, METALS & MINING --- 1.18%
3,385	AK Steel Holding Corp	87,739
24,552	Alcoa Inc	554,384
3,055	Allegheny Technologies Inc *	90,275
4,381	Arch Coal Inc	144,091
1,347	Carpenter Technology Corp	34,551
3,235	Cleveland-Cliffs Inc	171,261
3,445	Commercial Metals Co *	58,186
5,530	CONSOL Energy Inc *	253,772
11,590	Freeport-McMoRan Copper & Gold Inc	658,892
2,585	Massey Energy Co *	92,207
13,785	Newmont Mining Corp	534,307
9,556	Nucor Corp	377,462
1,920	Patriot Coal Corp * †	55,776
8,209	Peabody Energy Corp	369,405
1,920	Reliance Steel & Aluminum Co	72,902
5,400	Steel Dynamics Inc	92,286
2,550	Titanium Metals Corp *	28,917
3,558	United States Steel Corp	276,136
1,786	Worthington Industries Inc *	26,683
		$3,979,232

HEALTH CARE RELATED --- 2.11%
14,232	Aetna Inc	513,918
4,811	AmericsourceBergen Corp	181,134
1,320	Apria Healthcare Group Inc * †	24,077
10,841	Cardinal Health Inc	534,244
2,068	Cerner Corp * †	92,315
8,326	CIGNA Corp	282,917
2,905	Community Health Systems Inc †	85,146
4,476	Coventry Health Care Inc †	145,694
3,152	DaVita Inc †	179,696
7,445	Express Scripts Inc Class A †	549,590
6,936	Health Management Associates Inc Class A †	28,854
3,239	Health Net Inc †	76,440
2,727	Henry Schein Inc †	146,822
5,108	Humana Inc †	210,450
5,523	IMS Health Inc	104,440
905	Kindred Healthcare Inc †	24,951
3,365	Laboratory Corp of America Holdings * †	233,867
1,635	LifePoint Hospitals Inc * †	52,549
2,207	Lincare Holdings Inc †	66,409
8,329	McKesson Corp	448,183
15,265	Medco Health Solutions Inc †	686,925
3,170	Omnicare Inc *	91,201
2,754	Patterson Cos Inc †	83,749
1,670	Psychiatric Solutions Inc * †	63,376
4,771	Quest Diagnostics Inc	246,518
12,238	Tenet Healthcare Corp †	67,921
36,755	UnitedHealth Group Inc	933,209
1,540	Universal Health Services Inc Class B	86,286
2,545	VCA Antech Inc * †	75,001
1,255	Wellcare Health Plans Inc †	45,180
15,435	WellPoint Inc †	721,895
		$7,082,957

HOMEBUILDING --- 0.19%
3,728	Centex Corp	60,394
8,202	DR Horton Inc *	106,790
1,515	Hovnanian Enterprises Inc * †	12,105
2,274	KB Home *	44,752
4,271	Lennar Corp *	64,876
1,110	MDC Holdings Inc *	40,615
165	NVR Inc * †	94,380
6,447	Pulte Homes Inc	90,065
1,275	Ryland Group Inc *	33,813
3,930	Toll Brothers Inc * †	99,154
		$646,944

HOTELS/MOTELS --- 0.28%
13,189	Carnival Corp *	466,231
8,890	Marriott International Inc Class A *	231,940
5,618	Starwood Hotels & Resorts Worldwide Inc	158,091
5,340	Wyndham Worldwide Corp	83,891
		$940,153

HOUSEHOLD GOODS --- 3.00%
1,470	American Greetings Corp *	22,476
1,810	Black & Decker Corp *	109,957
699	Blyth Industries Inc *	7,927
2,010	Church & Dwight Co Inc *	124,801
4,169	Clorox Co *	261,355
15,266	Colgate-Palmolive Co	1,150,293
1,756	Energizer Holdings Inc †	141,446
4,545	Fortune Brands Inc	260,701
1,220	Furniture Brands International Inc *	12,834
12,534	Kimberly-Clark Corp	812,705
4,871	Leggett & Platt Inc *	106,139
1,694	Mohawk Industries Inc * †	114,159
8,360	Newell Rubbermaid Inc	144,294
91,590	Procter & Gamble Co ‡	6,382,907
1,745	Snap-on Inc	91,892
2,366	Stanley Works	98,757
1,870	Tupperware Corp	51,668
2,246	Whirlpool Corp *	178,085
		$10,072,396

INDEPENDENT POWER PRODUCER --- 0.02%
14,809	Dynegy Inc Class A †	53,016
		$53,016

INSURANCE RELATED --- 3.10%
14,375	AFLAC Inc	844,531
16,346	Allstate Corp	753,878
2,285	American Financial Group Inc	67,407
81,129	American International Group Inc	270,160
8,375	Aon Corp	376,540
2,797	Arthur J Gallagher & Co *	71,771
3,595	Assurant Inc	197,725
3,489	Brown & Brown Inc *	75,432
10,884	Chubb Corp	597,532
4,925	Cincinnati Financial Corp	140,067
1,871	Everest Re Group Ltd	161,898
6,405	Fidelity National Title Group Inc *	94,154
2,790	First American Financial Corp *	82,305
12,925	Genworth Financial Inc	111,284
1,550	Hanover Insurance Group Inc	70,556
9,095	Hartford Financial Services Group Inc	372,804
3,485	HCC Insurance Holdings Inc	94,095
1,175	Horace Mann Educators Corp	15,122
7,778	Lincoln National Corp	332,976
10,930	Loews Corp	431,626
15,482	Marsh & McLennan Cos Inc	491,708
5,906	MBIA Inc *	70,281
1,075	Mercury General Corp *	58,856
20,728	MetLife Inc	1,160,768
6,958	Old Republic International Corp	88,715
1,745	Philadelphia Consolidated Holding Corp †	102,205
7,817	Principal Financial Group Inc *	339,961
20,382	Progressive Corp	354,647
2,108	Protective Life Corp	60,099
12,889	Prudential Financial Inc	928,008
1,480	StanCorp Financial Group Inc *	73,526
2,633	Torchmark Corp *	157,453
17,833	Travelers Cos Inc	806,052
1,512	Unitrin Inc *	37,709
10,456	Unum Group	262,446
4,222	WR Berkley Corp	99,428
9,453	XL Capital Ltd Class A *	169,587
		$10,423,312

INVESTMENT BANK/BROKERAGE FIRM --- 1.36%
28,159	Charles Schwab Corp	732,134
15,709	E*TRADE Financial Corp * †	43,985
13,114	Goldman Sachs Group Inc	1,678,592
3,635	Jefferies Group Inc *	79,534
46,227	Merrill Lynch & Co Inc	1,169,543
33,475	Morgan Stanley	769,925
2,900	Raymond James Financial Inc *	95,642
		$4,569,355

LEISURE & ENTERTAINMENT --- 0.26%
1,695	Boyd Gaming Corp *	15,865
1,950	Callaway Golf Co *	27,436
7,138	Harley-Davidson Inc *	266,247
3,776	Hasbro Inc *	131,103
9,274	International Game Technology	159,327
850	International Speedway Corp Class A	33,074
1,075	Life Time Fitness Inc * †	33,615
10,815	Mattel Inc	195,103
		$861,770

MACHINERY --- 2.02%
2,773	AGCO Corp †	118,158
18,374	Caterpillar Inc	1,095,090
1,480	Crane Co	43,971
6,109	Cummins Inc	267,085
7,702	Danaher Corp *	534,519
12,889	Deere & Co	638,005
2,368	Donaldson Co Inc *	99,243
5,670	Dover Corp	229,918
5,017	Eaton Corp	281,855
1,398	Federal Signal Corp	19,153
1,744	Flowserve Corp	154,815
1,825	Graco Inc *	64,988
2,545	Harsco Corp	94,649
2,485	IDEX Corp	77,085
12,072	Illinois Tool Works Inc	536,600
9,645	Ingersoll-Rand Co	300,635
5,486	ITT Corp	305,076
3,270	Joy Global	147,608
2,318	Kennametal Inc *	62,864
1,293	Lincoln Electric Holdings Inc	83,153
3,925	Manitowoc Co Inc	61,034
1,020	Nordson Corp *	50,092
2,245	Oshkosh Truck Corp	29,544
10,968	PACCAR Inc *	418,868
3,619	Pall Corp	124,457
5,060	Parker-Hannifin Corp	268,180
2,990	Pentair Inc	103,364
1,636	SPX Corp	125,972
2,930	Terex Corp †	89,424
2,545	Timken Co	72,151
2,490	Trinity Industries Inc *	64,068
1,465	Wabtec Corp *	75,052
6,680	Western Digital Corp †	142,418
		$6,779,094

MEDICAL PRODUCTS --- 2.46%
1,536	Advanced Medical Optics Inc * †	27,310
18,946	Baxter International Inc	1,243,426
1,899	Beckman Coulter Inc	134,810
7,352	Becton Dickinson & Co	590,072
45,296	Boston Scientific Corp †	555,782
15,147	Covidien Ltd	814,303
2,999	CR Bard Inc	284,515
4,489	Dentsply International Inc *	168,517
1,708	Edwards Lifesciences Corp * †	98,654
1,635	Gen-Probe Inc †	86,737
1,880	Hill-Rom Holdings Inc *	56,983
7,774	Hologic Inc * †	150,271
4,849	Hospira Inc †	185,232
1,790	IDEXX Laboratories Inc * †	98,092
1,179	Intuitive Surgical Inc †	284,115
1,735	Kinetic Concepts Inc * †	49,604
34,058	Medtronic Inc	1,706,306
2,280	ResMed Inc * †	98,040
10,317	St Jude Medical Inc †	448,686
1,814	Steris Corp *	68,170
7,468	Stryker Corp	465,256
3,793	Varian Medical Systems Inc †	216,694
6,799	Zimmer Holdings Inc †	438,943
		$8,270,518

MISCELLANEOUS --- 0.07%
5,340	Leucadia National Corp *	242,650
		$242,650

OFFICE EQUIPMENT & SUPPLIES --- 0.24%
3,211	Avery Dennison Corp *	142,825
1,691	Herman Miller Inc *	41,379
1,341	HNI Corp *	33,981
932	Mine Safety Appliances Co	35,528
6,255	Pitney Bowes Inc	208,041
26,277	Xerox Corp	302,974
1,960	Zebra Technologies Corp Class A †	54,586
		$819,314

OIL & GAS --- 12.57%
14,141	Anadarko Petroleum Corp	685,980
10,096	Apache Corp	1,052,811
9,304	Baker Hughes Inc	563,264
1,115	Bill Barrett Corp * †	35,803
8,919	BJ Services Co	170,620
3,155	Cabot Oil & Gas Corp Class A	114,022
6,595	Cameron International Corp * †	254,171
15,734	Chesapeake Energy Corp	564,221
62,014	Chevron Corp ‡	5,114,915
2,505	Cimarex Energy Co	122,520
45,875	ConocoPhillips	3,360,344
7,475	Denbury Resources Inc †	142,324
13,336	Devon Energy Corp	1,216,243
21,111	El Paso Corp *	269,376
1,610	Encore Acquisition Co †	67,266
4,326	ENSCO International Inc	249,307
7,510	EOG Resources	671,845
1,984	Exterran Holdings Inc * †	63,409
156,780	Exxon Mobil Corp ‡	12,175,535
3,870	FMC Technologies Inc †	180,148
2,731	Forest Oil Corp * †	135,458
3,135	Frontier Oil Corp *	57,747
26,468	Halliburton Co	857,298
2,765	Helix Energy Solutions Group Inc * †	67,134
3,205	Helmerich & Payne Inc *	138,424
8,544	Hess Corp	701,291
21,297	Marathon Oil Corp	849,111
5,749	Murphy Oil Corp	368,741
8,497	Nabors Industries Ltd * †	211,745
12,599	National-Oilwell Inc †	632,848
3,974	Newfield Exploration Co †	127,128
8,124	Noble Corp	356,644
5,213	Noble Energy Inc	289,791
24,664	Occidental Petroleum Corp	1,737,579
1,672	Oceaneering International Inc †	89,151
812	Overseas Shipholding Group Inc	47,348
4,712	Patterson-UTI Energy Inc	94,334
3,612	Pioneer Natural Resources Co *	188,835
3,250	Plains Exploration & Production Co †	114,270
5,205	Pride International Inc †	154,120
3,410	Quicksilver Resources Inc * †	66,938
4,678	Range Resources Corp *	200,546
3,448	Rowan Cos Inc	105,336
36,210	Schlumberger Ltd	2,827,639
6,520	Smith International Inc	382,333
10,359	Southwestern Energy Co †	316,364
18,559	Spectra Energy Corp	441,704
3,528	Sunoco Inc	125,526
2,440	Superior Energy Services Inc †	75,982
4,155	Tesoro Corp *	68,516
1,555	Tidewater Inc	86,085
9,630	Transocean Inc	1,057,759
15,792	Valero Energy Corp	478,498
20,545	Weatherford International Ltd †	516,501
17,395	Williams Cos Inc	411,392
16,582	XTO Energy Inc	771,395
		$42,225,635

PAPER & FOREST PRODUCTS --- 0.31%
12,886	International Paper Co	337,355
2,717	Louisiana-Pacific Corp *	25,268
5,193	MeadWestvaco Corp	121,049
3,104	Packaging Corp of America	71,951
3,000	Sonoco Products Co	89,040
6,378	Weyerhaeuser Co *	386,379
		$1,031,042

PERSONAL LOANS --- 0.78%
34,996	American Express Co	1,239,908
3,350	AmeriCredit Corp * †	33,935
11,342	Capital One Financial Corp *	578,442
14,385	Discover Financial Services	198,801
2,184	MasterCard Inc *	387,289
14,005	SLM Corp †	172,822
		$2,611,197

PHARMACEUTICALS --- 6.19%
46,532	Abbott Laboratories	2,679,313
9,282	Allergan Inc *	478,023
3,282	Barr Laboratories Inc †	214,315
59,754	Bristol-Myers Squibb Co	1,245,871
30,201	Eli Lilly & Co	1,329,750
3,626	Endo Pharmaceuticals Holdings Inc †	72,520
9,177	Forest Laboratories Inc †	259,526
84,352	Johnson & Johnson ‡	5,843,907
7,243	King Pharmaceuticals Inc †	69,388
1,700	Medicis Pharmaceutical Corp Class A *	25,347
64,670	Merck & Co Inc	2,040,985
9,072	Mylan Laboratories Inc * †	103,602
2,340	Perrigo Co *	89,996
203,475	Pfizer Inc ‡	3,752,079
49,068	Schering-Plough Corp	906,286
3,300	Sepracor Inc * †	60,423
2,645	Valeant Pharmaceuticals International * †	54,143
3,151	Watson Pharmaceuticals Inc †	89,803
40,250	Wyeth	1,486,835
		$20,802,112

PHOTOGRAPHY/IMAGING --- 0.04%
8,701	Eastman Kodak Co *	133,821
		$133,821

POLLUTION CONTROL --- 0.26%
10,233	Allied Waste Industries Inc †	113,689
4,673	Republic Services Inc	140,096
2,605	Stericycle Inc †	153,461
14,804	Waste Management Inc	466,178
		$873,424

PRINTING & PUBLISHING --- 0.26%
2,649	Belo Corp Class A	15,788
1,551	Deluxe Corp *	22,319
6,900	Gannett Co Inc *	116,679
1,305	John Wiley & Sons Inc Class A *	52,787
9,587	McGraw-Hill Cos Inc	303,045
680	Media General Inc Class A	8,453
1,066	Meredith Corp *	29,901
3,487	New York Times Co *	49,829
6,356	RR Donnelley & Sons Co	155,913
785	Scholastic Corp *	20,159
182	Washington Post Co Class B *	101,330
		$876,203

RAILROADS --- 1.02%
8,525	Burlington Northern Santa Fe Corp	787,966
12,305	CSX Corp	671,484
2,750	Kansas City Southern †	121,990
11,326	Norfolk Southern Corp	749,894
15,370	Union Pacific Corp	1,093,729
		$3,425,063

REAL ESTATE --- 1.85%
970	Alexandria Real Estate Equities Inc REIT *	109,125
2,960	AMB Property Corp REIT *	134,088
2,581	Apartment Investment & Management Co REIT *	90,387
2,329	AvalonBay Communities Inc REIT	229,220
3,617	Boston Properties Inc REIT	338,768
1,545	BRE Properties Inc REIT *	75,705
1,605	Camden Property Trust REIT	73,605
5,195	CB Richard Ellis Group Inc * †	69,457
1,315	Cousins Properties Inc REIT *	33,177
3,665	Developers Diversified Realty Corp REIT *	116,144
4,425	Duke Realty Corp REIT *	108,767
963	Equity One Inc REIT *	19,732
8,168	Equity Residential REIT	362,741
776	Essex Property Trust Inc REIT *	91,824
1,780	Federal Realty Investment Trust REIT	152,368
6,875	General Growth Properties Inc REIT	103,813
7,586	HCP Inc REIT *	304,426
3,075	Health Care Inc REIT *	163,682
1,897	Highwoods Properties Inc REIT *	67,457
2,833	Hospitality Properties Trust REIT	58,133
15,569	Host Hotels & Resorts Inc REIT	206,912
1,215	Jones Lang LaSalle Inc *	52,828
6,854	Kimco Realty Corp REIT	253,187
2,849	Liberty Property Trust REIT *	107,265
2,258	Macerich Co REIT *	143,722
1,979	Mack-Cali Realty Corp REIT	67,029
2,955	Nationwide Health Properties Inc REIT *	106,321
5,166	Plum Creek Timber Co Inc REIT *	257,577
1,191	Potlatch Corp REIT *	55,250
7,920	ProLogis REIT	326,858
3,780	Public Storage REIT	374,258
2,367	Rayonier Inc REIT *	112,077
3,055	Realty Income Corp REIT *	78,208
2,115	Regency Centers Corp REIT	141,049
6,793	Simon Property Group Inc REIT	658,921
3,870	UDR Inc REIT *	101,201
4,135	Vornado Realty Trust REIT	376,078
2,252	Weingarten Realty Investors REIT *	80,329
		$6,201,689

RESTAURANTS --- 0.97%
935	Bob Evans Farms Inc *	25,516
3,057	Brinker International Inc *	54,690
1,923	Cheesecake Factory Inc * †	28,114
1,000	Chipotle Mexican Grill Inc * †	55,490
4,276	Darden Restaurants Inc	122,422
33,948	McDonald's Corp	2,094,591
21,994	Starbucks Corp †	327,051
14,096	Wendy's/Arby's Group Inc †	74,142
14,139	Yum! Brands Inc	461,073
		$3,243,089

RETAIL --- 5.49%
1,236	99 Cents Only Stores * †	13,559
2,629	Abercrombie & Fitch Co	103,714
2,874	Advance Auto Parts Inc	113,983
2,020	Aeropostale Inc * †	64,862
9,643	Amazon.com Inc †	701,625
6,210	American Eagle Outfitters Inc	94,703
1,730	AnnTaylor Stores Corp †	35,707
3,241	AutoNation Inc * †	36,429
1,261	AutoZone Inc * †	155,532
1,092	Barnes & Noble Inc *	28,479
7,853	Bed Bath & Beyond Inc * †	246,663
10,189	Best Buy Co Inc	382,087
2,462	Big Lots Inc * †	68,517
1,810	BJ's Wholesale Club Inc †	70,337
1,825	Borders Group Inc *	11,972
6,648	CarMax Inc * †	93,072
3,425	Charming Shoppes Inc * †	16,748
5,324	Chicos FAS Inc * †	29,122
1,410	Coldwater Creek Inc * †	8,164
1,930	Collective Brands Inc * †	35,338
13,124	Costco Wholesale Corp	852,141
43,321	CVS Caremark Corp	1,458,185
2,570	Dicks Sporting Goods Inc * †	50,321
1,723	Dillard's Inc *	20,331
2,760	Dollar Tree Inc †	100,354
4,217	Family Dollar Stores Inc *	99,943
4,670	Foot Locker Inc *	75,467
4,924	GameStop Corp †	168,450
14,202	Gap Inc	252,512
1,810	Guess ? Inc	62,970
51,268	Home Depot Inc	1,327,329
1,565	J Crew Group Inc * †	44,712
6,694	JC Penney Co Inc *	223,178
9,193	Kohl's Corp †	423,613
19,768	Kroger Co	543,225
8,640	Limited Brands Inc	149,645
44,241	Lowe's Cos Inc	1,048,069
12,635	Macy's Inc	227,177
1,305	Netflix Inc * †	40,298
4,853	Nordstrom Inc *	139,863
7,996	Office Depot Inc * †	46,537
4,040	O'Reilly Automotive Inc * †	108,151
1,980	Pacific Sunwear of California Inc * †	13,325
3,841	Petsmart Inc *	94,911
1,174	Priceline.Com Inc * †	80,337
3,958	RadioShack Corp	68,394
1,295	Regis Corp	35,613
2,010	Rent-A-Center Inc * †	44,783
3,953	Ross Stores Inc	145,510
1,170	Ruddick Corp *	37,967
13,138	Safeway Inc	311,633
4,283	Saks Inc * †	39,618
1,718	Sears Holding Corp * †	160,633
2,989	Sherwin-Williams Co	170,851
21,463	Staples Inc *	482,917
6,409	SUPERVALU Inc	139,075
22,779	Target Corp	1,117,310
3,752	Tiffany & Co *	133,271
12,656	TJX Cos Inc	386,261
3,430	Urban Outfitters Inc * †	109,314
29,880	Walgreen Co	925,085
67,686	Wal-Mart Stores Inc ‡	4,053,715
4,229	Whole Foods Market Inc *	84,707
2,591	Williams-Sonoma Inc *	41,922
		$18,450,236

SAVINGS & LOANS --- 0.19%
2,415	Astoria Financial Corp	50,063
3,536	First Niagara Financial Group Inc *	55,692
15,720	Hudson City Bancorp Inc	290,034
2,763	MGIC Investment Corp *	19,424
10,387	New York Community Bancorp Inc *	174,398
2,451	PMI Group Inc *	7,230
2,649	Washington Federal Inc *	48,874
1,184	Washington Mutual Inc *	97
		$645,812

SHOES --- 0.24%
11,843	NIKE Inc Class B	792,297
1,405	Timberland Co Class A * †	24,405
		$816,702

SPECIALIZED SERVICES --- 1.67%
2,965	Affiliated Computer Services Inc Class A †	150,118
2,045	Alliance Data Systems Corp * †	129,612
3,229	Apollo Group Inc †	191,480
15,360	Automatic Data Processing Inc	656,640
3,052	Avis Budget Group Inc * †	17,518
1,285	Brink's Co	78,411
4,225	Broadridge Financial Solutions Inc	65,023
2,202	Career Education Corp * †	36,003
3,993	Cintas Corp	114,639
4,566	Computer Sciences Corp †	183,508
3,680	Convergys Corp †	54,390
1,999	Copart Inc * †	75,962
2,567	Corinthian Colleges Inc * †	38,505
1,032	Corporate Executive Board Co	32,250
3,770	Corrections Corp of America †	93,685
1,860	DeVry Inc *	92,144
1,287	DST Systems Inc * †	72,059
1,647	Dun & Bradstreet Corp	155,411
3,908	Equifax Inc	134,631
5,730	Fidelity National Information Services Inc	105,776
4,952	Fiserv Inc †	234,329
2,407	Global Payments Inc	107,978
9,923	H&R Block Inc	225,748
1,143	Harte-Hanks Inc *	11,853
14,199	Interpublic Group of Cos Inc * †	110,042
947	ITT Educational Services Inc †	76,622
810	Kelly Services Inc Class A *	15,430
1,400	Korn/Ferry International * †	24,948
2,290	Lamar Advertising Co * †	70,738
2,540	Lender Processing Services Inc	77,521
2,397	Manpower Inc	103,455
945	Matthews International Corp Class A	47,949
2,704	Metavante Technologies Inc †	52,079
3,751	Monster Worldwide Inc * †	55,927
1,375	Navigant Consulting Inc * †	27,349
2,390	NeuStar Inc †	47,537
9,620	Omnicom Group Inc	370,947
9,666	Paychex Inc *	319,268
4,694	Robert Half International Inc	116,176
1,225	Rollins Inc *	23,250
5,800	SAIC Inc †	117,334
1,955	Scientific Games Corp * †	45,004
7,547	Service Corp International *	63,093
2,030	Sotheby's *	40,722
434	Strayer Education Inc	86,913
5,983	Total System Services Inc	98,121
1,448	Valassis Communications Inc * †	12,540
22,009	Western Union Co	542,962
		$5,603,600

TELEPHONE & TELECOMMUNICATIONS --- 2.83%
11,891	American Tower Corp †	427,719
177,879	AT&T Inc ‡	4,966,382
3,083	CenturyTel Inc	112,992
6,500	Cincinnati Bell Inc †	20,085
4,302	Embarq Corp	174,446
9,538	Frontier Communications Corp *	109,687
44,481	Qwest Communications International Inc *	143,674
86,153	Sprint Nextel Corp	525,534
3,211	Telephone & Data Systems Inc	114,793
85,958	Verizon Communications	2,758,392
13,129	Windstream Corp *	143,631
		$9,497,335

TEXTILES --- 0.26%
10,203	Coach Inc †	255,483
2,840	Hanesbrands Inc * †	61,770
2,513	Jones Apparel Group Inc	46,516
2,858	Liz Claiborne Inc	46,957
1,549	Phillips-Van Heusen Corp *	58,723
1,716	Polo Ralph Lauren Corp	114,354
1,090	Under Armour Inc * †	34,618
2,637	VF Corp *	203,866
1,420	Warnaco Group Inc * †	64,312
		$886,599

TOBACCO --- 1.54%
62,172	Altria Group Inc ‡	1,233,492
5,250	Lorillard Inc	373,537
62,217	Philip Morris International Inc	2,992,638
5,158	Reynolds American Inc	250,782
765	Universal Corp *	37,554
4,468	UST Inc	297,301
		$5,185,304

TRANSPORTATION --- 0.10%
1,245	Alexander & Baldwin Inc *	54,817
1,377	Con-Way Inc	60,740
2,495	JB Hunt Transport Services Inc	83,258
1,704	Ryder System Inc	105,648
1,287	Werner Enterprises Inc *	27,941
1,720	YRC Worldwide Inc * †	20,571
		$352,975

UTILITIES --- 1.04%
20,230	AES Corp †	236,489
2,307	AGL Resources Inc	72,394
10,224	CenterPoint Energy Inc	148,964
6,800	CMS Energy Corp *	84,796
5,387	Constellation Energy Group	130,904
38,180	Duke Energy Corp *	665,477
2,165	Energen Corp	98,031
3,972	Equitable Resources Inc	145,693
5,568	MDU Resources Group Inc	161,472
2,458	National Fuel Gas Co *	103,678
1,362	NICOR Inc *	60,405
8,279	NiSource Inc	122,198
3,146	ONEOK Inc	108,222
15,349	Public Service Enterprise Group Inc	503,294
5,234	Questar Corp	214,175
3,521	Scana Corp	137,073
7,459	Sempra Energy *	376,456
2,451	Vectren Corp	68,260
1,489	WGL Holdings Inc *	48,318
		$3,486,299

WATER --- 0.02%
4,083	Aqua America Inc *	72,596
		$72,596

TOTAL COMMON STOCK --- 99.82%		$335,359,624
(Cost $308,591,150)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

400,000	United States of America ‡	399,983
	1.540% October 2, 2008
200,000	Unites States of America ‡	199,746
	0.600% December 18, 2008

TOTAL SHORT-TERM INVESTMENTS --- 0.18%		$599,729
(Cost $599,729)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%		$335,959,353
(Cost $309,190,879)
Legend

*

A portion or all of the security is on loan at September 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.250%, to be repurchased on October 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $32,891,056.

†	Non-income Producing Security
‡	Collateral or Segregated Assets for Futures
REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.
On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Bonds	$335,359,624	$0.00	$0.00	$0.00
Short-Term Investments	0.00	599,729	0.00	599,729
Total Assets	$335,359,624	$599,729	$0.00	$335,959,353

As of September 30, 2008, the Maxim Stock Index Portfolio had 28 open S&P 500 Emini and 3 open S&P 500 long futures contracts. The contracts expire in December 2008 and the Portfolio has recorded unrealized depreciation of $70,846 and $28,375, respectively, for a total unrealized depreciation of $99,221.

At September 30, 2008, the U.S. Federal income tax cost basis was $320,603,139. The Maxim Stock Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $82,710,764 and gross depreciation of securities in which there was an excess of tax cost over value of $67,354,550, resulting in net appreciation of $15,356,214.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

BONDS

Par Value ($)		Value ($)

AEROSPACE & DEFENSE --- 0.09%
250,000	United Technologies Corp	254,215
	Notes
	4.375% May 1, 2010
		$254,215

AGENCY --- 51.16%
911,642	Fannie Mae	926,283
	6.000% February 1, 2035
765,044	Fannie Mae	725,763
	4.500% December 1, 2034
330,719	Fannie Mae	329,740
	5.000% October 1, 2020
3,181,015	Fannie Mae	3,104,592
	5.000% September 1, 2035
597,508	Fannie Mae	571,730
	4.000% April 1, 2019
3,446,128	Fannie Mae	3,451,121
	5.500% March 1, 2034
1,102,836	Fannie Mae	1,118,308
	6.000% July 1, 2036
1,039,007	Fannie Mae	1,038,556
	5.500% January 1, 2034
2,404,988	Fannie Mae	2,350,967
	5.000% December 1, 2033
4,640,168	Fannie Mae	4,622,998
	5.500% April 1, 2036
1,389,011	Fannie Mae	1,408,932
	6.000% February 1, 2036
3,544,823	Fannie Mae	3,539,889
	5.500% May 1, 2036
883,671	Fannie Mae	896,769
	6.000% June 1, 2036
563,611	Fannie Mae	572,353
	6.000% December 1, 2035
387,901	Fannie Mae	393,464
	6.000% November 1, 2035
775,602	Fannie Mae	756,969
	5.000% July 1, 2035
911,190	Fannie Mae	909,922
	5.500% December 1, 2035
803,499	Fannie Mae	815,022
	6.000% October 1, 2035
352,391	Fannie Mae	359,387
	6.000% May 1, 2021
2,980	Fannie Mae	3,053
	8.000% June 1, 2012
7,241	Fannie Mae	7,419
	8.000% December 1, 2012
106,319	Fannie Mae	110,343
	6.500% December 1, 2013
451,047	Fannie Mae	460,687
	6.000% January 1, 2029
8,609	Fannie Mae	8,641
	6.500% November 1, 2009
3,666,344	Fannie Mae	3,659,521
	5.500% November 1, 2036
99,198	Fannie Mae	107,756
	8.000% November 1, 2022
57,303	Fannie Mae	59,368
	7.000% May 1, 2011
1,205,138	Fannie Mae	1,185,881
	5.000% January 1, 2024
1,209,253	Fannie Mae	1,209,459
	5.500% February 1, 2035
523,878	Fannie Mae	525,029
	5.500% May 1, 2033
843,736	Fannie Mae	855,837
	6.000% April 1, 2036
2,632,083	Fannie Mae	2,628,419
	5.500% November 1, 2035
277,077	Fannie Mae	278,537
	5.000% June 1, 2018
339,612	Fannie Mae	359,428
	7.000% July 1, 2032
431,915	Fannie Mae	447,870
	6.500% June 1, 2032
797,169	Fannie Mae	828,196
	6.500% August 1, 2032
305,949	Fannie Mae	313,833
	6.000% July 1, 2017
434,551	Fannie Mae	411,289
	4.500% October 1, 2036
1,400,000	Fannie Mae * †	1,443,204
	6.625% September 15, 2009
600,000	Fannie Mae †	630,701
	7.250% January 15, 2010
500,000	Fannie Mae †	532,795
	7.125% June 15, 2010
2,000,000	Fannie Mae †	2,044,384
	4.750% March 12, 2010
700,000	Fannie Mae †	716,054
	5.000% May 11, 2017
500,000	Fannie Mae * †	573,234
	6.250% May 15, 2029
800,000	Fannie Mae * †	833,054
	5.250% September 15, 2016
2,000,000	Fannie Mae †	2,089,748
	5.000% October 15, 2011
1,250,000	Fannie Mae * †	1,246,895
	3.875% July 12, 2013
1,600,000	Fannie Mae * †	1,708,077
	6.000% May 15, 2011
600,000	Fannie Mae * †	612,142
	4.375% September 15, 2012
1,500,000	Fannie Mae * †	1,544,162
	4.625% October 15, 2013
996,931	Fannie Mae	995,019
	5.500% June 1, 2037
795,754	Fannie Mae	806,918
	6.000% February 1, 2037
469,442	Fannie Mae ‡	475,856
	5.496% August 1, 2037
1,780,303	Fannie Mae	1,805,179
	6.000% August 1, 2037
462,704	Fannie Mae	451,201
	5.000% February 1, 2037
721,837	Fannie Mae	740,987
	6.500% August 1, 2036
926,131	Fannie Mae	903,106
	5.000% May 1, 2037
340,185	Fannie Mae	346,939
	6.000% December 1, 2021
1,500,000	Federal Home Loan Bank * †	1,569,549
	5.375% May 18, 2016
1,000,000	Federal Home Loan Bank * †	1,024,612
	4.875% May 14, 2010
1,100,000	Federal Home Loan Bank * †	1,087,881
	3.875% June 14, 2013
300,000	Federal Home Loan Bank †	312,433
	5.250% June 18, 2014
1,525,296	Freddie Mac	1,537,464
	5.500% June 1, 2022
2,250,000	Freddie Mac	2,193,132
	5.000% June 1, 2038
866,541	Freddie Mac	862,626
	5.500% May 1, 2037
1,255,117	Freddie Mac	1,249,643
	5.500% January 1, 2037
2,466,374	Freddie Mac	2,406,350
	5.000% June 1, 2036
1,306,285	Freddie Mac	1,300,384
	5.500% March 1, 2037
2,755,806	Freddie Mac	2,792,316
	6.000% August 1, 2037
977,951	Freddie Mac	990,907
	6.000% April 1, 2038
2,959,525	Freddie Mac	2,998,733
	6.000% June 1, 2038
853,157	Freddie Mac	852,688
	5.500% June 1, 2027
1,814,754	Freddie Mac ‡	1,844,172
	5.742% May 1, 2037
802,672	Freddie Mac ‡	817,404
	5.803% November 1, 2036
760,752	Freddie Mac ‡	781,112
	6.019% October 1, 2036
2,051,316	Freddie Mac ‡	2,058,613
	4.910% July 1, 2035
703,297	Freddie Mac	699,987
	5.000% December 1, 2020
782,360	Freddie Mac ‡	795,486
	5.131% November 1, 2036
847,351	Freddie Mac ‡	859,945
	5.779% March 1, 2037
1,101,907	Freddie Mac	1,116,505
	6.000% January 1, 2037
1,638,904	Freddie Mac	1,660,617
	6.000% November 1, 2036
546,095	Freddie Mac	520,486
	4.000% January 1, 2021
892,263	Freddie Mac	904,502
	6.000% March 1, 2036
2,260,322	Freddie Mac	2,250,465
	5.500% May 1, 2036
871,653	Freddie Mac	862,131
	5.000% September 1, 2024
702,196	Freddie Mac	703,280
	5.000% August 1, 2018
81,410	Freddie Mac	88,453
	7.500% May 1, 2027
1,152,868	Freddie Mac	1,199,371
	6.500% November 1, 2032
1,727,108	Freddie Mac	1,772,886
	6.500% November 1, 2037
356,864	Freddie Mac	355,184
	5.000% May 1, 2021
846,764	Freddie Mac	842,779
	5.000% April 1, 2021
1,801,911	Freddie Mac	1,758,058
	5.000% September 1, 2035
1,160,244	Freddie Mac	1,175,615
	6.000% December 1, 2036
676,809	Freddie Mac ‡	674,445
	5.242% August 1, 2037
723,124	Freddie Mac	732,395
	6.000% April 1, 2036
639,360	Freddie Mac	644,461
	5.500% May 1, 2021
435,679	Freddie Mac ‡	442,296
	5.506% March 1, 2037
400,000	Freddie Mac †	413,556
	4.750% January 18, 2011
500,000	Freddie Mac †	521,853
	5.250% April 18, 2016
300,000	Freddie Mac †	306,404
	4.500% January 15, 2014
1,500,000	Freddie Mac †	1,569,069
	5.125% July 15, 2012
900,000	Freddie Mac * †	921,325
	4.500% January 15, 2013
500,000	Freddie Mac †	529,050
	5.500% July 18, 2016
1,000,000	Freddie Mac * †	1,030,509
	5.125% November 17, 2017
3,600,000	Freddie Mac * †	3,628,087
	4.125% September 27, 2013
1,000,000	Freddie Mac †	1,027,925
	4.625% October 25, 2012
1,000,000	Freddie Mac †	1,016,909
	4.750% November 3, 2009
260,000	Freddie Mac * †	265,821
	4.875% February 9, 2010
100,684	Freddie Mac	104,233
	6.500% April 1, 2029
671,619	Freddie Mac	674,774
	5.000% December 1, 2017
1,940,963	Freddie Mac	1,936,441
	5.500% June 1, 2033
500,000	Freddie Mac †	501,724
	5.450% November 21, 2013
10,341	Freddie Mac	11,200
	7.500% August 1, 2030
547,884	Freddie Mac	557,157
	5.500% February 1, 2018
3,400,000	Freddie Mac * †	3,597,513
	5.500% September 15, 2011
450,000	Freddie Mac * †	523,950
	6.250% July 15, 2032
300,000	Freddie Mac * †	367,521
	6.750% March 15, 2031
555,783	Freddie Mac	565,185
	5.500% May 1, 2018
595,912	Freddie Mac	581,782
	5.000% July 1, 2034
922,113	Ginnie Mae	924,745
	5.500% December 15, 2035
43,006	Ginnie Mae	47,149
	9.000% January 15, 2017
692,324	Ginnie Mae	704,338
	5.000% September 15, 2018
36,041	Ginnie Mae	38,932
	7.500% December 15, 2025
87,226	Ginnie Mae	92,254
	7.000% July 15, 2025
926,190	Ginnie Mae	928,405
	5.500% April 15, 2037
1,835,909	Ginnie Mae	1,806,843
	5.000% November 15, 2033
53,026	Ginnie Mae	57,929
	9.000% April 15, 2021
3,592,802	Ginnie Mae II	3,614,134
	6.000% July 20, 2038
786,999	Ginnie Mae II	769,098
	5.000% December 20, 2035
2,309,459	Ginnie Mae II	2,306,339
	5.500% February 20, 2036
1,998,193	Ginnie Mae II	2,033,161
	6.500% August 20, 2038
500,000	Resolution Funding Corp *	698,224
	9.375% October 15, 2020
		$143,265,891

AGENCY MORTGAGE BACKED --- 0.37%
1,000,000	Fannie Mae	1,028,403
	Series 2004-W1 Class 1A7
	5.681% November 25, 2043
		$1,028,403

AUTOMOBILES --- 0.17%
500,000	DaimlerChrysler NA Holding Corp	487,941
	Notes
	6.500% November 15, 2013
		$487,941

BANKS --- 1.05%
500,000	Bank of America Corp	423,994
	Senior Unsecured Notes
	5.750% December 1, 2017
500,000	Bank of America Corp	489,804
	Senior Subordinated Notes
	7.400% January 15, 2011
500,000	Bank of America NA	416,707
	Subordinated Notes
	6.000% October 15, 2036
500,000	US Bank NA	504,712
	Subordinated Notes
	6.375% August 1, 2011
500,000	Wachovia Bank NA	296,541
	Subordinated Notes
	4.800% November 1, 2014
500,000	Wells Fargo & Co	367,960
	Senior Unsecured Notes
	5.375% February 7, 2035
500,000	Wells Fargo & Co	432,071
	Subordinated Notes
	5.125% September 15, 2016
		$2,931,789

BROADCAST/MEDIA --- 1.21%
500,000	Comcast Cable Communication LLC	507,148
	Senior Notes
	6.750% January 30, 2011
500,000	Cox Communications Inc	465,877
	Senior Unsecured Notes
	5.450% December 15, 2014
375,000	News America Holdings Inc	400,582
	Company Guaranteed Debentures
	9.250% February 1, 2013
500,000	News America Inc	475,293
	Notes
	5.300% December 15, 2014
500,000	Time Warner Inc	495,748
	Company Guaranteed Bonds
	6.875% May 1, 2012
500,000	Viacom Inc	513,490
	Notes
	7.700% July 30, 2010
500,000	Walt Disney Co	527,212
	Notes
	6.375% March 1, 2012
		$3,385,350

CANADIAN - FEDERAL --- 0.19%
500,000	Export Development Canada	519,420
	Notes
	4.500% October 25, 2012
		$519,420

CANADIAN - PROVINCIAL --- 0.36%
500,000	Province of Ontario	512,135
	Notes
	4.375% February 15, 2013
500,000	Province of Quebec	506,200
	Notes
	5.750% February 15, 2009
		$1,018,335

CHEMICALS --- 0.34%
1,000,000	EI du Pont de Nemours & Co	938,939
	Notes
	5.250% December 15, 2016
		$938,939

COMMERCIAL MORTGAGE BACKED --- 4.33%
1,330,000	Bear Stearns Commercial Mortgage Securities Inc ‡	1,213,376
	Series 2005-T20 Class A4A
	5.155% October 12, 2042
1,000,000	GS Mortgage Securities Corp II	897,189
	Series 2005-GG4 Class A4A
	4.751% July 10, 2039
1,250,000	GS Mortgage Securities Corp II	1,112,721
	Series 2005-GG4 Class A4
	4.761% July 10, 2039
500,000	JP Morgan Chase Commercial Mortgage Securities Corp	465,502
	Series 2005-LDP2 Class ASB
	4.659% July 15, 2042
861,348	JP Morgan Commercial Mortgage Finance Corp	870,688
	Series 2000-C9 Class A2
	7.770% October 15, 2032
3,000,000	Morgan Stanley Capital I ‡	2,600,988
	Series 2007-T27 Class A4
	5.650% June 13, 2042
2,000,000	Morgan Stanley Capital I ‡	1,692,457
	Series 2007-T25 Class A3
	5.514% November 12, 2049
1,000,000	Morgan Stanley Capital I ‡	943,306
	Series 2005-IQ10 Class AAB
	5.178% September 15, 2042
1,877,627	Salomon Brothers Mortgage Securities VII	1,881,143
	Series 2001-C1 Class A3
	6.428% December 18, 2035
500,000	Wachovia Bank Commercial Mortgage Trust	452,290
	Series 2004-C10 Class A4
	4.748% February 15, 2041
		$12,129,660

COMPUTER HARDWARE & SYSTEMS --- 0.17%
400,000	International Business Machines Corp	463,358
	Debentures
	8.375% November 1, 2019
		$463,358

COMPUTER SOFTWARE & SERVICES --- 0.18%
500,000	Oracle Corp	511,885
	Notes
	5.000% January 15, 2011
		$511,885

CONGLOMERATES --- 0.16%
500,000	General Electric Co	460,509
	Unsecured Notes
	5.000% February 1, 2013
		$460,509

ELECTRIC COMPANIES --- 0.98%
500,000	Commonwealth Edison Co	472,855
	1st Mortgage
	6.150% September 15, 2017
500,000	Jersey Central Power & Light Co	415,890
	Senior Notes
	6.150% June 1, 2037
500,000	Ohio Power Co	458,835
	Senior Notes
	4.850% January 15, 2014
500,000	Pacific Gas & Electric Co	441,340
	1st Mortgage
	6.050% March 1, 2034
500,000	Southwestern Electric Power Co	470,420
	Senior Notes
	6.450% January 15, 2019
500,000	Wisconsin Electric Power Co	498,245
	Notes
	6.000% April 1, 2014
		$2,757,585

FINANCIAL SERVICES --- 2.49%
500,000	American General Finance Corp	207,656
	Notes
	5.850% June 1, 2013
500,000	American Honda Finance Corp §	497,070
	Notes
	6.700% October 1, 2013
500,000	Bank of New York Mellon Corp	503,462
	Senior Unsubordinated Notes
	6.375% April 1, 2012
500,000	CIT Group Inc	282,834
	Senior Notes
	5.000% February 13, 2014
500,000	Citigroup Inc	423,737
	Senior Unsecured Notes
	6.125% November 21, 2017
500,000	Citigroup Inc	344,598
	Global Notes
	5.850% December 11, 2034
500,000	Citigroup Inc	383,356
	Subordinated Notes
	5.000% September 15, 2014
1,000,000	General Electric Capital Corp	845,276
	Senior Unsecured Notes
	5.625% May 1, 2018
500,000	General Electric Capital Corp	441,238
	Senior Notes
	5.375% October 20, 2016
250,000	General Electric Capital Corp	208,671
	Notes
	6.750% March 15, 2032
500,000	Household Finance Corp	494,750
	Notes
	6.375% October 15, 2011
500,000	HSBC Finance Corp	451,105
	Senior Unsecured Notes
	5.500% January 19, 2016
500,000	John Deere Capital Corp	490,411
	Unsecured Debentures
	5.100% January 15, 2013
500,000	JPMorgan Chase & Co	445,608
	Subordinated Notes
	5.125% September 15, 2014
500,000	JPMorgan Chase Bank NA	458,294
	Subordinated Notes
	6.000% October 1, 2017
500,000	National Rural Utilities Cooperative Finance Corp	500,385
	Collateral Trust Bonds
	4.375% October 1, 2010
500,000	Washington Mutual Bank **	625
	Subordinated Notes
	5.500% January 15, 2013
		$6,979,076

FOOD & BEVERAGES --- 0.62%
500,000	Anheuser-Busch Co Inc	386,510
	Debentures
	5.950% January 15, 2033
322,000	General Mills Inc	328,217
	Notes
	6.000% February 15, 2012
500,000	Kellogg Co	519,017
	Notes
	6.600% April 1, 2011
500,000	Kraft Foods Inc	502,619
	Notes
	6.250% June 1, 2012
		$1,736,363

FOREIGN BANKS --- 0.55%
500,000	KfW Bankengruppe	516,785
	Notes
	4.625% January 20, 2011
500,000	KfW Bankengruppe	510,425
	Notes
	4.875% October 19, 2009
500,000	KfW Bankengruppe	519,661
	Notes
	4.875% January 17, 2017
		$1,546,871

FOREIGN GOVERNMENTS --- 0.49%
300,000	Government of Italy	363,158
	Notes
	6.875% September 27, 2023
500,000	Government of Italy	513,045
	Debentures
	4.500% January 21, 2015
500,000	Government of Mexico	502,500
	Notes
	6.750% September 27, 2034
		$1,378,703

GOLD, METALS & MINING --- 0.17%
500,000	BHP Finance USA Ltd	471,922
	Global Notes
	5.250% December 15, 2015
		$471,922

HEALTH CARE RELATED --- 0.33%
500,000	UnitedHealth Group Inc	455,602
	Notes
	5.000% August 15, 2014
500,000	WellPoint Inc	460,559
	Notes
	5.250% January 15, 2016
		$916,161

HOUSEHOLD GOODS --- 0.34%
500,000	Procter & Gamble Co	464,967
	Senior Notes
	5.550% March 5, 2037
500,000	Stanley Works	497,240
	Notes
	6.150% October 1, 2013
		$962,207

INSURANCE RELATED --- 1.06%
500,000	Allstate Corp	376,629
	Bonds
	5.350% June 1, 2033
500,000	American International Group Inc	231,762
	Senior Unsecured Bonds
	6.250% May 1, 2036
500,000	Berkshire Hathaway Finance Corp §	498,684
	Senior Notes
	5.000% August 15, 2013
1,000,000	Hartford Financial Services Group Inc	906,377
	Senior Notes
	6.300% March 15, 2018
500,000	MetLife Inc	504,850
	Senior Notes
	6.125% December 1, 2011
500,000	Prudential Financial Inc	464,667
	Notes
	6.100% June 15, 2017
		$2,982,969

INVESTMENT BANK/BROKERAGE FIRM --- 1.31%
500,000	Bear Stearns Cos Inc	467,444
	Notes
	5.700% November 15, 2014
500,000	BlackRock Inc	480,256
	Global Notes
	6.250% September 15, 2017
500,000	Credit Suisse First Boston USA Inc	493,398
	Notes
	6.500% January 15, 2012
500,000	Goldman Sachs Capital I	328,535
	Company Guaranteed Notes
	6.345% February 15, 2034
500,000	Goldman Sachs Group Inc	405,557
	Senior Notes
	5.750% October 1, 2016
500,000	Goldman Sachs Group Inc	415,757
	Senior Notes
	6.150% April 1, 2018
500,000	Lehman Brothers Holdings Inc **	62,500
	Global Notes
	4.800% March 13, 2014
500,000	Merrill Lynch & Co Inc	407,970
	Subordinated Notes
	6.050% May 16, 2016
500,000	Morgan Stanley	265,048
	Subordinated Notes
	4.750% April 1, 2014
500,000	Morgan Stanley	330,896
	Senior Unsecured Notes
	6.625% April 1, 2018
		$3,657,361

MACHINERY --- 0.35%
500,000	Caterpillar Inc	492,365
	Senior Notes
	5.700% August 15, 2016
500,000	Dover Corp	476,074
	Notes
	4.875% October 15, 2015
		$968,439

OIL & GAS --- 1.04%
500,000	ConocoPhillips	453,084
	Company Guaranteed Bonds
	5.900% October 15, 2032
500,000	PEMEX Project Funding Master Trust	457,895
	Company Guaranteed Bonds
	6.625% June 15, 2035
500,000	Shell International Finance	527,250
	Company Guaranteed Bonds
	5.625% June 27, 2011
500,000	Valero Energy Corp	468,005
	Senior Unsecured Notes
	6.125% June 15, 2017
500,000	Valero Energy Corp	469,650
	Unsecured Notes
	7.500% April 15, 2032
500,000	XTO Energy Inc	523,637
	Senior Notes
	7.500% April 15, 2012
		$2,899,521

OTHER ASSET-BACKED --- 1.26%
500,000	ACE Securities Corp §	392,265
	Series 2007-D1 Class A2
	4.376% February 25, 2038
1,000,000	Bank of America Credit Card Trust ‡	967,395
	Series 2006-C4 Class C4
	3.048% November 15, 2011
1,000,000	Citicorp Residential Mortgage Securities Inc	920,520
	Series 2006-1 Class A6
	5.836% July 25, 2036
991,219	Countrywide Asset Backed Certificates ‡	502,512
	Series 2006-S8 Class A6
	5.505% April 25, 2036
800,000	Residential Funding Mortgage Securities II Inc	427,549
	Series 2006-HI5 Class A3
	5.500% August 25, 2025
410,000	Residential Funding Mortgage Securities II Inc	307,701
	Series 2006-HI2 Class A3
	5.790% February 25, 2036
		$3,517,942

PAPER & FOREST PRODUCTS --- 0.33%
500,000	International Paper Co	437,125
	Notes
	5.300% April 1, 2015
500,000	Weyerhaeuser Co	494,169
	Notes
	6.750% March 15, 2012
		$931,294

PERSONAL LOANS --- 0.48%
500,000	American Express Co	441,289
	Senior Notes
	7.000% March 19, 2018
500,000	American Express Credit Corp	466,841
	Notes
	5.000% December 2, 2010
500,000	HSBC Finance Corp	446,333
	Notes
	5.000% June 30, 2015
		$1,354,463

PHARMACEUTICALS --- 0.34%
500,000	Schering-Plough Corp	468,871
	Senior Unsecured Notes
	6.000% September 15, 2017
500,000	Wyeth	495,635
	Notes
	5.500% February 1, 2014
		$964,506

PRINTING & PUBLISHING --- 0.18%
500,000	Thomson Reuters Corp	499,410
	Notes
	5.950% July 15, 2013
		$499,410

RAILROADS --- 0.68%
500,000	Canadian National Railway Co	502,592
	Bonds
	5.850% November 15, 2017
500,000	CSX Corp	435,494
	Senior Unsecured Notes
	5.600% May 1, 2017
500,000	Union Pacific Corp	486,671
	Unsecured Notes
	5.375% May 1, 2014
500,000	Union Pacific Corp	470,507
	Debentures
	6.625% February 1, 2029
		$1,895,264

RETAIL --- 1.07%
533,315	CVS Pass-Through Trust §	568,252
	Pass Thru Certificates
	7.770% January 10, 2012
500,000	Home Depot Inc	425,159
	Senior Unsecured Notes
	5.400% March 1, 2016
500,000	Kroger Co	504,899
	Notes
	6.200% June 15, 2012
500,000	Safeway Inc	484,585
	Senior Unsecured Notes
	6.350% August 15, 2017
500,000	Target Corp	509,121
	Notes
	5.875% March 1, 2012
500,000	Wal-Mart Stores Inc	513,532
	Senior Notes
	6.875% August 10, 2009
		$3,005,548

SUPRANATIONALS --- 0.56%
500,000	European Investment Bank	512,635
	Senior Unsubordinated Notes
	4.125% September 15, 2010
500,000	European Investment Bank	525,267
	Bonds
	5.125% September 13, 2016
500,000	Inter-American Development Bank	525,911
	Bonds
	7.375% January 15, 2010
		$1,563,813

TELEPHONE & TELECOMMUNICATIONS --- 1.19%
500,000	AT&T Inc	463,055
	Global Notes
	5.625% June 15, 2016
500,000	British Telecommunications PLC	498,793
	Bonds
	9.125% December 15, 2030
500,000	Deutsche Telekom International Finance BV	483,530
	Company Guaranteed Bonds
	8.250% June 15, 2030
1,000,000	Rogers Communications Inc	946,030
	Senior Notes
	6.800% August 15, 2018
500,000	Verizon New Jersey Inc	490,735
	Debentures
	5.875% January 17, 2012
500,000	Vodafone Group PLC	444,450
	Global Notes
	5.625% February 27, 2017
		$3,326,593

TRANSPORTATION --- 0.18%
500,000	Ryder System Inc	496,324
	Senior Unsecured Notes
	7.200% September 1, 2015
		$496,324

U.S. GOVERNMENTS --- 23.14%
1,940,000	United States of America *	2,062,311
	6.500% February 15, 2010
500,000	United States of America *	535,469
	5.750% August 15, 2010
800,000	United States of America *	863,625
	5.000% August 15, 2011
1,200,000	United States of America	1,363,594
	5.375% February 15, 2031
900,000	United States of America *	923,765
	4.500% February 15, 2036
500,000	United States of America *	534,844
	4.750% February 15, 2037
2,000,000	United States of America *	2,149,376
	4.875% February 15, 2012
1,500,000	United States of America *	1,576,524
	4.000% February 15, 2014
1,100,000	United States of America *	1,171,243
	4.250% August 15, 2014
500,000	United States of America *	507,735
	3.375% October 15, 2009
1,000,000	United States of America *	1,064,922
	4.375% August 15, 2012
800,000	United States of America *	849,187
	4.250% August 15, 2013
1,200,000	United States of America *	1,275,937
	4.250% November 15, 2013
600,000	United States of America	849,937
	8.750% May 15, 2020
400,000	United States of America *	567,781
	8.750% August 15, 2020
900,000	United States of America *	1,231,453
	8.000% November 15, 2021
1,350,000	United States of America	1,671,153
	7.250% May 15, 2016
500,000	United States of America *	671,055
	8.125% August 15, 2019
300,000	United States of America *	416,602
	8.500% February 15, 2020
400,000	United States of America *	519,875
	7.250% August 15, 2022
900,000	United States of America *	1,121,906
	6.375% August 15, 2027
900,000	United States of America *	1,095,610
	6.125% November 15, 2027
1,300,000	United States of America *	1,632,719
	6.250% May 15, 2030
500,000	United States of America	645,234
	7.125% February 15, 2023
800,000	United States of America *	960,562
	6.250% August 15, 2023
600,000	United States of America *	774,235
	6.875% August 15, 2025
2,400,000	United States of America *	2,499,562
	4.500% May 15, 2010
2,000,000	United States of America *	2,107,656
	4.500% May 15, 2017
1,100,000	United States of America	1,187,484
	4.875% June 30, 2012
1,000,000	United States of America	1,082,422
	4.875% August 15, 2016
500,000	United States of America	533,320
	4.625% October 31, 2011
800,000	United States of America *	850,187
	4.500% November 30, 2011
1,000,000	United States of America *	1,071,953
	4.750% August 15, 2017
2,000,000	United States of America *	2,069,376
	3.625% December 31, 2012
500,000	United States of America *	490,313
	3.500% February 15, 2018
1,000,000	United States of America *	983,984
	2.500% March 31, 2013
1,000,000	United States of America *	1,053,984
	4.125% August 31, 2012
5,000,000	United States of America *	5,093,360
	3.625% October 31, 2009
2,200,000	United States of America *	2,301,064
	3.875% October 31, 2012
2,000,000	United States of America *	2,072,032
	3.875% July 15, 2010
500,000	United States of America *	520,429
	4.125% August 15, 2010
500,000	United States of America *	528,554
	4.250% August 15, 2015
4,500,000	United States of America *	4,789,337
	4.250% November 15, 2014
1,000,000	United States of America *	1,050,156
	4.000% February 15, 2015
1,500,000	United States of America *	1,546,055
	3.625% June 15, 2010
500,000	United States of America *	519,375
	3.875% September 15, 2010
1,000,000	United States of America *	1,057,891
	4.500% February 28, 2011
500,000	United States of America *	535,937
	4.875% May 31, 2011
1,000,000	United States of America *	1,078,984
	5.125% June 30, 2011
500,000	United States of America *	523,164
	4.250% October 15, 2010
1,500,000	United States of America *	1,579,336
	4.500% November 15, 2010
600,000	United States of America *	641,437
	4.500% November 15, 2015
		$64,804,006

UTILITIES --- 0.35%
500,000	Duke Energy Corp	482,315
	1st Mortgage
	5.300% October 1, 2015
500,000	ONEOK Inc	506,875
	Senior Notes
	7.125% April 15, 2011
		$989,190

TOTAL BONDS --- 99.27%		$278,001,226
(Cost $281,428,417)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

2,040,000	International Bank for Reconstruction & Development	2,040,000
	0.050% October 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 0.73%		$2,040,000
(Cost $2,040,000)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100%		$280,041,226
(Cost $283,468,417)

Legend

*

A portion or all of the security is on loan at September 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.250%, to be repurchased on October 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $81,205,075.

†	Security is an agency note with maturity date and interest rate indicated.
‡	Represents the current interest rate for variable rate security.
§

The Maxim Bond Index Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2008 were $2,054,498, $1,956,271 and 0.69%, respectively.

**	Security in default at September 30, 2008.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios. Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Bonds	$	$277,432,974	$568,252	$278,001,226
Short-Term Investments		2,040,000		2,040,000
Total Assets	$	$279,472,974	$568,252	$280,041,226

At September 30, 2008, the U.S. Federal income tax cost basis was $283,168,977. The Maxim Bond Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,391,012 and gross depreciation of securities in which there was an excess of tax cost over value of $8,518,763, resulting in net depreciation of $3,127,751.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

BONDS

Par Value ($)		Value ($)

AGENCY --- 63.35%
3,918,237	Fannie Mae	3,944,663
	5.000% May 1, 2018
3,075,974	Fannie Mae	3,133,784
	5.500% April 1, 2018
779,746	Fannie Mae	789,427
	6.000% February 1, 2033
341,678	Fannie Mae	343,607
	5.000% June 1, 2018
458,005	Fannie Mae	466,363
	6.000% January 1, 2033
1,255,148	Fannie Mae	1,319,798
	6.500% February 1, 2017
1,360,533	Fannie Mae	1,414,627
	6.500% February 1, 2032
1,464,949	Fannie Mae	1,496,797
	6.000% March 1, 2033
942,172	Fannie Mae	966,543
	6.000% March 1, 2017
5,844,193	Fannie Mae	5,845,189
	5.500% July 1, 2033
4,789,695	Fannie Mae	4,780,782
	5.500% June 1, 2036
1,725,172	Fannie Mae	1,749,914
	6.000% March 1, 2036
1,548,151	Fannie Mae *	1,582,356
	5.632% October 1, 2036
8,189,863	Fannie Mae	8,178,462
	5.500% April 1, 2036
4,610,839	Fannie Mae	4,676,967
	6.000% December 1, 2035
2,172,658	Fannie Mae	2,173,028
	5.500% September 1, 2033
4,733,272	Fannie Mae	4,757,845
	5.000% August 1, 2018
2,436,496	Fannie Mae	2,433,104
	5.500% May 1, 2035
5,514,284	Fannie Mae	5,511,188
	5.500% February 1, 2035
294,750	Fannie Mae	311,968
	7.000% January 1, 2032
3,936,038	Fannie Mae	3,930,559
	5.500% January 1, 2036
2,684,773	Fannie Mae	2,682,714
	5.500% December 1, 2034
1,705,290	Fannie Mae	1,729,214
	6.000% February 1, 2036
3,790,623	Fannie Mae	3,844,988
	6.000% January 1, 2036
1,282,043	Fannie Mae	1,282,261
	5.500% December 1, 2033
31,603	Fannie Mae	34,745
	8.500% August 1, 2024
3,964	Fannie Mae	4,424
	9.500% March 1, 2020
219,912	Fannie Mae	223,866
	5.500% January 1, 2018
141,054	Fannie Mae	146,525
	6.500% July 1, 2014
2,496,964	Fannie Mae	2,531,854
	6.000% May 1, 2037
621,629	Fannie Mae	656,278
	7.000% December 1, 2031
374,798	Fannie Mae	396,714
	7.000% September 1, 2031
3,286,617	Fannie Mae	3,418,224
	6.500% January 1, 2032
1,452,663	Fannie Mae	1,510,420
	6.500% December 1, 2031
270,449	Fannie Mae	284,307
	7.000% February 1, 2031
1,544,870	Fannie Mae	1,543,685
	5.500% October 1, 2034
32,479	Fannie Mae	35,821
	8.500% August 1, 2021
107,670	Fannie Mae	117,940
	8.500% November 1, 2026
147,116	Fannie Mae	164,104
	9.500% September 1, 2020
2,702,898	Fannie Mae	2,707,470
	5.500% November 1, 2033
957,041	Fannie Mae	955,709
	5.500% March 1, 2036
1,601,938	Fannie Mae	1,624,412
	6.000% December 1, 2036
2,062,074	Fannie Mae	2,058,237
	5.500% February 1, 2036
800,000	Fannie Mae †	798,013
	3.875% July 12, 2013
2,401,861	Fannie Mae *	2,454,165
	6.012% January 1, 2037
2,415,482	Fannie Mae	2,412,119
	5.500% January 1, 2037
2,366,061	Fannie Mae	2,364,247
	5.500% January 1, 2035
561,050	Fannie Mae	560,620
	5.500% April 1, 2034
4,325,377	Fannie Mae	4,224,165
	5.000% April 1, 2034
1,291,855	Fannie Mae	1,290,056
	5.500% November 1, 2035
2,602,231	Fannie Mae	2,598,609
	5.500% April 1, 2035
1,684,469	Fannie Mae *	1,695,298
	5.039% September 1, 2034
2,500,000	Federal Home Loan Bank † ‡	2,546,137
	4.375% October 22, 2010
2,500,000	Federal Home Loan Bank † ‡	2,553,995
	4.625% October 10, 2012
2,000,000	Federal Home Loan Bank † ‡	2,000,374
	3.625% September 16, 2011
2,500,000	Federal Home Loan Bank † ‡	2,583,127
	4.875% November 18, 2011
2,000,000	Federal Home Loan Bank † ‡	1,977,966
	3.875% June 14, 2013
1,000,000	Federal Home Loan Bank † ‡	1,020,064
	4.500% November 15, 2012
2,500,000	Federal Home Loan Bank † ‡	2,549,310
	4.375% September 17, 2010
1,600,000	Federal Home Loan Bank ‡	1,666,310
	5.250% June 18, 2014
3,184,716	Freddie Mac	3,107,209
	5.000% August 1, 2035
1,365,169	Freddie Mac	1,359,856
	5.500% September 1, 2035
3,189,457	Freddie Mac *	3,242,652
	5.392% March 1, 2037
1,249,828	Freddie Mac *	1,272,029
	5.017% January 1, 2037
3,770,642	Freddie Mac *	3,851,530
	5.195% December 1, 2036
1,012,909	Freddie Mac	1,010,549
	5.500% January 1, 2034
854,282	Freddie Mac *	866,727
	5.014% June 1, 2037
4,932,542	Freddie Mac	4,997,889
	6.000% June 1, 2038
6,063,774	Freddie Mac	6,146,950
	6.000% January 1, 2036
1,694,701	Freddie Mac *	1,719,890
	5.779% March 1, 2037
1,521,504	Freddie Mac *	1,562,224
	6.019% October 1, 2036
1,564,720	Freddie Mac *	1,590,971
	5.131% November 1, 2036
878,105	Freddie Mac	868,513
	5.000% September 1, 2024
366,693	Freddie Mac	400,180
	7.500% March 1, 2032
1,353,618	Freddie Mac *	1,348,891
	5.242% August 1, 2037
440,400	Freddie Mac	448,970
	5.500% March 1, 2017
532,065	Freddie Mac	562,110
	7.000% September 1, 2032
110,763	Freddie Mac	131,390
	11.000% August 1, 2020
28,746	Freddie Mac	33,932
	11.000% June 1, 2020
66,672	Freddie Mac	74,599
	9.500% April 1, 2025
71,443	Freddie Mac	84,748
	11.000% July 1, 2020
10,644,623	Freddie Mac	10,385,564
	5.000% December 1, 2035
1,511,081	Freddie Mac	1,523,136
	5.500% April 1, 2022
3,525,000	Freddie Mac	3,435,907
	5.000% June 1, 2038
2,972,848	Freddie Mac	2,963,136
	5.500% October 1, 2034
1,971,494	Freddie Mac	1,985,991
	5.500% August 1, 2023
972,636	Freddie Mac	985,521
	6.000% May 1, 2038
2,327,081	Freddie Mac	2,362,724
	6.000% July 1, 2036
5,010,399	Freddie Mac	5,079,126
	6.000% March 1, 2036
2,333,249	Freddie Mac	2,364,160
	6.000% August 1, 2037
5,172,084	Freddie Mac	5,240,604
	6.000% November 1, 2036
3,000,000	Freddie Mac ‡	3,174,276
	5.500% September 15, 2011
1,760,566	Freddie Mac *	1,774,121
	5.947% November 1, 2036
67,376	Freddie Mac	75,049
	9.000% December 1, 2014
3,050,000	Freddie Mac †	3,073,796
	4.125% September 27, 2013
13,632	Freddie Mac	14,681
	9.500% September 1, 2020
36,034	Freddie Mac	40,298
	9.500% June 1, 2020
715,025	Freddie Mac	679,301
	4.500% August 1, 2033
1,722,366	Freddie Mac	1,718,354
	5.500% June 1, 2033
2,629,409	Freddie Mac	2,623,283
	5.500% May 1, 2033
9,071,883	Freddie Mac	8,851,100
	5.000% September 1, 2035
2,168,439	Freddie Mac	2,163,387
	5.500% September 1, 2033
4,631,924	Freddie Mac	4,621,134
	5.500% August 1, 2033
13,994	Ginnie Mae	15,354
	9.000% July 15, 2018
5,421,966	Ginnie Mae	5,331,148
	5.000% June 15, 2033
49,115	Ginnie Mae	51,527
	7.500% October 15, 2013
2,666,191	Ginnie Mae	2,733,568
	6.500% January 15, 2037
3,167,165	Ginnie Mae II	3,218,168
	6.000% December 20, 2033
1,544,581	Ginnie Mae II	1,510,527
	5.000% February 20, 2034
1,605,800	Ginnie Mae II	1,570,798
	5.000% October 20, 2033
6,693	Ginnie Mae II	7,404
	9.500% May 20, 2022
12,363	Ginnie Mae II	13,507
	8.000% November 20, 2023
22,198	Ginnie Mae II	23,861
	7.500% October 20, 2028
9,402	Ginnie Mae II	10,107
	7.500% December 20, 2028
1,663,940	Ginnie Mae II	1,662,487
	5.500% November 20, 2034
500,000	Ginnie Mae II	502,969
	6.000% September 20, 2038
1,998,193	Ginnie Mae II	2,033,161
	6.500% August 20, 2038
1,003,378	Ginnie Mae II *	1,020,000
	5.250% July 20, 2034
2,606,500	Ginnie Mae II	2,652,113
	6.500% July 20, 2038
867,419	Ginnie Mae II	866,443
	5.500% February 20, 2035
1,253,044	Ginnie Mae II	1,251,634
	5.500% April 20, 2035
1,573,998	Ginnie Mae II	1,538,196
	5.000% December 20, 2035
		$248,884,888

AGENCY ASSET BACKED --- 0.08%
350,200	Freddie Mac *	325,614
	Series T-34 Class A1V
	2.846% July 25, 2031
		$325,614

AGENCY MORTGAGE BACKED --- 8.52%
967,987	Fannie Mae	995,481
	Series 2004-W1 Class 1A7
	5.681% November 25, 2043
7,407	Fannie Mae *	7,374
	Series 2004-W8 Class 1AF
	2.856% June 25, 2044
4,000,000	Fannie Mae	3,960,845
	Series 2003-24 Class VM
	5.500% November 25, 2021
4,546,003	Federal Home Loan Bank	4,601,464
	Series JR-9012 Class 1
	5.050% June 15, 2012
1,145,880	Freddie Mac	1,156,118
	Series R003 Class AG
	5.125% October 15, 2015
959,307	Freddie Mac	962,005
	Series 2974 Class VM
	5.000% May 15, 2016
2,000,000	Freddie Mac	1,973,399
	Series 2843 Class VB
	5.500% August 15, 2023
7,312,984	Freddie Mac *	7,130,889
	Series 3342 Class FD
	6.675% July 15, 2037
1,064,457	Freddie Mac	1,087,103
	Series R007 Class AC
	5.875% May 15, 2016
526,161	US Department of Veterans Affairs	525,298
	Series 2003-1 Class E
	5.750% April 15, 2027
4,000,000	US Department of Veterans Affairs	4,114,375
	Series 2003-1 Class G
	5.750% March 15, 2030
1,713,423	US Department of Veterans Affairs	1,780,247
	Series 2002-1 Class 1A
	6.000% October 15, 2031
1,578,616	US Department of Veterans Affairs *	1,620,856
	Series 1993-3 Class 1
	5.828% September 15, 2023
3,393,072	US Department of Veterans Affairs	3,571,208
	Series 1996-3 Class 1Z
	6.750% September 15, 2026
		$33,486,662

BANKS --- 0.34%
1,475,000	State Street Bank & Trust Co	1,340,605
	Subordinated Notes
	5.300% January 15, 2016
		$1,340,605

COMMERCIAL MORTGAGE BACKED --- 5.06%
1,749,684	Banc of America Commercial Mortgage Inc	1,720,083
	Series 2005-1 Class A3
	4.877% November 10, 2042
2,000,000	GS Mortgage Securities Corp II	1,864,559
	Series 2005-GG4 Class AABA
	4.680% July 10, 2039
3,500,000	JP Morgan Chase Commercial Mortgage Securities Corp	3,255,383
	Series 2003-ML1A Class A2
	4.767% March 12, 2039
1,180,000	JP Morgan Chase Commercial Mortgage Securities Corp	1,122,490
	Series 2002-C3 Class A2
	4.994% July 12, 2035
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corp *	4,528,727
	Series 2005-LPD5 Class A4
	5.179% December 15, 2044
1,000,000	Morgan Stanley Capital I *	943,307
	Series 2005-IQ10 Class AAB
	5.178% September 15, 2042
2,816,441	Salomon Brothers Mortgage Securities VII	2,821,714
	Series 2001-C1 Class A3
	6.428% December 18, 2035
4,000,000	Wachovia Bank Commercial Mortgage Trust	3,618,320
	Series 2004-C10 Class A4
	4.748% February 15, 2041
		$19,874,583

INSURANCE RELATED --- 0.24%
1,000,000	Farmers Insurance Exchange	954,509
	Notes
	8.625% May 1, 2024
		$954,509

INVESTMENT BANK/BROKERAGE FIRM --- 0.25%
1,000,000	BlackRock Inc	960,513
	Global Notes
	6.250% September 15, 2017
		$960,513

OTHER ASSET-BACKED --- 2.42%
1,500,000	ACE Securities Corp §	1,176,797
	Series 2007-D1 Class A2
	4.376% February 25, 2038
2,000,000	Citicorp Residential Mortgage Securities Inc	1,754,643
	Series 2006-2 Class A6
	5.665% September 25, 2036
250,000	Citicorp Residential Mortgage Securities Inc	219,958
	Series 2006-2 Class A4
	5.775% September 25, 2036
1,000,000	Citicorp Residential Mortgage Securities Inc	920,520
	Series 2006-1 Class A6
	5.836% July 25, 2036
991,219	Countrywide Asset Backed Certificates *	502,512
	Series 2006-S8 Class A6
	5.505% April 25, 2036
2,000,000	Discover Card Master Trust I	1,733,486
	Series 2007-A1 Class A1
	5.650% March 16, 2020
2,700,000	Household Home Equity Loan Trust *	2,463,807
	Series 2007-2 Class A3F
	5.810% July 20, 2036
800,000	Residential Funding Mortgage Securities II Inc	427,549
	Series 2006-HI5 Class A3
	5.500% August 25, 2025
410,000	Residential Funding Mortgage Securities II Inc	307,701
	Series 2006-HI2 Class A3
	5.790% February 25, 2036
		$9,506,973

SUPRANATIONALS --- 0.93%
5,000,000	International Bank for Reconstruction & Development **	3,663,395
	Zero Coupon
	4.830% February 15, 2016
		$3,663,395

U.S. GOVERNMENTS --- 16.34%
1,000,000	United States of America †	1,100,469
	5.125% May 15, 2016
1,900,000	United States of America †	1,996,930
	4.375% December 15, 2010
950,000	United States of America †	1,019,617
	4.875% July 31, 2011
3,000,000	United States of America †	3,189,609
	4.500% September 30, 2011
1,000,000	United States of America	1,082,422
	4.875% August 15, 2016
1,000,000	United States of America †	1,055,156
	4.125% May 15, 2015
3,000,000	United States of America †	3,326,484
	5.250% February 15, 2029
1,000,000	United States of America †	1,107,891
	5.250% November 15, 2028
1,100,000	United States of America †	1,144,602
	3.875% February 15, 2013
3,900,000	United States of America †	4,095,608
	4.000% February 15, 2015
1,500,000	United States of America †	1,592,226
	4.250% August 15, 2013
2,500,000	United States of America	2,666,603
	4.625% October 31, 2011
3,000,000	United States of America †	3,104,064
	3.625% December 31, 2012
1,000,000	United States of America †	1,024,062
	3.375% November 30, 2012
8,000,000	United States of America †	7,845,000
	3.500% February 15, 2018
1,000,000	United States of America †	1,020,078
	3.375% June 30, 2013
1,000,000	United States of America †	983,984
	2.500% March 31, 2013
2,000,000	United States of America †	2,072,812
	4.250% November 15, 2017
5,000,000	United States of America †	5,336,720
	4.625% February 29, 2012
2,000,000	United States of America †	2,128,282
	4.625% February 15, 2017
2,000,000	United States of America †	2,107,656
	4.500% May 15, 2017
7,300,000	United States of America †	7,694,083
	4.125% August 31, 2012
7,000,000	United States of America †	7,499,842
	4.625% July 31, 2012
		$64,194,200

WHOLE LOAN --- 1.09%
1,044,232	Banc of America Mortgage Securities Inc	1,046,261
	Series 2003-2 Class 1A11
	5.500% April 25, 2033
1,106,212	Chase Mortgage Finance Corp	1,082,389
	Series 2002-S6 Class 2A1
	6.000% May 25, 2017
751,836	Chase Mortgage Finance Corp	741,007
	Series 2004-S2 Class 2A9
	5.000% February 25, 2034
1,589,328	Master Asset Securitization Trust	1,412,811
	Series 2003-7 Class 4A33
	5.250% September 25, 2033
		$4,282,468

TOTAL BONDS --- 98.62%		$387,474,410
(Cost $387,348,256)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

5,420,000	International Bank for Reconstruction & Development	5,420,000
	0.050% October 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 1.38%		$5,420,000
(Cost $5,420,000)

TOTAL MAXIM US GOVERNMENT SECURITIES PORTFOLIO --- 100%		$392,894,410
(Cost $392,768,256)

Legend

*	Represents the current interest rate for variable rate security.
†

A portion or all of the security is on loan at September 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.250%, to be repurchased on October 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $70,807,425.

‡	Security is an agency note with maturity date and interest rate indicated.
§

The Maxim U.S. Government Securities Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2008 were $1,493,750, $1,176,797 and 0.30%, respectively.

**	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios. Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Bonds	$	$387,474,410	$	$387,474,410
Short-Term Investments		5,420,000		5,420,000
Total Assets	$	$392,894,410	$	$392,894,410

At September 30, 2008, the U.S. Federal income tax cost basis was $392,086,247. The Maxim U.S. Government Securities Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,839,641 and gross depreciation of securities in which there was an excess of tax cost over value of $5,031,478, resulting in net appreciation of $808,163.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 2.58%
19,557	AAR Corp * †	324,451
6,431	Applied Signal Technology Inc	111,771
13,275	Ceradyne Inc * †	486,661
7,826	Cubic Corp	192,441
22,686	Curtiss-Wright Corp ‡	1,031,079
14,968	Esterline Technologies Corp †	592,583
24,553	GenCorp Inc * †	165,487
21,575	Moog Inc †	925,136
29,603	Orbital Sciences Corp †	709,584
18,026	Teledyne Technologies Inc †	1,030,366
8,283	Triumph Group Inc *	378,616
		$5,948,175

AGRICULTURE --- 0.20%
41,345	Darling International Inc †	459,343
		$459,343

AIR FREIGHT --- 0.17%
14,599	Forward Air Corp *	397,531
		$397,531

AIRLINES --- 0.20%
28,811	SkyWest Inc	460,400
		$460,400

AUTO PARTS & EQUIPMENT --- 0.36%
10,610	ATC Technology Corp †	251,881
9,881	Drew Industries Inc * †	169,064
7,072	Midas Inc * †	97,311
16,500	Spartan Motors Inc *	52,470
6,041	Standard Motor Products Inc *	37,575
11,700	Superior Industries International Inc *	224,172
		$832,473

AUTOMOBILES --- 0.13%
38,499	Fleetwood Enterprises Inc * †	39,269
8,275	Lithia Motors Inc *	35,665
15,043	Monaco Coach Corp	29,334
14,659	Winnebago Industries Inc *	189,394
		$293,662

BANKS --- 6.43%
28,913	Boston Private Financial Holdings Inc *	252,700
14,160	Cascade Bancorp *	125,882
14,500	Central Pacific Financial Corp *	243,745
9,150	Columbia Banking System Inc *	162,229
15,122	Community Bank System Inc *	380,318
32,045	East West Bancorp Inc *	439,017
38,295	First BanCorp *	423,543
32,560	First Commonwealth Financial Corp *	438,583
16,090	First Financial Bancorp *	234,914
10,500	First Financial Bankshares Inc *	544,740
24,541	First Midwest Bancorp Inc *	594,874
23,724	Frontier Financial Corp *	318,613
27,270	Glacier Bancorp Inc *	675,478
11,909	Hancock Holding Co *	607,359
18,766	Hanmi Financial Corp	94,768
9,644	Independent Bank Corp *	59,696
9,578	Irwin Financial Corp	37,833
11,241	Nara Bancorp Inc *	125,899
40,222	National Penn Bancshares Inc *	587,241
33,436	Old National Bancorp *	669,389
13,811	PrivateBancorp Inc *	575,366
20,709	Prosperity Bancshares Inc	703,899
16,748	Provident Bankshares Corp *	162,623
17,422	Signature Bank †	607,679
36,787	South Financial Group Inc *	269,649
9,076	Sterling Bancorp NY	131,239
36,946	Sterling Bancshares Inc	386,086
26,287	Sterling Financial Corp *	381,162
43,467	Susquehanna Bancshares Inc *	848,476
55,781	UCBH Holdings Inc *	357,556
14,890	UMB Financial Corp	782,023
30,348	Umpqua Holdings Corp *	446,419
19,016	United Bankshares Inc *	665,560
20,215	United Community Banks Inc *	268,051
32,302	Whitney Holding Corp *	783,324
9,785	Wilshire Bancorp Inc *	119,083
11,950	Wintrust Financial Corp *	350,733
		$14,855,749

BIOTECHNOLOGY --- 1.85%
14,210	ArQule Inc †	45,756
14,720	Cambrex Corp †	90,528
28,585	Cubist Pharmaceuticals Inc * †	635,445
9,143	Dionex Corp †	581,038
16,348	Enzo Biochem Inc * †	179,501
6,697	Kendle International Inc * †	299,423
16,734	Martek Biosciences Corp *	525,782
27,875	PAREXEL International Corp * †	798,897
9,828	PharmaNet Development Group Inc †	70,958
31,635	Regeneron Pharmaceuticals Inc * †	690,592
23,871	Savient Pharmaceuticals Inc * †	355,917
		$4,273,837

BROADCAST/MEDIA --- 0.03%
5,971	4Kids Entertainment Inc * †	42,155
40,314	Radio One Inc †	30,236
		$72,391

BUILDING MATERIALS --- 1.61%
14,547	Apogee Enterprises Inc *	218,641
13,608	Gibraltar Industries Inc *	254,606
20,783	Griffon Corp * †	187,463
21,199	Headwaters Inc * †	283,007
23,686	Lennox International Inc	788,033
9,963	NCI Building Systems Inc * †	316,325
19,000	Quanex Building Products Corp	289,560
18,904	Simpson Manufacturing Co Inc *	512,109
13,921	Texas Industries Inc *	568,812
8,442	Universal Forest Products Inc *	294,710
		$3,713,266

CHEMICALS --- 1.38%
13,361	A Schulman Inc	264,281
12,566	Arch Chemicals Inc	443,580
9,175	Balchem Corp	244,697
15,132	Georgia Gulf Corp *	37,830
24,461	HB Fuller Co	510,501
5,956	Material Sciences Corp †	34,247
6,347	NewMarket Corp	333,598
15,392	OM Group Inc * †	346,320
21,629	Omnova Solutions Inc †	43,042
5,666	Penford Corp *	100,231
47,129	PolyOne Corp †	303,982
5,356	Quaker Chemical Corp *	152,432
3,600	Stepan Co	196,452
10,563	Zep Inc	186,331
		$3,197,524

COMMUNICATIONS - EQUIPMENT --- 1.41%
61,984	Arris Group Inc * †	479,136
5,945	Bel Fuse Inc Class B *	169,254
8,856	Black Box Corp	305,798
19,662	Blue Coat Systems Inc * †	279,004
12,261	Comtech Telecommunications Corp * †	603,732
12,949	Digi International Inc †	132,080
47,858	Harmonic Inc * †	404,400
17,870	NETGEAR Inc * †	268,050
14,576	Network Equipment Technologies Inc * †	49,850
9,688	PC-Tel Inc	90,292
22,689	SymmetriCom Inc * †	112,764
6,704	Tollgrade Communications Inc †	28,157
13,662	ViaSat Inc †	322,150
		$3,244,667

COMPUTER HARDWARE & SYSTEMS --- 0.69%
60,833	Adaptec Inc †	199,532
15,357	Avid Technology Inc * †	369,490
11,582	Hutchinson Technology Inc * †	134,120
16,002	Novatel Wireless Inc * †	96,972
34,421	Secure Computing Corp †	188,627
14,050	Smith Micro Software Inc †	99,755
17,020	Synaptics Inc * †	514,344
		$1,602,840

COMPUTER SOFTWARE & SERVICES --- 5.18%
28,932	Allscripts Healthcare Solutions Inc * †	359,914
7,017	Bankrate Inc * †	273,031
21,993	Blackbaud Inc	405,771
15,304	CACI International Inc Class A †	766,730
13,356	Captaris Inc †	61,571
4,346	Catapult Communications Corp †	20,904
26,929	CIBER Inc †	188,234
21,714	Concur Technologies Inc * †	830,778
20,560	DealerTrack Holdings Inc * †	346,230
27,450	Eclipsys Corp * †	575,078
30,081	Epicor Software Corp * †	237,339
17,934	EPIQ Systems Inc * †	243,902
44,942	Informatica Corp †	583,797
17,438	InfoSpace Inc	189,202
22,135	j2 Global Communications Inc †	516,852
13,746	JDA Software Group Inc †	209,077
12,382	Manhattan Associates Inc †	276,614
9,418	MAXIMUS Inc *	346,959
40,757	MICROS Systems Inc † ‡	1,086,582
15,678	Omnicell Inc * †	206,166
14,145	Phoenix Technologies Ltd †	113,019
20,793	Progress Software Corp †	540,410
8,971	Quality Systems Inc	379,114
13,891	Radiant Systems Inc †	120,713
6,710	SI International Inc †	201,636
13,388	Sonic Solutions * †	58,907
9,159	SPSS Inc * †	268,908
16,875	Sykes Enterprises Inc †	370,575
39,175	Take-Two Interactive Software Inc	642,470
33,693	THQ Inc * †	405,664
15,741	Tyler Technologies Inc * †	238,791
41,008	United Online Inc *	385,885
22,752	Websense Inc †	508,507
		$11,959,330

CONGLOMERATES --- 0.15%
6,316	Standex International Corp	175,269
9,694	Tredegar Corp	172,456
		$347,725

CONTAINERS --- 0.41%
14,228	Myers Industries Inc	179,415
19,277	Rock-Tenn Co Class A	770,695
		$950,110

COSMETICS & PERSONAL CARE --- 0.34%
9,483	Chattem Inc * †	741,381
7,881	Mannatech Inc *	31,524
		$772,905

DISTRIBUTORS --- 1.25%
18,387	Applied Industrial Technologies Inc	495,162
9,348	Audiovox Corp Class A * †	87,591
12,838	Kaman Corp Class A	365,626
2,109	Lawson Products Inc	58,314
68,491	LKQ Corp † ‡	1,162,292
14,319	Watsco Inc	719,959
		$2,888,944

ELECTRIC COMPANIES --- 1.41%
13,155	ALLETE Inc	585,397
5,229	Central Vermont Public Service Corp *	122,568
7,965	CH Energy Group Inc *	347,035
30,316	Cleco Corp	765,479
22,648	El Paso Electric Co †	475,608
12,744	UIL Holdings Corp *	437,501
17,935	UniSource Energy Corp	523,523
		$3,257,111

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 6.22%
20,542	Acuity Brands Inc	857,834
11,488	Agilysys Inc *	115,914
15,086	Anixter International Inc * †	897,768
11,396	AO Smith Corp	446,609
23,340	Baldor Electric Co *	672,425
21,777	Belden Inc	692,291
33,597	Benchmark Electronics Inc * †	473,046
25,965	Brightpoint Inc †	186,948
12,996	C&D Technologies Inc * †	73,817
19,506	Checkpoint Systems Inc * †	367,103
21,179	Cognex Corp	426,969
17,026	CTS Corp	217,592
17,159	Daktronics Inc *	285,869
13,649	Electro Scientific Industries Inc * †	194,089
8,425	Faro Technologies Inc * †	171,617
12,029	Gerber Scientific Inc * †	109,945
12,395	II-VI Inc †	479,191
22,992	Insight Enterprises Inc †	308,323
17,348	Itron Inc * † ‡	1,535,818
6,892	Keithley Instruments Inc	57,686
10,961	Littelfuse Inc †	325,871
8,755	Lojack Corp †	58,571
15,460	MagneTek Inc †	62,613
11,482	Mercury Computer Systems Inc * †	102,190
19,232	Methode Electronics Inc Class A	171,934
8,576	MTS Systems Corp	361,050
18,233	Newport Corp * †	196,552
10,328	Park Electrochemical Corp *	250,351
8,998	Photon Dynamics Inc †	138,119
19,815	Plexus Corp †	410,170
11,416	RadiSys Corp * †	98,178
16,278	Regal-Beloit Corp	692,141
9,068	Rogers Corp †	335,335
13,314	ScanSource Inc * †	383,310
9,383	SYNNEX Corp * †	209,616
20,703	Technitrol Inc	306,197
21,610	TTM Technologies Inc * †	214,371
7,030	Universal Electronics Inc †	175,609
16,246	Veeco Instruments Inc * †	240,603
9,893	Vicor Corp *	87,850
27,560	Woodward Governor Co	972,041
		$14,363,526

ELECTRONICS - SEMICONDUCTOR --- 3.56%
13,003	Actel Corp †	162,277
16,440	Advanced Energy Industries Inc †	224,899
15,786	ATMI Inc †	283,832
52,039	Axcelis Technologies Inc †	88,466
32,118	Brooks Automation Inc †	268,506
11,747	Cabot Microelectronics Corp * †	376,844
11,719	Cohu Inc	185,395
14,970	Cymer Inc * †	379,190
76,950	Cypress Semiconductor Corp †	401,679
16,294	Diodes Inc * †	300,624
14,005	DSP Group Inc * †	107,138
21,555	Exar Corp * †	165,111
18,554	FEI Co †	441,771
34,196	Kopin Corp †	106,692
27,071	Kulicke & Soffa Industries Inc * †	122,090
24,895	Micrel Inc	225,798
40,062	Microsemi Corp †	1,020,780
24,848	MKS Instruments Inc * †	494,724
12,774	Pericom Semiconductor Corp †	134,127
21,195	Photronics Inc †	39,847
15,450	Rudolph Technologies Inc †	129,471
83,316	Skywork Solutions Inc * †	696,522
11,244	Standard Microsystems Corp †	280,875
6,480	Supertex Inc * †	182,477
73,100	TriQuint Semiconductor Inc * †	350,149
11,848	Ultratech Inc †	143,361
36,675	Varian Semiconductor Equipment Associates Inc †	921,276
		$8,233,921

ENGINEERING & CONSTRUCTION --- 0.47%
33,005	EMCOR Group Inc †	868,692
14,095	Insituform Technologies Inc Class A * †	210,861
		$1,079,553

FINANCIAL SERVICES --- 0.29%
12,894	Financial Federal Corp *	295,530
7,771	Portfolio Recovery Associates Inc * †	377,904
		$673,434

FOOD & BEVERAGES --- 2.30%
9,143	Andersons Inc *	322,016
5,047	Boston Beer Co Inc * †	239,682
40,432	Flowers Foods Inc * ‡	1,187,084
8,815	Green Mountain Coffee Roasters Inc * †	346,782
20,296	Hain Celestial Group Inc * †	558,749
7,184	J&J Snack Foods Corp	243,609
15,896	Lance Inc *	360,680
6,464	Nash Finch Co *	278,728
6,027	Peets Coffee & Tea Inc * †	168,274
8,803	Sanderson Farms Inc *	323,422
11,141	Spartan Stores Inc *	277,188
15,887	TreeHouse Foods Inc †	471,844
21,649	United Natural Foods Inc * †	541,009
		$5,319,067

GOLD, METALS & MINING --- 0.68%
8,415	AM Castle & Co *	145,411
11,346	AMCOL International Corp	354,676
10,304	Brush Engineered Materials Inc * †	191,345
18,591	Century Aluminum Co * †	514,785
4,560	Olympic Steel Inc	134,474
11,612	RTI International Metals Inc †	227,131
		$1,567,822

HEALTH CARE RELATED --- 5.16%
5,440	Air Methods Corp * †	154,006
13,531	Amedisys Inc * †	658,554
26,778	AMERIGROUP Corp †	675,877
15,972	AmSurg Corp * †	406,807
19,202	Catalyst Health Solutions Inc †	501,556
21,840	Centene Corp * †	447,938
11,565	Chemed Corp *	474,859
15,479	Cross Country Healthcare Inc * †	252,153
14,467	Gentiva Health Services Inc †	389,741
25,100	Healthspring Inc †	531,116
16,952	Healthways Inc * †	273,436
16,773	inVentiv Health Inc †	296,211
4,715	Landauer Inc	343,016
9,341	LCA-Vision Inc *	43,342
7,476	LHC Group Inc †	212,916
20,535	Magellan Health Services Inc †	843,167
9,878	MedCath Corp * †	177,014
7,206	Molina Healthcare Inc * †	223,386
16,548	Odyssey Healthcare Inc * †	167,962
20,882	Owens & Minor Inc *	1,012,777
9,100	Palomar Medical Technologies Inc * †	122,486
23,028	Pediatrix Medical Group Inc † ‡	1,241,670
15,357	PharMerica Corp * †	345,379
21,604	Phase Forward Inc * †	451,740
31,418	PSS World Medical Inc * †	612,651
9,103	RehabCare Group Inc †	164,764
12,904	Res-Care Inc †	234,079
22,909	Sunrise Senior Living Inc * †	315,915
18,083	Symmetry Medical Inc †	335,621
		$11,910,139

HOMEBUILDING --- 0.49%
39,273	Champion Enterprises Inc * †	217,965
7,077	M/I Homes Inc *	161,214
15,488	Meritage Homes Corp †	382,553
3,427	Skyline Corp	90,576
58,132	Standard Pacific Corp	285,428
		$1,137,736

HOTELS/MOTELS --- 0.10%
10,647	Marcus Corp *	171,204
5,779	Monarch Casino & Resort Inc * †	65,823
		$237,027

HOUSEHOLD GOODS --- 0.67%
5,863	Bassett Furniture Industries Inc	50,129
35,916	Central Garden & Pet Co * †	213,700
14,499	Ethan Allen Interiors Inc *	406,262
26,195	La-Z-Boy Inc *	244,137
7,437	Libbey Inc *	63,289
2,419	National Presto Industries Inc	180,216
8,476	Russ Berrie & Co Inc †	65,011
20,251	Spectrum Brands Inc †	28,149
8,297	WD-40 Co *	298,111
		$1,549,004

INSURANCE RELATED --- 2.93%
20,848	Delphi Financial Group Inc Class A	584,578
18,419	Hilb Rogal & Hobbs Co	860,904
7,739	Infinity Property & Casualty Corp	318,847
7,814	LandAmerica Financial Group Inc *	189,490
20,050	National Financial Partners Corp	300,750
6,695	Navigators Group Inc †	388,310
10,879	Presidential Life Corp	171,779
16,927	ProAssurance Corp †	947,912
8,961	RLI Corp	556,389
8,222	Safety Insurance Group Inc	311,860
26,616	Selective Insurance Group Inc	610,039
9,165	Stewart Information Services Corp *	272,659
10,232	Tower Group Inc	241,066
11,372	United Fire & Casualty Co	325,125
18,822	Zenith National Insurance Corp	689,638
		$6,769,346

INVESTMENT BANK/BROKERAGE FIRM --- 1.42%
8,850	Greenhill & Co Inc *	652,688
22,011	Investment Technology Group Inc †	669,795
27,219	LaBranche & Co Inc †	122,485
21,535	optionsXpress Holdings Inc	418,210
7,966	Piper Jaffray Cos Inc †	344,529
12,675	Stifel Financial Corp * †	632,482
13,851	SWS Group Inc	279,236
16,231	TradeStation Group Inc * †	151,760
		$3,271,185

LEISURE & ENTERTAINMENT --- 1.90%
6,016	Arctic Cat Inc *	55,046
44,230	Brunswick Corp *	565,702
13,860	JAKKS Pacific Inc * †	345,253
38,272	Live Nation * †	622,685
11,675	Multimedia Games Inc * †	50,553
11,634	Nautilus Group Inc *	53,167
30,290	Pinnacle Entertainment Inc * †	228,992
16,406	Polaris Industries Inc *	746,309
24,197	Pool Corp *	564,516
8,669	RC2 Corp †	173,380
28,052	Shuffle Master Inc †	142,785
10,374	Sturm Ruger & Co Inc * †	71,996
25,328	WMS Industries Inc †	774,277
		$4,394,661

MACHINERY --- 3.74%
13,409	Albany International Corp Class A *	366,468
9,936	Astec Industries Inc * †	306,327
21,976	Barnes Group Inc	444,355
25,147	Briggs & Stratton Corp *	406,878
4,278	Cascade Corp *	187,419
25,627	CLARCOR Inc *	972,545
10,112	EnPro Industries Inc * †	375,762
26,878	Gardner Denver Inc †	933,204
10,989	Intevac Inc * †	116,923
13,900	John Bean Technologies Corp * †	175,974
14,082	Kaydon Corp	634,535
6,144	Lindsay Corp *	446,976
8,405	Lydall Inc * †	80,940
18,750	Mueller Industries Inc	431,438
17,496	Robbins & Myers Inc	541,151
10,603	Stratasys Inc * †	185,234
17,936	Toro Co *	740,757
8,856	Valmont Industries Inc	732,303
15,504	Wabash National Corp	146,513
14,752	Watts Water Technologies Inc *	403,467
		$8,629,169

MEDICAL PRODUCTS --- 4.49%
10,988	Abaxis Inc * †	216,464
36,906	American Medical Systems Holdings Inc * †	655,451
6,781	Analogic Corp *	337,423
13,447	ArthroCare Corp * †	372,751
12,241	BioLase Technology Inc * †	23,135
14,525	CONMED Corp †	464,800
22,719	Cooper Cos Inc *	789,712
14,134	Cryolife Inc * †	185,438
11,731	Cyberonics Inc * †	199,427
6,728	Datascope Corp	347,367
11,545	Greatbatch Inc * †	283,314
12,836	Haemonetics Corp †	792,238
6,352	ICU Medical Inc †	193,164
35,451	Immucor Inc † ‡	1,133,014
9,857	Integra LifeSciences Holdings * †	434,004
16,199	Invacare Corp *	391,044
5,872	Kensey Nash Corp †	184,733
17,047	Mentor Corp *	406,741
20,312	Meridian Bioscience Inc	589,860
14,064	Merit Medical Systems Inc †	263,981
14,025	Natus Medical Inc * †	317,807
8,985	Osteotech Inc †	38,276
7,678	SurModics Inc * †	241,780
16,783	Theragenics Corp †	52,363
4,032	Vital Signs Inc	297,965
16,417	West Pharmaceutical Services Inc	801,478
10,615	Zoll Medical Corp †	347,323
		$10,361,053

OFFICE EQUIPMENT & SUPPLIES --- 0.80%
27,213	Brady Corp Class A	960,075
28,475	Interface Inc	323,761
11,822	United Stationers Inc †	565,446
		$1,849,282

OIL & GAS --- 5.73%
28,148	Atwood Oceanics Inc †	1,024,587
11,682	BASiC Energy Services Inc * †	248,827
14,699	Bristow Group Inc * †	497,414
10,314	Carbo Ceramics Inc *	532,305
15,439	Dril-Quip Inc †	669,898
7,207	Gulf Island Fabrication Inc *	248,425
11,622	Hornbeck Offshore Services Inc * †	448,842
43,384	ION Geophysical Corp * †	615,619
7,516	Lufkin Industries Inc	596,395
13,167	Matrix Service Co †	251,490
10,201	NATCO Group Inc †	409,876
21,142	Penn Virginia Corp * ‡	1,129,828
7,494	Petroleum Development Corp †	332,509
21,909	PetroQuest Energy Inc * †	336,303
25,144	Pioneer Drilling Co †	334,415
10,534	SEACOR SMIT Inc * †	831,659
31,415	St Mary Land & Exploration Co * ‡	1,119,945
17,460	Stone Energy Corp †	739,082
8,329	Superior Well Services Inc * †	210,807
15,572	Swift Energy Co * †	602,481
37,776	TETRA Technologies Inc †	523,198
23,873	Unit Corp † ‡	1,189,353
14,775	World Fuel Services Corp	340,268
		$13,233,526

PAPER & FOREST PRODUCTS --- 0.45%
19,771	Buckeye Technologies Inc †	161,924
5,367	Deltic Timber Corp *	341,556
7,357	Neenah Paper Inc	145,669
7,912	Schweitzer-Mauduit International Inc *	150,249
24,644	Wausau Paper Corp	249,644
		$1,049,042

PERSONAL LOANS --- 0.47%
14,696	Cash America International Inc	529,644
12,977	First Cash Financial Services Inc * †	194,655
13,606	Rewards Network Inc †	68,302
8,266	World Acceptance Corp * †	297,576
		$1,090,177

PHARMACEUTICALS --- 0.97%
21,094	Alpharma Inc Class A * †	778,158
12,571	Noven Pharmaceuticals Inc * †	146,829
17,425	Par Pharmaceutical Cos Inc * †	214,153
24,262	Salix Pharmaceuticals Ltd * †	155,519
15,972	Sciele Pharma Inc *	491,778
35,322	ViroPharma Inc * †	463,425
		$2,249,862

POLLUTION CONTROL --- 1.10%
22,329	ABM Industries Inc	487,665
30,025	Tetra Tech Inc †	722,402
39,113	Waste Connections Inc † ‡	1,341,576
		$2,551,643

PRINTING & PUBLISHING --- 0.24%
8,886	AH Belo Corp *	45,852
13,606	Bowne & Co Inc	157,149
5,643	Consolidated Graphics Inc †	171,152
14,841	EW Scripps Co *	104,926
6,391	Standard Register Co	62,951
		$542,030

REAL ESTATE --- 6.29%
16,327	Acadia Realty Trust REIT	412,747
36,233	BioMed Realty Trust Inc REIT *	958,363
22,450	Cedar Shopping Centers Inc REIT *	296,789
24,181	Colonial Properties Trust REIT *	451,943
46,539	DiamondRock Hospitality Co REIT	423,505
12,656	EastGroup Properties Inc REIT	614,322
16,593	Entertainment Properties Trust REIT	907,969
41,385	Extra Space Storage Inc REIT	635,674
18,016	Forestar Real Estate Group Inc †	265,736
16,136	Home Properties Inc REIT *	935,081
29,057	Inland Real Estate Corp REIT *	455,904
16,488	Kilroy Realty Corp REIT *	787,962
14,727	Kite Realty Group Trust REIT *	161,997
20,425	LaSalle Hotel Properties REIT *	476,311
32,604	Lexington Realty Trust REIT *	561,441
11,654	LTC Properties Inc REIT	341,695
33,491	Medical Properties Trust Inc REIT *	380,123
13,901	Mid-America Apartment Communities Inc REIT *	683,095
37,361	National Retail Properties Inc REIT *	894,796
7,736	Parkway Properties Inc REIT	292,885
20,092	Pennsylvania Real Estate Investment Trust REIT *	378,734
7,533	PS Business Parks Inc REIT	433,901
57,828	Senior Housing Properties Trust REIT ‡	1,378,041
11,098	Sovran Self Storage Inc REIT *	498,633
15,979	Tanger Factory Outlet Centers Inc REIT *	699,720
10,825	Urstadt Biddle Properties Inc REIT	202,969
		$14,530,336

RESTAURANTS --- 2.16%
9,017	Buffalo Wild Wings Inc * †	362,844
12,380	California Pizza Kitchen Inc * †	159,331
11,175	CBRL Group Inc *	293,902
11,444	CEC Entertainment Inc * †	379,941
26,483	CKE Restaurants Inc *	280,720
7,786	DineEquity Inc *	131,272
28,631	Jack In The Box Inc †	604,114
6,255	Landry's Restaurants Inc *	97,265
10,737	O'Charley's Inc *	93,949
15,387	Panera Bread Co Class A * †	783,198
10,936	Papa John's International Inc * †	297,022
12,012	PF Changs China Bistro Inc * †	282,762
8,534	Red Robin Gourmet Burgers Inc * †	228,711
26,650	Ruby Tuesday Inc * †	154,303
10,229	Ruth's Hospitality Group Inc * †	40,200
30,466	Sonic Corp * †	443,890
14,425	Steak N Shake Co * †	125,209
26,535	Texas Roadhouse Inc * †	238,550
		$4,997,183

RETAIL --- 5.19%
26,939	Aaron Rents Inc	729,239
10,859	Big 5 Sporting Goods Corp *	112,065
7,354	Blue Nile Inc * †	315,266
7,900	Buckle Inc *	438,766
19,808	Cabela's Inc * †	239,281
25,639	Casey's General Stores Inc	773,529
14,934	Cato Corp Class A	262,092
10,535	Charlotte Russe Holding Inc †	107,984
12,190	Children's Place * †	406,536
17,881	Christopher & Banks Corp	137,147
22,837	Dress Barn Inc * †	349,178
27,689	Finish Line Inc	276,613
20,162	Fred's Inc	286,704
9,682	Genesco Inc * †	324,153
15,251	Great Atlantic & Pacific Tea Co Inc * †	165,016
11,762	Group 1 Automotive Inc *	255,588
14,663	Gymboree Corp †	520,536
9,345	Haverty Furniture Inc	106,907
14,379	Hibbett Sports Inc * †	287,868
22,102	Hot Topic Inc * †	146,094
19,700	HSN Inc †	216,897
12,831	Jo-Ann Stores Inc * †	269,194
9,197	Jos A Bank Clothiers Inc * †	309,019
15,279	Longs Drug Stores Corp * ‡	1,155,704
9,287	MarineMax Inc * †	67,145
26,067	Men's Wearhouse Inc *	553,663
14,920	NutriSystem Inc *	264,382
38,345	OfficeMax Inc *	340,887
22,362	Pep Boys - Manny Moe & Jack *	138,197
11,955	PetMed Express Inc * †	187,693
22,684	Select Comfort Corp †	37,429
14,156	Sonic Automotive Inc *	119,760
19,531	Stage Stores Inc	266,793
7,717	Stamps.com Inc * †	90,057
12,825	Stein Mart Inc *	50,146
19,700	Ticketmaster †	211,381
16,195	Tractor Supply Co * †	681,000
15,193	Tuesday Morning Corp *	62,747
12,509	Tween Brands Inc * †	122,463
17,846	Zale Corp * †	446,150
10,091	Zumiez Inc * †	166,300
		$11,997,569

SAVINGS & LOANS --- 0.73%
9,108	Anchor Bancorp Wisconsin Inc	66,944
24,343	Bank Mutual Corp *	276,293
4,147.6	BankAtlantic Bancorp Inc *	34,010
29,482	Brookline Bancorp Inc	377,075
15,716	Corus Bankshares Inc *	63,650
13,276	Dime Community Bancshares	202,061
7,226	FirstFed Financial Corp * †	56,652
25,574	Flagstar Bancorp Inc *	76,210
22,523	Guaranty Financial Group Inc * †	88,966
38,305	TrustCo Bank Corp NY *	448,551
		$1,690,412

SHOES --- 1.19%
21,369	Brown Shoe Co Inc *	350,024
41,834	Crocs Inc * †	149,766
6,601	Deckers Outdoor Corp * †	687,032
29,179	Iconix Brand Group Inc * †	381,661
13,534	K-Swiss Inc *	235,492
16,772	Skechers USA Inc †	282,273
24,745	Wolverine World Wide Inc	655,000
		$2,741,248

SPECIALIZED SERVICES --- 4.07%
11,448	Administaff Inc	311,615
17,046	AMN Healthcare Services Inc †	299,498
13,398	Arbitron Inc	598,757
6,983	CDI Corp	155,931
14,261	Coinstar Inc †	456,352
2,268	CPI Corp *	24,381
17,635	CSG Systems International Inc †	309,142
35,101	CyberSource Corp * †	565,477
9,562	G&K Services Inc Class A	316,024
11,945	Gevity HR Inc	86,960
21,697	Healthcare Services Group Inc *	396,838
8,321	Heidrick & Struggles International Inc *	250,878
31,530	Hillenbrand Inc	635,645
12,644	HMS Holdings Corp †	302,950
19,700	Interval Leisure Group Inc †	204,880
14,424	Knot Inc * †	120,441
10,494	ManTech International Corp †	622,189
17,604	Mobile Mini Inc * †	340,285
17,908	On Assignment Inc †	141,115
16,247	Perficient Inc * †	107,880
3,878	Pre-Paid Legal Services Inc * †	160,006
8,067	School Specialty Inc * †	251,610
26,654	Spherion Corp †	129,805
5,803	StarTek Inc †	37,255
21,911	TrueBlue Inc * †	354,082
10,888	Universal Technical Institute Inc * †	185,749
10,591	Viad Corp *	304,915
6,438	Volt Information Sciences Inc †	57,813
21,847	Watson Wyatt & Co Holdings ‡	1,086,451
19,597	Wright Express Corp †	579,287
		$9,394,211

TELEPHONE & TELECOMMUNICATIONS --- 0.26%
44,955	Fairpoint Communications Inc *	389,760
22,285	General Communication Inc Class A * †	206,359
1,060	Metrocall Inc (rights) † §	0
		$596,119

TEXTILES --- 1.00%
22,904	Fossil Inc * †	646,580
9,416	Maidenform Brands Inc †	136,626
9,073	Movado Group Inc	202,781
6,894	Oxford Industries Inc *	178,072
5,949	Perry Ellis International Inc †	88,700
64,121	Quiksilver Inc †	368,054
9,225	True Religion Apparel Inc * †	238,466
7,232	Unifirst Corp	311,627
7,995	Volcom Inc * †	138,154
		$2,309,060

TOBACCO --- 0.07%
44,885	Alliance One International Inc †	170,563
		$170,563

TRANSPORTATION --- 2.03%
12,772	Arkansas Best Corp *	430,289
28,167	Heartland Express Inc *	437,152
19,025	Hub Group Inc †	716,291
27,286	Kirby Corp †	1,035,231
29,415	Knight Transportation Inc	499,173
26,756	Landstar System Inc ‡	1,178,869
13,939	Old Dominion Freight Line Inc †	395,031
		$4,692,036

UTILITIES --- 3.84%
45,779	Atmos Energy Corp ‡	1,218,637
27,027	Avista Corp	586,756
11,114	Laclede Group Inc	538,918
21,246	New Jersey Resources Corp	762,519
13,365	Northwest Natural Gas Co	694,980
37,003	Piedmont Natural Gas Co Inc * ‡	1,182,616
15,009	South Jersey Industries Inc	535,821
62,644	Southern Union Co ‡	1,293,598
21,987	Southwest Gas Corp	665,327
54,381	UGI Corp ‡	1,401,942
		$8,881,114

WATER --- 0.15%
8,717	American States Water Co *	335,604
		$335,604

TOTAL COMMON STOCK --- 96.94%		$223,925,643
(Cost $242,866,604)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

5,980,000	International Bank for Reconstruction & Development	5,980,000
	0.050% October 1, 2008
575,000	United States of America ‡	574,976
	1.540% October 2, 2008
525,000	Unites States of America ‡	524,333
	0.600% December 18, 2008

TOTAL SHORT-TERM INVESTMENTS --- 0.47%		$7,079,309
(Cost $1,099,309)

TOTAL MAXIM INDEX 600 PORTFOLIO --- 100%		$231,004,952
(Cost $249,945,913)

Legend

*

A portion or all of the security is on loan at September 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.250%, to be repurchased on October 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $81,417,088.

†	Non-income Producing Security
‡	Collateral or Segregated Assets for Futures
REIT	Real Estate Investment Trust
§	Security has no market value at September 30, 2008.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for I dentical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock	$223,925,643	$		$	$223,925,643
Short-Term Investments			7,079,309		7,079,309
Total Assets	$223,925,643		$7,079,309	$	$231,004,952

As of September 30, 2008, the Maxim Index 600 Portfolio had 106 open Russell 2000 long futures contracts. The contracts expire in December 2008 and the Portfolio has recorded unrealized depreciation of $340,775.

At September 30, 2008, the U.S. Federal income tax cost basis was $251,199,868. The Maxim Index 600 Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $28,269,042 and gross depreciation of securities in which there was an excess of tax cost over value of $48,463,958, resulting in net depreciation of $20,194,916.

MAXIM SERIES FUND, INC.

MAXIM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008
UNAUDITED

BONDS

Par Value ($)		Value ($)

AEROSPACE & DEFENSE --- 0.83%
210,000	BE Aerospace Inc	203,700
	Senior Notes
	8.500% July 1, 2018
105,000	L-3 Communications Corp	95,025
	Senior Subordinated Notes
	5.875% January 15, 2015
80,000	L-3 Communications Corp	73,600
	Senior Subordinated Notes
	6.375% October 15, 2015
160,000	Sequa Corp *	134,400
	Senior Notes
	13.500% December 1, 2015
160,000	Sequa Corp *	134,400
	Senior Notes
	11.750% December 1, 2015
		$641,125

AIRLINES --- 2.56%
420,000	Continental Airlines Inc	315,000
	Pass Thru Certificates
	7.339% April 19, 2014
580,000	DAE Aviation Holdings Inc *	539,400
	Senior Notes
	11.250% August 1, 2015
244,940	Delta Air Lines Inc	232,693
	Pass Thru Certificates
	6.619% March 18, 2011
363,026	Delta Air Lines Inc	265,009
	Pass Thru Certificates
	8.954% August 10, 2014
320,000	Delta Air Lines Inc	262,400
	Pass Thru Certificates
	7.711% September 18, 2011
334,946	United Air Lines Inc	361,741
	Pass Thru Certificates
	8.030% July 1, 2011
		$1,976,243

AUTO PARTS & EQUIPMENT --- 2.02%
60,000	Allison Transmission Inc * †	52,200
	Senior Notes
	11.000% November 1, 2015
732,278	Allison Transmission Inc ‡	614,067
	Corporate Term Loan
	5.651% August 7, 2014
390,000	Keystone Automotive Operations Inc	206,700
	Senior Subordinated Notes
	9.750% November 1, 2013
567,000	Visteon Corp * †	340,200
	Unsecured Notes
	12.250% December 31, 2016
423,000	Visteon Corp †	351,090
	Senior Notes
	8.250% August 1, 2010
		$1,564,257

AUTOMOBILES --- 1.39%
145,000	Asbury Automotive Group Inc	92,800
	Senior Subordinated Notes
	7.625% March 15, 2017
370,000	General Motors Corp †	217,375
	Notes
	7.200% January 15, 2011
1,915,000	General Motors Corp †	766,000
	Senior Debentures
	8.375% July 15, 2033
		$1,076,175

BROADCAST/MEDIA --- 3.71%
907,000	CCH I LLC †	598,620
	Notes
	11.000% October 1, 2015
342,000	CCH II LLC †	287,280
	Notes
	10.250% October 1, 2013
210,000	Charter Communications Holdings LLC	121,800
	Notes
	11.750% May 15, 2011
235,000	Charter Communications Holdings LLC	138,650
	Notes
	12.125% January 15, 2012
635,000	Charter Communications Operating LLC *	615,950
	Senior Notes
	10.875% September 15, 2014
505,000	CMP Susquehanna Corp	282,800
	Senior Subordinated Notes
	9.875% May 15, 2014
230,000	CSC Holdings Inc	227,700
	Senior Notes
	8.125% July 15, 2009
230,000	CSC Holdings Inc *	213,613
	Senior Notes
	8.500% June 15, 2015
220,000	CSC Holdings Inc	201,575
	Senior Notes
	6.750% April 15, 2012
120,000	EchoStar DBS Corp	101,700
	Unsecured Notes
	7.750% May 31, 2015
100,000	EchoStar DBS Corp	80,250
	Company Guaranteed Notes
	6.625% October 1, 2014
		$2,869,938

BUILDING MATERIALS --- 1.56%
215,000	AMH Holdings Inc † §	138,675
	Step Bond 0% - 11.250%
	19.380% March 1, 2014
685,000	Associated Materials Inc †	674,725
	Company Guaranteed Notes
	9.750% April 15, 2012
920,000	NTK Holdings Inc † §	395,600
	Step Bond 0% - 10.750%
	18.980% March 1, 2014
		$1,209,000

CHEMICALS --- 1.51%
705,000	Georgia Gulf Corp †	317,250
	Notes
	10.750% October 15, 2016
450,000	Methanex Corp	463,500
	Senior Unsecured Notes
	8.750% August 15, 2012
765,000	Montell Finance Co BV *	344,250
	Company Guaranteed Notes
	8.100% March 15, 2027
50,000	Westlake Chemical Corp	42,500
	Senior Notes
	6.625% January 15, 2016
		$1,167,500

COMPUTER HARDWARE & SYSTEMS --- 0.24%
250,000	Activant Solutions Inc	185,000
	Senior Subordinated Notes
	9.500% May 1, 2016
		$185,000

COMPUTER SOFTWARE & SERVICES --- 0.55%
30,000	Expedia Inc *	27,000
	Senior Notes
	8.500% July 1, 2016
105,000	SunGard Data Systems Inc	94,500
	Senior Unsecured Notes
	9.125% August 15, 2013
350,000	SunGard Data Systems Inc	303,625
	Company Guaranteed Notes
	10.250% August 15, 2015
		$425,125

CONTAINERS --- 1.73%
1,094,235	Berry Plastics Holding Corp ‡	656,541
	Corporate Term Loan
	17.590% June 5, 2014
300,000	Graphic Packaging International Inc †	271,500
	Company Guaranteed Notes
	9.500% August 15, 2013
90,000	Plastipak Holdings Inc *	76,050
	Senior Notes
	8.500% December 15, 2015
200,000	Smurfit Kappa Treasury Funding Ltd	166,000
	Debentures
	7.500% November 20, 2025
210,000	Solo Cup Co †	168,000
	Notes
	8.500% February 15, 2014
		$1,338,091

DISTRIBUTORS --- 0.55%
301,000	Ashtead Capital Inc *	258,860
	Notes
	9.000% August 15, 2016
190,000	Ashtead Holdings PLC * †	163,400
	Notes
	8.625% August 1, 2015
		$422,260

ELECTRIC COMPANIES --- 5.04%
450,000	Edison Mission Energy	364,500
	Senior Unsecured Notes
	7.625% May 15, 2027
210,000	Edison Mission Energy	184,800
	Senior Unsecured Notes
	7.200% May 15, 2019
2,290,000	Energy Future Holdings Corp *	1,935,050
	Senior Unsecured Notes
	11.250% November 1, 2017
90,000	IPALCO Enterprises Inc	90,450
	Senior Secured Notes
	8.625% November 14, 2011
1,560,000	TXU Corp *	1,322,100
	Senior Unsecured Notes
	10.500% November 1, 2016
		$3,896,900

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 0.16%
190,000	NXP BV ‡	125,400
	Senior Secured Notes
	7.008% October 15, 2013
		$125,400

ELECTRONICS - SEMICONDUCTOR --- 0.21%
120,000	Freescale Semiconductor Inc	75,600
	Notes
	9.125% December 15, 2014
60,000	Freescale Semiconductor Inc	41,400
	Senior Notes
	8.875% December 15, 2014
50,000	Sensata Technologies BV	42,250
	Notes
	8.000% May 1, 2014
		$159,250

FINANCIAL SERVICES --- 6.91%
280,000	AAC Group Holding Corp * §	277,200
	Step Bond 0% - 10.250%
	8.070% October 1, 2012
240,000	Countrywide Financial Corp † ‡	235,200
	Convertible
	0.758% April 15, 2037
521,000	Ford Motor Credit Co ‡	379,358
	Notes
	16.345% June 15, 2011
692,500	Ford Motor Credit Co ‡	443,023
	Senior Unsecured Notes
	7.127% January 13, 2012
1,360,000	Ford Motor Credit Co LLC	1,037,831
	Notes
	12.000% May 15, 2015
1,410,000	GMAC LLC	531,961
	Senior Unsecured Bonds
	8.000% November 1, 2031
650,000	Hawker Beechcraft Acquisition Co LLC	588,250
	Unsecured Notes
	8.875% April 1, 2015
70,000	Hawker Beechcraft Acquisition Co LLC †	62,650
	Senior Subordinated Notes
	9.750% April 1, 2017
155,000	Inmarsat Finance PLC §	152,675
	Step Bond 0% - 10.375%
	10.440% November 15, 2012
430,000	Leucadia National Corp	418,175
	Senior Notes
	8.125% September 15, 2015
380,000	Petroplus Finance Ltd *	315,400
	Notes
	7.000% May 1, 2017
100,000	Petroplus Finance Ltd *	84,500
	Notes
	6.750% May 1, 2014
878,000	Residential Capital LLC * †	482,900
	Notes
	8.500% May 15, 2010
467,000	TNK-BP Finance SA *	330,695
	Company Guaranteed Notes
	7.875% March 13, 2018
		$5,339,818

FOOD & BEVERAGES --- 1.17%
300,000	Dole Food Co Inc	286,500
	Unsecured Notes
	8.625% May 1, 2009
545,000	Dole Food Co Inc	479,600
	Company Guaranteed Notes
	7.250% June 15, 2010
165,000	Dole Food Co Inc	138,600
	Unsecured Notes
	8.875% March 15, 2011
		$904,700

FOREIGN BANKS --- 0.48%
660,000	TuranAlem Finance BV *	369,600
	Notes
	8.250% January 22, 2037
		$369,600

GOLD, METALS & MINING --- 3.78%
390,000	Freeport-McMoRan Copper & Gold Inc	384,150
	Senior Notes
	8.375% April 1, 2017
480,000	Metals USA Holdings Corp ‡	384,000
	Senior Notes
	10.729% July 1, 2012
425,000	Metals USA Inc	408,000
	Notes
	11.125% December 1, 2015
520,000	Noranda Aluminium Holding Corp ‡	343,200
	Senior Notes
	8.578% November 15, 2014
860,000	Novelis Inc	748,200
	Notes
	7.250% February 15, 2015
775,000	Ryerson Inc *	658,750
	Secured Notes
	12.000% November 1, 2015
		$2,926,300

HEALTH CARE RELATED --- 5.02%
525,000	CRC Health Corp	404,250
	Senior Subordinated Notes
	10.750% February 1, 2016
200,000	DaVita Inc	190,000
	Senior Subordinated Notes
	7.250% March 15, 2015
400,000	DaVita Inc	380,000
	Notes
	6.625% March 15, 2013
500,000	HCA Inc	475,000
	Notes
	9.625% November 15, 2016
500,000	HCA Inc	486,250
	Notes
	9.250% November 15, 2016
190,000	HCA Inc	141,216
	Notes
	7.690% June 15, 2025
500,000	IASIS Healthcare	472,500
	Senior Subordinated Notes
	8.750% June 15, 2014
1,695,000	Leiner Health Products Inc † **	84,750
	Senior Subordinated Notes
	11.000% June 1, 2012
585,000	Tenet Healthcare Corp	570,375
	Senior Notes
	9.875% July 1, 2014
75,000	Tenet Healthcare Corp †	70,875
	Senior Notes
	9.250% February 1, 2015
130,000	Tenet Healthcare Corp	120,250
	Senior Unsecured Notes
	6.500% June 1, 2012
200,000	Tenet Healthcare Corp	182,000
	Notes
	7.375% February 1, 2013
401,000	US Oncology Holdings Inc ‡	306,765
	Senior Unsecured Notes
	7.949% March 15, 2012
		$3,884,231

HOMEBUILDING --- 0.53%
415,000	K Hovnanian Enterprises Inc *	406,700
	Notes
	11.500% May 1, 2013
		$406,700

HOTELS/MOTELS --- 1.20%
130,000	Boyd Gaming Corp †	90,025
	Notes
	7.125% February 1, 2016
310,000	Caesars Entertainment Inc †	182,900
	Senior Subordinated Notes
	8.125% May 15, 2011
185,000	Fontainebleau Las Vegas *	51,800
	Notes
	10.250% June 15, 2015
200,000	Harrah's Operating Co Inc *	102,000
	Notes
	10.750% February 1, 2016
740,000	Inn of the Mountain Gods	503,200
	Senior Notes
	12.000% November 15, 2010
		$929,925

HOUSEHOLD GOODS --- 1.42%
55,000	American Greetings Corp	50,050
	Senior Unsecured Notes
	7.375% June 1, 2016
320,000	Interface Inc	326,400
	Senior Notes
	10.375% February 1, 2010
385,000	Norcraft Cos LP	369,600
	Subordinated Global Notes
	9.000% November 1, 2011
390,000	Norcraft Holdings LP §	351,000
	Step Bond 0% - 9.75%
	12.342% September 1, 2012
		$1,097,050

INDEPENDENT POWER PRODUCER --- 4.18%
1,000,000	AES Corp	902,500
	Senior Unsecured Notes
	8.000% October 15, 2017
50,000	AES Corp	49,250
	Senior Unsecured Notes
	8.875% February 15, 2011
700,000	Dynegy Holdings Inc	560,000
	Unsecured Notes
	7.750% June 1, 2019
126,658	Mirant Mid-Atlantic LLC	142,807
	Pass Thru Certificates
	10.060% December 30, 2028
345,000	Mirant North America LLC	324,300
	Company Guaranteed Notes
	7.375% December 31, 2013
95,000	NRG Energy Inc	86,450
	Senior Notes
	7.375% January 15, 2017
1,000,000	NRG Energy Inc	900,000
	Senior Notes
	7.375% February 1, 2016
275,000	Orion Power Holdings Inc	266,750
	Senior Unsecured Notes
	12.000% May 1, 2010
		$3,232,057

INSURANCE RELATED --- 0.84%
220,000	American International Group Inc * ‡	35,243
	Bonds
	8.175% May 15, 2058
375,000	Vanguard Health Holding Co I LLC §	324,375
	Step Bond 0% - 11.250%
	11.000% October 1, 2015
300,000	Vanguard Health Holding Co II LLC	289,500
	Senior Subordinated Notes
	9.000% October 1, 2014
		$649,118

INVESTMENT BANK/BROKERAGE FIRM --- 0.24%
200,000	Morgan Stanley	184,004
	Notes
	3.875% January 15, 2009
		$184,004

LEISURE & ENTERTAINMENT --- 1.44%
615,000	Indianapolis Downs LLC/Indiana Downs Capital Corp * †	418,200
	Secured Notes
	11.000% November 1, 2012
270,000	Quapaw Downstream Development *	195,750
	Senior Notes
	12.000% October 15, 2015
295,000	Snoqualmie Entertainment Authority * ‡	212,400
	Senior Notes
	6.936% February 1, 2014
975,000	Station Casinos Inc †	287,625
	Senior Subordinated Notes
	6.500% February 1, 2014
		$1,113,975

MACHINERY --- 0.32%
220,000	American Railcar Industries Inc	194,700
	Senior Unsecured Notes
	7.500% March 1, 2014
60,000	Terex Corp	54,600
	Notes
	7.375% January 15, 2014
		$249,300

MEDICAL PRODUCTS --- 1.49%
450,000	Advanced Medical Optics Inc	391,500
	Senior Subordinated Notes
	7.500% May 1, 2017
420,000	Biomet Inc	422,100
	Notes
	11.625% October 15, 2017
215,000	Universal Hospital Services Inc	200,487
	Notes
	8.500% June 1, 2015
160,000	Universal Hospital Services Inc ‡	140,800
	Notes
	8.288% June 1, 2015
		$1,154,887

MISCELLANEOUS --- 0.21%
15,000	American Achievement Corp *	14,962
	Senior Subordinated Notes
	8.250% April 1, 2012
200,000	Capmark Financial Group Inc	99,699
	Notes
	5.875% May 10, 2012
60,000	Jarden Corp †	49,950
	Senior Subordinated Notes
	7.500% May 1, 2017
		$164,611

OIL & GAS --- 11.38%
330,000	Atlas Pipeline Partners LP *	310,200
	Notes
	8.750% June 15, 2018
890,000	Belden & Blake Corp	809,900
	Notes
	8.750% July 15, 2012
165,000	Chesapeake Energy Corp	144,375
	Company Guaranteed Notes
	6.500% August 15, 2017
385,000	Chesapeake Energy Corp	354,200
	Senior Notes
	7.250% December 15, 2018
215,000	Chesapeake Energy Corp	183,825
	Company Guaranteed Notes
	6.250% January 15, 2018
295,000	Chesapeake Energy Corp	263,287
	Senior Notes
	6.375% June 15, 2015
220,000	Complete Production Services Inc	209,000
	Senior Notes
	8.000% December 15, 2016
522,763	Corral Finans AB * ‡	426,052
	Secured Bonds
	9.258% April 15, 2010
945,000	El Paso Corp	796,179
	Senior Notes
	7.800% August 1, 2031
155,000	Enterprise Products Operating LP ‡	124,966
	Company Guaranteed Bonds
	8.296% January 15, 2068
230,000	Enterprise Products Operating LP † ‡	213,203
	Company Guaranteed Notes
	8.375% August 1, 2066
400,000	EXCO Resources Inc	378,000
	Notes
	7.250% January 15, 2011
495,000	International Coal Group Inc	441,788
	Notes
	10.250% July 15, 2014
160,000	Key Energy Services Inc *	153,600
	Senior Notes
	8.375% December 1, 2014
195,000	Mariner Energy Inc	164,775
	Senior Notes
	8.000% May 15, 2017
180,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp	171,000
	Senior Notes
	8.750% April 15, 2018
400,000	Parallel Petroleum Corp	360,000
	Notes
	10.250% August 1, 2014
180,000	Petrohawk Energy Corp	169,200
	Senior Notes
	9.125% July 15, 2013
220,000	Quicksilver Resources Inc	201,300
	Senior Notes
	7.750% August 1, 2015
700,000	SandRidge Energy Inc *	626,500
	Corporate Term Loan
	8.625% April 1, 2015
660,000	SemGroup LP * **	66,000
	Senior Notes
	8.750% November 15, 2015
190,000	Southwestern Energy Co *	184,300
	Senior Notes
	7.500% February 1, 2018
500,000	Stallion Oilfield Services Ltd ‡	455,000
	Corporate Term Loan
	11.723% February 1, 2015
60,000	Targa Resources Partners LP *	51,600
	Senior Notes
	8.250% July 1, 2016
476,791	Turbo Beta Ltd	460,103
	Corporate Term Loan
	0.380% March 15, 2018
1,005,000	VeraSun Energy Corp †	396,975
	Notes
	9.375% June 1, 2017
425,000	W&T Offshore Inc *	340,000
	Senior Notes
	8.250% June 15, 2014
400,000	Whiting Petroleum Corp	340,000
	Company Guaranteed Notes
	7.000% February 1, 2014
		$8,795,328

PAPER & FOREST PRODUCTS --- 4.26%
890,000	Abitibi-Consolidated Co of Canada * †	885,550
	Senior Secured Notes
	13.750% April 1, 2011
512,000	Abitibi-Consolidated Co of Canada *	360,960
	Notes
	15.500% July 15, 2010
360,000	Appleton Papers Inc	276,300
	Senior Subordinated Notes
	9.750% June 15, 2014
90,000	Appleton Papers Inc	78,975
	Notes
	8.125% June 15, 2011
395,000	NewPage Corp ‡	353,525
	Notes
	9.489% May 1, 2012
577,562	NewPage Holding Corp ‡	511,143
	Senior Notes
	14.921% November 1, 2013
290,000	Rock-Tenn Co *	294,350
	Senior Notes
	9.250% March 15, 2016
224,000	Verso Paper Holdings LLC	192,640
	Corporate Term Loan
	9.123% February 1, 2013
420,000	Verso Paper Holdings LLC	340,200
	Notes
	11.375% August 1, 2016
		$3,293,643

PERSONAL LOANS --- 1.35%
765,000	AmeriCredit Corp †	638,775
	Senior Notes
	8.500% July 1, 2015
600,000	SLM Corp	408,000
	Notes
	8.450% June 15, 2018
		$1,046,775

PRINTING & PUBLISHING --- 1.04%
580,000	Cengage Learning Acquisitions Inc * † §	388,600
	Step Bond 0% - 13.250%
	16.920% July 15, 2015
320,000	Dex Media West	198,400
	Senior Subordinated Notes
	9.875% August 15, 2013
800,000	Idearc Inc	218,000
	Senior Notes
	8.000% November 15, 2016
		$805,000

RAILROADS --- 1.94%
400,000	Kansas City Southern de Mexico SA de CV	382,000
	Senior Notes
	7.625% December 1, 2013
225,000	Kansas City Southern de Mexico SA de CV	214,875
	Senior Notes
	7.375% June 1, 2014
840,000	Kansas City Southern de Mexico SA de CV	856,800
	Senior Notes
	9.375% May 1, 2012
50,000	Kansas City Southern Railway Co	50,000
	Bonds
	7.500% June 15, 2009
		$1,503,675

REAL ESTATE --- 1.35%
400,000	Ashton Woods USA LLC	180,000
	Senior Subordinated Notes
	9.500% October 1, 2015
350,000	Forest City Enterprises Inc	280,000
	Senior Notes
	7.625% June 1, 2015
110,000	Realogy Corp †	48,400
	Senior Notes
	10.500% April 15, 2014
265,000	Realogy Corp †	90,100
	Senior Subordinated Notes
	12.375% April 15, 2015
570,000	Realogy Corp †	218,025
	Notes
	11.000% April 15, 2014
240,000	Ventas Realty LP REIT	226,800
	Senior Notes
	6.750% April 1, 2017
		$1,043,325

RESTAURANTS --- 0.96%
600,000	Buffets Inc **	6,000
	Notes
	12.500% November 1, 2014
50,000	Carrols Corp	36,000
	Notes
	9.000% January 15, 2013
365,000	El Pollo Loco Inc †	348,575
	Notes
	11.750% November 15, 2013
510,000	Sbarro Inc †	349,350
	Senior Subordinated Notes
	10.375% February 1, 2015
		$739,925

RETAIL --- 2.43%
105,000	AutoNation Inc †	91,350
	Company Guaranteed Notes
	7.000% April 15, 2014
505,000	Blockbuster Inc †	361,075
	Senior Subordinated Notes
	9.000% September 1, 2012
460,000	Dollar General Corp	425,500
	Notes
	11.875% July 15, 2017
110,000	Eye Care Centers of America Inc	113,850
	Notes
	10.750% February 15, 2015
85,000	Inergy LP/Inergy Finance Corp	78,200
	Notes
	8.250% March 1, 2016
230,000	Michaels Stores Inc †	108,675
	Bonds
	11.375% November 1, 2016
405,000	Neiman Marcus Group Inc	339,187
	Notes
	9.000% October 15, 2015
420,000	Neiman Marcus Group Inc	304,500
	Senior Debentures
	7.125% June 1, 2028
60,000	Stater Brothers Holdings Inc	56,100
	Notes
	7.750% April 15, 2015
		$1,878,437

SPECIALIZED SERVICES --- 9.51%
570,000	Affinion Group Inc	530,100
	Notes
	11.500% October 15, 2015
60,000	Affinion Group Inc	56,400
	Notes
	10.125% October 15, 2013
365,000	CCM Merger Inc *	296,562
	Notes
	8.000% August 1, 2013
165,000	Ceridian Corp * †	134,475
	Senior Unsecured Notes
	12.250% November 15, 2015
140,000	Ceridian Corp *	115,500
	Senior Unsecured Notes
	11.250% November 15, 2015
165,000	Compagnie Generale de Geophysique SA	157,575
	Company Guaranteed Notes
	7.500% May 15, 2015
560,000	DI Finance/DynCorp International Inc *	550,200
	Senior Subordinated Notes
	9.500% February 15, 2013
445,000	DI Finance/DynCorp International LLC	436,100
	Senior Subordinated Notes
	9.500% February 15, 2013
875,000	Education Management LLC	700,000
	Company Guaranteed Notes
	10.250% June 1, 2016
890,000	First Data Corp *	820,119
	Company Guaranteed Notes
	9.875% September 24, 2015
260,000	H&E Equipment Services Inc	192,400
	Senior Notes
	8.375% July 15, 2016
1,000,000	Hertz Corp †	835,000
	Senior Subordinated Notes
	10.500% January 1, 2016
593,330	Penhall International Corp ‡	385,664
	Corporate Term Loan
	10.130% March 31, 2012
700,000	Penhall International Corp *	483,000
	Secured Notes
	12.000% August 1, 2014
75,000	R H Donnelley Corp	25,500
	Senior Discount Notes
	8.875% January 15, 2016
335,000	R H Donnelley Corp †	130,650
	Senior Discount Notes
	6.875% January 15, 2013
350,000	R H Donnelley Inc *	213,500
	Notes
	11.750% May 15, 2015
240,000	RSC Equipment Rental Inc †	181,800
	Senior Notes
	9.500% December 1, 2014
290,000	Service Corp International	221,850
	Senior Unsecured Notes
	7.500% April 1, 2027
195,000	Ticketmaster *	183,300
	Senior Notes
	10.750% August 1, 2016
470,000	US Investigations Services Inc *	385,400
	Senior Subordinated Notes
	11.750% May 1, 2016
50,000	US Investigations Services Inc *	44,500
	Senior Notes
	10.500% November 1, 2015
300,000	Visant Holding Corp	275,250
	Senior Notes
	8.750% December 1, 2013
		$7,354,845

TELEPHONE & TELECOMMUNICATIONS --- 7.44%
450,000	ALLTELL Communications Inc *	513,000
	Senior Notes
	10.375% December 1, 2017
160,000	Cincinnati Bell Telephone Co LLC	113,600
	Company Guaranteed Notes
	6.300% December 1, 2028
70,000	Frontier Communications Corp	39,900
	Debentures
	7.050% October 1, 2046
100,000	Frontier Communications Corp	75,000
	Senior Unsecured Notes
	7.875% January 15, 2027
1,035,000	Hawaiian Telcom Communications Inc †	144,900
	Senior Subordinated Notes
	12.500% May 1, 2015
1,000,000	Intelsat Corp *	935,000
	Senior Unsecured Notes
	9.250% August 15, 2014
210,000	iPCS Inc ‡	171,150
	Notes
	5.364% May 1, 2013
510,000	Level 3 Financing Inc ‡	344,250
	Notes
	6.704% February 15, 2015
150,000	Level 3 Financing Inc	113,250
	Senior Notes
	9.250% November 1, 2014
245,000	MetroPCS Wireless Inc	229,075
	Senior Notes
	9.250% November 1, 2014
330,000	Nordic Telephone Co Holdings *	300,300
	Senior Notes
	8.875% May 1, 2016
605,000	NTL Cable PLC	506,687
	Senior Notes
	9.125% August 15, 2016
615,000	Qwest Communications International Inc	531,975
	Company Guaranteed Notes
	7.500% February 15, 2014
40,000	Sprint Capital Corp	36,000
	Notes
	8.375% March 15, 2012
630,000	Sprint Capital Corp	422,100
	Company Guaranteed Notes
	6.875% November 15, 2028
710,000	True Move Co Ltd *	479,250
	Notes
	10.750% December 16, 2013
100,000	Virgin Media Inc *	63,375
	Unsecured Notes
	6.500% November 15, 2016
275,000	Wind Acquisition Finance SA *	269,500
	Company Guaranteed Notes
	10.750% December 1, 2015
500,000	Windstream Corp	461,250
	Senior Notes
	8.625% August 1, 2016
		$5,749,562

TEXTILES --- 0.32%
275,000	Oxford Industries Inc	248,531
	Senior Notes
	8.875% June 1, 2011
		$248,531

TOBACCO --- 0.13%
100,000	Alliance One International Inc	98,000
	Company Guaranteed Notes
	11.000% May 15, 2012
		$98,000

TRANSPORTATION --- 1.68%
225,000	GulfMark Offshore Inc	211,500
	Company Guaranteed Notes
	7.750% July 15, 2014
690,000	Horizon Lines Inc	520,088
	Senior Notes
	4.250% August 15, 2012
465,000	Saint Acquisition Corp *	153,450
	Secured Notes
	12.500% May 15, 2017
200,000	Saint Acquisition Corp * ‡	62,000
	Secured Notes
	10.815% May 15, 2015
350,000	Teekay Shipping Corp	353,500
	Senior Global Notes
	8.875% July 15, 2011
		$1,300,538

UTILITIES --- 0.94%
130,000	Dynegy-Roseton/Danskammer LLC	117,975
	Pass Thru Certificates
	7.670% November 8, 2016
100,000	Southern Natural Gas Co	93,056
	Senior Unsecured Notes
	8.000% March 1, 2032
580,000	Suburban Propane Partners LP	513,300
	Notes
	6.875% December 15, 2013
		$724,331

TOTAL BONDS --- 96.02%		$74,244,455
(Cost $93,058,451)

PREFERRED STOCK

Shares		Value ($)

AGENCY --- 0.04%
13,425	Fannie Mae Series S ‡	29,267
		$29,267

BANKS --- 0.62%
580	Bank of America Corp	484,300
		$484,300

BROADCAST/MEDIA --- 0.00%
1	ION Media Networks Inc	400
		$400

INVESTMENT BANK/BROKERAGE FIRM --- 0.34%
6,400	Citigroup Inc	262,400
		$262,400

TOTAL PREFERRED STOCK --- 1.00%		$776,367
(Cost $1,232,870)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

1,700,000	Federal Home Loan Bank	1,699,752
	0.910% October 8, 2008
600,000	Federal Home Loan Bank	600,000
	1.880% October 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 0.77%		$2,299,752
(Cost $2,299,752)

TOTAL MAXIM HIGH YIELD BOND PORTFOLIO --- 100%		$77,320,574
(Cost $96,591,073)
Legend

*

The Maxim High Yield Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2008 were $23,885,362, $19,803,821 and 24.80%, respectively.

†	Represents the current interest rate for variable rate security.
‡

A portion or all of the security is on loan at September 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital, 2.250%, to be repurchased on October 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $12,023,751.

§	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2008.
**	Security in default at September 30, 2008.
REIT	Real Estate Investment Trust
††	Non-income Producing Security

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios. Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Bonds	$	$70,022,421	$4,222,034	$74,422,255
Preferred Stock		776,367		776,367
Short-Term Investments		2,299,752		2,299,752
Total Assets	$	$73,098,540	$4,222,034	$77,320,574

At September 30, 2008, the U.S. Federal income tax cost basis was $97,596,043. The Maxim High Yield Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $331,446 and gross depreciation of securities in which there was an excess of tax cost over value of $20,606,916, resulting in net depreciation of $20,275,470.

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 2.54%
83,425	Precision Castparts Corp	6,572,221
		$6,572,221

AGRICULTURE --- 2.44%
99,970	Bunge Ltd *	6,316,105
		$6,316,105

BIOTECHNOLOGY --- 15.96%
307,070	Celgene Corp †	19,431,390
478,528	Gilead Sciences Inc †	21,811,306
		$41,242,696

CHEMICALS --- 9.96%
102,985	Monsanto Co	10,193,455
117,673	Potash Corp of Saskatchewan Inc	15,534,013
		$25,727,468

COMMUNICATIONS - EQUIPMENT --- 10.38%
411,260	Cisco Systems Inc †	9,278,026
256,828	Research in Motion Ltd †	17,541,352
		$26,819,378

COMPUTER HARDWARE & SYSTEMS --- 8.58%
195,191	Apple Computer Inc †	22,185,409
		$22,185,409

COMPUTER SOFTWARE & SERVICES --- 9.08%
91,923	Akamai Technologies Inc †	1,603,137
64,955	Electronic Arts Inc †	2,402,685
22,405	Google Inc †	8,973,651
516,055	Oracle Corp †	10,481,077
		$23,460,550

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 5.29%
531,570	ABB Ltd sponsored ADR	10,312,458
108,925	Sony Corp sponsored ADR	3,362,515
		$13,674,973

FINANCIAL SERVICES --- 1.80%
12,530	CME Group Inc	4,655,020
		$4,655,020

GOLD, METALS & MINING --- 2.75%
371,445	Companhia Vale do Rio Doce ADR *	7,113,172
		$7,113,172

LEISURE & ENTERTAINMENT --- 0.54%
149,345	Boyd Gaming Corp *	1,397,869
		$1,397,869

MEDICAL PRODUCTS --- 2.19%
34,960	Alcon Inc	5,646,390
		$5,646,390

OIL & GAS --- 9.84%
31,830	Apache Corp	3,319,232
48,280	EOG Resources	4,319,129
153,875	Hess Corp	12,630,060
73,120	Occidental Petroleum Corp	5,151,304
		$25,419,725

RETAIL --- 3.81%
292,440	CVS Caremark Corp	9,843,530
		$9,843,530

TELEPHONE & TELECOMMUNICATIONS --- 0.81%
202,115	tw telecom Inc * †	2,099,975
		$2,099,975

TOTAL COMMON STOCK --- 85.97%		$222,174,481
(Cost $188,815,755)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

23,000,000	Farmer Mac	22,999,361
	0.510% October 3, 2008
100,000	Federal Home Loan Bank	99,982
	0.740% October 10, 2008
400,000	Federal Home Loan Bank	399,928
	0.510% October 14, 2008
100,000	Federal Home Loan Bank	99,982
	0.910% October 8, 2008
250,000	Federal Home Loan Bank	249,996
	0.300% October 3, 2008
100,000	Federal Home Loan Bank	99,988
	0.710% October 7, 2008
12,315,000	International Bank for Reconstruction & Development	12,315,000
	0.050% October 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 14.03%		$36,264,237
(Cost $36,264,237)

TOTAL MAXIM JANUS LARGE CAP GROWTH PORTFOLIO --- 100%		$258,438,718
(Cost $225,079,992)

Legend

*

A portion or all of the security is on loan at September 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.250%, to be repurchased on October 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $10,216,639.

†	Non-income Producing Security
ADR	American Depository Receipt

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock	$222,174,481	$		$	$222,174,481
Short-Term Investments			36,264,237		36,264,237
Total Assets	$222,174,481		$36,264,237	$	$258,438,718

At September 30, 2008, the U.S. Federal income tax cost basis was $225,141,908. The Maxim Janus Large Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $63,844,318 and gross depreciation of securities in which there was an excess of tax cost over value of $30,547,508, resulting in net appreciation of $33,296,810.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

COMMON STOCK

Shares		Value ($)

AUTO PARTS & EQUIPMENT --- 0.93%
84,000	Bridgestone Corp	1,590,247
		$1,590,247

AUTOMOBILES --- 0.48%
21,370	Bayerische Motoren Werke AG	828,316
		$828,316

BROADCAST/MEDIA --- 2.43%
40,240	Vivendi	1,261,549
360,100	WPP Group PLC	2,914,300
		$4,175,849

CHEMICALS --- 10.94%
27,042	Air Liquide SA	2,971,483
15,890	Akzo Nobel NV	762,857
53,890	Bayer AG	3,946,741
4,160	Givaudan SA (registered)	3,474,663
43,440	Linde AG	4,638,761
63,200	Shin-Etsu Chemical Co Ltd	3,005,205
		$18,799,710

COMPUTER SOFTWARE & SERVICES --- 1.13%
40,140	Infosys Technologies Ltd sponsored ADR	1,337,063
37,990	Satyam Computer Services Ltd ADR	613,539
		$1,950,602

COSMETICS & PERSONAL CARE --- 2.14%
137,000	Kao Corp	3,674,001
		$3,674,001

DISTRIBUTORS --- 0.61%
425,200	Li & Fung Ltd	1,040,484
		$1,040,484

ELECTRIC COMPANIES --- 1.41%
48,052	E.ON AG	2,418,781
		$2,418,781

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 6.30%
10,700	Hirose Electric Co Ltd	1,019,804
122,800	HOYA Corp	2,436,079
91,190	Legrand SA	2,056,664
52,200	Omron Corp	810,265
52,477	Schneider Electric SA	4,506,429
		$10,829,241

ELECTRONICS - SEMICONDUCTOR --- 2.91%
35,238	ASML Holding NV	615,838
10,164	Samsung Electronics Co Ltd GDR †	2,322,864
153,382	Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR	1,437,189
13,700	Tokyo Electron Ltd	619,942
		$4,995,833

FINANCIAL SERVICES --- 1.00%
18,840	Deutsche Boerse AG	1,724,052
		$1,724,052

FOOD & BEVERAGES --- 12.26%
263,900	Diageo PLC	4,501,972
240,100	Grupo Modelo SAB de CV	1,020,861
112,410	Heineken NV	4,516,322
187,468	Nestle SA	8,101,905
33,230	Pernod-Ricard SA §	2,927,257
		$21,068,317

FOREIGN BANKS --- 7.78%
60,571	Erste Group Bank AG	3,015,492
73,950	HSBC Holdings PLC	1,196,045
316,125	Intesa Sanpaolo SpA	1,738,550
52,468	Julius Baer Holding AG	2,609,257
6,029	Komercni Banka AS	1,362,259
85,360	Standard Chartered PLC	2,094,073
13,490	Unibanco - Uniao de Bancos Brasileiros SA GDR	1,361,411
		$13,377,087

GOLD, METALS & MINING --- 0.72%
54,510	BHP Billiton PLC	1,234,874
		$1,234,874

HOUSEHOLD GOODS --- 3.48%
123,160	Reckitt Benckiser Group PLC	5,977,977
		$5,977,977

INSURANCE RELATED --- 4.87%
169,380	AXA	5,544,532
33,806	QBE Insurance Group Ltd	729,064
37,897	Swiss Re	2,103,490
		$8,377,086

LEISURE & ENTERTAINMENT --- 1.50%
287,566	Ladbrokes PLC	971,096
382,020	William Hill PLC	1,612,602
		$2,583,698

MACHINERY --- 1.04%
23,800	FANUC Ltd	1,790,517
		$1,790,517

MANUFACTURING --- 1.33%
126,324	Smiths Group PLC	2,290,669
		$2,290,669

MEDICAL PRODUCTS --- 2.22%
27,550	Synthes Inc	3,811,330
		$3,811,330

OFFICE EQUIPMENT & SUPPLIES --- 3.59%
138,450	Canon Inc	5,248,760
65,000	Ricoh Co Ltd	913,963
		$6,162,723

OIL & GAS --- 5.82%
321	INPEX Corp	2,727,996
105,600	Royal Dutch Shell PLC	3,051,644
69,490	Total SA	4,221,503
		$10,001,143

PERSONAL LOANS --- 0.54%
90,300	AEON Credit Service Co Ltd	921,648
		$921,648

PHARMACEUTICALS --- 7.83%
25,842	Actelion Ltd §	1,331,600
75,870	GlaxoSmithKline PLC	1,644,218
28,480	Merck KGaA	3,037,192
47,590	Roche Holding AG	7,449,830
		$13,462,840

PRINTING & PUBLISHING --- 1.50%
127,440	Wolters Kluwer NV	2,582,968
		$2,582,968

RAILROADS --- 1.18%
42,260	Canadian National Railway Co	2,021,296
		$2,021,296

RETAIL --- 1.73%
35,890	Compagnie Financiere Richemont SA	1,585,744
199,150	Tesco PLC	1,385,437
		$2,971,181

TELEPHONE & TELECOMMUNICATIONS --- 2.62%
29,800	America Movil SAB de CV ADR	1,381,528
66,040	MTN Group Ltd	931,857
958,604	Singapore Telecommunications Ltd	2,191,113
		$4,504,498

TEXTILES --- 4.83%
219,640	Burberry Group PLC	1,553,076
76,940	LVMH	6,754,829
		$8,307,905

TRANSPORTATION --- 1.89%
117,210	TNT NV	3,247,498
		$3,247,498

UTILITIES --- 2.52%
83,327	GDF SUEZ	4,335,186
		$4,335,186

TOTAL COMMON STOCK --- 99.53%		$171,057,557
(Cost $187,072,307)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

815,000	International Bank for Reconstruction & Development	815,000
	0.050% October 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 0.47%		$815,000
(Cost $815,000)

TOTAL MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO --- 100%		$171,872,557
(Cost $187,887,307)

Legend

†

The Maxim MFS International Growth Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value, and percent of net assets of these restricted securities held at September 30, 2008 were $3,051,911, $2,322,863 and 1.35%, respectively.

§	Non-income Producing Security
ADR	American Depository Receipt
GDR	Global Depository Receipt

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock	$171,057,557	$		$	$171,057,557
Short-Term Investments			815,000		815,000
Total Assets	$171,057,557		$815,000	$	$171,872,557

At September 30, 2008, the U.S. Federal income tax cost basis was $188,107,751. The Maxim MFS International Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $11,630,590 and gross depreciation of securities in which there was an excess of tax cost over value of $27,865,784, resulting in net depreciation of $16,235,194.

See Summary of Investments by Country following the Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

BONDS

Par Value ($)		Value ($)

AEROSPACE & DEFENSE --- 0.49%
50,000	Alliant Techsystems Inc	46,750
	Senior Subordinated Notes
	6.750% April 1, 2016
50,000	DRS Technologies Inc	50,500
	Senior Notes
	6.625% February 1, 2016
150,000	L-3 Communications Corp	141,750
	Senior Subordinated Notes
	6.125% January 15, 2014
300,000	Lockheed Martin Corp	290,024
	Senior Notes
	4.121% March 14, 2013
250,000	Raytheon Co	253,029
	Senior Unsecured Notes
	5.375% April 1, 2013
75,000	Sequa Corp *	63,000
	Senior Notes
	11.750% December 1, 2015
50,000	TransDigm Inc	47,000
	Notes
	7.750% July 15, 2014
		$892,053

AGENCY --- 57.83%
2,666,525	Fannie Mae	2,604,130
	5.000% December 1, 2034
253,984	Fannie Mae	240,626
	4.500% August 1, 2035
1,001,201	Fannie Mae	999,338
	5.500% March 1, 2036
852,577	Fannie Mae	875,195
	6.500% June 1, 2036
930,126	Fannie Mae	943,175
	6.000% February 1, 2036
436,245	Fannie Mae	444,206
	6.000% August 1, 2032
687,726	Fannie Mae	711,882
	6.500% January 1, 2031
683,131	Fannie Mae	685,379
	5.000% February 1, 2018
1,336,429	Fannie Mae	1,336,657
	5.500% July 1, 2033
2,248,980	Fannie Mae	2,215,906
	4.500% June 1, 2018
22,863	Fannie Mae	23,468
	6.500% April 1, 2037
4,448,529	Fannie Mae †	4,529,566
	5.549% March 1, 2047
3,275,160	Fannie Mae	3,320,924
	6.000% September 1, 2037
1,615,423	Fannie Mae	1,658,188
	6.500% August 1, 2037
1,653,212	Fannie Mae	1,676,313
	6.000% August 1, 2037
4,983,878	Fannie Mae	5,053,518
	6.000% November 1, 2037
2,426,731	Fannie Mae	2,460,640
	6.000% March 1, 2037
1,948,875	Fannie Mae	1,976,217
	6.000% February 1, 2037
2,500,000	Federal Home Loan Bank ‡ §	2,519,670
	5.000% November 17, 2017
3,000,000	Federal Home Loan Bank ‡ §	3,080,112
	4.625% February 18, 2011
1,792,055	Freddie Mac	1,815,796
	6.000% July 1, 2038
590,005	Freddie Mac	559,052
	4.500% May 1, 2035
649,142	Freddie Mac	679,829
	7.000% August 1, 2037
901,080	Freddie Mac	897,010
	5.500% December 1, 2037
309,443	Freddie Mac	315,162
	6.000% May 1, 2021
16,432,319	Freddie Mac	16,357,962
	5.500% May 1, 2038
1,253,189	Freddie Mac	1,222,690
	5.000% May 1, 2036
443,619	Freddie Mac	420,346
	4.500% March 1, 2036
476,363	Freddie Mac	482,674
	6.000% May 1, 2036
1,390,676	Freddie Mac	1,384,611
	5.500% June 1, 2036
159,073	Freddie Mac	163,438
	6.500% February 1, 2036
881,451	Freddie Mac	893,541
	6.000% June 1, 2035
8,206,195	Freddie Mac	8,169,128
	5.500% April 1, 2037
647,423	Freddie Mac	656,000
	6.000% August 1, 2037
2,189,709	Freddie Mac	2,180,160
	5.500% August 1, 2036
5,716,569	Freddie Mac	5,573,871
	5.000% April 1, 2037
367,301	Freddie Mac	372,167
	6.000% March 1, 2036
2,545,899	Freddie Mac	2,485,530
	5.000% March 1, 2034
280,342	Freddie Mac	284,188
	6.000% April 1, 2035
842,528	Freddie Mac	840,565
	5.500% October 1, 2033
246,267	Freddie Mac	250,453
	6.000% November 1, 2033
750,000	Freddie Mac ‡ §	918,802
	6.750% March 15, 2031
6,500,000	Freddie Mac ‡ §	6,550,713
	4.125% September 27, 2013
2,186,770	Freddie Mac	2,178,259
	5.500% August 1, 2035
448,701	Freddie Mac	425,161
	4.500% November 1, 2035
176,528	Freddie Mac	172,001
	4.500% April 1, 2021
187,618	Freddie Mac	182,806
	4.500% July 1, 2021
1,738,902	Freddie Mac	1,725,459
	5.000% March 1, 2022
513,096	Freddie Mac	489,035
	4.000% December 1, 2020
3,995,946	Freddie Mac	3,977,896
	5.500% August 1, 2038
1,975,332	Freddie Mac	2,008,766
	5.500% February 1, 2018
829,779	Freddie Mac †	845,857
	5.918% July 1, 2036
2,207,261	Freddie Mac †	2,227,392
	5.387% May 1, 2037
		$105,061,430

AIR FREIGHT --- 0.11%
195,000	FedEx Corp	194,222
	Company Guaranteed Notes
	5.500% August 15, 2009
		$194,222

AIRLINES --- 0.05%
100,000	Southwest Airlines Co	89,337
	Debentures
	7.375% March 1, 2027
		$89,337

AUTO PARTS & EQUIPMENT --- 0.06%
50,000	Cooper-Standard Automotive Inc ‡	31,500
	Notes
	8.375% December 15, 2014
50,000	Tenneco Inc	39,750
	Notes
	8.625% November 15, 2014
50,000	United Components Inc	41,500
	Senior Subordinated Notes
	9.375% June 15, 2013
		$112,750

AUTOMOBILES --- 0.28%
185,000	DaimlerChrysler NA Holding Corp	180,538
	Notes
	6.500% November 15, 2013
300,000	DaimlerChrysler NA Holding Corp	298,649
	Notes
	4.875% June 15, 2010
100,000	General Motors Corp	36,000
	Senior Debentures
	7.400% September 1, 2025
		$515,187

BANKS --- 1.66%
200,000	BB&T Corp	175,625
	Notes
	5.200% December 23, 2015
750,000	Marshall & Ilsley Bank	711,072
	Notes
	4.400% March 15, 2010
250,000	PNC Funding Corp	221,465
	Subordinated Notes
	5.625% February 1, 2017
1,000,000	PNC Funding Corp	987,627
	Unsecured Subordinated Notes
	7.500% November 1, 2009
150,000	Popular North America Inc	148,198
	Company Guaranteed Notes
	5.650% April 15, 2009
250,000	US Bank NA	242,189
	Subordinated Notes
	4.950% October 30, 2014
700,000	Wachovia Bank NA	415,157
	Subordinated Notes
	4.800% November 1, 2014
200,000	Zions Bancorp	114,121
	Subordinated Notes
	5.500% November 16, 2015
		$3,015,454

BIOTECHNOLOGY --- 0.10%
200,000	Genentech Inc	185,769
	Senior Notes
	4.750% July 15, 2015
		$185,769

BROADCAST/MEDIA --- 1.75%
300,000	British Sky Broadcasting Group PLC	308,454
	Senior Unsecured Notes
	8.200% July 15, 2009
600,000	Comcast Cable Communications LLC	605,826
	Senior Unsecured Notes
	7.125% June 15, 2013
350,000	Cox Communications Inc	326,114
	Senior Unsecured Notes
	5.450% December 15, 2014
250,000	Cox Communications Inc	254,717
	Unsecured Notes
	7.125% October 1, 2012
100,000	DirecTV Holdings LLC/DirectTV Financing Co Inc	98,750
	Notes
	8.375% March 15, 2013
100,000	EchoStar DBS Corp	80,250
	Company Guaranteed Notes
	6.625% October 1, 2014
50,000	Kabel Deutschland GmbH	49,000
	Notes
	10.625% July 1, 2014
50,000	Newport Television LLC/NTV Finance Corp *	35,250
	Senior Notes
	13.000% March 15, 2017
1,000,000	News America Holdings Inc	1,068,220
	Company Guaranteed Debentures
	9.250% February 1, 2013
50,000	Nexstar Broadcasting Inc	37,500
	Notes
	7.000% January 15, 2014
200,000	Time Warner Cable Inc	176,208
	Notes
	5.850% May 1, 2017
50,000	Time Warner Inc	49,888
	Notes
	6.750% April 15, 2011
50,000	Univision Communications Inc * ‡	23,250
	Senior Notes
	9.750% March 15, 2015
50,000	Videotron Ltee	44,000
	Notes
	6.375% December 15, 2015
50,000	XM Satellite Radio Holdings Inc *	29,500
	Senior Notes
	13.000% August 1, 2013
		$3,186,927

BUILDING MATERIALS --- 0.05%
50,000	Interline Brands Inc	49,500
	Senior Subordinated Notes
	8.125% June 15, 2014
50,000	Ply Gem Industries Inc *	43,000
	Notes
	11.750% June 15, 2013
		$92,500

CANADIAN - PROVINCIAL --- 1.18%
2,000,000	Hydro-Quebec	2,149,380
	Notes
	6.300% May 11, 2011
		$2,149,380

CHEMICALS --- 0.88%
50,000	Airgas Inc *	48,750
	Notes
	7.125% October 1, 2018
384,000	Albemarle Corp	354,721
	Senior Unsecured Notes
	5.100% February 1, 2015
50,000	Chemtura Corp	40,000
	Notes
	6.875% June 1, 2016
325,000	EI du Pont de Nemours & Co	321,159
	Senior Unsecured Notes
	5.000% January 15, 2013
50,000	Koppers Holdings Inc **	44,750
	Step Bond 0% - 9.875%
	9.030% November 15, 2014
100,000	Nalco Co	99,750
	Senior Subordinated Notes
	8.875% November 15, 2013
250,000	Praxair Inc	232,589
	Senior Unsecured Notes
	4.625% March 30, 2015
200,000	Rohm & Haas Co	185,850
	Senior Unsecured Notes
	6.000% September 15, 2017
225,000	RPM International Inc	216,893
	Notes
	6.500% February 15, 2018
50,000	Terra Capital Inc	47,500
	Senior Notes
	7.000% February 1, 2017
		$1,591,962

COMMERCIAL MORTGAGE BACKED --- 6.38%
500,000	Banc of America Commercial Mortgage Inc †	427,312
	Series 2007-4 Class A4
	5.936% July 10, 2017
1,900,000	Banc of America Commercial Mortgage Inc	1,772,934
	Series 2007-1 Class A2
	5.381% January 15, 2049
2,700,000	Citigroup/Deustche Bank Commercial Mortgage Trust †	2,314,338
	Series 2007-CD5 Class A4
	5.886% August 15, 2017
1,900,000	Citigroup/Deustche Bank Commercial Mortgage Trust	1,682,396
	Series 2007-CD4 Class A3
	5.293% December 11, 2049
450,000	Credit Suisse First Boston Mortgage Securities Corp †	441,022
	Series 2005-C6 Class A2FX
	5.207% December 15, 2040
1,200,000	Credit Suisse Mortgage Capital Certificates	1,099,812
	Series 2006-C4 Class AAB
	5.439% September 15, 2039
750,000	JP Morgan Chase Commercial Mortgage Securities Corp †	702,110
	Series 2007-CB19 Class A2
	5.747% February 12, 2049
750,000	LB-UBS Commercial Mortgage Trust †	657,086
	Series 2008-C1 Class A2
	6.317% April 15, 2041
200,000	Merrill Lynch Mortgage Trust	183,602
	Series MLMT 2008-C1 Class A2
	5.313% February 12, 2051
200,000	Merrill Lynch Mortgage Trust †	160,345
	Series MLMT2008-C1 Class AM
	6.266% February 12, 2051
1,000,000	ML-CFC Commercial Mortgage Trust	928,899
	Series 2007-6 Class A2
	5.331% March 12, 2051
1,000,000	ML-CFC Commercial Mortgage Trust †	838,750
	Series 2007-6 Class A4
	5.930% March 12, 2051
440,000	Morgan Stanley Capital I	381,637
	Series 2006-IQ12 Class A4
	5.332% December 15, 2043
		$11,590,243

COMMUNICATIONS - EQUIPMENT --- 0.37%
275,000	Cisco Systems Inc	280,729
	Notes
	5.250% February 22, 2011
400,000	Harris Corp	398,290
	Senior Unsubordinated Notes
	5.950% December 1, 2017
		$679,019

COMPUTER HARDWARE & SYSTEMS --- 0.50%
50,000	Activant Solutions Inc	37,000
	Senior Subordinated Notes
	9.500% May 1, 2016
500,000	Dell Inc	482,117
	Debentures
	7.100% April 15, 2028
175,000	Hewlett-Packard Co	177,159
	Bonds
	5.250% March 1, 2012
200,000	Hewlett-Packard Co	188,249
	Unsecured Notes
	5.400% March 1, 2017
32,000	SMART Modular Technologies Inc †	31,680
	Senior Notes
	10.229% April 1, 2012
		$916,205

COMPUTER SOFTWARE & SERVICES --- 0.59%
100,000	BMC Software Inc	100,815
	Unsecured Notes
	7.250% June 1, 2018
100,000	Cisco Systems Inc	96,092
	Senior Global Notes
	5.500% February 22, 2016
50,000	CompuCom Systems Inc * ‡	44,500
	Senior Subordinated Notes
	12.500% October 1, 2015
50,000	Open Solutions Inc *	32,500
	Senior Subordinated Notes
	9.750% February 1, 2015
100,000	Oracle Corp	90,914
	Senior Notes
	6.500% April 15, 2038
500,000	Oracle Corp	511,884
	Notes
	5.000% January 15, 2011
50,000	SERENA Software Inc	44,000
	Senior Subordinated Notes
	10.375% March 15, 2016
50,000	SS&C Technologies Inc	52,000
	Senior Subordinated Notes
	11.750% December 1, 2013
50,000	SunGard Data Systems Inc *	47,000
	Senior Notes
	10.625% May 15, 2015
50,000	SunGard Data Systems Inc	43,375
	Company Guaranteed Notes
	10.250% August 15, 2015
		$1,063,080

CONGLOMERATES --- 0.10%
200,000	General Electric Co	184,203
	Unsecured Notes
	5.000% February 1, 2013
		$184,203

CONTAINERS --- 0.10%
50,000	Berry Plastics Holding Corp	39,000
	Senior Secured Global Notes
	8.875% September 15, 2014
50,000	Crown Americas Inc	48,750
	Company Guaranteed Global Notes
	7.750% November 15, 2015
100,000	Graphic Packaging International Inc ‡	90,500
	Company Guaranteed Notes
	9.500% August 15, 2013
		$178,250

DISTRIBUTORS --- 0.20%
50,000	Baker & Taylor Inc *	39,000
	Secured Notes
	11.500% July 1, 2013
50,000	NBC Acquisition Corp	39,250
	Notes
	11.000% March 15, 2013
50,000	Nebraska Book Co	37,500
	Senior Subordinated Notes
	8.625% March 15, 2012
50,000	SGS International Inc	40,500
	Senior Subordinated Notes
	12.000% December 15, 2013
200,000	SYSCO Corp	198,186
	Unsecured Notes
	4.200% February 12, 2013
		$354,436

ELECTRIC COMPANIES --- 2.37%
200,000	AmerenUE	184,665
	Notes
	6.000% April 1, 2018
250,000	Cleveland Electric Illuminating Co	198,752
	Senior Unsecured Notes
	5.950% December 15, 2036
450,000	Commonwealth Edison Co	412,375
	Notes
	5.800% March 15, 2018
300,000	Consolidated Edison Co of New York	282,921
	Debentures
	5.500% September 15, 2016
100,000	Edison Mission Energy	90,000
	Senior Notes
	7.000% May 15, 2017
500,000	Exelon Generation Co LLC	453,240
	Notes
	5.350% January 15, 2014
300,000	FPL Group Capital Inc	300,393
	Notes
	5.350% June 15, 2013
75,000	Inergy LP/Inergy Finance Corp	65,625
	Senior Notes
	6.875% December 15, 2014
75,000	Intergen NV *	75,000
	Secured Notes
	9.000% June 30, 2017
300,000	MidAmerican Energy Co	278,073
	Unsecured Notes
	4.650% October 1, 2014
200,000	Northern States Power Co	186,256
	Notes
	5.250% March 1, 2018
500,000	Pacific Gas & Electric Co	488,500
	1st Mortgage
	4.200% March 1, 2011
125,000	PPL Energy Supply LLC	93,861
	Senior Unsecured Notes
	6.000% December 15, 2036
350,000	PSE&G Power LLC	363,139
	Company Guaranteed Bonds
	7.750% April 15, 2011
300,000	PSI Energy Inc	284,499
	Senior Unsecured Bonds
	6.050% June 15, 2016
125,000	Texas Competitive Electric Holdings Co LLC *	112,812
	Senior Notes
	10.250% November 1, 2015
200,000	Virginia Electric & Power Co	195,770
	Senior Unsecured Notes
	5.100% November 30, 2012
300,000	Westar Energy Inc	244,908
	1st Mortgage
	5.875% July 15, 2036
		$4,310,789

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 0.37%
50,000	Baldor Electric Co	47,750
	Senior Notes
	8.625% February 15, 2017
200,000	Emerson Electric Co	209,739
	Notes
	5.750% November 1, 2011
120,000	Hubbell Inc	116,309
	Notes
	5.950% June 1, 2018
110,000	Koninklijke Philips Electronics NV	105,626
	Senior Unsecured Notes
	5.750% March 11, 2018
200,000	Tyco Electronics Group SA	196,732
	Notes
	5.950% January 15, 2014
		$676,156

ELECTRONICS - SEMICONDUCTOR --- 0.19%
50,000	Freescale Semiconductor Inc	31,500
	Notes
	9.125% December 15, 2014
50,000	Freescale Semiconductor Inc	34,500
	Senior Notes
	8.875% December 15, 2014
300,000	KLA-Tencor Corp	278,940
	Unsecured Notes
	6.900% May 1, 2018
		$344,940

FINANCIAL SERVICES --- 2.97%
50,000	ALH Finance LLC	46,625
	Senior Subordinated Notes
	8.500% January 15, 2013
1,000,000	Boeing Capital Corp	1,062,636
	Notes
	6.500% February 15, 2012
300,000	Capital One Capital IV †	145,056
	Notes
	6.745% February 17, 2037
75,000	CEVA Group PLC *	72,000
	Senior Notes
	10.000% September 1, 2014
75,000	Ford Motor Credit Co †	47,981
	Senior Unsecured Notes
	7.127% January 13, 2012
100,000	Ford Motor Credit Co	68,989
	Senior Notes
	9.875% August 10, 2011
75,000	Ford Motor Credit Co	47,692
	Senior Notes
	7.250% October 25, 2011
50,000	Fox Acquisition Sub LLC *	44,500
	Senior Notes
	13.375% July 15, 2016
300,000	General Electric Capital Corp	270,968
	Notes
	4.875% March 4, 2015
600,000	General Electric Capital Corp	579,403
	Notes
	3.750% December 15, 2009
100,000	GMAC LLC	40,761
	Senior Notes
	7.000% February 1, 2012
175,000	GMAC LLC	78,083
	Notes
	6.875% September 15, 2011
50,000	Hexion US Financial Corp/Hexion Nova Scotia Finance ULC	39,500
	Senior Secured Notes
	9.750% November 15, 2014
200,000	Household Finance Corp	194,360
	Notes
	7.000% May 15, 2012
500,000	HSBC Finance Capital Trust IX †	375,563
	Company Guaranteed Bonds
	7.548% November 30, 2035
50,000	Icahn Enterprises LP	38,250
	Notes
	7.125% February 15, 2013
200,000	International Lease Finance Corp	144,650
	Senior Unsecured Notes
	4.875% September 1, 2010
250,000	Invesco Ltd	238,009
	Notes
	5.625% April 17, 2012
50,000	Janus Capital Group Inc	42,938
	Notes
	6.700% June 15, 2017
50,000	Janus Capital Group Inc	47,252
	Subordinated Notes
	6.250% June 15, 2012
400,000	National Rural Utilities Cooperative Finance Corp	371,058
	Collateral Trust Bonds
	5.450% February 1, 2018
75,000	Nuveen Investments Inc *	57,750
	Senior Notes
	10.500% November 15, 2015
50,000	Petroplus Finance Ltd *	41,500
	Notes
	7.000% May 1, 2017
50,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp ‡	37,500
	Senior Subordinated Notes
	10.625% April 1, 2017
250,000	Textron Financial Corp * †	182,220
	Subordinated Bonds
	6.000% February 15, 2067
200,000	Textron Financial Corp	201,390
	Unsecured Notes
	5.400% April 28, 2013
500,000	Xstrata Finance Canada Ltd *	487,470
	Bonds
	5.500% November 16, 2011
50,000	Yankee Acquisition Corp ‡	28,500
	Senior Notes
	9.750% February 15, 2017
500,000	ZFS Finance USA Trust I * †	363,110
	Bonds
	6.150% December 15, 2065
		$5,395,714

FOOD & BEVERAGES --- 1.13%
50,000	B&G Foods Inc	48,000
	Senior Notes
	8.000% October 1, 2011
450,000	Bottling Group LLC	445,896
	Senior Unsecured Notes
	5.500% April 1, 2016
50,000	Constellation Brands Inc	46,000
	Senior Notes
	7.250% May 15, 2017
220,000	General Mills Inc	213,163
	Notes
	5.700% February 15, 2017
300,000	Kellogg Co	289,427
	Senior Unsecured Notes
	4.250% March 6, 2013
400,000	Kraft Foods Inc	402,095
	Notes
	6.250% June 1, 2012
250,000	Kraft Foods Inc	240,343
	Notes
	5.250% October 1, 2013
250,000	PepsiCo Inc	253,736
	Senior Unsecured Notes
	4.650% February 15, 2013
50,000	Pierre Foods Inc ††	4,000
	Senior Subordinated Notes
	9.875% July 15, 2012
50,000	Pilgrims Pride Corp ‡	23,500
	Senior Subordinated Notes
	8.375% May 1, 2017
50,000	Reddy Ice Holdings Inc **	38,500
	Step Bond 0% - 10.500%
	3.990% November 1, 2008
50,000	Smithfield Foods Inc	39,250
	Senior Notes
	7.750% July 1, 2017
		$2,043,910

FOREIGN GOVERNMENTS --- 0.77%
60,000	Government of Brazil	67,950
	Bonds
	8.250% January 20, 2034
110,000	Government of Brazil	106,579
	Bonds
	6.000% January 17, 2017
100,000	Government of Colombia	100,100
	Bonds
	7.375% September 18, 2037
100,000	Government of Colombia	104,750
	Notes
	7.375% January 27, 2017
100,000	Government of Ecuador	72,500
	Bonds
	10.000% August 15, 2030
100,000	Government of Indonesia	79,888
	Bonds
	6.625% February 17, 2037
301,000	Government of Mexico	302,505
	Notes
	6.750% September 27, 2034
100,000	Government of Peru	92,000
	Global Bonds
	6.550% March 14, 2037
190,000	Government of Philippines	209,000
	Bonds
	9.000% February 15, 2013
100,000	Government of Turkey	97,700
	Global Bonds
	7.000% September 26, 2016
250,000	Government of Venezuela	173,750
	Bonds
	9.375% January 13, 2034
		$1,406,722

GOLD, METALS & MINING --- 0.77%
200,000	Alcoa Inc	178,652
	Notes
	5.550% February 1, 2017
50,000	Aleris International Inc	30,500
	Notes
	9.000% December 15, 2014
65,000	ArcelorMittal *	57,597
	Notes
	6.125% June 1, 2018
500,000	BHP Billiton Finance USA Ltd	480,038
	Global Notes
	4.800% April 15, 2013
250,000	BHP Finance USA Ltd	235,961
	Global Notes
	5.250% December 15, 2015
300,000	Newmont Mining Corp	228,300
	Notes
	5.875% April 1, 2035
100,000	Rio Tinto Finance USA Ltd	98,031
	Notes
	5.875% July 15, 2013
100,000	Rio Tinto Finance USA Ltd	94,561
	Notes
	6.500% July 15, 2018
		$1,403,640

HEALTH CARE RELATED --- 0.80%
400,000	Aetna Inc	406,461
	Senior Unsecured Notes
	5.750% June 15, 2011
200,000	CIGNA Corp	190,162
	Senior Unsecured Notes
	6.350% March 15, 2018
50,000	CRC Health Corp	38,500
	Senior Subordinated Notes
	10.750% February 1, 2016
250,000	HCA Inc	237,500
	Notes
	9.625% November 15, 2016
50,000	National Mentor Holdings Inc	50,000
	Senior Subordinated Notes
	11.250% July 1, 2014
50,000	Omnicare Inc	44,500
	Senior Subordinated Notes
	6.875% December 15, 2015
200,000	Quest Diagnostics Inc	194,381
	Notes
	6.400% July 1, 2017
50,000	United Surgical Partners International Inc	42,500
	Senior Subordinated Notes
	9.250% May 1, 2017
225,000	UnitedHealth Group Inc	203,537
	Notes
	6.000% February 15, 2018
54,000	Viant Holdings Inc *	43,740
	Notes
	10.125% July 15, 2017
		$1,451,281

HOTELS/MOTELS --- 0.23%
50,000	Fontainebleau Las Vegas *	14,000
	Notes
	10.250% June 15, 2015
75,000	MGM MIRAGE	54,187
	Notes
	5.875% February 27, 2014
100,000	MGM MIRAGE	81,750
	Bonds
	8.375% February 1, 2011
50,000	Royal Caribbean Cruises Ltd ‡	43,000
	Senior Unsecured Notes
	7.000% June 15, 2013
50,000	Seminole Hard Rock Entertainment Inc * †	37,500
	Notes
	5.300% March 15, 2014
150,000	Wyndham Worldwide Corp	127,990
	Senior Unsecured Notes
	6.000% December 1, 2016
75,000	Wynn Las Vegas LLC	63,938
	Notes
	6.625% December 1, 2014
		$422,365

HOUSEHOLD GOODS --- 0.13%
50,000	Sealy Mattress Co ‡	39,250
	Senior Subordinated Notes
	8.250% June 15, 2014
200,000	Whirlpool Corp	195,558
	Notes
	5.500% March 1, 2013
		$234,808

INDEPENDENT POWER PRODUCER --- 0.08%
50,000	Dynegy Holdings Inc	40,000
	Unsecured Notes
	7.750% June 1, 2019
125,000	NRG Energy Inc	112,500
	Senior Notes
	7.375% February 1, 2016
		$152,500

INSURANCE RELATED --- 1.45%
175,000	ACE INA Holdings Inc	160,110
	Notes
	5.700% February 15, 2017
375,000	Allstate Corp	354,251
	Notes
	5.000% August 15, 2014
1,000,000	AXA	971,133
	Subordinated Notes
	8.600% December 15, 2030
300,000	Berkshire Hathaway Finance Corp	292,347
	Notes
	4.850% January 15, 2015
60,000	Chubb Corp	55,602
	Senior Notes
	5.750% May 15, 2018
50,000	CNA Financial Corp	49,852
	Unsecured Notes
	6.000% August 15, 2011
100,000	Horace Mann Educators Corp	104,529
	Senior Notes
	6.850% April 15, 2016
250,000	Pacific Life Corp *	217,235
	Bonds
	6.600% September 15, 2033
140,000	Prudential Financial Inc	117,543
	Notes
	6.625% December 1, 2037
275,000	St Paul Travelers Co Inc	259,264
	Senior Unsecured Notes
	5.500% December 1, 2015
50,000	Vanguard Health Holding Co II LLC	48,250
	Senior Subordinated Notes
	9.000% October 1, 2014
		$2,630,116

INVESTMENT BANK/BROKERAGE FIRM --- 1.98%
200,000	Bear Stearns Cos Inc	192,475
	Unsecured Notes
	7.250% February 1, 2018
125,000	Bear Stearns Cos Inc	116,861
	Notes
	5.700% November 15, 2014
400,000	BlackRock Inc	384,205
	Global Notes
	6.250% September 15, 2017
500,000	Credit Suisse (USA) Inc	492,817
	Senior Notes
	5.500% August 16, 2011
325,000	Eaton Vance Corp	318,509
	Unsubordinated Notes
	6.500% October 2, 2017
200,000	FMR LLC *	189,609
	Bonds
	7.570% June 15, 2029
550,000	Goldman Sachs Group Inc	533,272
	Notes
	7.350% October 1, 2009
200,000	Goldman Sachs Group Inc	168,229
	Notes
	5.250% October 15, 2013
300,000	Goldman Sachs Group Inc	249,454
	Senior Notes
	6.150% April 1, 2018
500,000	JPMorgan Chase & Co	455,936
	Senior Notes
	6.000% January 15, 2018
300,000	Lehman Brothers Holdings Inc ‡‡	375
	Subordinated Notes
	6.875% July 17, 2037
200,000	Lehman Brothers Holdings Inc ‡‡	250
	Subordinated Notes
	6.500% July 19, 2017
550,000	Morgan Stanley	291,552
	Subordinated Notes
	4.750% April 1, 2014
100,000	Morgan Stanley	68,023
	Senior Unsecured Notes
	6.000% April 28, 2015
200,000	Morgan Stanley	132,358
	Senior Unsecured Notes
	6.625% April 1, 2018
		$3,593,925

LEISURE & ENTERTAINMENT --- 0.52%
50,000	Herbst Gaming Inc ††	2,500
	Notes
	7.000% November 15, 2014
50,000	HRP Myrtle Beach Operations LLC * ††	30,063
	Secured Notes
	9.894% April 1, 2012
75,000	Indianapolis Downs LLC/Indiana Downs Capital Corp * ‡	51,000
	Secured Notes
	11.000% November 1, 2012
50,000	Jacobs Entertainment Inc	33,500
	Notes
	9.750% June 15, 2014
50,000	Penn National Gaming Inc	44,000
	Senior Subordinated Notes
	6.750% March 1, 2015
50,000	San Pasqual Casino *	44,750
	Notes
	8.000% September 15, 2013
50,000	Shingle Springs Tribal Gaming Authority *	36,000
	Senior Notes
	9.375% June 15, 2015
315,000	Time Warner Inc	302,403
	Notes
	5.500% November 15, 2011
50,000	Tunica Biloxi Gaming Authority *	46,000
	Senior Unsecured Notes
	9.000% November 15, 2015
350,000	Walt Disney Co	360,524
	Notes
	5.700% July 15, 2011
		$950,740

MACHINERY --- 0.47%
320,000	Dover Corp	309,446
	Notes
	5.450% March 15, 2018
200,000	Harsco Corp	194,524
	Senior Unsecured Notes
	5.750% May 15, 2018
140,000	Ingersoll-Rand Global Holding Co Ltd	137,970
	Notes
	6.875% August 15, 2018
25,000	Mueller Water Products Inc	19,750
	Notes
	7.375% June 1, 2017
135,000	Roper Industries Inc	138,041
	Notes
	6.625% August 15, 2013
50,000	SPX Corp *	50,000
	Senior Unsecured Notes
	7.625% December 15, 2014
		$849,731

MEDICAL PRODUCTS --- 0.15%
50,000	Bausch & Lomb Inc *	47,500
	Senior Notes
	9.875% November 1, 2015
150,000	Biomet Inc	150,750
	Notes
	11.625% October 15, 2017
75,000	VWR Funding Inc	65,625
	Notes
	10.250% July 15, 2015
		$263,875

MISCELLANEOUS --- 0.13%
50,000	American Achievement Corp *	49,875
	Senior Subordinated Notes
	8.250% April 1, 2012
100,000	Capmark Financial Group Inc	39,294
	Senior Unsecured Notes
	6.300% May 10, 2017
50,000	Jarden Corp ‡	41,625
	Senior Subordinated Notes
	7.500% May 1, 2017
50,000	Kansas City Southern Railway Co	49,250
	Senior Notes
	8.000% June 1, 2015
50,000	Stena AB	48,625
	Senior Unsecured Notes
	7.500% November 1, 2013
		$228,669

OIL & GAS --- 2.67%
300,000	Anadarko Petroleum Corp	275,735
	Senior Notes
	5.950% September 15, 2016
50,000	BASiC Energy Services Inc ‡	44,500
	Senior Notes
	7.125% April 15, 2016
400,000	Canadian Natural Resources Ltd	290,861
	Bonds
	5.850% February 1, 2035
150,000	Chesapeake Energy Corp	136,875
	Senior Notes
	6.875% January 15, 2016
50,000	Compagnie Generale de Geophysique SA	47,500
	Senior Unsecured Notes
	7.750% May 15, 2017
130,000	Conoco Funding Co	138,011
	Bonds
	7.250% October 15, 2031
500,000	ConocoPhillips Australia Funding Co	504,372
	Notes
	5.500% April 15, 2013
300,000	Consolidated Natural Gas Co	276,351
	Senior Notes
	5.000% December 1, 2014
100,000	El Paso Corp	84,252
	Senior Notes
	7.800% August 1, 2031
155,000	Enbridge Inc	143,381
	Bonds
	5.600% April 1, 2017
50,000	Forest Oil Corp	42,750
	Senior Notes
	7.250% June 15, 2019
100,000	Gaz Capital SA	91,000
	Notes
	8.625% April 28, 2034
50,000	Hilcorp Energy I LP/Hilcorp Finance Co *	43,000
	Senior Notes
	7.750% November 1, 2015
100,000	Holly Energy Partners LP	80,000
	Company Guaranteed Notes
	6.250% March 1, 2015
600,000	Husky Oil Ltd	593,678
	Senior Unsecured Debentures
	7.550% November 15, 2016
250,000	Kinder Morgan Energy Partners LP	242,849
	Senior Unsecured Notes
	5.850% September 15, 2012
50,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp	47,500
	Senior Notes
	8.750% April 15, 2018
100,000	Morgan Stanley Bank AG for OAO Gazprom	97,500
	Notes
	9.625% March 1, 2013
50,000	Pacific Energy Partners LP/Pacific Energy Finance Corp	46,947
	Senior Notes
	6.250% September 15, 2015
200,000	PEMEX Project Funding Master Trust	214,000
	Bonds
	9.125% October 13, 2010
50,000	Plains Exploration & Production Co	46,000
	Senior Unsecured Notes
	7.750% June 15, 2015
166,675	Qatar Petroleum *	168,731
	Notes
	5.579% May 30, 2011
50,000	Range Resources Corp	47,250
	Notes
	7.250% May 1, 2018
50,000	SandRidge Energy Inc *	43,000
	Senior Notes
	8.000% June 1, 2018
250,000	Spectra Energy Capital LLC	248,236
	Senior Unsecured Notes
	6.250% February 15, 2013
50,000	Valero Energy Corp	45,837
	Senior Unsecured Notes
	4.750% April 1, 2014
150,000	Valero Energy Corp	140,895
	Unsecured Notes
	7.500% April 15, 2032
50,000	Valero Energy Corp	51,342
	Unsecured Notes
	6.875% April 15, 2012
40,000	Weatherford International Ltd	34,693
	Notes
	7.000% March 15, 2038
100,000	Weatherford International Ltd	89,781
	Notes
	6.000% March 15, 2018
300,000	XTO Energy Inc	244,948
	Unsecured Notes
	6.375% June 15, 2038
105,000	XTO Energy Inc	93,168
	Senior Notes
	6.750% August 1, 2037
155,000	XTO Energy Inc	146,254
	Senior Notes
	6.250% August 1, 2017
		$4,841,197

PAPER & FOREST PRODUCTS --- 0.17%
50,000	NewPage Corp ‡	43,750
	Senior Subordinated Notes
	12.000% May 1, 2013
300,000	Weyerhaeuser Co	263,056
	Debentures
	7.375% March 15, 2032
		$306,806

PERSONAL LOANS --- 0.48%
200,000	American Express Co	194,641
	Notes
	4.750% June 17, 2009
400,000	American Express Credit Corp	368,659
	Unsecured Notes
	5.875% May 2, 2013
320,000	HSBC Finance Corp	314,655
	Unsecured Bonds
	4.750% April 15, 2010
		$877,955

PHARMACEUTICALS --- 0.25%
300,000	Eli Lilly & Co	291,339
	Bonds
	5.200% March 15, 2017
150,000	Pharmacia Corp	162,638
	Unsecured Debentures
	6.500% December 1, 2018
		$453,977

POLLUTION CONTROL --- 0.43%
750,000	Republic Services Inc	774,958
	Senior Unsecured Notes
	6.750% August 15, 2011
		$774,958

PRINTING & PUBLISHING --- 0.08%
100,000	Dex Media Inc **	46,000
	Step Bond 0% - 9.000%
	16.250% November 15, 2013
50,000	Idearc Inc	13,625
	Senior Notes
	8.000% November 15, 2016
50,000	MediMedia USA Inc *	49,000
	Senior Subordinated Notes
	11.375% November 15, 2014
75,000	Reader's Digest Association Inc	42,375
	Notes
	9.000% February 15, 2017
		$151,000

RAILROADS --- 0.68%
375,000	Burlington Northern Santa Fe Corp	359,417
	Unsecured Notes
	4.875% January 15, 2015
400,000	Norfolk Southern Corp	417,174
	Senior Unsecured Notes
	6.750% February 15, 2011
500,000	Union Pacific Corp	464,667
	Senior Notes
	4.875% January 15, 2015
		$1,241,258

REAL ESTATE --- 0.26%
300,000	AMB Property LP	290,214
	Notes
	6.300% June 1, 2013
50,000	Host Hotels & Resorts LP REIT	43,250
	Senior Notes
	6.875% November 1, 2014
50,000	Host Hotels & Resorts LP REIT	44,500
	Senior Notes
	7.125% November 1, 2013
100,000	Simon Property Group LP	88,580
	Notes
	6.125% May 30, 2018
		$466,544

RESTAURANTS --- 0.02%
50,000	NPC International Inc ‡	41,000
	Notes
	9.500% May 1, 2014
		$41,000

RETAIL --- 0.99%
50,000	AutoNation Inc ‡	43,500
	Company Guaranteed Notes
	7.000% April 15, 2014
100,000	Best Buy Co Inc *	101,075
	Notes
	6.750% July 15, 2013
400,000	Costco Wholesale Corp	409,230
	Senior Notes
	5.300% March 15, 2012
100,000	CVS Caremark Corp	93,449
	Senior Unsecured Notes
	5.750% June 1, 2017
50,000	Dollar General Corp	46,250
	Notes
	11.875% July 15, 2017
50,000	General Nutrition Center Inc †	41,625
	Senior Notes
	7.199% March 15, 2014
200,000	JC Penney Corp Inc	168,024
	Unsecured Notes
	5.750% February 15, 2018
75,000	Kroger Co	69,595
	Senior Notes
	6.900% April 15, 2038
225,000	Kroger Co	214,805
	Notes
	5.000% April 15, 2013
300,000	Target Corp	305,473
	Notes
	5.875% March 1, 2012
225,000	Wal-Mart Stores Inc	205,245
	Senior Notes
	6.200% April 15, 2038
100,000	Wal-Mart Stores Inc	98,150
	Senior Unsecured Notes
	4.250% April 15, 2013
		$1,796,421

SAVINGS & LOANS --- 0.00%
225,000	Washington Mutual Bank ††	281
	Subordinated Notes
	5.125% January 15, 2015
		$281

SPECIALIZED SERVICES --- 0.51%
50,000	AMR HoldCo/EmCare HoldCo Inc	52,375
	Notes
	10.000% February 15, 2015
100,000	ARAMARK Corp	94,000
	Notes
	8.500% February 1, 2015
50,000	ASG Consolidated LLC ‡ **	44,500
	Step Bond 0% - 11.500%
	12.950% November 1, 2011
50,000	Ceridian Corp *	41,250
	Senior Unsecured Notes
	11.250% November 15, 2015
50,000	Education Management LLC	40,000
	Company Guaranteed Notes
	10.250% June 1, 2016
50,000	First Data Corp *	39,250
	Company Guaranteed Notes
	9.875% September 24, 2015
50,000	Hertz Corp ‡	41,750
	Senior Subordinated Notes
	10.500% January 1, 2016
50,000	KAR Holdings Inc	38,500
	Notes
	10.000% May 1, 2015
50,000	Knowledge Learning Corp Inc *	44,250
	Company Guaranteed Notes
	7.750% February 1, 2015
100,000	Lamar Media Corp ‡	82,750
	Senior Subordinated Notes
	6.625% August 15, 2015
50,000	Lender Processing Services Inc *	48,750
	Unsecured Notes
	8.125% July 1, 2016
50,000	R H Donnelley Corp ‡	19,500
	Senior Discount Notes
	6.875% January 15, 2013
50,000	RSC Equipment Rental Inc ‡	37,875
	Senior Notes
	9.500% December 1, 2014
50,000	Sensus Metering Systems Inc	47,000
	Senior Subordinated Notes
	8.625% December 15, 2013
50,000	US Investigations Services Inc *	44,500
	Senior Notes
	10.500% November 1, 2015
200,000	Visant Holding Corp	183,500
	Senior Notes
	8.750% December 1, 2013
50,000	WDAC Subsidiary Corp *	25,000
	Senior Notes
	8.375% December 1, 2014
		$924,750

TELEPHONE & TELECOMMUNICATIONS --- 1.46%
50,000	ALLTELL Communications Inc *	57,000
	Senior Notes
	10.375% December 1, 2017
540,000	AT&T Inc	505,057
	Notes
	5.100% September 15, 2014
300,000	AT&T Wireless Services Inc	331,698
	Senior Unsecured Notes
	8.750% March 1, 2031
104,000	Digicel Group Ltd * ‡	87,360
	Senior Notes
	9.125% January 15, 2015
250,000	Embarq Corp	220,355
	Senior Unsecured Notes
	6.738% June 1, 2013
50,000	Fairpoint Communications Inc *	45,500
	Senior Notes
	13.125% April 1, 2018
50,000	Intelsat Bermuda Ltd	48,625
	Senior Notes
	11.250% June 15, 2016
175,000	Intelsat Intermediate Holding Co Ltd * **	140,000
	Step Bond 0% - 9.500%
	11.420% February 1, 2015
50,000	MetroPCS Wireless Inc	46,750
	Senior Notes
	9.250% November 1, 2014
50,000	Nextel Communications Inc	33,000
	Senior Notes
	7.375% August 1, 2015
75,000	Sprint Capital Corp	58,125
	Notes
	6.900% May 1, 2019
50,000	Sprint Nextel Corp	38,500
	Bonds
	6.000% December 1, 2016
280,000	Telecom Italia Capital SA	272,202
	Notes
	4.875% October 1, 2010
300,000	Telefonica Emisiones SAU	271,335
	Company Guaranteed Notes
	7.045% June 20, 2036
75,000	Verizon Communications Inc	69,256
	Notes
	6.100% April 15, 2018
200,000	Verizon Global Funding Corp	208,118
	Senior Unsubordinated Unsecured Notes
	7.250% December 1, 2010
50,000	Vodafone Group PLC	49,121
	Notes
	5.350% February 27, 2012
100,000	Vodafone Group PLC	88,890
	Global Notes
	5.625% February 27, 2017
50,000	West Corp ‡	36,000
	Senior Notes
	11.000% October 15, 2016
50,000	West Corp	38,000
	Senior Notes
	9.500% October 15, 2014
		$2,644,892

TOBACCO --- 0.34%
450,000	Philip Morris International Inc	415,950
	Unsecured Notes
	5.650% May 16, 2018
200,000	Reynolds American Inc	197,305
	Notes
	7.750% June 1, 2018
		$613,255

U.S. GOVERNMENTS --- 0.09%
150,000	United States of America ‡	158,273
	4.125% May 15, 2015
		$158,273

UTILITIES --- 0.06%
75,000	AmeriGas Partners LP	68,250
	Senior Unsecured Notes
	7.250% May 20, 2015
50,000	Southern Star Central Corp	45,875
	Senior Notes
	6.750% March 1, 2016
		$114,125

WHOLE LOAN --- 2.54%
3,664,979	Countrywide Home Loans	3,509,415
	Series 2007-17 Class 3A1
	6.750% October 25, 2037
1,212,685	Wells Fargo Mortgage Backed Securities Trust	1,109,229
	Series 2003-18 Class A1
	5.500% December 25, 2033
		$4,618,644

TOTAL BONDS --- 98.22%		$178,437,624
(Cost $185,880,279)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

3,240,000	International Bank for Reconstruction & Development	3,240,000
	0.050% October 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 1.78%		$3,240,000
(Cost $3,240,000)

TOTAL MAXIM FEDERATED BOND PORTFOLIO --- 100%		$181,677,624
(Cost $189,120,279)
Legend

*

The Maxim Federated Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2008 were $4,334,816, $3,609,1 47, and 1.99%, respectively.

†	Represents the current interest rate for variable rate security.
‡

A portion or all of the security is on loan at September 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.250%, to be repurchased on October 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $21,688,355.

§	Security is an agency note with maturity date and interest rate indicated.
**	Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2008.
††	Security in default at September 30, 2008.
‡‡	Security in bankruptcy at September 30, 2008.
REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios. Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock	$	$178,412,756	$25,000	$178,437,756
Short-Term Investments		3,240,000		3,240,000
Total Assets	$	$181,652,756	$25,000	$181,677,756

As of September 30, 2008, the Maxim Federated Bond Portfolio had 120 open US 5 Year Treasury Note, 50 open US 2 Year Treasury Note and 16 US Long Bond long futures contracts. The contracts expire in December 2008 and the Portfolio has recorded unrealized depreciation of $3,672, $782 and $4,000, respectively, for a total unrealized depreciation of $8,454.

At September 30, 2008, the U.S. Federal income tax cost basis was $189,124,227. The Maxim Federated Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,112,979 and gross depreciation of securities in which there was an excess of tax cost over value of $8,559,582, resulting in net depreciation of $7,446,603.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

COMMON STOCK

Shares		Value ($)

AIRLINES --- 1.98%
49,400	Air France-KLM	1,131,034
178,100	Deutsche Lufthansa AG	3,481,548
		$4,612,582

AUTO PARTS & EQUIPMENT --- 1.04%
31,140	Hyundai Mobis	2,412,114
		$2,412,114

AUTOMOBILES --- 4.08%
700,100	Nissan Motor Co Ltd	4,733,924
74,900	Renault SA	4,773,317
		$9,507,241

CHEMICALS --- 8.00%
170,000	BASF SE	8,104,982
50,400	Koninklijke DSM NV	2,383,896
694,000	Mitsubishi Chemical Holdings Corp	3,668,308
346,000	Mitsui Chemicals Inc	1,525,363
23,900	Solvay SA	2,933,710
		$18,616,259

COMMUNICATIONS - EQUIPMENT --- 1.12%
275,000	Telefonaktiebolaget LM Ericsson	2,611,618
		$2,611,618

COMPUTER HARDWARE & SYSTEMS --- 1.46%
603,000	Fujitsu Ltd	3,390,049
		$3,390,049

COMPUTER SOFTWARE & SERVICES --- 0.50%
557,400	Deutsche Bank London AG/Asustek Computer Inc (warrants) *	1,162,736
		$1,162,736

DISTRIBUTORS --- 1.40%
49,400	Mitsubishi Corp	1,030,491
180,000	Mitsui & Co Ltd	2,234,578
		$3,265,069

ELECTRIC COMPANIES --- 2.52%
81,000	E.ON AG	4,077,276
73,100	Tokyo Electric Power Co Inc	1,798,584
		$5,875,860

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 1.45%
1,127,600	Citigroup Global Markets Holdings Inc/AU Optronics Corp (warrants) * †	1,324,930
472,000	Toshiba Corp	2,058,516
		$3,383,446

ELECTRONICS - SEMICONDUCTOR --- 3.34%
9,017,847	Deutsche Bank AG London/United Microelectronics Inc (warrants) * †	2,867,675
145,800	Hynix Semiconductor Inc *	2,415,988
5,460	Samsung Electronics Co Ltd	2,502,066
		$7,785,729

FINANCIAL SERVICES --- 6.04%
125,300	Credit Suisse Group AG	5,851,757
102,500	Deutsche Bank AG (registered)	7,332,527
141,800	Fortis	876,036
		$14,060,320

FOOD & BEVERAGES --- 1.12%
205,900	Associated British Foods PLC	2,616,504
		$2,616,504

FOREIGN BANKS --- 16.39%
972,000	Barclays PLC	5,779,470
70,500	BNP Paribas SA	6,729,736
313,560	Credit Agricole SA	6,039,102
1,528,500	HBOS PLC	3,470,645
48,300	Kookmin Bank	2,158,266
1,817,245.05	Royal Bank of Scotland Group PLC	5,865,526
54,743	Societe Generale	4,917,534
509	Sumitomo Mitsui Financial Group Inc	3,191,259
		$38,151,538

GOLD, METALS & MINING --- 6.18%
35,100	Antofagasta PLC	255,609
61,724	ArcelorMittal	3,124,195
69,300	Companhia Vale do Rio Doce sponsored ADR	1,226,610
109,900	JFE Holdings Inc	3,408,677
126,600	Kazakhmys PLC	1,334,118
214,050	MMC Norilsk Nickel ADR	2,987,995
65,770	Xstrata PLC	2,052,075
		$14,389,279

HOUSEHOLD GOODS --- 0.98%
208,000	Sharp Corp	2,272,827
		$2,272,827

INSURANCE RELATED --- 8.87%
54,800	Allianz SE	7,512,966
431,962	Aviva PLC	3,759,242
54,800	Fondiaria-Sai SpA	1,293,487
177,100	ING Groep NV	3,796,623
28,500	Munich Re AG (registered)	4,299,067
		$20,661,385

OIL & GAS --- 18.48%
4,756,000	China Petroleum & Chemical Corp	3,753,588
181,800	Eni SpA	4,818,790
85,550	LUKOIL sponsored ADR	5,136,747
142,200	Petro-Canada	4,729,979
377,600	Royal Dutch Shell PLC *	11,124,896
212,650	StatoilHydro ASA	5,053,275
138,600	Total SA	8,419,920
		$43,037,195

PAPER & FOREST PRODUCTS --- 0.93%
221,300	Stora Enso OYJ Class R	2,162,340
		$2,162,340

PERSONAL LOANS --- 1.60%
29,650	ORIX Corp	3,712,419
		$3,712,419

PHARMACEUTICALS --- 4.11%
139,200	GlaxoSmithKline PLC	3,016,676
99,700	Sanofi-Aventis SA	6,554,814
		$9,571,490

PRINTING & PUBLISHING --- 1.07%
55,200	Lagardere SCA	2,488,208
		$2,488,208

RETAIL --- 1.62%
326,000	Koninklijke Ahold NV	3,765,853
		$3,765,853

TELEPHONE & TELECOMMUNICATIONS --- 4.81%
628,500	China Netcom Group Corp (Hong Kong) Ltd	1,391,783
626	Nippon Telegraph & Telephone Corp	2,794,118
1,736,900	Telecom Italia SpA	2,584,979
2,010,112	Vodafone Group PLC	4,439,171
		$11,210,051

TRANSPORTATION --- 0.91%
245,000	Mitsui OSK Lines Ltd	2,128,647
		$2,128,647

TOTAL COMMON STOCK --- 100.00%		$232,850,759
(Cost $304,708,159)

TOTAL MAXIM BERNSTEIN INTERNATIONAL EQUITY PORTFOLIO --- 100%		$232,850,759
(Cost $304,708,159)

Legend

*	Non-income Producing Security
†

The Maxim Bernstein International Equity Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value, and percent of net assets of these restricted securities held at September 30, 2008 were $8,210,656, $4,192,605 and 1.76%, respectively.

ADR	American Depository Receipt

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock	$229,983,084	$	$	$229,983,084
Derivatives	2,867,675			2,867,675
Total Assets	$232,850,759	$	$	$232,850,759

As of September 30, 2008, the Maxim Bernstein International Equity Portfolio had 40 open DJ Euro Stoxx 50 Index long futures contracts. The contracts expire in December 2008 and the Portfolio has recorded unrealized depreciation of $31,872.

At September 30, 2008, the U.S. Federal income tax cost basis was $304,708,159. The Maxim Bernstein International Equity Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $8,701,365 and gross depreciation of securities in which there was an excess of tax cost over value of $80,558,765, resulting in net depreciation of $71,857,400.

See Summary of Investments by Country following the Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM BERNSTEIN INTERNATIONAL PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY

SEPTEMBER 30, 2008

UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Belgium	3,809,746	1.64%
Brazil	1,226,610	0.53%
Canada	4,729,979	2.03%
China	3,753,588	1.61%
Finland	2,162,340	0.93%
France	41,053,665	17.63%
Germany	34,808,366	14.95%
Hong Kong	1,391,783	0.60%
Italy	8,697,256	3.74%
Japan	37,947,760	16.30%
Luxembourg	4,449,125	1.91%
Netherlands	9,946,372	4.27%
Norway	5,053,275	2.17%
Russia	8,124,742	3.49%
South Korea	9,488,434	4.07%
Sweden	2,611,618	1.12%
Switzerland	5,851,757	2.51%
Taiwan	1,162,736	0.50%
United Kingdom	46,581,607	20.00%
	232,850,759	100.00%

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 2.68%
52,294	Boeing Co	2,999,061
28,097	General Dynamics Corp	2,068,501
8,838	Goodrich Corp	367,661
52,597	Honeywell International Inc	2,185,405
8,618	L-3 Communications Holdings Inc	847,322
23,532	Lockheed Martin Corp	2,580,755
23,882	Northrop Grumman Corp	1,445,816
9,837	Precision Castparts Corp	774,959
29,469	Raytheon Co	1,576,886
11,244	Rockwell Collins Inc	540,724
68,123	United Technologies Corp	4,091,467
		$19,478,557

AGRICULTURE --- 0.14%
45,490	Archer-Daniels-Midland Co	996,686
		$996,686

AIR FREIGHT --- 1.01%
12,041	CH Robinson Worldwide Inc *	613,610
15,036	Expeditors International of Washington Inc *	523,854
21,984	FedEx Corp †	1,737,615
71,221	United Parcel Service Inc Class B	4,479,089
		$7,354,168

AIRLINES --- 0.10%
51,811	Southwest Airlines Co *	751,778
		$751,778

AUTO PARTS & EQUIPMENT --- 0.21%
17,001	Goodyear Tire & Rubber Co * ‡	260,285
41,941	Johnson Controls Inc *	1,272,071
		$1,532,356

AUTOMOBILES --- 0.17%
159,763	Ford Motor Co * ‡	830,768
39,976	General Motors Corp *	377,773
		$1,208,541

BANKS --- 2.95%
38,819	BB&T Corp *	1,467,358
10,623	Comerica Inc	348,328
40,781	Fifth Third Bancorp *	485,294
14,229.42	First Horizon National Corp *	133,187
25,829	Huntington Bancshares Inc *	206,374
34,911	KeyCorp *	416,837
5,451	M&T Bank Corp *	486,502
18,310	Marshall & Ilsley Corp *	368,947
53,767	National City Corp *	94,092
24,498	PNC Financial Services Group	1,830,001
49,065	Regions Financial Corp *	471,024
24,984	SunTrust Banks Inc	1,124,030
123,085	US Bancorp *	4,433,522
152,489	Wachovia Corp *	533,712
233,778	Wells Fargo & Co †	8,773,688
8,102	Zions Bancorp *	313,547
		$21,486,443

BIOTECHNOLOGY --- 1.99%
74,737	Amgen Inc ‡	4,429,662
20,487	Biogen Idec Inc ‡	1,030,291
32,172	Celgene Corp ‡	2,035,844
18,981	Genzyme Corp ‡	1,535,373
65,009	Gilead Sciences Inc ‡	2,963,110
3,921	Millipore Corp ‡	269,765
8,418	PerkinElmer Inc	210,198
29,632	Thermo Fisher Scientific Inc ‡	1,629,760
6,983	Waters Corp ‡	406,271
		$14,510,274

BROADCAST/MEDIA --- 2.26%
47,996	CBS Corp	699,782
206,172	Comcast Corp	4,047,156
40,762	DIRECTV Group Inc ‡	1,066,742
162,197	News Corp	1,944,742
6,357	Scripps Networks Interactive Inc *	230,823
253,098	Time Warner Inc	3,318,115
43,856	Viacom Inc ‡	1,089,383
132,550	Walt Disney Co	4,067,959
		$16,464,702

BUILDING MATERIALS --- 0.14%
25,412	Masco Corp	455,891
7,789	Vulcan Materials Co *	580,281
		$1,036,172

CHEMICALS --- 2.01%
15,001	Air Products & Chemicals Inc	1,027,419
3,986	Ashland Inc	116,551
4,011	CF Industries Holdings Inc	366,846
65,368	Dow Chemical Co	2,077,395
5,406	Eastman Chemical Co	297,654
12,429	Ecolab Inc	603,055
63,730	EI du Pont de Nemours & Co	2,568,319
7,947	Hercules Inc	157,271
5,556	International Flavors & Fragrances Inc	219,240
38,855	Monsanto Co	3,845,868
11,629	PPG Industries Inc	678,203
22,249	Praxair Inc *	1,596,143
8,763	Rohm & Haas Co	613,410
8,907	Sigma-Aldrich Corp	466,905
		$14,634,279

COMMUNICATIONS - EQUIPMENT --- 2.59%
6,357	CIENA Corp * ‡	64,079
417,309	Cisco Systems Inc ‡	9,414,491
111,446	Corning Inc	1,743,015
9,475	Harris Corp	437,745
15,107	JDS Uniphase Corp ‡	127,805
38,381	Juniper Networks Inc ‡	808,688
160,042	Motorola Inc	1,142,700
115,922	QUALCOMM Inc	4,981,168
28,069	Tellabs Inc ‡	113,960
		$18,833,651

COMPUTER HARDWARE & SYSTEMS --- 4.37%
62,589	Apple Computer Inc ‡	7,113,866
123,133	Dell Inc ‡	2,029,232
146,285	EMC Corp ‡	1,749,569
173,014	Hewlett-Packard Co †	8,000,167
95,745	International Business Machines Corp †	11,198,335
6,231	Lexmark International Group Inc Class A * ‡	202,944
23,135	NetApp Inc ‡	421,751
9,246	QLogic Corp * ‡	142,019
15,890	Sandisk Corp * ‡	310,649
53,175	Sun Microsystems Inc * ‡	404,130
12,575	Teradata Corp ‡	245,212
		$31,817,874

COMPUTER SOFTWARE & SERVICES --- 5.30%
37,464	Adobe Systems Inc ‡	1,478,704
11,920	Akamai Technologies Inc ‡	207,885
15,884	Autodesk Inc * ‡	532,908
13,420	BMC Software Inc ‡	384,215
27,830	CA Inc	555,487
12,895	Citrix Systems Inc ‡	325,728
20,596	Cognizant Technology Solutions Corp ‡	470,207
17,983	Compuware Corp ‡	174,255
77,161	eBay Inc ‡	1,726,863
22,521	Electronic Arts Inc ‡	833,052
14,781	Expedia Inc ‡	223,341
16,885	Google Inc ‡	6,762,780
22,653	Intuit Inc ‡	716,061
554,757	Microsoft Corp †	14,806,464
24,347	Novell Inc ‡	125,144
276,831	Oracle Corp ‡	5,622,438
7,361	Salesforce.com Inc * ‡	356,272
59,274	Symantec Corp ‡	1,160,585
25,373	Unisys Corp ‡	69,776
13,630	VeriSign Inc * ‡	355,470
97,861	Yahoo! Inc ‡	1,692,995
		$38,580,630

CONGLOMERATES --- 3.16%
49,381	3M Co	3,373,216
702,815	General Electric Co †	17,921,782
17,561	Textron Inc	514,186
33,531	Tyco International Ltd	1,174,256
		$22,983,440

CONTAINERS --- 0.13%
6,820	Ball Corp	269,322
7,051	Bemis Co Inc	184,807
9,239	Pactiv Corp ‡	229,404
11,151	Sealed Air Corp	245,210
		$928,743

COSMETICS & PERSONAL CARE --- 0.23%
30,083	Avon Products Inc	1,250,550
8,136	Estee Lauder Cos	406,068
		$1,656,618

DISTRIBUTORS --- 0.18%
9,129	Fastenal Co *	450,881
11,410	Genuine Parts Co	458,796
4,569	WW Grainger Inc *	397,366
		$1,307,043

ELECTRIC COMPANIES --- 2.68%
11,906	Allegheny Energy Inc	437,784
14,867	Ameren Corp	580,259
28,414	American Electric Power Co Inc	1,052,170
19,305	Consolidated Edison Inc	829,343
40,958	Dominion Resources Inc *	1,752,183
11,513	DTE Energy Co	461,902
23,041	Edison International	919,336
13,555	Entergy Corp	1,206,531
46,438	Exelon Corp	2,907,948
21,567	FirstEnergy Corp	1,444,773
28,873	FPL Group Inc	1,452,312
5,420	Integrys Energy Group Inc *	270,675
14,250	Pepco Holdings Inc	326,467
25,350	PG&E Corp	949,357
7,121	Pinnacle West Capital Corp	245,034
26,458	PPL Corp	979,475
18,510	Progress Energy Inc	798,336
54,401	Southern Co *	2,050,374
15,007	TECO Energy Inc *	236,060
31,471	Xcel Energy Inc	629,105
		$19,529,424

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 0.91%
25,250	Agilent Technologies Inc ‡	748,915
12,482	Amphenol Corp	501,028
11,950	Applied Biosystems Inc	409,288
12,276	Cooper Industries Inc	490,426
54,804	Emerson Electric Co	2,235,455
4,118	Harman International Industries Inc	140,300
14,796	Jabil Circuit Inc *	141,154
15,951	MEMC Electronic Materials Inc ‡	450,775
10,081	Molex Inc *	226,319
10,260	Rockwell Automation Inc	383,108
33,334	Tyco Electronics Ltd	922,018
		$6,648,786

ELECTRONICS - SEMICONDUCTOR --- 2.16%
42,867	Advanced Micro Devices Inc * ‡	225,052
21,213	Altera Corp *	438,685
20,483	Analog Devices Inc	539,727
94,778	Applied Materials Inc	1,433,991
31,173	Broadcom Corp Class A ‡	580,753
397,174	Intel Corp †	7,439,069
12,248	KLA-Tencor Corp *	387,649
15,638	Linear Technology Corp *	479,461
45,435	LSI Logic Corp * ‡	243,532
12,994	Microchip Technology Inc *	382,413
53,753	Micron Technology Inc * ‡	217,700
13,764	National Semiconductor Corp	236,878
7,004	Novellus Systems Inc * ‡	137,559
39,274	NVIDIA Corp ‡	420,624
11,885	Teradyne Inc ‡	92,822
92,580	Texas Instruments Inc	1,990,470
19,520	Xilinx Inc	457,744
		$15,704,129

ENGINEERING & CONSTRUCTION --- 0.16%
12,664	Fluor Corp	705,385
8,658	Jacobs Engineering Group Inc ‡	470,216
		$1,175,601

FINANCIAL SERVICES --- 6.15%
14,605	American Capital Ltd *	372,573
15,308	Ameriprise Financial Inc	584,766
322,150	Bank of America Corp †	11,275,250
80,960	Bank of New York Mellon Corp	2,637,677
20,156	CIT Group Inc *	140,286
384,683	Citigroup Inc	7,889,848
4,741	CME Group Inc *	1,761,329
6,188	Federated Investors Inc Class B *	178,524
10,761	Franklin Resources Inc	948,367
5,313	IntercontinentalExchange Inc ‡	428,653
27,322	Invesco Ltd	573,216
11,294	Janus Capital Group Inc	274,218
260,006	JPMorgan Chase & Co †	12,142,280
10,014	Legg Mason Inc	381,133
13,919	Moody's Corp *	473,246
15,606	Northern Trust Corp	1,126,753
18,768	NYSE Euronext *	735,330
38,359	Sovereign Bancorp Inc *	151,518
30,523	State Street Corp	1,736,148
18,296	T Rowe Price Group Inc	982,678
		$44,793,793

FOOD & BEVERAGES --- 4.58%
50,798	Anheuser-Busch Co Inc	3,295,774
5,576	Brown-Forman Corp	400,413
14,939	Campbell Soup Co	576,645
140,444	Coca-Cola Co	7,426,679
22,361	Coca-Cola Enterprises Inc	374,994
31,963	ConAgra Foods Inc	622,000
13,678	Constellation Brands Inc ‡	293,530
10,725	Dean Foods Co ‡	250,536
23,789	General Mills Inc	1,634,780
11,704	Hershey Co *	462,776
22,091	HJ Heinz Co	1,103,887
17,682	Kellogg Co	991,960
107,260	Kraft Foods Inc	3,512,765
9,107	McCormick & Co Inc	350,164
10,633	Molson Coors Brewing Co Class B *	497,093
9,662	Pepsi Bottling Group Inc	281,840
110,632	PepsiCo Inc	7,884,743
49,872	Sara Lee Corp	629,883
42,549	SYSCO Corp	1,311,786
21,182	Tyson Foods Inc Class A	252,913
15,234	Wm Wrigley Jr Co	1,209,580
		$33,364,741

GOLD, METALS & MINING --- 1.07%
7,920	AK Steel Holding Corp	205,286
57,465	Alcoa Inc	1,297,560
7,104	Allegheny Technologies Inc *	209,923
12,941	CONSOL Energy Inc *	593,863
27,124	Freeport-McMoRan Copper & Gold Inc	1,541,999
5,956	Massey Energy Co *	212,451
32,248	Newmont Mining Corp	1,249,932
22,367	Nucor Corp	883,497
19,226	Peabody Energy Corp	865,170
5,998	Titanium Metals Corp *	68,017
8,321	United States Steel Corp	645,793
		$7,773,491

HEALTH CARE RELATED --- 1.97%
33,310	Aetna Inc	1,202,824
11,213	AmericsourceBergen Corp	422,170
25,372	Cardinal Health Inc	1,250,332
19,429	CIGNA Corp	660,197
10,456	Coventry Health Care Inc ‡	340,343
7,406	DaVita Inc ‡	422,216
17,445	Express Scripts Inc Class A ‡	1,287,790
11,939	Humana Inc ‡	491,887
12,840	IMS Health Inc	242,804
7,870	Laboratory Corp of America Holdings * ‡	546,965
19,481	McKesson Corp	1,048,273
35,746	Medco Health Solutions Inc ‡	1,608,570
6,425	Patterson Cos Inc ‡	195,384
11,188	Quest Diagnostics Inc	578,084
29,262	Tenet Healthcare Corp * ‡	162,404
86,024	UnitedHealth Group Inc	2,184,149
36,117	WellPoint Inc ‡	1,689,192
		$14,333,584

HOMEBUILDING --- 0.12%
8,696	Centex Corp	140,875
19,457	DR Horton Inc *	253,330
5,316	KB Home *	104,619
9,962	Lennar Corp *	151,323
15,059	Pulte Homes Inc	210,374
		$860,521

HOTELS/MOTELS --- 0.30%
30,886	Carnival Corp *	1,091,820
20,863	Marriott International Inc Class A	544,316
13,167	Starwood Hotels & Resorts Worldwide Inc	370,519
12,527	Wyndham Worldwide Corp	196,799
		$2,203,454

HOUSEHOLD GOODS --- 3.09%
4,245	Black & Decker Corp *	257,884
9,785	Clorox Co *	613,422
35,727	Colgate-Palmolive Co	2,692,030
10,598	Fortune Brands Inc	607,901
29,348	Kimberly-Clark Corp	1,902,924
11,336	Leggett & Platt Inc *	247,011
19,554	Newell Rubbermaid Inc	337,502
214,389	Procter & Gamble Co †	14,940,769
4,051	Snap-on Inc	213,326
5,557	Stanley Works	231,949
5,279	Whirlpool Corp *	418,572
		$22,463,290

INDEPENDENT POWER PRODUCER --- 0.02%
35,688	Dynegy Inc Class A ‡	127,763
		$127,763

INSURANCE RELATED --- 2.95%
33,646	AFLAC Inc	1,976,703
38,245	Allstate Corp	1,763,859
188,901	American International Group Inc	629,040
19,638	Aon Corp	882,925
8,378	Assurant Inc	460,790
25,478	Chubb Corp	1,398,742
11,464	Cincinnati Financial Corp	326,036
30,562	Genworth Financial Inc	263,139
21,311	Hartford Financial Services Group Inc	873,538
18,168	Lincoln National Corp	777,772
25,583	Loews Corp	1,010,273
36,242	Marsh & McLennan Cos Inc	1,151,046
13,812	MBIA Inc *	164,363
48,503	MetLife Inc	2,716,168
18,289	Principal Financial Group Inc	795,389
47,728	Progressive Corp	830,467
30,182	Prudential Financial Inc	2,173,104
6,160	Torchmark Corp *	368,368
41,734	Travelers Cos Inc	1,886,377
24,383	Unum Group	612,013
22,011	XL Capital Ltd Class A *	394,877
		$21,454,989

INVESTMENT BANK/BROKERAGE FIRM --- 1.41%
65,892	Charles Schwab Corp	1,713,192
37,940	E*TRADE Financial Corp * ‡	106,232
30,673	Goldman Sachs Group Inc	3,926,144
108,194	Merrill Lynch & Co Inc	2,737,308
78,334	Morgan Stanley	1,801,682
		$10,284,558

LEISURE & ENTERTAINMENT --- 0.24%
16,620	Harley-Davidson Inc *	619,926
8,891	Hasbro Inc *	308,696
21,852	International Game Technology	375,417
25,427	Mattel Inc	458,703
		$1,762,742

MACHINERY --- 1.66%
43,041	Caterpillar Inc	2,565,244
14,321	Cummins Inc	626,114
18,048	Danaher Corp	1,252,531
30,177	Deere & Co	1,493,761
13,255	Dover Corp	537,490
11,765	Eaton Corp	660,958
28,264	Illinois Tool Works Inc	1,256,335
22,477	Ingersoll-Rand Co	700,608
12,865	ITT Corp	715,423
9,185	Manitowoc Co Inc	142,827
25,654	PACCAR Inc *	979,726
8,472	Pall Corp	291,352
11,835	Parker-Hannifin Corp	627,255
6,847	Terex Corp ‡	208,970
		$12,058,594

MEDICAL PRODUCTS --- 2.32%
44,377	Baxter International Inc	2,912,463
17,197	Becton Dickinson & Co	1,380,231
106,009	Boston Scientific Corp ‡	1,300,730
35,448	Covidien Ltd	1,905,684
7,025	CR Bard Inc	666,462
11,278	Hospira Inc ‡	430,820
2,744	Intuitive Surgical Inc ‡	661,249
79,699	Medtronic Inc	3,992,920
24,157	St Jude Medical Inc ‡	1,050,588
17,480	Stryker Corp	1,089,004
8,826	Varian Medical Systems Inc ‡	504,229
15,914	Zimmer Holdings Inc ‡	1,027,408
		$16,921,788

MISCELLANEOUS --- 0.08%
12,526	Leucadia National Corp *	569,181
		$569,181

OFFICE EQUIPMENT & SUPPLIES --- 0.21%
7,531	Avery Dennison Corp *	334,979
14,684	Pitney Bowes Inc	488,390
61,619	Xerox Corp	710,467
		$1,533,836

OIL & GAS --- 12.97%
33,099	Anadarko Petroleum Corp	1,605,632
23,637	Apache Corp	2,464,866
21,791	Baker Hughes Inc	1,319,227
20,747	BJ Services Co	396,890
7,312	Cabot Oil & Gas Corp Class A	264,256
15,372	Cameron International Corp * ‡	592,437
36,814	Chesapeake Energy Corp	1,320,150
145,166	Chevron Corp †	11,973,292
107,366	ConocoPhillips	7,864,560
31,246	Devon Energy Corp	2,849,635
49,493	El Paso Corp *	631,531
10,142	ENSCO International Inc	584,483
17,595	EOG Resources	1,574,049
366,959	Exxon Mobil Corp †	28,498,036
61,940	Halliburton Co	2,006,237
19,991	Hess Corp	1,640,861
49,837	Marathon Oil Corp	1,987,001
13,448	Murphy Oil Corp	862,555
19,779	Nabors Industries Ltd * ‡	492,893
29,519	National-Oilwell Inc ‡	1,482,739
19,033	Noble Corp	835,549
12,199	Noble Energy Inc	678,142
57,728	Occidental Petroleum Corp	4,066,938
8,449	Pioneer Natural Resources Co *	441,714
10,956	Range Resources Corp *	469,684
7,962	Rowan Cos Inc	243,239
84,771	Schlumberger Ltd	6,619,767
15,258	Smith International Inc	894,729
24,225	Southwestern Energy Co ‡	739,831
43,419	Spectra Energy Corp	1,033,372
8,260	Sunoco Inc *	293,891
9,708	Tesoro Corp *	160,085
22,553	Transocean Inc	2,477,222
36,931	Valero Energy Corp	1,119,009
48,095	Weatherford International Ltd ‡	1,209,108
40,708	Williams Cos Inc	962,744
38,808	XTO Energy Inc	1,805,348
		$94,461,702

PAPER & FOREST PRODUCTS --- 0.27%
30,193	International Paper Co	790,453
12,056	MeadWestvaco Corp	281,025
14,942	Weyerhaeuser Co *	905,186
		$1,976,664

PERSONAL LOANS --- 0.83%
81,885	American Express Co	2,901,185
26,560	Capital One Financial Corp *	1,354,560
33,826	Discover Financial Services	467,475
5,111	MasterCard Inc *	906,334
32,999	SLM Corp ‡	407,208
		$6,036,762

PHARMACEUTICALS --- 6.59%
108,925	Abbott Laboratories	6,271,901
21,726	Allergan Inc *	1,118,889
7,693	Barr Laboratories Inc ‡	502,353
139,828	Bristol-Myers Squibb Co	2,915,414
70,695	Eli Lilly & Co	3,112,701
21,511	Forest Laboratories Inc ‡	608,331
197,444	Johnson & Johnson †	13,678,920
17,411	King Pharmaceuticals Inc ‡	166,797
151,356	Merck & Co Inc	4,776,795
21,490	Mylan Laboratories Inc * ‡	245,416
476,243	Pfizer Inc †	8,781,921
114,814	Schering-Plough Corp *	2,120,615
7,388	Watson Pharmaceuticals Inc ‡	210,558
94,225	Wyeth	3,480,672
		$47,991,283

PHOTOGRAPHY/IMAGING --- 0.04%
20,349	Eastman Kodak Co *	312,968
		$312,968

POLLUTION CONTROL --- 0.19%
23,898	Allied Waste Industries Inc ‡	265,507
34,673	Waste Management Inc	1,091,853
		$1,357,360

PRINTING & PUBLISHING --- 0.24%
16,067	Gannett Co Inc *	271,693
22,424	McGraw-Hill Cos Inc *	708,823
2,551	Meredith Corp *	71,556
8,192	New York Times Co *	117,064
14,816	RR Donnelley & Sons Co	363,436
424	Washington Post Co Class B *	236,066
		$1,768,638

RAILROADS --- 1.06%
19,949	Burlington Northern Santa Fe Corp	1,843,886
28,796	CSX Corp	1,571,397
26,499	Norfolk Southern Corp	1,754,499
36,005	Union Pacific Corp	2,562,116
		$7,731,898

REAL ESTATE --- 1.31%
6,037	Apartment Investment & Management Co REIT *	211,416
5,458	AvalonBay Communities Inc REIT	537,176
8,460	Boston Properties Inc REIT *	792,364
12,147	CB Richard Ellis Group Inc * ‡	162,405
8,516	Developers Diversified Realty Corp REIT *	269,872
19,155	Equity Residential REIT	850,674
16,043	General Growth Properties Inc REIT	242,249
17,766	HCP Inc REIT *	712,950
36,690	Host Hotels & Resorts Inc REIT	487,610
16,025	Kimco Realty Corp REIT	591,963
12,072	Plum Creek Timber Co Inc REIT *	601,910
18,568	ProLogis REIT	766,301
8,876	Public Storage REIT	878,813
15,891	Simon Property Group Inc REIT *	1,541,427
9,697	Vornado Realty Trust REIT	881,942
		$9,529,072

RESTAURANTS --- 0.97%
9,890	Darden Restaurants Inc	283,151
79,487	McDonald's Corp	4,904,348
51,596	Starbucks Corp ‡	767,232
33,133	Yum! Brands Inc	1,080,467
		$7,035,198

RETAIL --- 5.37%
6,157	Abercrombie & Fitch Co	242,894
22,565	Amazon.com Inc ‡	1,641,829
7,591	AutoNation Inc * ‡	85,323
2,971	AutoZone Inc ‡	366,443
18,391	Bed Bath & Beyond Inc * ‡	577,661
23,852	Best Buy Co Inc	894,450
5,799	Big Lots Inc * ‡	161,386
30,739	Costco Wholesale Corp	1,995,883
101,372	CVS Caremark Corp	3,412,182
3,996	Dillard's Inc *	47,153
9,865	Family Dollar Stores Inc	233,800
11,561	GameStop Corp ‡	395,502
33,135	Gap Inc	589,140
119,975	Home Depot Inc	3,106,153
15,700	JC Penney Co Inc *	523,438
21,499	Kohl's Corp ‡	990,674
46,282	Kroger Co	1,271,829
20,142	Limited Brands Inc	348,859
103,538	Lowe's Cos Inc	2,452,815
29,691	Macy's Inc	533,844
11,244	Nordstrom Inc *	324,052
19,408	Office Depot Inc ‡	112,955
9,242	RadioShack Corp	159,702
30,772	Safeway Inc	729,912
4,016	Sears Holding Corp * ‡	375,496
6,995	Sherwin-Williams Co	399,834
50,228	Staples Inc *	1,130,130
14,964	SUPERVALU Inc	324,719
53,344	Target Corp *	2,616,523
8,751	Tiffany & Co *	310,835
29,638	TJX Cos Inc	904,552
69,936	Walgreen Co	2,165,219
158,421	Wal-Mart Stores Inc †	9,487,834
9,889	Whole Foods Market Inc *	198,077
		$39,111,098

SAVINGS & LOANS --- 0.10%
36,672	Hudson City Bancorp Inc	676,598
5,381	MGIC Investment Corp *	37,829
		$714,427

SHOES --- 0.25%
27,705	NIKE Inc Class B	1,853,465
		$1,853,465

SPECIALIZED SERVICES --- 1.18%
6,872	Affiliated Computer Services Inc Class A ‡	347,929
7,532	Apollo Group Inc ‡	446,648
35,972	Automatic Data Processing Inc	1,537,803
9,328	Cintas Corp	267,807
10,719	Computer Sciences Corp ‡	430,797
8,595	Convergys Corp ‡	127,034
9,050	Equifax Inc	311,772
13,364	Fidelity National Information Services Inc	246,699
11,618	Fiserv Inc ‡	549,764
23,160	H&R Block Inc	526,890
33,657	Interpublic Group of Cos Inc * ‡	260,842
8,754	Monster Worldwide Inc * ‡	130,522
22,503	Omnicom Group Inc	867,716
22,683	Paychex Inc *	749,219
11,008	Robert Half International Inc	272,448
13,924	Total System Services Inc	228,354
51,488	Western Union Co	1,270,209
		$8,572,453

TELEPHONE & TELECOMMUNICATIONS --- 3.01%
27,812	American Tower Corp ‡	1,000,398
416,338	AT&T Inc †	11,624,157
7,209	CenturyTel Inc	264,210
10,066	Embarq Corp	408,176
22,280	Frontier Communications Corp *	256,220
104,847	Qwest Communications International Inc *	338,656
201,649	Sprint Nextel Corp	1,230,059
201,173	Verizon Communications	6,455,642
31,025	Windstream Corp *	339,413
		$21,916,931

TEXTILES --- 0.21%
23,779	Coach Inc ‡	595,426
5,850	Jones Apparel Group Inc	108,284
6,685	Liz Claiborne Inc	109,835
4,052	Polo Ralph Lauren Corp	270,025
6,184	VF Corp *	478,085
		$1,561,655

TOBACCO --- 1.65%
145,489	Altria Group Inc †	2,886,502
12,320	Lorillard Inc	876,568
145,641	Philip Morris International Inc	7,005,332
12,010	Reynolds American Inc	583,926
10,437	UST Inc	694,478
		$12,046,806

TRANSPORTATION --- 0.03%
3,990	Ryder System Inc	247,380
		$247,380

UTILITIES --- 0.82%
47,499	AES Corp ‡	555,263
24,113	CenterPoint Energy Inc	351,327
15,878	CMS Energy Corp *	197,999
12,583	Constellation Energy Group	305,767
89,347	Duke Energy Corp *	1,557,318
3,172	NICOR Inc *	140,678
19,365	NiSource Inc	285,827
35,926	Public Service Enterprise Group Inc	1,178,014
12,275	Questar Corp	502,293
17,438	Sempra Energy *	880,096
		$5,954,582

TOTAL COMMON STOCK --- 98.79%		$719,306,562
(Cost $714,739,348)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)
7,270,000	International Bank for Reconstruction & Development	7,270,000
	0.050% October 1, 2008
940,000	United States of America †	939,960
	1.540% October 2, 2008
600,000	Unites States of America †	599,238
	0.600% December 18, 2008

TOTAL SHORT-TERM INVESTMENTS --- 0.21%		$8,809,198
(Cost $8,809,198)

TOTAL MAXIM S&P 500 INDEX PORTFOLIO --- 100%		$728,115,760
(Cost $723,548,546)

Legend

*

A portion or all of the security is on loan at September 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.250%, to be repurchased on October 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $52,370,011.

†	Collateral or Segregated Assets for Futures
‡	Non-income Producing Security
REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.
The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock	$719,306,562	$		$	$719,306,562
Short-Term Investments			8,809,198		8,809,198
Total Assets	$719,306,562		$8,809,198	$	$728,115,760

As of September 30, 2008, the Maxim S&P 500 Index® Portfolio had 146 open S&P 500 Emini long futures contracts. The contracts expire in December 2008 and the Portfolio has recorded unrealized appreciation of $12,045.

At September 30, 2008, the U.S. Federal income tax cost basis was $726,601,840. The Maxim S&P 500 Index® Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $117,981,940 and gross depreciation of securities in which there was an excess of tax cost over value of $116,468,020, resulting in net appreciation of $1,513,920.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 0.20%
5,387	General Dynamics Corp	396,591
		$396,591

AGRICULTURE --- 1.43%
34,312	Bunge Ltd	2,167,832
21,395	Corn Products International Inc	690,631
		$2,858,463

AIRLINES --- 0.29%
40,456	Southwest Airlines Co	587,017
		$587,017

AUTO PARTS & EQUIPMENT --- 0.18%
7,960	Autoliv Inc	268,650
2,803	BorgWarner Inc	91,854
		$360,504

AUTOMOBILES --- 0.39%
63,913	Ford Motor Co *	332,348
38,194	Penske Automotive Group Inc	438,085
		$770,433

BANKS --- 5.77%
36,191	Bancorpsouth Inc	1,018,053
12,494	Bank of Hawaii Corp	667,804
7,830	BOK Financial Corp	379,050
1,589	Cathay General Bancorp	37,818
9,310	Comerica Inc	305,275
2,177	Commerce Bancshares Inc	101,013
10,393	Cullen/Frost Bankers Inc	623,580
12,335	Fifth Third Bancorp	146,787
474	First Citizens BancShares Inc	84,846
22,106	Huntington Bancshares Inc	176,627
105,842	Marshall & Ilsley Corp	2,132,716
5,350	PNC Financial Services Group	399,645
100,887	Regions Financial Corp	968,515
1,749	SunTrust Banks Inc	78,688
122,781	Synovus Financial Corp	1,270,783
20,821	UnionBanCal Corp	1,525,971
2,524	Wells Fargo & Co	94,726
32,121	Whitney Holding Corp	778,934
17,594	Wilmington Trust Corp	507,235
5,164	Zions Bancorp	199,847
		$11,497,913

BIOTECHNOLOGY --- 1.54%
2,375	Affymetrix Inc *	18,383
14,083	Biogen Idec Inc *	708,234
23,061	Gilead Sciences Inc *	1,051,120
17,248	Invitrogen Corp *	651,974
68,652	PDL BioPharma Inc	639,150
		$3,068,861

BROADCAST/MEDIA --- 2.80%
196,097	CBS Corp	2,859,095
16,744	DIRECTV Group Inc *	438,190
3,365	DISH Network Corp *	70,665
19,481	DreamWorks Animation SKG Inc *	612,677
11,588	Entercom Communications Corp	58,172
31,783	Hearst-Argyle Television Inc	709,714
1,242	Liberty Global Inc *	37,633
4,990	Scripps Networks Interactive Inc	181,187
30,862	Time Warner Inc	404,601
26,920	Virgin Media Inc	212,668
		$5,584,602

BUILDING MATERIALS --- 0.50%
30,084	Armstrong World Industries Inc	869,428
5,143	Owens Corning Inc *	122,969
		$992,397

CHEMICALS --- 2.29%
2,031	Airgas Inc	100,839
31,578	Ashland Inc	923,342
2,303	CF Industries Holdings Inc	210,632
36,783	Chemtura Corp	167,730
12,677	Cytec Industries Inc	493,262
2,831	Ferro Corp	56,903
16,775	FMC Corp	862,067
1,871	Lubrizol Corp	80,715
8,746	Minerals Technologies Inc	519,163
8,158	Mosaic Co	555,070
14,627	Terra Industries Inc	430,034
7,744	Westlake Chemical Corp	162,856
		$4,562,613

COMMUNICATIONS - EQUIPMENT --- 0.47%
118,850	Brocade Communications Systems Inc *	691,707
59,134	Tellabs Inc *	240,084
		$931,791

COMPUTER HARDWARE & SYSTEMS --- 1.42%
18,120	Lexmark International Group Inc Class A *	590,168
4,457	NetApp Inc *	81,251
20,211	QLogic Corp *	310,441
112,983	Seagate Technology	1,369,355
16,604	Sun Microsystems Inc *	126,190
18,186	Teradata Corp *	354,627
		$2,832,032

COMPUTER SOFTWARE & SERVICES --- 0.98%
13,267	Acxiom Corp	166,368
11,963	Adobe Systems Inc *	472,180
9,235	Advent Software *	325,349
8,164	Mentor Graphics Corp *	92,661
44,681	MPS Group Inc *	450,384
2,550	Salesforce.com Inc *	123,420
953	Sohu.com Inc *	53,130
3,346	SRA International Inc *	75,720
3,476	Sybase Inc *	106,435
3,561	VeriSign Inc *	92,871
		$1,958,518

CONTAINERS --- 1.42%
37,936	AptarGroup Inc	1,483,677
1,400	Ball Corp	55,286
20,602	Bemis Co Inc	539,978
929	Crown Holdings Inc *	20,633
25,090	Owens-Illinois Inc *	737,646
		$2,837,220

COSMETICS & PERSONAL CARE --- 0.33%
12,340	Herbalife Ltd	487,677
5,824	NBTY Inc *	171,924
		$659,601

DISTRIBUTORS --- 0.31%
15,524	Genuine Parts Co	624,220
		$624,220

ELECTRIC COMPANIES --- 6.72%
23,201	Alliant Energy Corp	747,304
13,632	Ameren Corp	532,057
58,476	American Electric Power Co Inc	2,165,366
5,522	DTE Energy Co	221,543
40,991	Edison International	1,635,541
29,822	Hawaiian Electric Industries Inc	868,118
50,809	Integrys Energy Group Inc	2,537,401
34,411	Northeast Utilities	882,642
77,782	OGE Energy Corp	2,401,908
4,566	Pinnacle West Capital Corp	157,116
3,705	Progress Energy Inc	159,797
2,955	Puget Energy Inc	78,899
4,299	TECO Energy Inc	67,623
20,832	Wisconsin Energy Corp	935,357
		$13,390,672

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 1.86%
12,294	Avnet Inc *	302,801
3,901	Emerson Electric Co	159,122
757	Hubbell Inc Class B	26,533
106,926	Ingram Micro Inc *	1,718,300
13,097	Jabil Circuit Inc	124,945
41,196	Tech Data Corp *	1,229,701
22,509	Vishay Intertechnology Inc *	149,010
		$3,710,412

ELECTRONICS - SEMICONDUCTOR --- 0.58%
39,431	Integrated Device Technology Inc *	306,773
2,252	Intersil Holding Corp	37,338
152,193	LSI Logic Corp *	815,755
		$1,159,866

FINANCIAL SERVICES --- 3.60%
18,970	Ameriprise Financial Inc	724,654
2,910	Bank of America Corp	101,850
6,774	Bank of New York Mellon Corp	220,697
3,910	BlackRock Inc	760,495
1,186	CME Group Inc	440,611
16,028	Eaton Vance Corp	564,666
2,756	Federated Investors Inc Class B	79,511
77,925	Invesco Ltd	1,634,867
24	Janus Capital Group Inc	583
4,764	JPMorgan Chase & Co	222,479
8,942	Legg Mason Inc	340,333
42,138	Moody's Corp	1,432,691
3,200	Northern Trust Corp	231,040
13,113	SEI Investments Co	291,109
1,325	T Rowe Price Group Inc	71,166
2,313	Webster Financial Corp	58,403
		$7,175,155

FOOD & BEVERAGES --- 3.24%
1,906	Brown-Forman Corp	136,870
12,550	Del Monte Foods Co	97,890
89,645	Dr Pepper Snapple Group Inc *	2,373,800
55,473	Hormel Foods Corp	2,012,560
1,865	Lancaster Colony Corp	70,236
27	Pepsi Bottling Group Inc	788
26,583	Smithfield Foods Inc *	422,138
113,244	Tyson Foods Inc Class A	1,352,133
		$6,466,415

GOLD, METALS & MINING --- 0.74%
17,235	Alpha Natural Resources Inc *	886,396
1,575	Arch Coal Inc	51,802
1,376	Foundation Coal Holdings Inc	48,958
12,640	Reliance Steel & Aluminum Co	479,941
		$1,467,097

HEALTH CARE RELATED --- 1.94%
22,496	AmericsourceBergen Corp	846,974
9,619	Community Health Systems Inc *	281,933
5,492	Kindred Healthcare Inc *	151,414
26,275	LifePoint Hospitals Inc *	844,479
1,351	Lincare Holdings Inc *	40,652
10,280	McKesson Corp	553,167
16,530	Medco Health Solutions Inc *	743,850
4,333	Universal Health Services Inc Class B	242,778
3,456	WellPoint Inc *	161,637
		$3,866,884

HOMEBUILDING --- 1.78%
13,039	Centex Corp	211,232
64,114	DR Horton Inc	834,764
6,417	MDC Holdings Inc	234,798
2,262	NVR Inc *	1,293,864
38,699	Toll Brothers Inc *	976,376
		$3,551,034

HOUSEHOLD GOODS --- 0.87%
2,792	Fortune Brands Inc	160,149
7,969	Furniture Brands International Inc	83,834
35,478	Leggett & Platt Inc	773,065
871	Snap-on Inc	45,867
8,527	Whirlpool Corp	676,106
		$1,739,021

INDEPENDENT POWER PRODUCER --- 0.65%
34,500	Dynegy Inc Class A *	123,510
46,995	NRG Energy Inc *	1,163,126
		$1,286,636

INSURANCE RELATED --- 9.76%
27,233	Ambac Financial Group Inc	63,453
1,766	American Financial Group Inc	52,097
42,828	Arch Capital Group Ltd *	3,127,728
2,507	Assurant Inc	137,885
25,541	Axis Capital Holdings Ltd	809,905
28,972	Cincinnati Financial Corp	823,964
1,942	Endurance Specialty Holdings Ltd	60,047
5,098	Everest Re Group Ltd	441,130
41,867	Fidelity National Title Group Inc	615,445
50,212	First American Financial Corp	1,481,254
34,722	Genworth Financial Inc	298,956
4,269	Hanover Insurance Group Inc	194,325
31,487	HCC Insurance Holdings Inc	850,149
43,312	Lincoln National Corp	1,854,187
18,067	Loews Corp	713,466
27,761	MetLife Inc	1,554,616
64,114	Old Republic International Corp	817,454
3,153	OneBeacon Insurance Group Ltd	66,686
25,273	PartnerRe Ltd	1,688,489
3,819	Philadelphia Consolidated Holding Corp *	223,679
2,326	Principal Financial Group Inc	101,158
91,361	Progressive Corp	1,589,681
6,360	Prudential Financial Inc	457,920
7,895	Reinsurance Group of America Inc	426,330
3,899	RenaissanceRe Holdings Ltd	202,748
9,913	Travelers Cos Inc	448,068
1,162	Unitrin Inc	28,980
3,078	Unum Group	77,258
10,270	WR Berkley Corp	241,859
		$19,448,917

INVESTMENT BANK/BROKERAGE FIRM --- 0.03%
2,211	Morgan Stanley	50,853
		$50,853

LEISURE & ENTERTAINMENT --- 0.66%
87,263	Brunswick Corp	1,116,093
3,129	Harley-Davidson Inc	116,712
4,186	Royal Caribbean Cruises Ltd	86,860
		$1,319,665

MACHINERY --- 2.65%
18,993	AGCO Corp *	809,291
16,480	Bucyrus International Inc	736,326
3,566	Flowserve Corp	316,554
6,705	Gardner Denver Inc *	232,798
7,517	Graco Inc	267,680
1,648	John Bean Technologies Corp *	20,864
9,090	Joy Global	410,323
12,545	Kennametal Inc	340,220
21,713	Lincoln Electric Holdings Inc	1,396,362
2,455	Terex Corp *	74,927
7,428	Timken Co	210,584
11,438	Trinity Industries Inc	294,300
1,547	Wabtec Corp	79,253
4,362	Western Digital Corp *	92,998
		$5,282,480

MEDICAL PRODUCTS --- 0.79%
17,206	Advanced Medical Optics Inc *	305,923
1,410	Covidien Ltd	75,802
762	Gen-Probe Inc *	40,424
35,655	Hill-Rom Holdings Inc	1,080,702
1,197	Varian Medical Systems Inc *	68,385
		$1,571,236

MISCELLANEOUS --- 0.76%
33,329	Leucadia National Corp	1,514,470
		$1,514,470

OFFICE EQUIPMENT & SUPPLIES --- 0.43%
21,416	Herman Miller Inc	524,050
12,907	HNI Corp	327,063
		$851,113

OIL & GAS --- 5.62%
20,811	BJ Services Co	398,114
4,900	Cabot Oil & Gas Corp Class A	177,086
36,527	Cimarex Energy Co	1,786,535
1,588	Encore Acquisition Co *	66,347
18,862	Exterran Holdings Inc *	602,830
6,927	FMC Technologies Inc *	322,452
1,941	Forest Oil Corp *	96,274
1,291	Helmerich & Payne Inc	55,758
4,612	Hercules Offshore Inc *	69,918
22,468	Noble Energy Inc	1,248,996
2,766	Oil States International Inc *	97,778
971	Overseas Shipholding Group Inc	56,619
39,696	Patterson-UTI Energy Inc	794,714
27,945	Pioneer Natural Resources Co	1,460,964
18,025	SEACOR SMIT Inc *	1,423,073
37,561	St Mary Land & Exploration Co	1,339,050
7,466	Sunoco Inc	265,640
310	Teekay Corp	8,178
7,226	Tesoro Corp	119,157
2,548	TETRA Technologies Inc *	35,290
10,607	Unit Corp *	528,441
7,732	W&T Offshore Inc	211,006
990	Walter Industries Inc	46,976
		$11,211,196

PAPER & FOREST PRODUCTS --- 1.92%
86,757	International Paper Co	2,271,299
26,079	MeadWestvaco Corp	607,901
32,243	Sonoco Products Co	956,972
		$3,836,172

PERSONAL LOANS --- 0.19%
7,548	Capital One Financial Corp	384,948
		$384,948

PHARMACEUTICALS --- 1.41%
10,027	Eli Lilly & Co	441,489
11,250	Endo Pharmaceuticals Holdings Inc *	225,000
33,635	Forest Laboratories Inc *	951,198
1,573	Johnson & Johnson	108,977
61,196	King Pharmaceuticals Inc *	586,258
1,865	Merck & Co Inc	58,859
24,323	Pfizer Inc	448,516
		$2,820,297

PRINTING & PUBLISHING --- 0.62%
2,047	Belo Corp Class A	12,200
3,785	EW Scripps Co	26,760
70,600	Gannett Co Inc	1,193,846
		$1,232,806

REAL ESTATE --- 11.92%
70,435	AMB Property Corp REIT	3,190,706
38,124	AvalonBay Communities Inc REIT	3,752,165
16,236	Boston Properties Inc REIT	1,520,664
151	Equity One Inc REIT	3,094
68,862	Equity Residential REIT	3,058,161
12,209	Essex Property Trust Inc REIT	1,444,691
10,107	Federal Realty Investment Trust REIT	865,159
15,843	General Growth Properties Inc REIT	239,229
22,526	HCP Inc REIT	903,968
28,377	Jones Lang LaSalle Inc	1,233,832
20,815	Kilroy Realty Corp REIT	994,749
19,997	Mack-Cali Realty Corp REIT	677,298
75,341	Nationwide Health Properties Inc REIT	2,710,769
3,406	Plum Creek Timber Co Inc REIT	169,823
20,259	ProLogis REIT	836,089
135	Rayonier Inc REIT	6,392
11,316	Realty Income Corp REIT	289,690
19,375	SL Green Realty Corp REIT	1,255,500
6,399	Taubman Centers Inc REIT	319,950
12,257	UDR Inc REIT	320,521
		$23,792,450

RESTAURANTS --- 1.10%
5,518	Chipotle Mexican Grill Inc *	306,194
15,348	McDonald's Corp	946,971
8,502	Panera Bread Co Class A *	432,752
15,318	Yum! Brands Inc	499,520
		$2,185,437

RETAIL --- 7.13%
69,936	Aeropostale Inc *	2,245,645
530	Amazon.com Inc *	38,563
43,594	Big Lots Inc *	1,213,221
75,664	BJ's Wholesale Club Inc *	2,940,303
24,526	Dollar Tree Inc *	891,765
47,187	Family Dollar Stores Inc	1,118,332
6,338	Foot Locker Inc	102,422
19,001	GameStop Corp *	650,024
4,260	HSN Inc *	46,903
60,673	Macy's Inc	1,090,901
28,298	Netflix Inc *	873,842
1,454	Rent-A-Center Inc *	32,395
18,473	Ross Stores Inc	679,991
1,679	Ruddick Corp	54,484
75,706	Safeway Inc	1,795,746
4,301	SUPERVALU Inc	93,332
4,260	Ticketmaster *	45,710
3,464	TJX Cos Inc	105,721
6,046	Urban Outfitters Inc *	192,686
		$14,211,986

SAVINGS & LOANS --- 1.37%
137,712	Hudson City Bancorp Inc	2,540,786
9,346	TFS Financial Corp	117,012
4,467	Washington Federal Inc	82,416
		$2,740,214

SPECIALIZED SERVICES --- 2.13%
9,325	Apollo Group Inc *	552,973
15,079	Broadridge Financial Solutions Inc	232,066
2,723	Cintas Corp	78,177
2,501	Computer Sciences Corp *	100,515
7,950	Copart Inc *	302,100
12,412	DST Systems Inc *	694,948
37,297	Fidelity National Information Services Inc	688,503
22,858	Genpact Ltd *	237,495
5,120	Kelly Services Inc Class A	97,536
4,634	Korn/Ferry International *	82,578
24,601	Manpower Inc	1,061,778
5,856	UTI Worldwide Inc	99,669
443	Western Union Co	10,929
		$4,239,267

TELEPHONE & TELECOMMUNICATIONS --- 1.64%
20,595	Amdocs Ltd *	563,891
29,718	AT&T Inc	829,726
10,184	Crown Castle International Corp *	295,030
19,232	Embarq Corp	779,858
12,596	Leap Wireless International Inc *	479,908
5,929	Sprint Nextel Corp	36,167
5,597	Verizon Communications	179,608
9,097	Windstream Corp	99,521
		$3,263,709

TEXTILES --- 0.63%
20,716	Coach Inc *	518,729
35,715	Jones Apparel Group Inc	661,084
1,869	Phillips-Van Heusen Corp	70,854
		$1,250,667

TOBACCO --- 1.09%
26,272	Lorillard Inc	1,869,253
4,513	Universal Corp	221,543
1,110	UST Inc	73,859
		$2,164,655

TRANSPORTATION --- 1.87%
21,946	Alexander & Baldwin Inc	966,282
40,772	JB Hunt Transport Services Inc	1,360,562
3,124	Landstar System Inc	137,643
2,228	Ryder System Inc	138,136
37,874	Werner Enterprises Inc	822,245
25,840	YRC Worldwide Inc *	309,046
		$3,733,914

UTILITIES --- 3.89%
65,272	Atmos Energy Corp	1,737,542
4,838	Constellation Energy Group	117,563
29,640	Duke Energy Corp	516,625
48,468	MDU Resources Group Inc	1,405,572
27,089	Sempra Energy	1,367,182
39,271	UGI Corp	1,012,406
57,078	Vectren Corp	1,589,622
		$7,746,512

WATER --- 0.09%
7,972	American Water Works Co Inc	171,398
		$171,398

TOTAL COMMON STOCK --- 100.00%		$199,360,330
(Cost $225,606,929)

TOTAL MAXIM MIDCAP VALUE --- 100%		$199,360,330
(Cost $225,606,929)
Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock	$199,360,330	$	$	$199,360,330
Total Assets	$199,360,330	$	$	$199,360,330

As of September 30, 2008, the Maxim MidCap Value Portfolio had 17 open S&P 500 Emini long futures contracts. The contracts expire in December 2008 and the Portfolio has recorded unrealized depreciation of $24,693.

At September 30, 2008, the U.S. Federal income tax cost basis was $226,246,016. The Maxim MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,169,790 and gross depreciation of securities in which there was an excess of tax cost over value of $31,055,476, resulting in net depreciation of $26,885,686.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 0.46%
2,900	Ceradyne Inc *	106,314
26,700	Cubic Corp	656,553
		$762,867

AGRICULTURE --- 0.30%
45,700	Darling International Inc *	507,727
		$507,727

AIRLINES --- 1.83%
6,700	AMR Corp *	65,794
51,300	Hawaiian Holdings Inc *	476,064
42,000	Republic Airways Holdings Inc *	427,980
103,600	SkyWest Inc	1,655,528
50,300	UAL Corp	442,137
		$3,067,503

AUTO PARTS & EQUIPMENT --- 1.24%
37,700	ATC Technology Corp *	894,998
5,600	Fuel Systems Solutions Inc *	192,920
3,000	Hawk Corp *	60,390
4,100	Midas Inc *	56,416
16,100	Standard Motor Products Inc	100,142
40,100	Superior Industries International Inc	768,316
		$2,073,182

BANKS --- 12.45%
9,800	1st Source Corp	230,300
15,200	Ameris Bancorp	225,720
4,300	Arrow Financial Corp	126,463
9,100	Bancfirst Corp	439,803
13,100	Bank of Granite Corp	30,523
3,000	Chemical Financial Corp	93,420
16,700	City Bank	260,520
13,900	City Holding Co	587,275
51,300	Community Bank System Inc	1,290,195
13,600	Community Trust Bancorp Inc	467,840
6,100	Financial Institutions Inc	122,061
207,900	First BanCorp	2,299,374
3,200	First Citizens BancShares Inc	572,800
57,800	First Commonwealth Financial Corp	778,566
2,100	First Community Bancshares Inc	78,792
56,200	First Financial Bancorp	820,520
20,800	First Financial Bankshares Inc	1,079,104
8,300	First Financial Corp	389,934
3,000	First Merchants Corp	68,400
71,800	First Midwest Bancorp Inc	1,740,432
8,200	FNB Corp	131,036
25,800	Frontier Financial Corp	346,494
9,100	Great Southern Bancorp Inc	116,025
9,000	Hancock Holding Co	459,000
8,400	Home Bancshares Inc	217,308
16,100	Horizon Financial Corp	146,188
18,300	Independent Bank Corp	570,411
12,900	Lakeland Bancorp Inc	150,801
2,900	MainSource Financial Group Inc	56,840
5,200	NBT Bancorp Inc	155,584
14,900	Old National Bancorp	298,298
6,700	Old Second Bancorp Inc	124,084
12,100	Oriental Financial Group Inc	216,106
900	Park National Corp	70,200
9,100	Peoples Bancorp Inc	198,107
64,300	Provident Bankshares Corp	624,353
8,400	S&T Bancorp Inc	309,372
6,700	Santander BanCorp	72,360
8,300	SCBT Financial Corp	312,080
5,600	Simmons First National Corp	199,360
7,000	Sterling Bancorp NY	101,220
10,900	Suffolk Bancorp	429,569
16,100	Sun Bancorp Inc *	218,155
8,300	SY Bancorp Inc	254,146
36,300	Trustmark Corp	752,862
10,300	UMB Financial Corp	540,956
7,000	Union Bankshares Corp	168,000
29,600	United Bankshares Inc	1,036,000
9,100	Washington Trust Bancorp Inc	242,060
19,600	WesBanco Inc	521,752
5,200	West Bancorp Inc	67,756
		$20,808,525

BIOTECHNOLOGY --- 0.80%
900	Bio Rad Labs Inc *	89,208
118,500	Enzon Pharmaceuticals Inc *	874,530
30,800	eResearchTechnology Inc *	366,828
		$1,330,566

BROADCAST/MEDIA --- 0.60%
38,700	Carmike Cinemas Inc	142,416
114,700	Emmis Communications Corp *	111,259
4,500	National CineMedia Inc	49,725
50,700	Sinclair Broadcast Group Inc	255,528
58,700	Warner Music Group Corp	446,120
		$1,005,048

BUILDING MATERIALS --- 2.03%
3,200	American Woodmark Corp	71,840
133,400	Comfort Systems USA Inc	1,782,224
22,400	Gibraltar Industries Inc	419,104
35,400	NCI Building Systems Inc *	1,123,950
		$3,397,118

CHEMICALS --- 1.34%
25,800	Ferro Corp	518,580
38,000	Innospec Inc	458,280
3,000	Minerals Technologies Inc	178,080
9,900	Olin Corp	192,060
19,600	Spartech Corp	194,040
23,700	Terra Industries Inc	696,780
		$2,237,820

COMMUNICATIONS - EQUIPMENT --- 2.30%
33,600	ADTRAN Inc	654,864
5,000	Anaren Inc *	50,750
8,100	Avocent Corp *	165,726
3,000	EMS Technologies Inc *	66,930
137,100	Emulex Corp *	1,462,857
39,300	Extreme Networks Inc *	132,441
26,100	InterDigital Inc *	627,705
14,700	Plantronics Inc	331,044
22,100	Powerwave Technologies Inc *	87,516
78,400	UTStarcom Inc *	264,208
		$3,844,041

COMPUTER HARDWARE & SYSTEMS --- 0.91%
41,400	Adaptec Inc *	135,792
61,900	QLogic Corp *	950,784
35,000	Rackable Systems Inc *	343,350
29,800	Silicon Storage Technology Inc *	97,148
		$1,527,074

COMPUTER SOFTWARE & SERVICES --- 4.91%
16,100	Actuate Corp *	56,350
71,800	CIBER Inc *	501,882
28,700	COMSYS IT Partners Inc *	278,964
41,400	Fair Isaac Co	954,270
8,300	Manhattan Associates Inc *	185,422
27,000	MAXIMUS Inc	994,680
94,200	ModusLink Global Solutions Inc *	905,262
10,000	NIC Inc	69,000
7,000	Quest Software Inc *	88,830
93,300	S1 Corp *	570,996
7,300	Sohu.com Inc *	406,975
61,100	SonicWALL Inc *	320,164
63,200	Sybase Inc *	1,935,184
36,000	TIBCO Software Inc *	263,520
46,600	Unisys Corp *	128,150
52,200	Vignette Corp *	560,628
		$8,220,277

CONGLOMERATES --- 0.71%
5,200	Standex International Corp	144,300
58,700	Tredegar Corp	1,044,273
		$1,188,573

CONTAINERS --- 0.07%
9,100	Myers Industries Inc	114,751
		$114,751

COSMETICS & PERSONAL CARE --- 0.26%
9,700	Omega Protein Corp *	114,072
36,000	Prestige Brands Holdings Inc *	319,680
		$433,752

DISTRIBUTORS --- 0.50%
8,700	Houston Wire & Cable Co	149,379
44,700	United Rentals Inc *	681,228
		$830,607

ELECTRIC COMPANIES --- 2.68%
62,200	Black Hills Corp	1,932,554
19,600	El Paso Electric Co *	411,600
27,400	Portland General Electric Co	648,284
51,300	UniSource Energy Corp	1,497,447
		$4,489,885

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 3.81%
6,300	AO Smith Corp	246,897
8,300	Coherent Inc *	295,065
61,700	CTS Corp	788,526
108,900	GrafTech International Ltd *	1,645,479
8,100	Insight Enterprises Inc *	108,621
74,600	Methode Electronics Inc Class A	666,924
18,300	MTS Systems Corp	770,430
4,800	Multi-Fineline Electronix Inc *	70,992
6,100	Park Electrochemical Corp	147,864
3,000	Plexus Corp *	62,100
5,000	RadiSys Corp *	43,000
114,000	Sanmina-SCI Corp *	159,600
24,900	Stoneridge Inc *	280,125
30,800	Woodward Governor Co	1,086,316
		$6,371,939

ELECTRONICS - SEMICONDUCTOR --- 2.82%
111,900	Amkor Technology Inc *	712,803
50,900	Cirrus Logic Inc *	277,405
18,600	Conexant Systems Inc *	74,586
32,200	Entegris Inc *	155,848
44,300	Integrated Silicon Solution Inc *	102,333
72,200	Micrel Inc	654,854
235,900	PMC-Sierra Inc *	1,750,378
15,800	Semtech Corp *	220,568
67,300	Silicon Image Inc *	359,382
17,000	Skywork Solutions Inc *	142,120
57,600	TriQuint Semiconductor Inc *	275,904
		$4,726,181

FINANCIAL SERVICES --- 1.01%
5,100	Asset Acceptance Capital Corp *	53,754
4,700	BlackRock Kelso Capital Corp	54,191
1,900	Capital Southwest Corp	269,895
15,800	Encore Capital Group Inc *	216,460
6,900	Harris & Harris Group Inc *	44,022
54,500	MCG Capital Corp	142,790
9,100	Medallion Financial Corp	95,277
9,300	NewStar Financial Inc *	75,237
32,600	PHH Corp *	433,254
33,500	Primus Guaranty Ltd *	87,770
8,800	Webster Financial Corp	222,200
		$1,694,850

FOOD & BEVERAGES --- 1.48%
3,000	Coca-Cola Bottling Co Consolidated	130,980
3,900	Farmer Bros Co	96,993
3,800	Imperial Sugar Co	51,452
37,300	Nash Finch Co	1,608,376
5,600	Ralcorp Holdings Inc *	377,496
40,300	Reddy Ice Holdings Inc	147,095
2,800	Synutra International Inc *	56,364
		$2,468,756

GOLD, METALS & MINING --- 1.55%
8,400	Compass Minerals International Inc	440,076
5,600	Schnitzer Steel Industries Inc	219,744
129,700	Worthington Industries Inc	1,937,718
		$2,597,538

HEALTH CARE RELATED --- 2.28%
32,300	Centene Corp *	662,473
8,300	Emergency Medical Services Corp *	248,004
42,900	Health Management Associates Inc Class A *	178,464
35,000	Lincare Holdings Inc *	1,053,150
47,000	Nektar Therapeutics *	168,730
22,400	Owens & Minor Inc	1,086,400
15,700	PharMerica Corp *	353,093
4,000	US Physical Therapy Inc *	69,440
		$3,819,754

HOMEBUILDING --- 2.23%
31,200	Beazer Homes USA Inc	186,576
66,200	M/I Homes Inc	1,508,036
9,800	Meritage Homes Corp *	242,060
365,600	Standard Pacific Corp	1,795,096
		$3,731,768

HOUSEHOLD GOODS --- 2.45%
104,500	American Greetings Corp	1,597,805
119,400	Blyth Industries Inc	1,353,996
20,500	Helen of Troy Ltd *	466,785
8,200	Hooker Furniture Corp	145,550
57,800	La-Z-Boy Inc	538,696
		$4,102,832

INSURANCE RELATED --- 7.17%
11,100	Allied World Assurance Co Holdings Ltd	394,272
84,400	American Equity Investment Life Holding Co	633,000
13,000	American Physicians Capital Inc	550,290
12,800	Amerisafe Inc *	232,960
103,300	Aspen Insurance Holdings Ltd	2,840,750
15,600	Endurance Specialty Holdings Ltd	482,352
9,100	FBL Financial Group Inc	253,799
8,300	FPIC Insurance Group Inc *	426,537
39,100	IPC Holdings Ltd	1,181,211
74,600	Montpelier Re Holdings Ltd	1,231,646
650	National Western Life Insurance Co Class A	157,346
70,300	Platinum Underwriters Holdings Ltd	2,494,244
23,900	Presidential Life Corp	377,381
20,400	Zenith National Insurance Corp	747,456
		$12,003,244

INVESTMENT BANK/BROKERAGE FIRM --- 1.65%
33,300	BGC Partners Inc	142,857
37,300	GFI Group Inc	175,683
137,100	Knight Capital Group Inc *	2,037,306
41,400	LaBranche & Co Inc *	186,300
11,100	SWS Group Inc	223,776
		$2,765,922

LEISURE & ENTERTAINMENT --- 1.67%
129,700	Callaway Golf Co	1,824,879
10,300	Polaris Industries Inc	468,547
9,800	RC2 Corp *	196,000
2,800	Steinway Musical Instruments Inc *	79,296
33,600	Sturm Ruger & Co Inc *	233,184
		$2,801,906

MACHINERY --- 3.42%
27,600	Blount International Inc *	307,188
3,900	Chart Industries Inc *	111,384
17,500	EnPro Industries Inc *	650,300
9,200	Gardner Denver Inc *	319,424
47,500	Mueller Industries Inc	1,092,975
16,600	Robbins & Myers Inc	513,438
53,100	Tecumseh Products Co Class A *	1,329,624
10,900	Titan Machinery Inc *	226,829
28,300	Wabash National Corp	267,435
17,700	Wabtec Corp	906,771
		$5,725,368

MEDICAL PRODUCTS --- 1.45%
53,100	Invacare Corp	1,281,834
3,900	Merit Medical Systems Inc *	73,203
8,700	Quidel Corp *	142,767
24,900	Steris Corp	935,742
		$2,433,546

OFFICE EQUIPMENT & SUPPLIES --- 0.71%
4,700	Herman Miller Inc	115,009
53,100	Knoll Inc	802,872
25,200	Steelcase Inc	270,900
		$1,188,781

OIL & GAS --- 2.35%
3,700	Clayton Williams Energy Inc *	260,961
49,000	Energy Partners Ltd *	424,830
7,400	GulfMark Offshore Inc *	332,112
10,000	HKN Inc *	78,800
3,900	Knightsbridge Tankers Ltd	103,233
8,000	McMoRan Exploration Co *	189,120
47,900	Newpark Resources Inc *	349,670
8,800	Stone Energy Corp *	372,504
106,400	VAALCO Energy Inc *	727,776
15,300	Whiting Petroleum Corp *	1,090,278
		$3,929,284

PAPER & FOREST PRODUCTS --- 0.36%
73,600	Buckeye Technologies Inc *	602,784
		$602,784

PERSONAL LOANS --- 0.05%
30,200	Advance America Cash Advance Centers Inc	90,298
		$90,298

PHARMACEUTICALS --- 1.17%
26,100	Depomed Inc *	95,265
45,100	Medicis Pharmaceutical Corp Class A	672,441
39,800	Noven Pharmaceuticals Inc *	464,864
35,400	Valeant Pharmaceuticals International *	724,638
		$1,957,208

POLLUTION CONTROL --- 0.34%
23,300	Tetra Tech Inc *	560,598
		$560,598

PRINTING & PUBLISHING --- 0.79%
88,500	Deluxe Corp	1,273,515
2,000	Scholastic Corp	51,360
		$1,324,875

REAL ESTATE --- 11.31%
14,000	Agree Realty Corp REIT	400,400
8,100	American Capital Agency Corp REIT	140,292
53,400	Anworth Mortgage Asset Corp REIT	316,128
6,100	BRT Realty Trust REIT	52,399
71,900	Capstead Mortgage Corp REIT	787,305
5,300	Care Investment Trust Inc REIT	60,844
33,200	Education Realty Trust Inc REIT	367,856
17,500	Equity One Inc REIT	358,575
45,700	Extra Space Storage Inc REIT	701,952
6,000	Hatteras Financial Corp REIT	139,200
41,000	Highwoods Properties Inc REIT	1,457,960
142,600	Inland Real Estate Corp REIT	2,237,394
70,800	Investors Real Estate Trust REIT	792,252
45,700	LTC Properties Inc REIT	1,339,924
20,500	Mid-America Apartment Communities Inc REIT	1,007,370
22,300	Mission West Properties Inc REIT	217,202
9,100	Monmouth Real Estate Investment Corp REIT	70,889
18,300	National Health Investors Inc REIT	625,494
113,800	Omega Healthcare Investors Inc REIT	2,237,308
20,500	Potlatch Corp REIT	950,995
7,600	PS Business Parks Inc REIT	437,760
20,500	Saul Centers Inc REIT	1,036,070
113,800	Senior Housing Properties Trust REIT	2,711,854
9,100	Urstadt Biddle Properties Inc REIT	170,625
25,100	U-Store-It Trust REIT	307,977
		$18,926,025

RESTAURANTS --- 0.55%
12,100	AFC Enterprises Inc *	87,846
28,900	CBRL Group Inc	760,070
27,300	Denny's Corp *	70,434
		$918,350

RETAIL --- 3.53%
34,100	Aeropostale Inc *	1,094,951
37,500	Barnes & Noble Inc	978,000
72,000	Big Lots Inc *	2,003,760
19,000	Blockbuster Inc *	38,950
9,200	Genesco Inc *	308,016
5,000	Jo-Ann Stores Inc *	104,900
7,900	Sally Beauty Co Inc *	67,940
30,100	Systemax Inc	423,206
67,100	Talbots Inc	879,010
		$5,898,733

SAVINGS & LOANS --- 2.52%
10,100	BankFinancial Corp	148,268
3,000	Berkshire Hills Bancorp Inc	96,000
47,500	Dime Community Bancshares	722,950
48,500	Doral Financial Corp *	529,620
7,100	ESSA Bancorp Inc	98,690
9,100	First Financial Holdings Inc	238,238
55,900	First Niagara Financial Group Inc	880,425
10,000	First Place Financial Corp	128,500
23,300	Flagstar Bancorp Inc	69,434
12,400	OceanFirst Financial Corp	224,688
26,700	TrustCo Bank Corp NY	312,657
9,100	Washington Federal Inc	167,895
9,900	WSFS Financial Corp	594,000
		$4,211,365

SHOES --- 0.12%
900	Deckers Outdoor Corp *	93,672
3,900	Wolverine World Wide Inc	103,233
		$196,905

SPECIALIZED SERVICES --- 3.23%
31,700	Albany Molecular Research Inc *	573,453
12,000	AMN Healthcare Services Inc *	210,840
3,900	Career Education Corp *	63,765
3,000	CDI Corp	66,990
114,100	CSG Systems International Inc *	2,000,173
18,200	Diamond Management & Technology Consultants Inc	85,358
14,100	Global Cash Access Holdings Inc *	71,346
20,000	Hackett Group Inc *	108,800
1,600	Heidrick & Struggles International Inc	48,240
7,500	Hudson Highland Group Inc *	52,125
5,000	ICF International Inc *	98,750
6,000	PRG-Schultz International Inc *	53,760
68,500	Spherion Corp *	333,595
9,100	Standard Parking Corp *	202,202
17,500	TNS Inc *	338,975
68,000	TrueBlue Inc *	1,098,880
		$5,407,252

TELEPHONE & TELECOMMUNICATIONS --- 2.14%
217,500	Cincinnati Bell Inc *	672,075
49,300	IDT Corp *	36,477
46,600	Iowa Telecommunications Services Inc	870,488
31,700	Premiere Global Services Inc *	445,702
16,700	Shenandoah Telecommunications Co	368,569
107,700	USA Mobility Inc	1,184,700
		$3,578,011

TEXTILES --- 0.33%
2,100	Cherokee Inc	46,158
22,400	Fuqi International Inc *	182,560
12,100	Jones Apparel Group Inc	223,971
7,100	Maidenform Brands Inc *	103,021
		$555,710

TOBACCO --- 0.50%
30,000	Alliance One International Inc *	114,000
14,700	Universal Corp	721,623
		$835,623

TRANSPORTATION --- 0.45%
18,500	Pacer International Inc	304,695
20,500	Werner Enterprises Inc	445,055
		$749,750

UTILITIES --- 2.58%
2,100	Chesapeake Utilities Corp	69,741
64,700	NICOR Inc	2,869,445
15,600	Northwest Natural Gas Co	811,200
11,100	Piedmont Natural Gas Co Inc	354,756
3,900	Southwest Gas Corp	118,014
3,600	Vectren Corp	100,260
		$4,323,416

TOTAL COMMON STOCK --- 99.41%		$166,337,888
(Cost $174,470,442)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

510,000	International Bank for Reconstruction & Development	510,000
	0.050% October 1, 2008
475,000	United States of America †	474,969
	0.030% December 18, 2008

TOTAL SHORT-TERM INVESTMENTS --- 0.28%		$984,969
(Cost $984,969)

TOTAL MAXIM SMALL-CAP VALUE --- 100%		$167,322,857
(Cost $175,455,411)

Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust
†	Collateral or Segregated Assets for Futures

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock	$166,337,888	$		$	$166,337,888
Short Term Investments			984,969		984,969
Total Assets	$166,337,888		$984,969	$	$167,322,857

As of September 30, 2008, the Maxim SmallCap Value Portfolio had 22 open Russell 2000 long futures contracts. The contracts expire in December 2008 and the Portfolio has recorded unrealized depreciation of $31,240.

At September 30, 2008, the U.S. Federal income tax cost basis was $175,754,224. The Maxim Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $10,589,321 and gross depreciation of securities in which there was an excess of tax cost over value of $19,020,688, resulting in net depreciation of $8,431,367.

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

COMMON STOCK

Shares		Value ($)

BANKS --- 4.32%
35,300	City National Corp	1,916,790
		$1,916,790

BIOTECHNOLOGY --- 4.02%
32,396	Thermo Fisher Scientific Inc * †	1,781,780
		$1,781,780

BROADCAST/MEDIA --- 3.62%
110,100	CBS Corp	1,605,258
		$1,605,258

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 3.53%
26,300	Anixter International Inc * †	1,565,113
		$1,565,113

FINANCIAL SERVICES --- 13.07%
15,300	Franklin Resources Inc	1,348,389
56,000	Janus Capital Group Inc	1,359,680
25,925	Northern Trust Corp	1,871,785
22,600	T Rowe Price Group Inc	1,213,846
		$5,793,700

FOOD & BEVERAGES --- 3.55%
73,400	Constellation Brands Inc * †	1,575,164
		$1,575,164

HEALTH CARE RELATED --- 5.62%
87,280	IMS Health Inc	1,650,465
12,100	Laboratory Corp of America Holdings * †	840,950
		$2,491,415

HOTELS/MOTELS --- 3.34%
41,900	Carnival Corp	1,481,165
		$1,481,165

HOUSEHOLD GOODS --- 9.46%
19,700	Black & Decker Corp *	1,196,775
29,200	Clorox Co	1,830,548
14,500	Energizer Holdings Inc * †	1,167,975
		$4,195,298

INSURANCE RELATED --- 4.17%
28,150	HCC Insurance Holdings Inc	760,050
3,100	Markel Corp †	1,089,650
		$1,849,700

LEISURE & ENTERTAINMENT --- 1.95%
50,400	International Game Technology	865,872
		$865,872

MACHINERY --- 1.48%
14,800	Illinois Tool Works Inc	657,860
		$657,860

MEDICAL PRODUCTS --- 4.07%
27,525	Baxter International Inc	1,806,466
		$1,806,466

OFFICE EQUIPMENT & SUPPLIES --- 3.59%
47,900	Pitney Bowes Inc	1,593,154
		$1,593,154

PRINTING & PUBLISHING --- 2.58%
67,650	Gannett Co Inc *	1,143,961
		$1,143,961

REAL ESTATE --- 5.90%
99,550	CB Richard Ellis Group Inc * †	1,330,983
29,600	Jones Lang LaSalle Inc	1,287,008
		$2,617,991

RESTAURANTS --- 1.76%
23,800	Yum! Brands Inc	777,866
		$777,866

RETAIL --- 3.05%
38,100	Tiffany & Co *	1,353,312
		$1,353,312

SPECIALIZED SERVICES --- 20.92%
45,380	Accenture Ltd	1,724,440
11,050	Dun & Bradstreet Corp	1,042,678
44,200	Equifax Inc *	1,522,690
39,575	Hewitt Associates Inc †	1,444,641
190,975	Interpublic Group of Cos Inc * †	1,480,056
36,900	Omnicom Group Inc	1,422,864
31,900	Sotheby's *	641,627
		$9,278,996

TOTAL COMMON STOCK --- 100.00%		$44,350,861
(Cost $48,230,099)

TOTAL MAXIM ARIEL MIDCAP VALUE PORTFOLIO --- 100%		$44,350,861
(Cost $48,230,099)

Legend

*

A portion or all of the security is on loan at September 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.250%, to be repurchased on October 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $12,514,782.

†	Non-income Producing Security

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock	$44,350,861	$	$	$44,350,861
Total Assets	$44,350,861	$	$	$44,350,861

At September 30, 2008, the U.S. Federal income tax cost basis was $49,266,040. The Maxim Ariel MidCap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,240,671 and gross depreciation of securities in which there was an excess of tax cost over value of $7,155,850, resulting in net depreciation of $4,915,179.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

COMMON STOCK

Shares		Value ($)

BANKS --- 10.31%
162,125	City National Corp *	8,803,388
230,200	PrivateBancorp Inc *	9,590,132
58,150	S&T Bancorp Inc *	2,141,664
		$20,535,184

BIOTECHNOLOGY --- 5.22%
104,800	Bio Rad Labs Inc †	10,387,776
		$10,387,776

BROADCAST/MEDIA --- 1.06%
2,813,725	Radio One Inc †	2,110,294
		$2,110,294

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 8.28%
158,450	Anixter International Inc * †	9,429,359
237,100	Littelfuse Inc †	7,048,983
		$16,478,342

FINANCIAL SERVICES --- 4.08%
334,800	Janus Capital Group Inc *	8,128,944
		$8,128,944

FOOD & BEVERAGES --- 3.76%
147,646	JM Smucker Co	7,484,176
		$7,484,176

HEALTH CARE RELATED --- 4.00%
421,600	IMS Health Inc	7,972,456
		$7,972,456

INSURANCE RELATED --- 10.79%
226,375	HCC Insurance Holdings Inc *	6,112,125
628,825	Horace Mann Educators Corp *	8,092,978
20,725	Markel Corp * †	7,284,837
		$21,489,940

MACHINERY --- 8.29%
707,175	Blount International Inc * †	7,870,858
278,350	IDEX Corp	8,634,417
		$16,505,275

OFFICE EQUIPMENT & SUPPLIES --- 13.75%
356,186	Acco Brands Corp * †	2,685,642
298,150	Brady Corp Class A *	10,518,732
139,400	Herman Miller Inc *	3,411,118
585,950	Interface Inc *	6,662,252
381,300	Steelcase Inc	4,098,975
		$27,376,719

PRINTING & PUBLISHING --- 4.81%
986,800	Lee Enterprises Inc *	3,453,800
759,375	McClatchy Co Class A *	3,341,250
99,100	Meredith Corp *	2,779,755
		$9,574,805

REAL ESTATE --- 4.51%
206,638	Jones Lang LaSalle Inc *	8,984,620
		$8,984,620

RESTAURANTS --- 2.98%
217,050	Bob Evans Farms Inc *	5,923,295
		$5,923,295

SPECIALIZED SERVICES --- 15.71%
1,797,550	BearingPoint Inc * †	934,726
253,775	Hewitt Associates Inc †	9,247,561
659,475	Interpublic Group of Cos Inc * †	5,110,931
227,331	Matthews International Corp Class A *	11,534,775
221,600	Sotheby's *	4,445,296
		$31,273,289

TOTAL COMMON STOCK --- 97.55%		$194,225,115
(Cost $241,304,292)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

4,885,000	International Bank for Reconstruction & Development	4,885,000
	0.050% October 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 2.45%		$4,885,000
(Cost $4,885,000)

TOTAL MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO --- 100%		$199,110,115
(Cost $246,189,292)

Legend

*

A portion or all of the security is on loan at September 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.250%, to be repurchased on October 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $61,783,861.

†	Non-income Producing Security

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock	$194,225,115	$		$	$194,225,115
Short Term Investments			4,885,000		4,885,000
Total Assets	$194,225,115		$4,885,000	$	$199,110,115

At September 30, 2008, the U.S. Federal income tax cost basis was $251,595,113. The Maxim Ariel Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $22,192,743 and gross depreciation of securities in which there was an excess of tax cost over value of $74,677,741, resulting in net depreciation of $52,484,998.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 2.42%
47,458	Ducommun Inc	1,133,297
41,928	Moog Inc *	1,797,872
54,380	Teledyne Technologies Inc *	3,108,361
		$6,039,530

AIR FREIGHT --- 0.49%
30,625	Atlas Air Worldwide Holdings Inc *	1,234,494
		$1,234,494

AUTO PARTS & EQUIPMENT --- 0.61%
6,955	Commercial Vehicle Group Inc * †	46,838
56,955	Federal-Mogul Corp *	714,785
53,443	Gentex Corp †	764,235
		$1,525,858

BANKS --- 8.08%
88,179	Bank of the Ozarks Inc †	2,380,833
204,404	Citizens Republic Bancorp Inc †	629,564
37,906	Comerica Inc †	1,242,938
94,111	CVB Financial Corp †	1,308,143
37,716	Hancock Holding Co †	1,923,516
29,107	Iberiabank Corp †	1,538,305
43,743	Old National Bancorp †	875,735
34,014	Pennsylvania Commerce Bancorp Inc * †	1,013,957
67,366	Prosperity Bancshares Inc †	2,289,770
63,213	Signature Bank * †	2,204,869
212,275	Sterling Bancshares Inc †	2,218,274
44,017	SVB Financial Group * †	2,549,465
		$20,175,369

BIOTECHNOLOGY --- 1.05%
64,676	PerkinElmer Inc †	1,614,960
23,494	Varian Inc * †	1,007,892
		$2,622,852

BROADCAST/MEDIA --- 0.36%
25,418	General Cable Corp * †	905,643
		$905,643

BUILDING MATERIALS --- 0.58%
49,751	Armstrong World Industries Inc	1,437,804
		$1,437,804

CHEMICALS --- 2.60%
26,949	Cytec Industries Inc	1,048,585
26,209	Koppers Holdings Inc	980,479
20,030	LSB Industries Inc *	277,416
16,316	Minerals Technologies Inc	968,518
135,222	Solutia Inc * †	1,893,108
75,170	Zep Inc †	1,325,999
		$6,494,105

COMMUNICATIONS - EQUIPMENT --- 2.49%
100,489	ADC Telecommunications Inc * †	849,132
64,565	ADTRAN Inc †	1,258,372
39,884	Anaren Inc * †	404,822
63,581	CommScope Inc *	2,202,446
108,093	Tekelec * †	1,512,221
		$6,226,993

COMPUTER HARDWARE & SYSTEMS --- 0.68%
28,755	NCR Corp *	634,048
55,207	Teradata Corp *	1,076,536
		$1,710,584

COMPUTER SOFTWARE & SERVICES --- 4.12%
63,857	Alloy Inc *	493,615
113,320	Mentor Graphics Corp * †	1,286,182
111,506	Perot Systems Corp Class A *	1,934,629
78,390	Progress Software Corp *	2,037,356
92,841	Quest Software Inc *	1,178,152
72,619	Radiant Systems Inc * †	631,059
50,613	Sybase Inc * †	1,549,770
125,750	United Online Inc †	1,183,308
		$10,294,071

CONGLOMERATES --- 0.89%
34,971	Teleflex Inc	2,220,309
		$2,220,309

CONTAINERS --- 1.65%
12,681	Greif Inc	832,127
126,245	Myers Industries Inc	1,591,950
42,128	Rock-Tenn Co Class A	1,684,277
		$4,108,354

COSMETICS & PERSONAL CARE --- 0.86%
78,690	Alberto-Culver Co	2,143,516
		$2,143,516

DISTRIBUTORS --- 0.16%
15,852	Core-Mark Holding Co Inc * †	396,141
		$396,141

ELECTRIC COMPANIES --- 3.14%
53,979	ALLETE Inc	2,402,065
36,340	ITC Holdings Corp †	1,881,322
49,007	NorthWestern Corp	1,231,546
98,209	Portland General Electric Co	2,323,625
		$7,838,558

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 4.17%
27,702	Acuity Brands Inc †	1,156,836
11,128	Anixter International Inc * †	662,227
53,385	Daktronics Inc †	889,394
24,162	II-VI Inc * †	934,103
73,546	Littelfuse Inc *	2,186,513
72,144	Polypore International Inc * †	1,551,818
59,904	ScanSource Inc * †	1,724,636
45,819	Stoneridge Inc * †	515,464
120,010	Vishay Intertechnology Inc *	794,466
		$10,415,457

ELECTRONICS - SEMICONDUCTOR --- 2.22%
52,159	Cohu Inc †	825,155
57,791	Diodes Inc * †	1,066,244
157,228	ON Semiconductor Corp * †	1,062,861
47,775	Semtech Corp *	666,939
118,363	Verigy Ltd *	1,926,950
		$5,548,149

ENGINEERING & CONSTRUCTION --- 0.66%
36,814	Granite Construction Inc †	1,318,678
9,249	Layne Christensen Co *	327,692
		$1,646,370

FINANCIAL SERVICES --- 0.80%
39,199	JMP Group Inc	203,835
134,382	PHH Corp * †	1,785,937
		$1,989,772

FOOD & BEVERAGES --- 2.45%
38,607	J&J Snack Foods Corp †	1,309,163
31,297	Ralcorp Holdings Inc *	2,109,731
108,659	Spartan Stores Inc †	2,703,436
		$6,122,330

GOLD, METALS & MINING --- 0.91%
20,201	Haynes International Inc * †	946,013
35,143	Reliance Steel & Aluminum Co	1,334,379
		$2,280,392

HEALTH CARE RELATED --- 3.45%
28,757	Amedisys Inc * †	1,399,603
45,783	Corvel Corp *	1,309,852
51,877	Healthspring Inc *	1,097,717
55,954	inVentiv Health Inc * †	988,148
25,332	MWI Veterinary Supply Inc *	995,294
21,453	Pediatrix Medical Group Inc *	1,156,746
104,758	Skilled Healthcare Group Inc * †	1,664,604
		$8,611,964

HOTELS/MOTELS --- 0.33%
51,960	Wyndham Worldwide Corp	816,292
		$816,292

INSURANCE RELATED --- 4.52%
24,119	American Equity Investment Life Holding Co †	180,533
26,410	American Physicians Capital Inc	1,117,935
38,921	Delphi Financial Group Inc Class A	1,091,345
66,192	Employers Holdings Inc †	1,150,417
49,233	Fidelity National Title Group Inc	723,725
60,379	HCC Insurance Holdings Inc	1,630,233
29,121	Navigators Group Inc *	1,689,018
26,269	ProAssurance Corp *	1,471,064
35,977	RLI Corp †	2,233,812
		$11,288,082

INVESTMENT BANK/BROKERAGE FIRM --- 1.82%
38,421	Investment Technology Group Inc *	1,169,151
67,518	Stifel Financial Corp * †	3,369,148
		$4,538,299

LEISURE & ENTERTAINMENT --- 1.20%
73,979	Dover Downs Gaming & Entertainment Inc †	575,557
45,595	Penn National Gaming Inc * †	1,211,459
42,425	Steinway Musical Instruments Inc *	1,201,476
		$2,988,492

MACHINERY --- 3.36%
59,563	Actuant Corp Class A †	1,503,370
70,310	Altra Holdings Inc *	1,037,776
26,677	CLARCOR Inc †	1,012,392
70,809	Intevac Inc * †	753,408
102,095	John Bean Technologies Corp * †	1,292,523
44,211	RBC Bearings Inc *	1,489,468
25,415	Wabtec Corp	1,302,010
		$8,390,947

MEDICAL PRODUCTS --- 1.91%
54,046	Hill-Rom Holdings Inc †	1,638,134
60,904	Medical Action Industries Inc * †	799,669
47,869	West Pharmaceutical Services Inc †	2,336,965
		$4,774,768

MISCELLANEOUS --- 0.80%
68,911	McGrath Rentcorp †	1,986,015
		$1,986,015

OIL & GAS --- 5.00%
58,683	Dresser-Rand Group Inc * †	1,846,754
39,587	Hornbeck Offshore Services Inc * †	1,528,850
80,561	Mariner Energy Inc *	1,651,500
105,431	Newpark Resources Inc * †	769,646
34,849	Oceaneering International Inc *	1,858,149
43,392	Penn Virginia Corp †	2,318,868
26,846	St Mary Land & Exploration Co †	957,060
35,573	Superior Well Services Inc * †	900,353
51,127	Venoco Inc * †	664,651
		$12,495,831

PERSONAL LOANS --- 1.00%
104,192	Dollar Financial Corp * †	1,603,515
24,977	World Acceptance Corp * †	899,172
		$2,502,687

PHARMACEUTICALS --- 1.96%
62,716	Endo Pharmaceuticals Holdings Inc *	1,254,320
100,795	Obagi Medical Products Inc * †	1,005,934
68,565	Perrigo Co †	2,637,010
		$4,897,264

POLLUTION CONTROL --- 2.67%
94,863	ABM Industries Inc	2,071,808
63,064	American Ecology Corp †	1,744,981
83,339	Waste Connections Inc * †	2,858,527
		$6,675,316

PRINTING & PUBLISHING --- 2.41%
54,901	AH Belo Corp †	283,289
92,921	Interactive Data Corp †	2,343,468
83,678	John Wiley & Sons Inc Class A	3,384,775
		$6,011,532

RAILROADS --- 0.73%
48,423	Genesee & Wyoming Inc *	1,816,831
		$1,816,831

REAL ESTATE --- 5.09%
44,331	American Campus Communities Inc REIT †	1,501,934
148,655	Capstead Mortgage Corp REIT †	1,627,772
39,065	Digital Realty Trust Inc REIT †	1,845,821
98,885	Forestar Real Estate Group Inc *	1,458,554
49,185	Health Care Inc REIT †	2,618,118
61,743	Kite Realty Group Trust REIT †	679,173
63,981	Potlatch Corp REIT †	2,968,079
		$12,699,451

RESTAURANTS --- 0.94%
61,197	Bob Evans Farms Inc †	1,670,066
349,247	Cosi Inc * †	688,017
		$2,358,083

RETAIL --- 3.92%
43,349	Dollar Tree Inc *	1,576,170
75,353	Genesco Inc * †	2,522,818
124,269	HSN Inc *	1,368,202
47,250	Jo-Ann Stores Inc * †	991,305
69,364	RadioShack Corp	1,198,610
246,545	Sally Beauty Co Inc * †	2,120,287
		$9,777,392

SAVINGS & LOANS --- 0.94%
112,228	Beneficial Mutual Bancorp Inc * †	1,419,684
89,805	Westfield Financial Inc	924,992
		$2,344,676

SPECIALIZED SERVICES --- 7.80%
37,514	Alliance Data Systems Corp * †	2,377,637
156,090	Broadridge Financial Solutions Inc	2,402,225
4,946	Duff & Phelps Corp * †	104,014
85,104	Geo Group Inc * †	1,719,952
50,986	Hillenbrand Inc †	1,027,878
57,719	Lender Processing Services Inc	1,761,584
231,157	Rollins Inc †	4,393,661
129,889	Standard Parking Corp * †	2,886,134
94,453	Wright Express Corp *	2,792,031
		$19,465,116

TEXTILES --- 1.98%
65,417	Carter's Inc * †	1,290,677
66,971	FGX International Holdings Ltd *	741,369
48,715	Fossil Inc * †	1,375,224
70,634	Hanesbrands Inc *	1,536,290
		$4,943,560

TRANSPORTATION --- 2.09%
39,931	Con-Way Inc	1,761,357
39,965	Hub Group Inc *	1,504,682
31,420	Ryder System Inc	1,948,040
		$5,214,079

UTILITIES --- 1.91%
14,625	Energen Corp	662,220
7,097	ONEOK Inc	244,137
150,319	UGI Corp	3,875,224
		$4,781,581

WATER --- 0.92%
30,443	American States Water Co †	1,172,055
64,059	Middlesex Water Co †	1,119,111
		$2,291,166

TOTAL COMMON STOCK --- 98.14%		$245,046,075
(Cost $238,508,384)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

4,635,000	International Bank for Reconstruction & Development	4,635,000
	0.050% October 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 1.86%		$4,635,000
(Cost $4,635,000)

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100%		$249,681,075
(Cost $243,143,384)

Legend

*	Non-income Producing Security
†

A portion or all of the security is on loan at September 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.250%, to be repurchased on October 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $74,779,673.

REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock	$245,046,075	$		$	$245,046,075
Short Term Investments			4,635,000		4,635,000
Total Assets	$245,046,075		$4,635,000	$	$249,681,075

At September 30, 2008, the U.S. Federal income tax cost basis was $243,297,169. The Maxim Loomis Sayles Small-Cap Value Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $26,498,053 and gross depreciation of securities in which there was an excess of tax cost over value of $20,114,147, resulting in net appreciation of $6,383,906.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

BONDS

Par Value ($)		Value ($)

AUTOMOBILES --- 0.15%
1,324,000	Ford Motor Co	872,185
	Convertible
	4.250% December 15, 2036

TOTAL BONDS --- 0.15%		$872,185
(Cost $1,324,000)

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 1.13%
45,700	Boeing Co	2,620,895
100,200	Honeywell International Inc	4,163,310
		$6,784,205

AIR FREIGHT --- 0.88%
83,800	United Parcel Service Inc Class B	5,270,182
		$5,270,182

AIRLINES --- 0.12%
49,900	Southwest Airlines Co	724,049
		$724,049

AUTOMOBILES --- 0.22%
257,500	Ford Motor Co * †	1,339,000
		$1,339,000

BANKS --- 6.23%
252,300	Fifth Third Bancorp *	3,002,370
228,000	KeyCorp	2,722,320
616,600	National City Corp * †	1,060,937
168,100	SunTrust Banks Inc	7,562,819
285,700	US Bancorp *	10,290,914
336,400	Wells Fargo & Co	12,625,092
		$37,264,452

BIOTECHNOLOGY --- 1.32%
132,900	Amgen Inc †	7,876,983
		$7,876,983

BROADCAST/MEDIA --- 3.25%
117,800	Cablevision Systems Corp	2,963,848
200,400	CBS Corp	2,921,832
501,000	Time Warner Inc	6,568,110
200,400	Walt Disney Co	6,150,276
99,800	WPP Group PLC	807,684
		$19,411,750

BUILDING MATERIALS --- 2.19%
274,300	Masco Corp	4,920,942
100,200	USG Corp * †	2,565,120
75,200	Vulcan Materials Co *	5,602,400
		$13,088,462

CHEMICALS --- 1.88%
149,500	EI du Pont de Nemours & Co	6,024,850
132,900	International Flavors & Fragrances Inc	5,244,234
		$11,269,084

COMMUNICATIONS - EQUIPMENT --- 0.38%
316,000	Motorola Inc	2,256,240
		$2,256,240

COMPUTER HARDWARE & SYSTEMS --- 0.69%
249,000	Dell Inc †	4,103,520
		$4,103,520

COMPUTER SOFTWARE & SERVICES --- 2.74%
141,100	eBay Inc †	3,157,818
344,500	Microsoft Corp	9,194,705
233,800	Yahoo! Inc †	4,044,740
		$16,397,263

CONGLOMERATES --- 4.74%
126,100	3M Co	8,613,891
773,300	General Electric Co	19,719,150
		$28,333,041

DISTRIBUTORS --- 0.54%
80,750	Genuine Parts Co	3,246,958
		$3,246,958

ELECTRIC COMPANIES --- 4.01%
40,400	Entergy Corp	3,596,004
63,510	FirstEnergy Corp	4,254,535
84,100	PG&E Corp	3,149,545
84,600	Pinnacle West Capital Corp	2,911,086
107,100	Progress Energy Inc	4,619,223
77,300	TECO Energy Inc *	1,215,929
211,200	Xcel Energy Inc	4,221,888
		$23,968,210

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 0.81%
74,722	Cooper Industries Inc	2,985,144
54,100	Harman International Industries Inc	1,843,187
		$4,828,331

ELECTRONICS - SEMICONDUCTOR --- 1.60%
168,000	Analog Devices Inc	4,426,800
133,600	Applied Materials Inc	2,021,368
166,200	Intel Corp	3,112,926
		$9,561,094

FINANCIAL SERVICES --- 8.01%
241,269	Bank of America Corp	8,444,415
209,300	Bank of New York Mellon Corp	6,818,994
194,433	Citigroup Inc	3,987,821
467,305	JPMorgan Chase & Co	21,823,143
107,900	Legg Mason Inc	4,106,674
158,300	UBS AG †	2,705,734
		$47,886,781

FOOD & BEVERAGES --- 4.01%
96,500	General Mills Inc	6,631,480
241,100	Hershey Co *	9,533,094
158,700	Kraft Foods Inc	5,197,425
67,600	McCormick & Co Inc	2,599,220
		$23,961,219

FOREIGN BANKS --- 0.50%
273,900	Allied Irish Banks PLC	2,251,591
221,195	Royal Bank of Scotland Group PLC	713,952
		$2,965,543

GOLD, METALS & MINING --- 1.01%
158,300	Alcoa Inc	3,574,414
62,400	Nucor Corp	2,464,800
		$6,039,214

HEALTH CARE RELATED --- 0.45%
58,200	WellPoint Inc †	2,722,014
		$2,722,014

HOMEBUILDING --- 0.44%
200,400	DR Horton Inc *	2,609,208
		$2,609,208

HOTELS/MOTELS --- 0.80%
168,100	MGM MIRAGE * †	4,790,850
		$4,790,850

HOUSEHOLD GOODS --- 5.08%
33,400	Black & Decker Corp	2,029,050
33,300	Colgate-Palmolive Co	2,509,155
112,700	Fortune Brands Inc	6,464,472
70,600	Kimberly-Clark Corp	4,577,704
233,800	Newell Rubbermaid Inc	4,035,388
74,800	Procter & Gamble Co	5,212,812
69,900	Whirlpool Corp *	5,542,371
		$30,370,952

INSURANCE RELATED --- 4.46%
166,400	American International Group Inc	554,112
50,500	Chubb Corp	2,772,450
129,527	Lincoln National Corp	5,545,051
349,600	Marsh & McLennan Cos Inc	11,103,296
168,200	Progressive Corp	2,926,680
83,495	Travelers Cos Inc	3,773,974
		$26,675,563

INVESTMENT BANK/BROKERAGE FIRM --- 1.92%
18,100	Goldman Sachs Group Inc	2,316,800
371,035	Merrill Lynch & Co Inc † ‡	9,186,133
		$11,502,933

LEISURE & ENTERTAINMENT --- 1.31%
108,600	Harley-Davidson Inc *	4,050,780
208,800	Mattel Inc	3,766,752
		$7,817,532

MACHINERY --- 1.12%
150,300	Illinois Tool Works Inc	6,680,835
		$6,680,835

OFFICE EQUIPMENT & SUPPLIES --- 0.86%
116,200	Avery Dennison Corp *	5,168,576
		$5,168,576

OIL & GAS --- 11.27%
97,800	Anadarko Petroleum Corp	4,744,278
132,900	BJ Services Co	2,542,377
100,622	BP PLC sponsored ADR	5,048,206
189,344	Chevron Corp	15,617,093
197,196	Exxon Mobil Corp	15,314,241
81,100	Murphy Oil Corp	5,201,754
166,100	Royal Dutch Shell PLC ADR	9,801,561
28,400	Schlumberger Ltd	2,217,756
132,900	Spectra Energy Corp	3,163,020
104,700	Sunoco Inc *	3,725,226
		$67,375,512

PAPER & FOREST PRODUCTS --- 2.04%
333,983	International Paper Co	8,743,675
149,500	MeadWestvaco Corp	3,484,845
		$12,228,520

PERSONAL LOANS --- 2.52%
145,500	American Express Co	5,155,065
120,200	Capital One Financial Corp *	6,130,200
307,100	SLM Corp †	3,789,614
		$15,074,879

PHARMACEUTICALS --- 7.05%
66,500	Abbott Laboratories	3,829,070
215,900	Bristol-Myers Squibb Co	4,501,515
191,100	Eli Lilly & Co	8,414,133
99,800	Johnson & Johnson	6,914,144
199,700	Merck & Co Inc	6,302,532
373,800	Pfizer Inc	6,892,872
144,000	Wyeth	5,319,360
		$42,173,626

PHOTOGRAPHY/IMAGING --- 0.56%
216,000	Eastman Kodak Co *	3,322,080
		$3,322,080

PRINTING & PUBLISHING --- 2.11%
200,400	Gannett Co Inc *	3,388,764
183,700	McGraw-Hill Cos Inc	5,806,757
239,200	New York Times Co *	3,418,168
		$12,613,689

RETAIL --- 2.90%
198,200	Bed Bath & Beyond Inc * †	6,225,462
327,700	Home Depot Inc	8,484,153
70,600	Macy's Inc	1,269,388
67,200	Whole Foods Market Inc *	1,346,016
		$17,325,019

SAVINGS & LOANS --- 0.07%
275,600	Fannie Mae *	421,668
		$421,668

SPECIALIZED SERVICES --- 1.49%
95,600	Computer Sciences Corp †	3,842,164
224,100	H&R Block Inc	5,098,275
		$8,940,439

TELEPHONE & TELECOMMUNICATIONS --- 3.95%
501,000	Alcatel-Lucent sponsored ADR *	1,923,840
393,670	AT&T Inc	10,991,266
768,200	Qwest Communications International Inc *	2,481,286
432,600	Sprint Nextel Corp	2,638,860
174,486	Verizon Communications	5,599,256
		$23,634,508

UTILITIES --- 1.55%
235,600	Duke Energy Corp *	4,106,508
348,900	NiSource Inc	5,149,764
		$9,256,272

TOTAL COMMON STOCK --- 98.21%		$587,280,256
(Cost $664,314,328)

PREFERRED STOCK

Shares		Value ($)

AGENCY --- 0.04%
95,600	Fannie Mae	233,264

TOTAL PREFERRED STOCK --- 0.04%		$233,264
(Cost $4,179,586)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

9,605,000	International Bank for Reconstruction & Development	9,605,000
	0.050% October 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 1.61%		$9,605,000
(Cost $9,605,000)

TOTAL MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%		$597,990,705
(Cost $679,422,914)

Legend

*

A portion or all of the security is on loan at September 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.250%, to be repurchased on October 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $66,316,145.

†	Non-income Producing Security
‡

The Maxim T. Rowe Price Equity/Income Portfolio may own certain investment securities that have been deemed "illiquid" because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value, and percent of net assets of these illiquid securities held at September 30, 2008 were $4,400,000, $3,820,003 and 0.63%, respectively.

ADR	American Depository Receipt

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.
Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Bonds	$		$872,185	$	$872,185
Common Stock		583,297,241	3,983,015		587,280,256
Preferred Stock		233,264			233,264
Short Term Investments			9,605,000		9,605,000
Total Assets		$583,530,505	$14,460,200	$	$597,990,705

At September 30, 2008, the U.S. Federal income tax cost basis was $684,111,369. The Maxim T. Rowe Price Equity/Income Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $55,886,713 and gross depreciation of securities in which there was an excess of tax cost over value of $142,007,377, resulting in net depreciation of $86,120,664.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 2.29%
22,000	Curtiss-Wright Corp	999,900
41,900	Orbital Sciences Corp †	1,004,343
		$2,004,243

BANKS --- 1.25%
24,400	First Horizon National Corp ‡	228,384
9,700	SVB Financial Group † ‡	561,824
14,600	Texas Capital Bancshares Inc † ‡	303,096
		$1,093,304

BIOTECHNOLOGY --- 8.20%
38,000	Alexion Pharmaceuticals Inc † ‡	1,493,400
8,600	AMAG Pharmaceuticals Inc † ‡	333,078
14,300	Dionex Corp †	908,765
63,700	eResearchTechnology Inc † ‡	758,667
13,400	OSI Pharmaceuticals Inc † ‡	660,486
33,800	PAREXEL International Corp †	968,708
16,600	Savient Pharmaceuticals Inc † ‡	247,506
9,200	United Therapeutics Corp † ‡	967,564
19,300	Varian Inc † ‡	827,970
		$7,166,144

BROADCAST/MEDIA --- 0.50%
12,700	Marvel Entertainment Inc † ‡	433,578
		$433,578

BUILDING MATERIALS --- 0.45%
5,500	Ameron International Inc ‡	394,075
		$394,075

CHEMICALS --- 1.06%
22,900	American Vanguard Corp ‡	345,332
15,500	Koppers Holdings Inc	579,855
		$925,187

COMMUNICATIONS - EQUIPMENT --- 2.28%
23,100	Comtech Telecommunications Corp † ‡	1,137,444
36,900	Polycom Inc † ‡	853,497
		$1,990,941

COMPUTER SOFTWARE & SERVICES --- 10.32%
11,700	ANSYS Inc †	443,079
81,800	Ariba Inc † ‡	1,155,834
50,900	AsiaInfo Holdings Inc †	467,262
45,400	Double-Take Software Inc † ‡	451,730
8,500	FactSet Research Systems Inc ‡	444,125
53,900	Informatica Corp †	700,161
33,500	j2 Global Communications Inc †	782,225
15,400	Jack Henry & Associates Inc ‡	313,082
33,000	Manhattan Associates Inc † ‡	737,220
29,500	MICROS Systems Inc †	786,470
38,579	Nuance Communications Inc † ‡	470,278
30,100	Omniture Inc † ‡	552,636
31,995	Perot Systems Corp Class A †	555,113
13,900	SPSS Inc †	408,104
24,400	Sybase Inc †	747,128
		$9,014,447

CONTAINERS --- 2.22%
8,100	Greif Inc	531,522
16,600	Rock-Tenn Co Class A	663,668
14,500	Silgan Holdings Inc	740,805
		$1,935,995

COSMETICS & PERSONAL CARE --- 1.39%
49,200	American Oriental Bioengineering Inc † ‡	319,308
11,400	Chattem Inc † ‡	891,252
		$1,210,560

DISTRIBUTORS --- 0.77%
39,600	LKQ Corp †	672,012
		$672,012

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 5.07%
13,300	American Superconductor Corp † ‡	313,481
13,900	Anixter International Inc † ‡	827,189
17,100	AZZ Inc † ‡	707,427
87	Cognex Corp	1,754
13,900	Energy Conversion Devices Inc † ‡	809,675
37,100	Ingram Micro Inc †	596,197
23,300	Polypore International Inc †	501,183
16,400	Powell Industries Inc †	669,284
		$4,426,190

ELECTRONICS - SEMICONDUCTOR --- 2.79%
16,000	Atheros Communications † ‡	377,280
86,644	AuthenTec Inc † ‡	186,285
18,800	Cavium Networks Inc † ‡	264,704
86,400	PMC-Sierra Inc † ‡	641,088
12,600	Silicon Laboratories Inc †	386,820
35,700	Tessera Technologies Inc † ‡	583,338
		$2,439,515

ENGINEERING & CONSTRUCTION --- 1.55%
12,800	Northwest Pipe Co † ‡	558,336
21,600	URS Corp †	792,072
		$1,350,408

FINANCIAL SERVICES --- 0.82%
16,700	Waddell & Reed Financial Class A	413,325
12,100	Webster Financial Corp	305,525
		$718,850

FOOD & BEVERAGES --- 0.81%
24,100	Flowers Foods Inc	707,576
		$707,576

HEALTH CARE RELATED --- 5.90%
58,881	Alkermes Inc †	783,117
74,700	Alliance Imaging Inc †	767,169
30,300	Catalyst Health Solutions Inc †	791,436
20,300	Genoptix Inc † ‡	663,201
29,900	Phase Forward Inc † ‡	625,209
30,400	Psychiatric Solutions Inc † ‡	1,153,680
25,300	Sun Healthcare Group Inc †	370,898
		$5,154,710

HOUSEHOLD GOODS --- 1.05%
33,029	Tupperware Corp	912,591
		$912,591

INSURANCE RELATED --- 1.35%
19,100	Hanover Insurance Group Inc ‡	869,432
5,400	Navigators Group Inc †	313,200
		$1,182,632

MACHINERY --- 2.70%
13,800	CIRCOR International Inc	599,334
9,200	Lindsay Corp ‡	669,300
6,300	RBC Bearings Inc †	212,247
10,400	Robbins & Myers Inc	321,672
2,700	Valmont Industries Inc	223,263
35,425	Wabash National Corp	334,766
		$2,360,582

MEDICAL PRODUCTS --- 8.85%
27,700	ArthroCare Corp † ‡	767,844
4,500	Datascope Corp	232,335
16,000	Haemonetics Corp †	987,520
37,525	Meridian Bioscience Inc	1,089,726
19,800	Neogen Corp †	557,964
20,700	NuVasive Inc † ‡	1,021,131
27,600	Quidel Corp † ‡	452,916
37,400	Steris Corp ‡	1,405,492
24,900	West Pharmaceutical Services Inc	1,215,618
		$7,730,546

OIL & GAS --- 8.04%
9,500	Arena Resources Inc †	369,075
8,926	Atwood Oceanics Inc †	324,906
14,400	Concho Resources Inc †	397,584
4,345	Core Laboratories NV ‡	440,235
16,400	Dril-Quip Inc †	711,596
4,200	GMX Resources Inc † ‡	200,760
104,700	Grey Wolf Inc † ‡	814,566
16,200	Hornbeck Offshore Services Inc † ‡	625,644
22,845	ION Geophysical Corp † ‡	324,171
8,400	Lufkin Industries Inc	666,540
29,200	Matrix Service Co † ‡	557,720
9,600	Penn Virginia Corp ‡	513,024
20,360	PetroQuest Energy Inc † ‡	312,526
28,800	Willbros Group Inc † ‡	763,200
		$7,021,547

PHARMACEUTICALS --- 4.30%
20,700	BioMarin Pharmaceutical Inc † ‡	548,343
49,400	Cypress Bioscience Inc † ‡	363,090
17,700	K-V Pharmaceutical Co † ‡	401,967
24,900	Perrigo Co	957,654
40,700	Progenics Pharmaceuticals Inc † ‡	541,717
19,490	XenoPort Inc † ‡	945,070
		$3,757,841

POLLUTION CONTROL --- 0.42%
36,400	EnergySolutions Inc	364,000
		$364,000

PRINTING & PUBLISHING --- 0.57%
12,400	John Wiley & Sons Inc Class A	501,580
		$501,580

RAILROADS --- 0.81%
15,900	Kansas City Southern † ‡	705,324
		$705,324

REAL ESTATE --- 1.91%
10,600	Digital Realty Trust Inc REIT ‡	500,850
32,500	DuPont Fabros Technology Inc REIT ‡	495,625
15,400	Tanger Factory Outlet Centers Inc REIT ‡	674,366
		$1,670,841

RESTAURANTS --- 1.32%
20,100	Brinker International Inc	359,589
17,600	Jack In The Box Inc † ‡	371,360
43,300	McCormick & Schmick's Seafood Restaurants Inc † ‡	421,742
		$1,152,691

RETAIL --- 5.65%
19,700	Aeropostale Inc † ‡	632,567
17,200	BJ's Wholesale Club Inc †	668,392
29,100	Dress Barn Inc † ‡	444,939
11,700	Guess ? Inc	407,043
15,800	Gymboree Corp †	560,900
2,792	Lumber Liquidators Inc † ‡	35,267
16,000	Netflix Inc † ‡	494,080
6,800	Priceline.Com Inc † ‡	465,324
18,000	Tractor Supply Co † ‡	756,900
35,500	Ulta Salon Cosmetics & Fragrance Inc † ‡	471,440
		$4,936,852

SAVINGS & LOANS --- 0.47%
27,300	NewAlliance Bancshares Inc	410,319
		$410,319

SHOES --- 1.44%
7,900	Deckers Outdoor Corp † ‡	822,232
16,600	Wolverine World Wide Inc	439,402
		$1,261,634

SPECIALIZED SERVICES --- 5.82%
6,000	Arbitron Inc	268,140
57,571	CyberSource Corp † ‡	927,469
7,100	FTI Consulting Inc † ‡	512,904
11,300	Huron Consulting Group Inc †	643,874
52,100	Innerworkings Inc † ‡	577,789
13,500	ManTech International Corp †	800,415
38,900	Navigant Consulting Inc † ‡	773,721
30,100	TNS Inc † ‡	583,037
		$5,087,349

TEXTILES --- 3.00%
32,200	Fossil Inc † ‡	909,006
21,600	Hanesbrands Inc † ‡	469,800
18,100	Lululemon Athletica Inc † ‡	416,843
18,200	Warnaco Group Inc †	824,278
		$2,619,927

TRANSPORTATION --- 1.95%
53,700	American Commercial Lines Inc † ‡	571,368
8,000	Con-Way Inc	352,880
12,800	Kirby Corp †	485,632
36,900	Ultrapetrol Bahamas Ltd † ‡	289,665
		$1,699,545

TOTAL COMMON STOCK --- 97.32%		$85,013,536
(Cost $90,680,474)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

2,345,000	International Bank for Reconstruction & Development	2,345,000
	0.050% October 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 2.68%		$2,345,000
(Cost $2,345,000)

TOTAL MAXIM SMALL-CAP GROWTH PORTFOLIO --- 100%		$87,358,536
(Cost $93,025,474)

Legend

†	Non-income Producing Security
‡

A portion or all of the security is on loan at September 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.250%, to be repurchased on October 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $32,950,059.

REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock	$85,013,536	$		$	$85,013,536
Short Term Investments			2,345,000		2,345,000
Total Assets	$85,013,536		$2,345,000	$	$87,358,536

At September 30, 2008, the U.S. Federal income tax cost basis was $93,859,440. The Maxim Small-Cap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,522,800 and gross depreciation of securities in which there was an excess of tax cost over value of $11,023,704, resulting in net depreciation of $6,500,904.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 1.06%
62,400	BAE Systems PLC sponsored ADR *	1,840,800
10,600	Empresa Brasileira de Aeronautica SA ADR *	286,306
		$2,127,106

AUTO PARTS & EQUIPMENT --- 1.35%
15,100	DENSO Corp unsponsored ADR	1,445,072
112,900	NOK Corp	1,265,678
		$2,710,750

AUTOMOBILES --- 3.76%
69,446	Bayerische Motoren Werke AG	2,691,775
736,000	Denway Motors Ltd	233,123
5,606	Hyundai Motor Co	350,820
144,450	Nissan Motor Co Ltd sponsored ADR *	1,963,075
120,500	PT Astra International Tbk	214,943
24,325	Toyota Motor Corp sponsored ADR *	2,087,085
		$7,540,821

BUILDING MATERIALS --- 1.34%
22,019	Cemex SAB de CV sponsored ADR * ‡	379,167
31,427	Holcim Ltd	2,303,329
		$2,682,496

CHEMICALS --- 3.30%
53,600	BASF AG sponsored ADR	2,572,639
38,400	Makhteshim-Agan Industries Ltd	244,686
4,700	Nitto Denko Corp unsponsored ADR	1,166,533
599,000	Sumitomo Chemical Co Ltd	2,646,139
		$6,629,997

COMMUNICATIONS - EQUIPMENT --- 3.03%
644,300	Telefonaktiebolaget LM Ericsson sponsored ADR *	6,075,749
		$6,075,749

CONGLOMERATES --- 3.15%
37,325	Barloworld Ltd unsponsored ADR *	290,732
86,291	Hutchison Whampoa Ltd ADR	3,267,443
101,250	Koninklijke Philips Electronics NV NY Shrs	2,759,063
		$6,317,238

COSMETICS & PERSONAL CARE --- 0.13%
25,600	Natura Cosmeticos SA	251,709
		$251,709

ELECTRIC COMPANIES --- 2.47%
20,506	Companhia Energetica de Mina Gerais sponsored ADR	404,788
70,800	National Grid PLC sponsored ADR *	4,546,776
		$4,951,564

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 3.42%
32,581	AU Optronics Corp ADR *	370,120
2,540	LG Electronics Inc	235,023
64,300	Murata Manufacturing Co Ltd	2,595,833
85,600	Sony Corp sponsored ADR	2,642,472
290,485	Thomson sponsored ADR ‡	1,028,317
		$6,871,765

ELECTRONICS - SEMICONDUCTOR --- 1.26%
675	Samsung Electronics Co Ltd	309,321
26,935	Taiwan Semiconductor Manufacturing Co Ltd sponsored ADR	252,381
43,600	Tokyo Electron Ltd	1,972,955
		$2,534,657

ENGINEERING & CONSTRUCTION --- 0.18%
5,810	Daelim Industrial Co Ltd	360,957
		$360,957

FINANCIAL SERVICES --- 2.06%
85,700	Credit Suisse Group AG sponsored ADR *	4,137,596
		$4,137,596

FOOD & BEVERAGES --- 6.79%
49,300	Diageo PLC sponsored ADR *	3,394,798
6,750	Fomento Economico Mexicano SAB de CV sponsored ADR	257,445
269,168	Heineken NV ADR	5,358,435
164,300	Unilever NV NY Shrs	4,626,688
		$13,637,366

FOREIGN BANKS --- 14.59%
10,500	Banco Bradesco SA sponsored ADR	169,050
200,310	Barclays PLC sponsored ADR *	4,947,657
159,400	Commerzbank AG sponsored ADR *	2,420,377
143,229	Credit Agricole SA	2,758,561
204,100	Danske Bank A/S unsponsored ADR *	2,296,125
68,995	HSBC Holdings PLC sponsored ADR *	5,576,866
575,200	Mitsubishi UFJ Financial Group Inc ADR	5,027,248
154,200	Nordea Bank AB	1,840,985
5,608	OTP Bank Nyrt	202,950
187,200	Societe Generale sponsored ADR *	3,202,992
33,500	Standard Bank Group Ltd	385,049
4,575	State Bank of India sponsored GDR	276,895
46,090	Turkiye Is Bankasi	191,143
		$29,295,898

GOLD, METALS & MINING --- 1.25%
32,900	BHP Billiton Ltd sponsored ADR	1,710,471
17,040	Companhia Vale do Rio Doce ADR *	326,316
4,200	Evraz Group SA GDR	161,679
822	POSCO	308,365
		$2,506,831

INSURANCE RELATED --- 3.39%
216,425	Aegon NV	1,900,212
176,300	Zurich Financial Services AG ADR *	4,901,140
		$6,801,352

MACHINERY --- 1.99%
38,400	SMC Corp	4,000,808
		$4,000,808

OFFICE EQUIPMENT & SUPPLIES --- 1.96%
104,100	Canon Inc sponsored ADR *	3,929,775
		$3,929,775

OIL & GAS --- 10.70%
87,200	BP PLC sponsored ADR	4,374,824
2,600	CNOOC Ltd ADR *	297,726
19,540	EnCana Corp *	1,284,364
57,500	Eni SpA sponsored ADR *	3,044,625
4,800	LUKOIL sponsored ADR	280,800
11,300	OAO Gazprom sponsored ADR	361,457
10,525	Petroleo Brasileiro SA ADR	462,574
69,400	PTT PLC	504,206
89,800	Repsol YPF SA sponsored ADR *	2,663,468
38,400	Royal Dutch Shell PLC ADR *	2,192,256
5,300	Sasol Ltd sponsored ADR	225,197
83,600	StatoilHydro ASA sponsored ADR *	1,989,680
62,800	Total SA sponsored ADR	3,810,704
		$21,491,881

PAPER & FOREST PRODUCTS --- 1.09%
143,118	UPM-Kymmene OYJ sponsored ADR	2,198,941
		$2,198,941

PHARMACEUTICALS --- 8.64%
75,900	Glaxosmithkline PLC ADR	3,298,614
109,450	Novartis AG ADR	5,783,338
161,200	Sanofi-Aventis ADR	5,298,644
104,300	Takeda Pharmaceutical Co Ltd ADR	2,597,070
8,100	Teva Pharmaceutical Industries Ltd sponsored ADR *	370,899
		$17,348,565

PHOTOGRAPHY/IMAGING --- 1.85%
143,100	FUJIFILM Holdings Corp ADR	3,717,738
		$3,717,738

PRINTING & PUBLISHING --- 0.00%
1	Reed Elsevier PLC sponsored ADR	40
		$40

RAILROADS --- 1.37%
370	East Japan Railway Co	2,759,325
		$2,759,325

REAL ESTATE --- 0.64%
116,350	Cheung Kong (Holdings) Ltd unsponsored ADR	1,292,474
		$1,292,474

RETAIL --- 3.17%
547,200	Kingfisher PLC sponsored ADR *	2,569,049
1,025	Lotte Shopping Co Ltd	233,190
62,500	Seven & I Holdings Co Ltd	1,795,619
380,520	WM Morrison Supermarkets PLC	1,771,274
		$6,369,132

SPECIALIZED SERVICES --- 1.46%
94,800	Publicis Groupe ADR *	2,941,530
		$2,941,530

TELEPHONE & TELECOMMUNICATIONS --- 8.75%
104,400	Nippon Telegraph & Telephone Corp sponsored ADR *	2,350,044
241,000	Nokia OYJ sponsored ADR	4,494,650
184,000	NTT DoCoMo Inc sponsored ADR *	2,925,600
4,252	Orascom Telecom Holding SAE GDR	151,904
8,200	PT Telekomunikasi Indonesia sponsored ADR	244,196
92,450	Swisscom AG sponsored ADR	2,733,303
210,850	Vodafone Group PLC sponsored ADR	4,659,785
		$17,559,482

TRANSPORTATION --- 1.93%
211,000	China COSCO Holdings Co Ltd	192,352
134,602	TNT NV ADR *	3,686,843
		$3,879,195

UTILITIES --- 1.11%
39,781	Centrica PLC sponsored ADR *	2,226,483
		$2,226,483

TOTAL COMMON STOCK --- 97.19%		$195,149,221
(Cost $232,996,574)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

5,635,000	International Bank for Reconstruction & Development	5,635,000
	0.050% October 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 2.81%		$5,635,000
(Cost $5,635,000)

TOTAL MAXIM INVESCO ADR PORTFOLIO --- 100%		$200,784,221
(Cost $238,631,574)

Legend

*

A portion or all of the security is on loan at September 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.250%, to be repurchased on October 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $54,756,422.

ADR	American Depository Receipt
‡	Non-income Producing Security
GDR	Global Depository Receipt

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock	$160,698,567	$34,450,654	$	$195,149,221
Short Term Investments		5,635,000		5,635,000
Total Assets	$160,698,567	$40,085,654	$	$200,784,221

At September 30, 2008, the U.S. Federal income tax cost basis was $240,417,886. The Maxim Invesco ADR Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,439,433 and gross depreciation of securities in which there was an excess of tax cost over value of $46,073,098, resulting in net depreciation of $39,633,665.

See Summary of Investments by Country following the Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY

SEPTEMBER 30, 2008

UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Australia	1,710,471	0.85%
Brazil	1,900,743	0.95%
Canada	1,284,364	0.64%
Denmark	2,296,125	1.14%
European Community	5,635,000	2.81%
Finland	6,693,591	3.33%
France	19,040,748	9.48%
Germany	7,684,791	3.83%
Hong Kong	5,283,118	2.63%
Hungary	202,950	0.10%
India	276,895	0.14%
Indonesia	459,139	0.23%
Israel	615,585	0.31%
Italy	3,044,625	1.52%
Japan	44,924,994	22.37%
Mexico	636,612	0.32%
Netherlands	18,331,241	9.13%
Norway	1,989,680	0.99%
Russia	803,936	0.40%
South Africa	900,978	0.45%
South Korea	1,797,676	0.90%
Spain	2,663,468	1.33%
Sweden	7,916,734	3.94%
Switzerland	19,858,706	9.89%
Taiwan	622,501	0.31%
Thailand	504,206	0.25%
Turkey	191,143	0.09%
United Kingdom	41,551,126	20.69%
United States	1,963,075	0.98%
	200,784,221	100.00%

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

BONDS

Par Value ($)		Value ($)

AEROSPACE & DEFENSE --- 0.64%
250,000	United Technologies Corp	254,216
	Notes
	4.375% May 1, 2010
		$254,216

AGENCY --- 34.21%
151,711	Fannie Mae *	154,805
	5.379% March 1, 2034
870,457	Fannie Mae	882,941
	6.000% October 1, 2035
183,678	Fannie Mae	198,982
	8.000% October 1, 2030
749,691	Fannie Mae	748,647
	5.500% May 1, 2035
724,644	Fannie Mae	723,636
	5.500% January 1, 2037
2,012,502	Fannie Mae *	2,041,475
	5.285% April 1, 2036
706,597	Fannie Mae	713,338
	5.500% April 1, 2021
1,377,903	Freddie Mac	1,396,158
	6.000% August 1, 2037
1,447,103	Freddie Mac	1,457,744
	5.500% July 1, 2023
924,364	Freddie Mac	941,150
	5.000% July 1, 2011
921,908	Freddie Mac	899,471
	5.000% September 1, 2035
635,098	Freddie Mac	652,031
	6.500% July 1, 2036
750,000	Freddie Mac †	770,944
	4.625% October 25, 2012
760,752	Freddie Mac *	781,112
	6.019% October 1, 2036
716,689	Freddie Mac *	719,238
	4.910% July 1, 2035
434,493	Ginnie Mae II	437,073
	6.000% April 20, 2038
		$13,518,745

AGENCY ASSET BACKED --- 1.41%
504,533	Fannie Mae *	491,919
	Series 2003-T4 Class 2A6
	4.761% July 26, 2033
79,589	Fannie Mae *	66,836
	Series 2004-T9 Class A1
	6.289% April 25, 2035
		$558,755

AGENCY MORTGAGE BACKED --- 11.80%
566,398	Fannie Mae *	555,911
	Series 2004-90 Class F
	2.856% November 25, 2034
1,148,598	Freddie Mac *	1,122,911
	Series 2637 Class FA
	3.218% June 15, 2018
894,588	Freddie Mac	894,439
	Series R001 Class AE
	4.375% April 15, 2015
310,007	Freddie Mac *	304,458
	Series 3032 Class FP
	3.118% August 15, 2035
1,696,536	US Department of Veterans Affairs	1,785,604
	Series 1996-3 Class 1Z
	6.750% September 15, 2026
		$4,663,323

BANKS --- 2.39%
250,000	Bank of America Corp	241,698
	Senior Unsecured Global Notes
	4.500% August 1, 2010
250,000	Fifth Third Bancorp	235,637
	Notes
	4.200% February 23, 2010
250,000	Wachovia Corp	219,127
	Notes
	4.375% June 1, 2010
250,000	Wells Fargo & Co	248,965
	Senior Notes
	4.625% August 9, 2010
		$945,427

BIOTECHNOLOGY --- 0.63%
250,000	Amgen Inc	247,640
	Senior Notes
	4.000% November 18, 2009
		$247,640

BROADCAST/MEDIA --- 0.68%
250,000	News America Holdings Inc	267,055
	Company Guaranteed Debentures
	9.250% February 1, 2013
		$267,055

CHEMICALS --- 2.54%
500,000	Dow Chemical ‡	490,286
	Pass Thru Certificates
	4.027% September 30, 2009
500,000	EI du Pont de Nemours & Co	512,887
	Notes
	6.875% October 15, 2009
		$1,003,173

COMMERCIAL MORTGAGE BACKED --- 3.47%
87,506	Bear Stearns Commercial Mortgage Securities	87,285
	Series 1998-C1 Class A2
	6.440% June 16, 2030
373,505	JP Morgan Chase Commercial Mortgage Securities Corp ‡	340,959
	Series 2004-CB8 Class A1A
	4.158% January 12, 2039
938,814	Salomon Brothers Mortgage Securities VII	940,571
	Series 2001-C1 Class A3
	6.428% December 18, 2035
		$1,368,815

COMPUTER HARDWARE & SYSTEMS --- 1.27%
500,000	International Business Machines Corp	502,098
	Notes
	4.375% June 1, 2009
		$502,098

COMPUTER SOFTWARE & SERVICES --- 0.65%
250,000	Oracle Corp	255,942
	Notes
	5.000% January 15, 2011
		$255,942

ELECTRIC COMPANIES --- 1.27%
250,000	Carolina Power & Light Co	252,295
	Senior Notes
	5.950% March 1, 2009
250,000	Public Service Electric & Gas Co	249,645
	Secured Medium Term Notes
	4.000% November 1, 2008
		$501,940

FINANCIAL SERVICES --- 3.90%
250,000	American General Finance Corp	155,504
	Notes
	4.875% May 15, 2010
250,000	American Honda Finance Corp ‡	248,535
	Notes
	6.700% October 1, 2013
250,000	Caterpillar Financial Services Corp	248,133
	Notes
	3.450% January 15, 2009
250,000	CIT Group Inc §	235,913
	Senior Notes
	3.375% April 1, 2009
250,000	Citigroup Inc	230,717
	Senior Notes
	4.125% February 22, 2010
250,000	International Lease Finance Corp	180,813
	Senior Unsecured Global Notes
	4.875% September 1, 2010
250,000	JPMorgan Chase & Co	242,622
	Notes
	4.500% November 15, 2010
		$1,542,237

FOOD & BEVERAGES --- 0.63%
250,000	Coca-Cola Enterprises Inc	249,351
	Notes
	4.375% September 15, 2009
		$249,351

HOUSEHOLD GOODS --- 0.64%
250,000	Stanley Works	252,472
	Notes
	5.000% March 15, 2010
		$252,472

INVESTMENT BANK/BROKERAGE FIRM --- 3.05%
250,000	Bear Stearns Companies Inc	246,373
	Senior Unsecured Global Notes
	3.250% March 25, 2009
250,000	Credit Suisse First Boston USA Inc	248,508
	Notes
	4.875% August 15, 2010
250,000	Goldman Sachs Group Inc	232,070
	Notes
	4.500% June 15, 2010
250,000	Lehman Brothers Holdings Inc § **	31,250
	Notes
	4.500% July 26, 2010
250,000	Merrill Lynch & Co Inc	242,661
	Senior Unsecured Global Notes
	6.000% February 17, 2009
250,000	Morgan Stanley	203,144
	Notes
	4.250% May 15, 2010
		$1,204,006

OTHER ASSET-BACKED --- 13.39%
1,000,000	ACE Securities Corp ‡	784,531
	Series 2007-D1 Class A2
	4.376% February 25, 2038
1,000,000	Bank of America Credit Card Trust *	967,395
	Series 2006-C4 Class C4
	3.048% November 15, 2011
500,000	BMW Vehicle Lease Trust	498,441
	Series BMWLT 2007-1 Class A3A
	4.590% August 15, 2013
1,500,000	GMAC Mortgage Corp Loan Trust *	713,729
	Series 2007-HE2 Class A3
	6.193% December 25, 2037
1,000,000	John Deere Owner Trust	994,935
	Series 2006-A Class A4
	5.390% June 17, 2013
500,000	MBNA Credit Card Master Note Trust	495,913
	Series 2005-A6 Class A6
	4.500% January 15, 2013
730,000	Residential Funding Mortgage Securities II Inc	390,138
	Series 2006-HI5 Class A3
	5.500% August 25, 2025
250,000	Residential Funding Mortgage Securities II Inc	187,623
	Series 2006-HI2 Class A3
	5.790% February 25, 2036
500,000	Residential Funding Mortgage Securities II Inc *	257,653
	Series 2007-HSA3 Class AI3
	6.030% May 25, 2037
		$5,290,358

PERSONAL LOANS --- 1.21%
250,000	American Express Credit Corp	233,421
	Notes
	5.000% December 2, 2010
250,000	HSBC Finance Corp	245,824
	Unsecured Bonds
	4.750% April 15, 2010
		$479,245

PRINTING & PUBLISHING --- 0.63%
250,000	Thomson Reuters Corp	249,705
	Notes
	5.950% July 15, 2013
		$249,705

RETAIL --- 2.12%
250,000	CVS Caremark Corp	245,162
	Senior Unsecured Global Notes
	4.000% September 15, 2009
305,767	CVS Pass-Through Trust ‡	325,798
	Pass Thru Certificates
	7.770% January 10, 2012
250,000	Target Corp	266,606
	Notes
	7.500% August 15, 2010
		$837,566

TELEPHONE & TELECOMMUNICATIONS --- 0.62%
250,000	BellSouth Corp	246,610
	Notes
	4.200% September 15, 2009
		$246,610

TRANSPORTATION --- 0.63%
250,000	Ryder System Inc	248,162
	Senior Unsecured Notes
	7.200% September 1, 2015
		$248,162

U.S. GOVERNMENTS --- 10.04%
1,000,000	United States of America §	1,045,938
	3.875% October 31, 2012
1,500,000	United States of America §	1,492,266
	2.750% February 28, 2013
1,450,000	United States of America §	1,426,777
	2.500% March 31, 2013
		$3,964,981

WHOLE LOAN --- 1.48%
583,760	GSR Mortgage Loan Trust	585,548
	Series 2003-7F Class 2A2
	5.250% June 25, 2033
		$585,548

TOTAL BONDS --- 99.30%		$39,237,370
(Cost $41,102,499)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

275,000	International Bank for Reconstruction & Development	275,000
	0.050% October 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 0.70%		$275,000
(Cost $275,000)

TOTAL MAXIM SHORT DURATION BOND PORTFOLIO --- 100%		$39,512,370
(Cost $41,377,499)

Legend

*	Represents the current interest rate for variable rate security.
†	Security is an agency note with maturity date and interest rate indicated.
‡

The Maxim Short Duration Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2008 were $2,407,259, $2,190,108 and 5.54%, respectively.

§

A portion or all of the security is on loan at September 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Barclays Capital Inc, 2.250%, to be repurchased on October 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $4,305,269.

**	Security in bankruptcy at September 30, 2008.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios. Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Bonds	$	$38,911,572	$325,798	$39,237,370
Short Term Investments		275,000		275,000
Total Assets	$	$39,186,572	$325,798	$39,512,370

At September 30, 2008, the U.S. Federal income tax cost basis was $41,327,584. The Maxim Short Duration Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $302,562 and gross depreciation of securities in which there was an excess of tax cost over value of $2,117,776, resulting in net depreciation of $1,815,214.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 2.94%
44,400	Alliant Techsystems Inc *	4,170,936
3,900	Empresa Brasileira de Aeronautica SA ADR	105,339
4,900	Goodrich Corp	203,840
4,200	Precision Castparts Corp	330,876
125,000	Rockwell Collins Inc	6,011,250
		$10,822,241

AIR FREIGHT --- 0.17%
5,800	CH Robinson Worldwide Inc	295,568
9,000	Expeditors International of Washington Inc	313,560
		$609,128

AIRLINES --- 1.20%
4,200	SkyWest Inc	67,116
299,800	Southwest Airlines Co	4,350,098
		$4,417,214

AUTO PARTS & EQUIPMENT --- 0.89%
5,800	Gentex Corp	82,940
90,300	WABCO Holdings Inc	3,209,262
		$3,292,202

BANKS --- 0.04%
2,500	SVB Financial Group *	144,800
		$144,800

BIOTECHNOLOGY --- 7.32%
35,600	Alexion Pharmaceuticals Inc *	1,399,080
39,000	Amylin Pharmaceuticals Inc *	788,580
2,000	Biogen Idec Inc *	100,580
69,000	Cephalon Inc *	5,346,810
3,600	Charles River Laboratories International Inc *	199,908
1,100	Covance Inc *	97,251
118,000	Human Genome Sciences Inc *	749,300
80,200	Illumina Inc *	3,250,506
22,000	ImClone Systems Inc *	1,373,680
3,800	Invitrogen Corp *	143,640
2,800	Martek Biosciences Corp	87,976
38,700	Millipore Corp *	2,662,560
21,000	Myriad Genetics Inc *	1,362,480
29,000	OSI Pharmaceuticals Inc *	1,429,410
103,000	Qiagen NV *	2,032,190
2,600	Techne Corp *	187,512
78,300	Vertex Pharmaceuticals Inc *	2,602,692
53,400	Waters Corp *	3,106,812
		$26,920,967

BROADCAST/MEDIA --- 1.84%
7,360	Ascent Media Corp *	179,547
121,000	Cablevision Systems Corp	3,044,360
1,500	Central European Media Enterprises Ltd *	98,100
5,300	CTC Media Inc *	79,500
151,200	Discovery Communications Inc *	2,147,796
3,800	DreamWorks Animation SKG Inc *	119,510
7,500	Focus Media Holding Ltd ADR *	213,825
1,900	General Cable Corp *	67,697
5,600	Shaw Communications Inc	113,848
981,000	Sirius XM Radio Inc *	559,170
3,600	WPP Group PLC sponsored ADR	146,520
		$6,769,873

CHEMICALS --- 0.27%
2,600	Albemarle Corp	80,184
1,300	CF Industries Holdings Inc	118,898
6,100	Ecolab Inc	295,972
13,400	Intrepid Potash Inc *	398,248
2,000	Sigma-Aldrich Corp	104,840
		$998,142

COMMUNICATIONS - EQUIPMENT --- 2.11%
15,000	CIENA Corp *	151,200
5,400	F5 Networks Inc *	126,252
6,000	Harris Corp	277,200
289,700	JDS Uniphase Corp *	2,450,862
213,700	Juniper Networks Inc *	4,502,659
10,400	SBA Communications Corp *	269,048
		$7,777,221

COMPUTER HARDWARE & SYSTEMS --- 0.73%
3,800	Logitech International SA *	88,616
13,900	NetApp Inc *	253,397
6,500	QLogic Corp *	99,840
186,300	Seagate Technology	2,257,956
		$2,699,809

COMPUTER SOFTWARE & SERVICES --- 6.39%
11,866	Activision Blizzard Inc *	183,092
2,500	Adobe Systems Inc *	98,675
2,700	ANSYS Inc *	102,249
82,300	Autodesk Inc *	2,761,165
500	Baidu.com Inc sponsored ADR *	124,115
4,000	BMC Software Inc *	114,520
4,300	Check Point Software Technologies Ltd *	97,782
4,100	Citrix Systems Inc *	103,566
8,800	Cognizant Technology Solutions Corp *	200,904
3,300	Digital River Inc *	106,920
6,700	Electronic Arts Inc *	247,833
212,300	Expedia Inc *	3,207,853
33,600	FactSet Research Systems Inc	1,755,600
7,900	Intuit Inc *	249,719
76,200	Jack Henry & Associates Inc	1,549,146
92,100	McAfee Inc *	3,127,716
72,000	MICROS Systems Inc *	1,919,520
7,100	Perot Systems Corp Class A *	123,185
144,600	Red Hat Inc *	2,179,122
33,800	Salesforce.com Inc *	1,635,920
7,500	Satyam Computer Services Ltd ADR	121,125
3,000	SINA Corp *	105,600
5,800	Symantec Corp *	113,564
2,900	Synopsys Inc *	57,855
4,450	THQ Inc *	53,578
121,400	VeriSign Inc *	3,166,112
		$23,506,436

CONGLOMERATES --- 0.39%
56,400	McDermott International Inc *	1,441,020
		$1,441,020

COSMETICS & PERSONAL CARE --- 0.10%
8,500	Avon Products Inc	353,345
		$353,345

DISTRIBUTORS --- 1.32%
40,800	Fastenal Co	2,015,112
50,000	LKQ Corp *	848,500
39,000	MSC Industrial Direct Co Inc Class A	1,796,730
2,200	WW Grainger Inc	191,334
		$4,851,676

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 6.63%
142,350	Ametek Inc	5,803,610
9,000	Cogent Inc *	91,980
78,000	Dolby Laboratories Inc *	2,744,820
173,600	Flir Systems Inc *	6,669,712
11,500	GT Solar International Inc *	124,775
2,800	II-VI Inc *	108,248
6,000	Itron Inc *	531,180
5,800	Jabil Circuit Inc	55,332
5,600	MEMC Electronic Materials Inc *	158,256
2,700	National Instruments Corp	81,135
122,800	Roper Industries Inc	6,994,688
12,000	SunPower Corp *	851,160
6,700	Trimble Navigation Ltd *	173,262
		$24,388,158

ELECTRONICS - SEMICONDUCTOR --- 6.14%
183,200	Altera Corp	3,788,576
8,000	Analog Devices Inc	210,800
13,700	Broadcom Corp Class A *	255,231
42,000	Cree Inc *	956,760
1,700	Cymer Inc *	43,061
4,400	Fairchild Semiconductor International Inc *	39,116
4,900	Integrated Device Technology Inc *	38,122
99,000	Intersil Holding Corp	1,641,420
1,800	KLA-Tencor Corp	56,970
1,700	Lam Research Corp *	53,533
7,600	Linear Technology Corp	233,016
275,000	Marvell Technology Group Ltd *	2,557,500
5,900	Maxim Integrated Products Inc	106,790
97,100	Microchip Technology Inc	2,857,653
9,200	National Semiconductor Corp	158,332
262,000	ON Semiconductor Corp *	1,771,120
189,000	PMC-Sierra Inc *	1,402,410
3,600	Silicon Laboratories Inc *	110,520
150,400	Teradyne Inc *	1,174,624
56,900	Varian Semiconductor Equipment Associates Inc *	1,429,328
157,400	Xilinx Inc	3,691,030
		$22,575,912

ENGINEERING & CONSTRUCTION --- 1.20%
4,400	Fluor Corp	245,080
7,300	Foster Wheeler Ltd *	263,603
144,100	Quanta Services Inc *	3,892,141
		$4,400,824

FINANCIAL SERVICES --- 2.25%
1,300	Affiliated Managers Group Inc *	107,705
49,000	Ameriprise Financial Inc	1,871,800
102,100	Eaton Vance Corp	3,596,983
3,600	Federated Investors Inc Class B	103,860
75,400	Interactive Brokers Group Inc *	1,671,618
2,200	IntercontinentalExchange Inc *	177,496
4,800	Janus Capital Group Inc	116,544
5,800	Moody's Corp	197,200
5,200	Northern Trust Corp	375,440
3,200	SEI Investments Co	71,040
		$8,289,686

FOOD & BEVERAGES --- 0.17%
3,500	Brown-Forman Corp	251,335
2,500	Hershey Co	98,850
7,200	McCormick & Co Inc	276,840
		$627,025

GOLD, METALS & MINING --- 3.09%
65,400	Agnico-Eagle Mines Ltd	3,601,578
5,500	Arch Coal Inc	180,895
6,900	Carpenter Technology Corp	176,985
5,100	Cleveland-Cliffs Inc	269,994
70,800	CONSOL Energy Inc	3,249,012
5,400	Foundation Coal Holdings Inc	192,132
2,700	Massey Energy Co	96,309
34,000	Peabody Energy Corp	1,530,000
71,000	Teck Cominco Ltd	2,067,520
		$11,364,425

HEALTH CARE RELATED --- 2.68%
4,200	CIGNA Corp	142,716
46,650	Coventry Health Care Inc *	1,518,458
1,650	DaVita Inc *	94,066
5,800	Express Scripts Inc Class A *	428,156
53,400	Health Net Inc *	1,260,240
75,500	Henry Schein Inc *	4,064,920
39,700	Humana Inc *	1,635,640
2,800	Laboratory Corp of America Holdings *	194,600
3,600	Lincare Holdings Inc *	108,324
2,300	McKesson Corp	123,763
2,900	Patterson Cos Inc *	88,189
3,700	Quest Diagnostics Inc	191,179
		$9,850,251

HOMEBUILDING --- 0.06%
1,600	Centex Corp	25,920
2,100	KB Home	41,328
3,000	Lennar Corp	45,570
3,400	Pulte Homes Inc	47,498
3,200	Toll Brothers Inc *	80,736
		$241,052

HOTELS/MOTELS --- 1.51%
6,000	Choice Hotels International Inc	162,600
61,000	Gaylord Entertainment Co *	1,791,570
3,000	Las Vegas Sands Corp *	108,330
123,000	Marriott International Inc Class A	3,209,070
9,300	Melco Crown Entertainment Ltd ADR *	37,107
3,200	Starwood Hotels & Resorts Worldwide Inc	90,048
1,900	Wynn Resorts Ltd	155,116
		$5,553,841

HOUSEHOLD GOODS --- 0.05%
3,200	Clorox Co	200,608
		$200,608

INDEPENDENT POWER PRODUCER --- 0.38%
365,000	Dynegy Inc Class A *	1,306,700
10,900	Reliant Energy Inc *	80,115
		$1,386,815

INSURANCE RELATED --- 2.16%
2,500	Aon Corp	112,400
2,200	Arch Capital Group Ltd *	160,666
44,400	Assurant Inc	2,442,000
87,200	Axis Capital Holdings Ltd	2,765,112
3,500	HCC Insurance Holdings Inc	94,500
16,000	Philadelphia Consolidated Holding Corp *	937,120
31,000	Principal Financial Group Inc	1,348,190
1,700	RenaissanceRe Holdings Ltd	88,400
		$7,948,388

INVESTMENT BANK/BROKERAGE FIRM --- 1.03%
4,300	Lazard Ltd	183,868
3,200	optionsXpress Holdings Inc	62,144
59,000	Raymond James Financial Inc	1,945,820
99,000	TD Ameritrade Holding Corp *	1,603,800
		$3,795,632

LEISURE & ENTERTAINMENT --- 0.69%
1,600	Boyd Gaming Corp	14,976
2,300	Ctrip.com International Ltd ADR	88,803
5,100	Harley-Davidson Inc	190,230
110,700	International Game Technology	1,901,826
4,900	Mattel Inc	88,396
18,000	Pinnacle Entertainment Inc *	136,080
1,800	Royal Caribbean Cruises Ltd	37,350
2,850	WMS Industries Inc *	87,125
		$2,544,786

MACHINERY --- 2.88%
5,500	Cummins Inc	240,460
23,000	Danaher Corp	1,596,200
5,100	Donaldson Co Inc	213,741
1,200	Flowserve Corp	106,524
3,300	Graco Inc	117,513
39,200	Harsco Corp	1,457,848
109,300	IDEX Corp	3,390,486
38,640	ITT Corp	2,149,034
5,800	Joy Global	261,812
50,000	Oshkosh Truck Corp	658,000
3,800	PACCAR Inc	145,122
2,600	Pall Corp	89,414
2,500	Terex Corp *	76,300
1,100	Valmont Industries Inc	90,959
		$10,593,413

MEDICAL PRODUCTS --- 3.90%
3,500	American Medical Systems Holdings Inc *	62,160
2,700	ArthroCare Corp *	74,844
1,300	Becton Dickinson & Co	104,338
34,100	CR Bard Inc	3,235,067
76,200	Dentsply International Inc	2,860,548
84,900	Edwards Lifesciences Corp *	4,903,824
29,100	Gen-Probe Inc *	1,543,755
4,400	Hologic Inc *	85,052
3,800	IDEXX Laboratories Inc *	208,240
1,100	Intuitive Surgical Inc *	265,078
4,400	Masimo Corp *	163,680
3,800	ResMed Inc *	163,400
8,300	St Jude Medical Inc *	360,967
3,100	Varian Medical Systems Inc *	177,103
1,900	Zimmer Holdings Inc *	122,664
		$14,330,720

OFFICE EQUIPMENT & SUPPLIES --- 0.04%
5,300	American Reprographics Co *	91,425
2,150	Zebra Technologies Corp Class A *	59,878
		$151,303

OIL & GAS --- 7.74%
2,800	Bill Barrett Corp *	89,908
166,900	BJ Services Co	3,192,797
4,600	Cabot Oil & Gas Corp Class A	166,244
36,400	Cameron International Corp *	1,402,856
97,000	CNX Gas Corp *	2,171,830
3,000	Complete Production Services Inc *	60,390
11,300	Compton Petroleum Corp *	62,037
6,800	Concho Resources Inc *	187,748
3,500	Core Laboratories NV	354,620
2,600	Diamond Offshore Drilling Inc	267,956
37,000	EOG Resources	3,310,020
73,000	FMC Technologies Inc *	3,398,150
3,500	Forest Oil Corp *	173,600
4,200	Mariner Energy Inc *	86,100
47,800	Murphy Oil Corp	3,065,892
8,500	Nabors Industries Ltd *	211,820
6,300	Newfield Exploration Co *	201,537
13,200	SandRidge Energy Inc *	258,720
98,800	Smith International Inc	5,793,632
3,000	Sunoco Inc	106,740
77,600	TETRA Technologies Inc *	1,074,760
67,000	Trican Well Service Ltd *	1,007,282
4,700	Ultra Petroleum Corp *	260,098
6,900	Williams Cos Inc	163,185
30,000	XTO Energy Inc	1,395,600
		$28,463,522

PHARMACEUTICALS --- 2.49%
6,302	Allergan Inc	324,553
53,400	BioMarin Pharmaceutical Inc *	1,414,566
176,500	Elan Corp PLC sponsored ADR *	1,883,255
41,000	Medarex Inc *	265,270
38,000	Sepracor Inc *	695,780
51,000	Theravance Inc *	635,460
110,000	Valeant Pharmaceuticals International *	2,251,700
111,100	Warner Chilcott Ltd *	1,679,832
		$9,150,416

POLLUTION CONTROL --- 0.29%
63,000	EnergySolutions Inc	630,000
7,300	Republic Services Inc	218,854
3,500	Stericycle Inc *	206,185
		$1,055,039

PRINTING & PUBLISHING --- 0.07%
5,900	McGraw-Hill Cos Inc	186,499
2,500	VistaPrint Ltd *	82,100
		$268,599

REAL ESTATE --- 0.49%
46,000	St Joe Co	1,798,140
		$1,798,140

RESTAURANTS --- 1.42%
46,000	Chipotle Mexican Grill Inc *	2,150,500
13,700	Panera Bread Co Class A *	697,330
8,300	Starbucks Corp *	123,421
62,700	Tim Hortons Inc	1,857,801
11,600	Yum! Brands Inc	378,276
		$5,207,328

RETAIL --- 7.10%
2,400	Advance Auto Parts Inc	95,184
67,000	Amazon.com Inc *	4,874,920
2,700	AnnTaylor Stores Corp *	55,728
119,200	Bed Bath & Beyond Inc *	3,744,072
18,000	Best Buy Co Inc	675,000
122,000	CarMax Inc *	1,708,000
3,000	Dicks Sporting Goods Inc *	58,740
4,700	Family Dollar Stores Inc	111,390
61,000	J Crew Group Inc *	1,742,770
1,950	Men's Wearhouse Inc	41,418
101,000	O'Reilly Automotive Inc *	2,703,770
139,800	Petsmart Inc	3,454,458
1,800	Priceline.Com Inc *	123,174
7,300	Ross Stores Inc	268,713
43,000	Shoppers Drug Mart Corp *	2,074,747
6,300	Staples Inc	141,750
5,700	Tiffany & Co	202,464
10,500	TJX Cos Inc	320,460
1,600	Tractor Supply Co *	67,280
2,900	Urban Outfitters Inc *	92,423
146,000	Whole Foods Market Inc	2,924,380
38,400	Williams-Sonoma Inc	621,312
		$26,102,153

SPECIALIZED SERVICES --- 11.05%
5,192	Apollo Group Inc *	307,886
120,800	Clear Channel Outdoor Holdings Inc *	1,652,544
3,300	Corporate Executive Board Co	103,125
3,600	DeVry Inc	178,344
74,000	DST Systems Inc *	4,143,260
1,300	Dun & Bradstreet Corp	122,668
3,300	Equifax Inc	113,685
1,600	Fidelity National Information Services Inc	29,536
75,200	Fiserv Inc *	3,558,464
106,300	Global Payments Inc	4,768,618
34,000	IHS Inc *	1,619,760
117,050	Iron Mountain Inc *	2,857,190
2,000	ITT Educational Services Inc *	161,820
128,600	Lamar Advertising Co *	3,972,454
52,300	Manpower Inc	2,257,268
5,500	Monster Worldwide Inc *	82,005
4,100	NeuStar Inc *	81,549
1,500	New Oriental Education & Technology Group Inc sponsored ADR *	96,360
5,200	Omnicom Group Inc	200,512
9,700	Paychex Inc	320,391
11,100	Ritchie Bros Auctioneers Inc	259,296
129,500	Robert Half International Inc	3,205,125
218,000	SAIC Inc *	4,410,140
62,000	UTI Worldwide Inc	1,055,240
206,100	Western Union Co	5,084,487
		$40,641,727

TELEPHONE & TELECOMMUNICATIONS --- 4.22%
122,000	Amdocs Ltd *	3,340,360
107,300	American Tower Corp *	3,859,581
120,300	Crown Castle International Corp *	3,485,091
75,300	Leap Wireless International Inc *	2,868,930
92,100	MetroPCS Communications Inc *	1,288,479
4,600	NII Holdings Inc *	174,432
15,000	Rogers Communications Inc Class B	498,600
		$15,515,473

TEXTILES --- 0.05%
6,700	Coach Inc *	167,768
		$167,768

TRANSPORTATION --- 0.07%
5,800	Landstar System Inc	255,548
		$255,548

UTILITIES --- 0.31%
98,000	AES Corp *	1,145,620
		$1,145,620

TOTAL COMMON STOCK --- 95.87%		$352,618,246
(Cost $352,128,741)

PREFERRED STOCK

Shares		Value ($)

SPECIALIZED SERVICES --- 0.05%
5,000	Bill Me Later Inc * †	181,150
		$181,150

TOTAL PREFERRED STOCK --- 0.05%		$181,150
(Cost $181,150)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

15,020,000	International Bank for Reconstruction & Development	15,020,000
	0.050% October 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 4.08%		$15,020,000
(Cost $15,020,000)

TOTAL MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO --- 100%		$367,819,396
(Cost $367,329,891)
Legend

*	Non-income Producing Security
†

The Maxim T. Rowe Price MidCap Growth Portfolio may own certain investment securities that have been deemed "illiquid" because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value, and percent of net assets of these illiquid securities held at September 30, 2008 were $181,150, $181,150 and 0.05%, respectively.

ADR	American Depository Receipt

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Assets
Common Stock	$352,618,246	$		$		$352,618,246
Preferred Stock					181,150	181,150
Short Term Investments			15,020,000			15,020,000
Total Assets	$352,618,246		$15,020,000		$181,150	$367,819,396

At September 30, 2008, the U.S. Federal income tax cost basis was $370,925,795. The Maxim T. Rowe Price MidCap Growth Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $51,668,632 and gross depreciation of securities in which there was an excess of tax cost over value of $54,775,031, resulting in net depreciation of $3,106,399.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2008

UNAUDITED

BONDS

Par Value ($)		Value ($)

CANADIAN - PROVINCIAL --- 5.12%
680,000,000	Province of Ontario	6,471,761
JPY	Unsubordinated Debentures
	1.875% January 25, 2010
		$6,471,761

FINANCIAL SERVICES --- 3.95%
5,600,000	Oesterreichische Kontrollbank AG	4,990,904
CHF	Bonds
	2.750% June 14, 2011
		$4,990,904

FOREIGN BANKS --- 8.46%
560,000,000	KfW Bankengruppe *	5,265,838
JPY	Foreign Government Guaranteed Bonds
	0.658% August 8, 2011
3,880,000	KfW Bankengruppe	2,583,027
NZD	Foreign Government Guaranteed Bonds
	6.375% February 17, 2015
31,651,000	Landwirtschaftliche Rentenbank	2,848,923
MXP	Notes
	8.500% February 22, 2016
		$10,697,788

FOREIGN GOVERNMENTS --- 60.13%
3,070,000	Government of Argentina *	2,219,610
	Bonds
	5.374% August 3, 2012
4,705,000	Government of Australia	3,714,489
AUD	Notes
	6.000% July 14, 2009
2,255,000	Government of Australia	1,721,445
AUD	Notes
	5.500% March 1, 2017
750,000	Government of Australia	591,853
AUD	Bonds
	6.000% September 14, 2017
375,000	Government of Australia	297,745
AUD	Bonds
	6.000% August 14, 2013
3,260,000	Government of Australia	2,584,958
AUD	Bonds
	6.000% May 1, 2012
3,070,000	Government of Australia †	2,155,950
NZD	Bonds
	7.125% September 18, 2017
600,000	Government of Belgium	837,321
EUR	Bonds
	4.250% September 28, 2014
100,000	Government of Brazil	782,030
BRL	Notes
	6.000% May 15, 2045
330,000	Government of Brazil	1,583,043
BRL	Notes
	10.000% January 1, 2012
200,000	Government of Brazil	1,650,070
BRL	Notes
	6.000% May 15, 2015
140,000	Government of Brazil	604,592
BRL	Notes
	10.000% January 1, 2017
1,320,000	Government of Brazil	5,986,997
BRL	Notes
	10.000% January 1, 2014
4,100,000	Government of France	5,744,416
EUR	Bonds
	4.250% October 25, 2017
25,300,000,000	Government of Indonesia	2,316,882
IDR	Bonds
	11.000% November 15, 2020
37,750,000,000	Government of Indonesia	3,553,604
IDR	Bonds
	10.750% May 15, 2016
2,400,000,000	Government of Indonesia	228,792
IDR	Bonds
	12.000% September 15, 2026
10,000,000,000	Government of Indonesia	953,256
IDR	Bonds
	11.500% September 15, 2019
815,000	Government of Iraq	521,600
	Bonds
	5.800% January 15, 2028
3,959,000,000	Government of Korea	3,203,941
KRW	Bonds
	5.500% September 10, 2017
159,000,000	Government of Korea	129,464
KRW	Bonds
	5.250% September 10, 2012
371,000,000	Government of Korea	297,985
KRW	Bonds
	4.750% March 10, 2012
159,000,000	Government of Korea	124,985
KRW	Bonds
	5.000% September 10, 2016
9,410,000	Government of Malaysia	2,665,748
MYR	Bonds
	4.240% February 7, 2018
30,000	Government of Malaysia	8,677
MYR	Bonds
	3.833% September 28, 2011
290,000	Government of Malaysia	85,494
MYR	Bonds
	7.000% March 15, 2009
410,000	Government of Malaysia	112,523
MYR	Bonds
	3.814% February 15, 2017
28,400,000	Government of Mexico	2,538,900
MXP	Bonds
	8.000% December 17, 2015
37,400,000	Government of Mexico	3,881,509
MXP	Bonds
	10.000% December 5, 2024
3,955,000	Government of Netherlands	5,650,517
EUR	Bonds
	4.500% July 15, 2017
27,550,000	Government of Norway	4,871,266
NOK	Bonds
	6.000% May 16, 2011
9,280,000	Government of Peru	3,130,049
PEN	Bonds
	8.600% August 12, 2017
1,800,000	Government of Poland	744,619
PLN	Bonds
	5.750% September 23, 2022
6,420,000	Government of Sweden	929,369
SEK	Bonds
	4.000% December 1, 2009
66,275,000	Government of Sweden	9,589,285
SEK	Bonds
	5.000% January 28, 2009
		$76,012,984

SUPRANATIONALS --- 8.59%
9,950,000	European Investment Bank	1,638,250
NOK	Notes
	4.500% May 15, 2013
4,340,000	European Investment Bank	2,899,430
NZD	Notes
	6.500% September 10, 2014
150,000,000	European Investment Bank *	1,409,982
JPY	Notes
	0.709% September 21, 2011
42,000,000	Inter-American Development Bank	3,372,596
MXP	Senior Unsubordinated Notes
	7.500% December 5, 2024
1,300,000	Inter-American Development Bank	840,615
NZD	Senior Unsecured Notes
	6.000% December 15, 2017
1,000,000	International Bank for Reconstruction & Development	703,584
NZD	Unsubordinated Notes
	7.500% July 30, 2014
		$10,864,457

U.S. MUNICIPAL --- 5.89%
30,000	Alabama Public Housing Authority	25,873
	Bonds
	4.450% January 1, 2024
160,000	Bexar County Hospital District	144,144
	Bonds
	5.000% February 15, 2032
140,000	Bexar County Texas	122,676
	Bonds
	5.250% August 15, 2047
700,000	City of Chicago	701,624
	Bonds
	5.000% November 1, 2019
185,000	City of Seattle WA	171,961
	Bonds
	5.000% September 1, 2034
100,000	Commonwealth of Puerto Rico	97,489
	Bonds
	5.500% July 1, 2021
200,000	Dickinson Independent School District	175,814
	Bonds
	4.750% February 15, 2033
565,000	Florida Hurricane Catastrophe Fund	548,971
	Bonds
	4.250% July 1, 2014
550,000	Florida State Board of Education	526,702
	Bonds
	5.000% July 1, 2022
500,000	Florida State Board of Education	487,090
	Bonds
	5.000% July 1, 2021
500,000	Florida State Board of Education	497,330
	Bonds
	5.000% July 1, 2020
365,000	Hamilton County Ohio Sales Tax	327,463
	Bonds
	5.000% December 1, 2032
650,000	Illinois Finance Authority Revenue	610,363
	Bonds
	5.000% January 1, 2020
215,000	Illinois Municipal Electric Agency	205,297
	Bonds
	5.000% February 1, 2035
715,000	JEA Water & Sewer Revenue	598,884
	Bonds
	4.750% October 1, 2040
100,000	Metropolitan Atlanta Rapid Transit Authority	102,926
	Bonds
	5.000% July 1, 2019
500,000	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board	525,285
	Bonds
	5.000% October 1, 2018
150,000	North Carolina Eastern Municipal Power Agency	152,849
	Bonds
	5.250% January 1, 2019
350,000	Public Power Generation Agency	354,932
	Bonds
	5.000% January 1, 2019
400,000	Regional Transportation District	389,444
	Bonds
	5.000% December 1, 2021
310,000	State of California	280,042
	Bonds
	5.000% April 1, 2038
275,000	State of California	256,495
	Bonds
	5.125% April 1, 2033
100,000	State of New York	93,083
	Bonds
	5.000% April 1, 2026
50,000	State of Wisconsin	49,998
	Bonds
	5.000% May 1, 2021
		$7,446,735

TOTAL BONDS --- 92.14%		$116,484,629
(Cost $118,180,959)

Options Purchased

Shares		Value ($)

1,000	Brazilian Real Put, strike price 2.05 BRL, expiration date January 20, 2009 ‡	356
		$356

TOTAL OPTIONS PURCHASED --- 0.00%		$356
(Cost $3,750)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

9,935,000	Federal Home Loan Bank	9,935,000
	1.880% October 1, 2008

TOTAL SHORT-TERM INVESTMENTS --- 7.86%		$9,935,000
(Cost $9,935,000)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100%		$126,419,985
(Cost $128,119,709)

Legend

*	Represents the current interest rate for variable rate security.
†

The Maxim Global Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at September 30, 2008 were $2,259,621, $2,155,950 and 1.57%, respectively.

‡	Non-income Producing Security

Currency Abbreviation

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CHF	-	Swiss Franc
EUR	-	Euro Dollar
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXP	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios. Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of September 30, 2008, the inputs used to value the fund’s investments were as follows:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets
Bonds	$	$116,484,629	$		$116,484,629
Derivatives				356	356
Short Term Investments		9,935,000			9,935,000
Total Assets	$	$126,419,629		$356	$126,419,985

At September 30, 2008, the U.S. Federal income tax cost basis was $127,864,518. The Maxim Global Bond Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,713,899 and gross depreciation of securities in which there was an excess of tax cost over value of $7,158,433, resulting in net depreciation of $1,444,534.

As of September 30, 2008, the Global Bond Portfolio held the following forward foreign currency contracts:

			Net
	Delivery		Unrealized
	Value	Settlement	Appreciation
	(Foreign Currency)	Date	(Depreciation)
Short Contracts:
Australian Dollar (Russian Ruble)	2,828,084	September 2009	$191,432
Australian Dollar (Vietnamese Dong)	494,504	March 2009	9,139
Australian Dollar (Vietnamese Dong)	135,466	May 2009	3,092
Australian Dollar (Vietnamese Dong)	616,659	June 2009	14,885
British Pound (Malaysian Ringgit)	456,505	April 2009	95,104
British Pound (Malaysian Ringgit)	114,126	May 2009	22,826
British Pound (Singapore Dollar)	457,765	April 2009	91,799
British Pound (U.S. Dollar)	680,000	April 2009	113,923
Euro Dollar (Chinese Renminbi)	1,677,940	September 2009	90,028
Euro Dollar (Japanese Yen)	12,204,003	February 2009	919,547
Euro Dollar (Japanese Yen)	1,874,210	March 2009	265,781
Euro Dollar (Japanese Yen)	3,340,704	April 2009	540,570
Euro Dollar (Japanese Yen)	356,106	July 2009	63,073
Euro Dollar (Japanese Yen)	1,851,223	August 2009	183,747
Euro Dollar (Malaysian Ringgit)	457,077	April 2009	81,591
Euro Dollar (Malaysian Ringgit)	1,305,862	June 2009	206,226
Euro Dollar (Malaysian Ringgit)	7,190,408	July 2009	1,154,488
Euro Dollar (Malaysian Ringgit)	257,883	August 2009	32,643
Euro Dollar (Polish Zloty)	9,019,399	September 2009	415,921
Euro Dollar (Russian Ruble)	479,000	July 2009	78,484
Euro Dollar (Swedish Krona)	1,351,618	September 2009	36,062
Euro Dollar (Singapore Dollar)	4,902,976	April 2009	862,026
Euro Dollar (Singapore Dollar)	148,550	May 2009	19,641
Euro Dollar (Singapore Dollar)	467,982	June 2009	71,173
Euro Dollar (Singapore Dollar)	1,149,742	July 2009	201,824
Euro Dollar (Taiwanese Dollar)	1,149,742	July 2009	206,090
Euro Dollar (U.S. Dollar)	2,931,289	January 2009	135,796
Euro Dollar (U.S. Dollar)	17,621,674	February 2009	1,004,969
Euro Dollar (U.S. Dollar)	4,649,144	March 2009	432,655
Euro Dollar (U.S. Dollar)	1,787,526	April 2009	245,212
Euro Dollar (U.S. Dollar)	875,853	June 2009	148,168
Euro Dollar (U.S. Dollar)	2,741,690	July 2009	412,446
Mexican Peso (Chilean Peso)	18,541,182	May 2009	123,793
Mexican Peso (Chilean Peso)	6,190,025	June 2009	45,907
Mexican Peso (Indian Rupee)	28,863,545	January 2009	35,613
Mexican Peso (Indian Rupee)	40,922,700	May 2009	282,238
Mexican Peso (Russian Ruble)	2,296,263	September 2009	15,852
Mexican Peso (U.S. Dollar)	17,301,920	February 2009	74,868
Mexican Peso (U.S. Dollar)	3,500,000	July 2009	19,838
Mexican Peso (Vietnamese Dong)	33,297,776	September 2009	247,736
New Zealand Dollar (Indian Rupee)	4,529,044	February 2009	709,304
New Zealand Dollar (Indonesian Rupiah)	5,504,526	August 2009	468,713
New Zealand Dollar (Russian Ruble)	2,505,657	August 2009	128,838
New Zealand Dollar (Vietnamese Dong)	633,257	February 2009	28,922
New Zealand Dollar (Vietnamese Dong)	776,489	August 2009	39,813
Romanian New Leu (Czech Koruna)	4,808,577	February 2009	164,022
Romanian New Leu (Euro Dollar)	4,085,333	December 2008	189,566
Romanian New Leu (Norwegian Krone)	3,700,000	November 2008	184,795
Romanian New Leu (Swedish Krona)	2,639,961	December 2008	123,967
South Korean Won (Swiss Franc)	4,618,279,500	November 2008	1,089,023
South Korean Won (Swiss Franc)	456,911,672	January 2009	99,441
South Korean Won (Swiss Franc)	640,000,000	March 2009	117,074
South Korean Won (Swiss Franc)	570,424,000	April 2009	105,393
South Korean Won (U.S. Dollar)	3,107,080,502	January 2009	651,575
South Korean Won (U.S. Dollar)	606,819,200	February 2009	129,529
South Korean Won (U.S. Dollar)	301,504,000	March 2009	66,353
Swiss Franc (U.S. Dollar)	3,035,730	October 2008	165,594

Long Contracts:
Chilean Peso (Mexican Peso)	808,344,865	May 2009	(294,021)
Chilean Peso (Mexican Peso)	279,999,594	June 2009	(80,793)
Chinese Renminbi (Euro Dollar)	16,125,300	September 2009	(44,319)
Czech Koruna (Romanian New Leu)	31,622,082	February 2009	8,140
Euro Dollar (Romanian New Leu)	1,115,000	December 2008	(57,572)
Indian Rupee (Mexican Peso)	100,361,432	January 2009	(452,868)
Indian Rupee (Mexican Peso)	160,502,922	May 2009	(417,100)
Indian Rupee (New Zealand Dollar)	139,750,000	February 2009	(583,701)
Indonesian Rupiah (New Zealand Dollar)	36,972,623,505	August 2009	(406,188)
Japanese Yen (Euro Dollar)	1,885,912,479	February 2009	471,636
Japanese Yen (Euro Dollar)	286,883,438	March 2009	(70,355)
Japanese Yen (Euro Dollar)	517,950,576	April 2009	(91,244)
Japanese Yen (Euro Dollar)	57,777,500	July 2009	17,157
Japanese Yen (Euro Dollar)	293,532,200	August 2009	171,423
Japanese Yen (U.S. Dollar)	854,238,000	November 2008	379,340
Kazakhstan Tenge (U.S. Dollar)	32,475,000	December 2008	19,473
Kazakhstan Tenge (U.S. Dollar)	660,532,500	February 2009	335,948
Malaysian Ringgit (British Pound)	2,747,284	April 2009	(77,129)
Malaysian Ringgit (British Pound)	687,803	May 2009	(17,554)
Malaysian Ringgit (Euro Dollar)	2,227,565	April 2009	(60,737)
Malaysian Ringgit (Euro Dollar)	8,782,959	June 2009	(139,825)
Malaysian Ringgit (Euro Dollar)	35,871,274	July 2009	(574,557)
Malaysian Ringgit (Euro Dollar)	1,278,014	August 2009	(17,477)
Norwegian Krone (Romanian New Leu)	8,205,811	November 2008	(118,881)
Polish Zloty (Euro Dollar)	30,500,000	September 2009	(745,931)
Russian Ruble (Australian Dollar)	59,220,488	September 2009	(147,199)
Russian Ruble (Euro Dollar)	17,651,150	July 2009	(89,970)
Russian Ruble (Mexican Peso)	5,490,824	September 2009	(9,227)
Russian Ruble (New Zealand Dollar)	42,008,769	August 2009	(143,385)
Singapore Dollar (British Pound)	1,197,394	April 2009	(28,091)
Singapore Dollar (Euro Dollar)	10,296,639	April 2009	(302,275)
Singapore Dollar (Euro Dollar)	303,503	May 2009	(9,117)
Singapore Dollar (Euro Dollar)	2,386,869	July 2009	(76,399)
South Korean Won (U.S. Dollar)	5,800,000,000	August 2009	(506,491)
Swedish Krona (Euro Dollar)	13,000,000	September 2009	(81,738)
Swedish Krona (Romanian New Leu)	6,814,320	December 2008	(79,011)
Swiss Franc (South Korean Won)	5,464,579	November 2008	(45,929)
Swiss Franc (South Korean Won)	520,181	January 2009	(13,046)
Swiss Franc (South Korean Won)	660,789	March 2009	(61,121)
Swiss Franc (South Korean Won)	591,032	April 2009	(54,340)
Swiss Franc (U.S. Dollar)	446,487	October 2008	10,907
Swiss Franc (U.S. Dollar)	2,212,840	November 2008	(119)
Taiwanese Dollar (Euro Dollar)	52,986,793	July 2009	(84,944)
Vietnamese Dong (Australian Dollar)	6,884,621,000	March 2009	(30,687)
Vietnamese Dong (Australian Dollar)	1,929,334,000	May 2009	(10,721)
Vietnamese Dong (Australian Dollar)	8,785,846,000	June 2009	(51,678)
Vietnamese Dong (Mexican Peso)	55,864,687,236	September 2009	(424,475)
Vietnamese Dong (New Zealand Dollar)	7,495,068,717	February 2009	(30,320)
Vietnamese Dong (New Zealand Dollar)	9,409,877,826	August 2009	(67,536)

Net Appreciation			$8,474,081

See Summary of Investments by Country following the Schedule of Investments.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY

SEPTEMBER 30, 2008

UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Argentina	2,219,610	1.76%
Australia	11,066,440	8.75%
Austria	4,990,904	3.95%
Belgium	837,321	0.66%
Brazil	10,606,732	8.39%
Canada	6,471,761	5.12%
European Community	6,651,246	5.26%
France	5,744,416	4.55%
Germany	10,698,144	8.46%
Indonesia	7,052,534	5.58%
Iraq	521,600	0.41%
Latin America	4,213,211	3.33%
Malaysia	2,872,442	2.27%
Mexico	6,420,409	5.08%
Netherlands	5,650,517	4.47%
Norway	4,871,266	3.85%
Peru	3,130,049	2.48%
Poland	744,619	0.59%
South Korea	3,756,375	2.97%
Sweden	10,518,654	8.32%
United States	17,381,735	13.75%
	126,419,985	100.00%

Item 2. Controls and Procedures:

(a) The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     December 9, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     December 9, 2008

MAXIM SERIES FUND, INC.

By:	/s/ M. Maiers
M. Maiers
Treasurer

Date:     December 9, 2008